UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05010

THE HUNTINGTON FUNDS

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN                                46208

(Address of principal executive offices) (Zip code)

Ronald J. Corn, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH                                43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1. Reports to Stockholders.

Semi-Annual

Shareholder

Report

Money Market Funds

Huntington Tax-Free Money Market Fund

Huntington Money Market Fund

Huntington Ohio Municipal Money Market Fund

Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund

Huntington Global Select Markets Fund

Huntington Growth Fund

Huntington Income Equity Fund

Huntington International Equity Fund

Huntington Macro 100 Fund

Huntington Mid Corp America Fund

Huntington New Economy Fund

Huntington Real Strategies Fund

Huntington Rotating Markets Fund

Huntington Situs Fund

Huntington Technical Opportunities Fund

Income Funds

Huntington Fixed Income Securities Fund

Huntington Intermediate Government Income Fund

Huntington Mortgage Securities Fund

Huntington Ohio Tax-Free Fund

Huntington Short/Intermediate Fixed Income Securities Fund

Asset Allocation Funds

Huntington Balanced Allocation Fund

Huntington Conservative Allocation Fund

Huntington Growth Allocation Fund

JUNE 30, 2010

CLASS A SHARES

TRUST SHARES

Huntington Tax-Free Money Market Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Demand Notes	65.0%
General Market Notes	35.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Principal Amount		Value

Municipal Bonds — 92.7%
Alabama — 0.4%
$400,000	Birmingham, AL, Medical Clinic Board Revenue, (LOC - SunTrust Bank), 0.430%, 9/1/15 (a)	$400,000
Colorado — 1.8%
700,000	Colorado Holland Creek Metropolitan District Revenue, (LOC - Bank of America N.A.), 0.280%, 6/1/41 (a)	700,000
350,000	Colorado Housing & Finance Authority, Series B, (Fannie Mae Ins.), 0.220%, 10/15/16 (a)	350,000
350,000	Colorado Housing & Finance Authority, Series E, (Fannie Mae Ins.), 0.220%, 10/15/16 (a)	350,000
500,000	Colorado Housing & Finance Authority, Series H, (Fannie Mae Ins.), 0.220%, 10/15/16 (a)	500,000
		1,900,000
Connecticut — 0.1%
100,000	Farmington, CT, G.O., 3.250%, 2/15/11	101,502
Delaware — 0.9%
1,000,000	Delaware State Health Facilities Authority Revenue, (LOC - Wells Fargo Bank N.A.), 0.150%, 7/1/39 (a)	1,000,000
Florida — 23.2%
900,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.290%, 4/1/20 (a)	900,000
100,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Citibank N.A.), 0.280%, 11/1/31 (a)	100,000
500,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.250%, 12/1/29 (a)	500,000

Principal Amount		Value

Municipal Bonds — (Continued)
Florida — (Continued)
$2,990,000	Broward County, FL, School Board, Certificate Participation, (AGM Ins.), 0.300%, 7/1/21 (a)	$2,990,000
85,000	Charlotte County, FL, Utility Revenue, Series B, (AGM Ins.), 0.300%, 10/1/21 (a)	85,000
550,000	Duval County, FL, Housing Finance Authority Revenue, (LOC - U.S. Bank N.A.), 0.290%, 7/1/25 (a)	550,000
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins.), 0.290%, 8/1/11 (a)	1,580,000
385,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue, Series A, 4.000%, 7/1/10	385,000
2,500,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue, Series A, 5.000%, 7/1/10	2,500,000
1,900,000	Florida State Department Environmental Protection Preservation Revenue, Series A, (Assured Guaranty), 0.220%, 7/1/27 (a)	1,900,000
1,390,000	Florida State Department Environmental Protection Preservation Revenue, Series B, (National Reinsurance), 5.000%, 7/1/10	1,390,000
330,000	Hernando County, FL, Revenue, (Assured Guaranty), 2.000%, 2/1/11	331,915
900,000	North Broward, FL, Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.250%, 1/15/27 (a)	900,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Florida — (Continued)
$1,825,000	Orange County, FL, School Board, Certificate Participation, Series E, (LOC - Wachovia Bank N.A.), 0.150%, 8/1/22 (a)	$1,825,000
2,790,000	Orlando & Orange County Authority, FL, Expressway Revenue, (FSA Ins), 0.300%, 7/1/25 (a)	2,790,000
2,000,000	Orlando & Orange County Authority, FL, Expressway Revenue, Series D, (AGM Ins. SPA - Dexia Credit Local), 0.380%, 7/1/32 (a)	2,000,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.300%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.300%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.330%, 11/1/36 (a)	700,000
500,000	Pinellas County, FL, Health Facility Authority Revenue, Series B-2, (AGM Ins.), 0.320%, 11/15/33 (a)	500,000
1,000,000	University South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 0.350%, 8/1/34 (a)	1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.250%, 1/15/32 (a)	1,100,000
		25,276,915
Illinois — 3.0%
2,110,000	Chicago, IL, Board of Education, G.O., Series B, (FSA Ins.), 0.390%, 3/1/32 (a)	2,110,000
700,000	Chicago, IL, Board of Education, G.O., Series D, (AGM Ins. SPA - Dexia Credit Local), 0.330%, 3/1/32 (a)	700,000
400,000	Kane Cook & Du Page Counties, IL, School District, G.O., 2.000%, 1/1/11	402,596
		3,212,596
Indiana — 0.7%
800,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC - U.S. Bank N.A.), 0.300%, 10/1/24 (a)	800,000

Principal Amount		Value

Municipal Bonds — (Continued)
Kentucky — 0.4%
$475,000	Russell, KY, Revenue, Series B, (FSA Ins.), 0.380%, 11/1/26 (a)	$475,000
Massachusetts — 5.8%
1,250,000	Fitchburg Massachussetts Bond Anticipatory Notes, G.O., 1.500%, 6/30/11	1,258,651
5,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Series K, (LOC - Bank of America N.A.), 0.160%, 7/1/37 (a)	5,000,000
		6,258,651
Michigan — 0.5%
100,000	Kalamazoo, MI, Hospital Finance Authority Revenue, (FSA Ins.), 0.330%, 5/15/36 (a)	100,000
450,000	Milan, MI, Area Schools, G.O., (Q-SBLF Ins. LOC - Landesbank Hessen-Thuringen), 0.320%, 5/1/30 (a)	450,000
		550,000
Missouri — 1.8%
1,300,000	Missouri State Health & Educational Facilities Authority Revenue, St Louis University, Series A-1, (LOC - Wells Fargo Bank N.A.), 0.130%, 10/1/35 (a)	1,300,000
700,000	Missouri State Health & Educational Facilities Authority Revenue, St Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.120%, 10/1/35 (a)	700,000
		2,000,000
New Hampshire — 1.0%
1,130,000	New Hampshire Health & Education Facilities Authority Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.220%, 7/1/33 (a)	1,130,000
New Jersey — 2.8%
3,000,000	Paterson New Jersey Bond Anticipatory Notes, G.O., 1.500%, 6/16/11	3,019,956
New Mexico — 0.1%
100,000	New Mexico Finance Authority Revenue, Senior Lien Public Project Revolving, Series C, 3.250%, 6/1/11	102,280

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
New York — 3.6%
$2,000,000	Rockland County, NY, G.O., TAN, 1.500%, 3/9/11	$2,010,222
1,000,000	Sag Harbor NY, Union Free School District, G.O., (State Aid Withholding), 1.500%, 6/23/11	1,005,810
900,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Series AB, (AGM Ins. SPA - JPMorgan Chase Bank), 0.230%, 1/1/19 (a)	900,000
		3,916,032
North Carolina — 3.1%
1,900,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.120%, 1/15/45 (a)	1,900,000
500,000	New Hanover County, NC, Hospital Revenue, Series A-1, (AGM Ins. SPA - Wachovia Bank N.A.), 0.230%, 10/1/23 (a)	500,000
495,000	New Hanover County, NC, Hospital Revenue, Series B-1, (AGM Ins.), 0.230%, 10/1/26 (a)	495,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 0.300%, 5/1/27 (a)	500,000
		3,395,000
Ohio — 16.9%
2,000,000	Akron, OH, Health Benefit Claims, Revenue, BAN, 1.750%, 3/17/11	2,003,491
3,000,000	Allen County, OH, Hospital Facilities Revenue, Series B, (LOC - JPMorgan Chase Bank), 0.140%, 10/1/31 (a)	3,000,000
2,420,000	Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.270%, 9/1/37 (a)	2,420,000
1,000,000	Canal Winchester, OH, Local School District, G.O., Series A, 2.500%, 11/23/10	1,003,912
130,000	Columbus, OH, G.O., Series A, 5.000%, 12/15/10	132,361
200,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.300%, 3/1/34 (a)	200,000

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$1,800,000	Cuyahoga County, OH, Revenue, Subseries B1, (SPA - JPMorgan Chase Bank), 0.130%, 1/1/39 (a)	$1,800,000
1,330,000	Elgin, OH, Local School District, School Facilities Construction & Improvements Notes, G.O., 1.750%, 9/15/10	1,332,696
200,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.270%, 12/1/21 (a)	200,000
520,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.280%, 7/1/23 (a)	520,000
360,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.280%, 7/1/23 (a)	360,000
115,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center Inc., Series A, (LOC - U.S. Bank N.A.), 0.300%, 6/1/19 (a)	115,000
1,640,000	Mason OH, Bond Anticipatory Notes, G.O., 3.000%, 6/29/11	1,678,908
400,000	Miamisburg, OH, Refuse Equipment, G.O., BAN, 2.500%, 7/14/10	400,105
1,200,000	Teays Valley, OH, Local School District, G.O., BAN, 1.625%, 2/25/11	1,206,428
1,000,000	Union Township, OH, G.O., BAN (Various Purposes), 1.250%, 9/14/10	1,001,124
1,000,000	University of Toledo, OH, General Receipts Bonds, 1.500%, 6/1/11	1,007,098
		18,381,123
Pennsylvania — 7.8%
2,530,000	Delaware County, PA, Authority Revenue, (LOC - Wells Fargo Bank N.A.), 0.150%, 6/1/20 (a)	2,530,000
2,000,000	Geisinger Authority, PA, Health System Revenue, Series C, (SPA - Wells Fargo Bank N.A.), 0.110%, 6/1/39 (a)	2,000,000
2,005,000	North Wales, PA, Water Authority Revenue, (FSA Ins. SPA - Dexia Credit Local), 0.350%, 11/1/20 (a)	2,005,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Pennsylvania — (Continued)
$2,000,000	Pittsburgh, PA, Water & Sewer Authority Revenue, Series B-1, (AGM Ins. SPA - JPMorgan Chase Bank), 0.300%, 9/1/33 (a)	$2,000,000
		8,535,000
Rhode Island — 0.9%
1,000,000	Chariho, RI, Regional High School District Revenue, (State Aid Withholding), 1.500%, 6/23/11	1,008,258
South Carolina — 3.4%
3,700,000	North Charleston, SC, Tax Increment Revenue, (SPA - Bank of America N.A), 0.350%, 12/1/18 (a)	3,700,000
Tennessee — 5.1%
1,625,000	Jackson, TN, Health Educational & Housing Facilities Board Multifamily Revenue, (Fannie Mae Ins.), 0.250%, 5/15/31 (a)	1,625,000
3,865,000	Montgomery County, TN, Public Building Authority Pooled Financing Revenue, (LOC - Bank of America N.A.), 0.190%, 7/1/38 (a)	3,865,000
		5,490,000
Texas — 4.4%
900,000	Katy, TX, Independent School District, G.O., (PSF-GTD), 0.290%, 8/15/33 (a)	900,000
2,700,000	Pasadena, TX, Independent School District, G.O., Series B, (AGM Ins. SPA - Bank of America N.A.), 0.340%, 2/1/35 (a)	2,700,000
100,000	Texas State Public Financing Authority, G.O., 5.000%, 10/1/10	101,145
1,110,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.250%, 2/15/34 (a)	1,110,000
		4,811,145
Virginia — 0.7%
725,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.250%, 10/15/32 (a)	725,000

Principal Amount		Value

Municipal Bonds — (Continued)
West Virginia — 3.1%
$3,085,000	Weirton, WV, Municipal Hospital Building, Commission Hospital Revenue, (LOC - PNC Bank N.A.), 0.280%, 12/1/31 (a)	$3,085,000
300,000	West Virginia Economic Development Authority Revenue, Series A, (SPA - PNC Bank N.A.), 0.290%, 7/1/17 (a)	300,000
		3,385,000
Wisconsin — 1.2%
1,300,000	Wisconsin State Health & Educational Facilities Authority Revenue, Series B, (LOC U.S. Bank N.A), 0.150%, 12/1/26 (a)	1,300,000
Total Municipal Bonds (Cost $100,873,458)		100,873,458
Cash Equivalents — 8.1%
3,942,434	Fidelity Institutional Tax-Exempt Portfolio, 0.110% (b)	3,942,434
4,886,845	Merrill Lynch Institutional Tax-Exempt Fund, 0.240% (b)	4,886,845
Total Cash Equivalents (Cost $8,829,279)		8,829,279
Total Investments (Cost $109,702,737) — 100.8%		109,702,737
Liabilities in Excess of Other Assets — (0.8)%		(858,132)
Net Assets — 100.0%		$108,844,605
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2010.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

G.O. — General Obligation

GTD — Guaranteed

Ins. — Insured

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

SPA — Standby Purchase Agreement

TAN — Tax Anticipation Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Agencies	26.9%
Certificates of Deposit	18.0%
Municipal Bonds	17.9%
Cash	10.7%
Time Deposits	8.3%
Corporate Bonds	8.2%
Repurchase Agreements	6.6%
U.S. Treasury Obligations	2.3%
Commercial Paper	1.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Principal Amount		Value

Corporate Bonds — 8.0%
Financials — 8.0%
$4,500,000	Citigroup, Inc., 1.087%, 12/9/10 (a)	$4,512,190
5,000,000	General Electric Capital Corp., Series A, MTN, 0.352%, 10/6/10 (a)	4,999,783
10,000,000	International Bank for Reconstruction & Development, 0.260%, 8/23/10 (b)	9,996,172
5,000,000	JPMorgan Chase & Co., 0.474%, 1/17/11 (a)	5,001,633
7,000,000	SunTrust Banks, Inc., 1.187%, 12/16/10 (a)	7,027,536
5,000,000	Wells Fargo & Co., Series G, MTN, 0.766%, 1/24/11 (a)	5,011,711
Total Corporate Bonds (Cost $36,549,025)		36,549,025
U.S. Government Agencies — 26.3%
Federal Farm Credit Bank — 6.6%
5,000,000	0.560%, 7/1/10	5,000,000
10,000,000	0.747%, 11/24/10 (a)	10,010,921
5,000,000	0.210%, 1/4/11 (a)	5,000,306
10,000,000	0.400%, 6/1/11 (a)	10,000,000
		30,011,227
Federal Home Loan Bank — 17.5%
4,000,000	0.480%, 10/25/10	4,001,210
10,000,000	0.500%, 10/25/10	9,999,821
10,000,000	0.570%, 4/13/11	10,000,000
10,000,000	0.700%, 4/18/11	10,013,742
10,480,000	0.600%, 4/26/11	10,480,000
10,000,000	0.250%, 5/27/11 (a)	10,000,000

Principal Amount		Value

U.S. Government Agencies — (Continued)
Federal Home Loan Bank — (Continued)
$10,000,000	0.500%, 6/20/11 (c)	$9,999,200
15,000,000	0.750%, 6/21/11	15,000,000
		79,493,973
Federal Home Loan Mortgage Corporation — 2.2%
10,000,000	0.240%, 8/11/10 (b)	9,997,267
Total U.S. Government Agencies (Cost $119,502,467)		119,502,467
U.S. Treasury Obligations — 2.2%
U.S. Treasury Bills — 2.2%
5,000,000	0.170%, 12/23/10 (b)	4,995,868
5,000,000	0.215%, 12/30/10 (b)	4,994,565
Total U.S. Treasury Obligations (Cost $9,990,433)		9,990,433
Municipal Bonds — 17.5%
Kentucky — 2.1%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, LOC - Bank of America N.A., AMT, 0.290%, 5/1/31 (a)	9,600,000
Massachusetts — 1.1%
5,000,000	University Massachusetts Building Authority Revenue, Series 4, ST GTD, SPA - Bank of America N.A., 0.230%, 11/1/34 (a)	5,000,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund	(Continued)

Principal Amount or Shares		Value

Municipal Bonds — (Continued)
New York — 2.4%
$5,000,000	New York Long Island Power Authority Electric Systems Revenue, Series D, AGM Ins. SPA - Dexia Credit Local, 0.250%, 12/1/29 (a)	$5,000,000
6,000,000	New York State Local Government Assistance Corporation, Series B, GO of Corp., SPA - JPMorgan Chase Bank, 0.200%, 4/1/21 (a)	6,000,000
		11,000,000
North Carolina — 3.3%
5,000,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, SPA - Wachovia Bank N.A., 0.350%, 6/1/21 (a)	5,000,000
4,900,000	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, LOC - Branch Banking & Trust, 0.340%, 10/1/34 (a)	4,900,000
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, SPA - Branch Banking & Trust, 0.250%, 6/1/30 (a)	5,000,000
		14,900,000
Ohio — 5.5%
10,000,000	Franklin County, OH, Hospital Revenue, Series A, SPA - JPMorgan Chase Bank, 0.240%, 11/15/33 (a)	10,000,000
15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, SPA - Citibank N.A., AMT, 0.240%, 9/1/36 (a)	15,000,000
		25,000,000
Texas — 3.1%
5,865,000	Houston, TX, Independent School District, G.O., PSF-GTD, SPA - Bank of America N.A., 0.280%, 6/15/31 (a)	5,865,000
8,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, LOC - Citibank N.A., AMT, 0.280%, 5/1/40 (a)	8,000,000
		13,865,000
Total Municipal Bonds (Cost $79,365,000)		79,365,000

Principal Amount or Shares		Value

Commercial Papers — 1.1%
$5,000,000	Honeywell International, Inc., 0.335%, 9/21/10 (b)	$4,996,242
Total Commercial Papers (Cost $4,996,242)		4,996,242
Certificates of Deposit — 17.6%
25,000,000	Bank of Nova Scotia, 0.470%, 9/7/10	25,000,000
25,000,000	BNP Paribas NY, 0.260%, 7/29/10	25,000,000
15,000,000	Standard Chartered Bank, 0.380%, 7/21/10	15,000,000
15,000,000	UBS AG, 0.340%, 7/8/10	15,000,000
Total Certificates of Deposit (Cost $80,000,000)		80,000,000
Cash Equivalents — 10.5%
37,500,000	Fidelity Institutional Money Market Portfolio, 0.300% (a)	37,500,000
10,000,000	Meeder Institutional Money Market Fund, 0.280% (a)	10,000,000
Total Cash Equivalents (Cost $47,500,000)		47,500,000
Time Deposits — 8.1%
10,000,000	Bank of America, 0.010%, 7/1/10	10,000,000
5,000,000	Citibank Nassau, 0.100%, 7/1/10	5,000,000
22,000,000	JPM Nassau, 0.125%, 7/1/10	22,000,000
Total Time Deposits (Cost $37,000,000)		37,000,000
Repurchase Agreements — 6.4%
29,240,600	Morgan Stanley, 0.030%, dated 6/30/10, due 7/1/10, repurchase price $ 29,240,624 (Fully collateralized by FNMA, 5.000%, 8/2/12)	29,240,600
Total Repurchase Agreements (Cost $29,240,600)		29,240,600
Total Investments (Cost $444,143,767) — 97.7%		444,143,767
Other Assets in Excess of Liabilities — 2.3%		10,300,852
Net Assets — 100.0%		$454,444,619
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2010.

(b)	Rate represents the effective yield at purchase.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2010.

AGM	— Assured Guaranty Municipal Corp.

AMT	— Subject to alternative minimum tax

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

Ins.	— Insured

LOC	— Letter of Credit

MTN	— Medium Term Note

PSF-GTD	— Public School Fund Guaranteed

SPA	— Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Demand Notes	70.0%
General Market Notes	30.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Principal Amount		Value

Municipal Bonds — 99.0%
Ohio — 99.0%
$1,000,000	Akron, OH, Health Benefit Claims, Revenue, BAN, 1.750%, 3/17/11	$1,001,746
2,500,000	Allen County, OH, Hospital Facilities Revenue, Series A, (LOC - Bank of America N.A.), 0.160%, 10/1/31 (a)	2,500,000
700,000	Allen County, OH, Hospital Facilities Revenue, Series B, (LOC - JPMorgan Chase Bank), 0.140%, 10/1/31 (a)	700,000
3,850,000	Ashland, OH, G.O., (Various Purposes), 1.750%, 10/7/10	3,857,670
145,000	Avon Lake, OH, G.O., (Various Purposes), 2.000%, 12/1/10	145,842
550,000	Barberton, OH, Street Improvement, G.O., BAN, 2.250%, 11/10/10	551,468
3,000,000	Bellefontaine, OH, City School District, School Facilities Construction & Improvement, G.O., BAN, 1.000%, 12/15/10	3,006,815
1,105,000	Butler County, OH, Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 0.300%, 6/1/35 (a)	1,105,000
8,975,000	Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.270%, 9/1/37 (a)	8,975,000
1,220,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.270%, 1/1/37 (a)	1,220,000
400,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.270%, 1/1/37 (a)	400,000

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$150,000	Cleveland, OH, Waterworks Revenue, Series P, 4.000%, 1/1/11	$152,485
2,470,000	Columbus, OH, Airport Authority Revenue, (LOC - U.S. Bank N.A.), 0.300%, 7/1/35 (a)	2,470,000
750,000	Columbus, OH, G.O., (Various Purposes), Series B, 4.000%, 7/1/10	750,000
2,100,000	Columbus, OH, G.O., Series 1, (SPA - JPMorgan Chase Bank), 0.270%, 6/1/16 (a)	2,100,000
2,995,000	Columbus, OH, G.O., Series 1, 0.260%, 12/1/26 (a)	2,995,000
590,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.300%, 12/1/36 (a)	590,000
225,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.300%, 1/1/30 (a)	225,000
6,450,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.300%, 3/1/34 (a)	6,450,000
840,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC - Bank One Chicago N.A.), 0.270%, 3/1/19 (a)	840,000
1,900,000	Cuyahoga County, OH, Health Care Facilities Revenue, (Visiting Nurse Association), (LOC - National City Bank), 0.280%, 11/1/25 (a)	1,900,000
1,800,000	Cuyahoga County, OH, Hospital Revenue, (LOC - Key Bank N.A.), 0.260%, 3/1/33 (a)	1,800,000
1,210,000	Cuyahoga County, OH, Revenue, (Cleveland Clinic), Subseries B3, (SPA - Bank of America N.A.), 0.130%, 1/1/39 (a)	1,210,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$2,000,000	Cuyahoga County, OH, Revenue, Subseries B1, (SPA - JPMorgan Chase Bank), 0.130%, 1/1/39 (a)	$2,000,000
600,000	Delaware County, OH, Port Authority, Economic Development Revenue, (The Columbus Zoological Park Association, Inc.), (LOC - JPMorgan Chase Bank), 0.320%, 8/1/18 (a)	600,000
200,000	Delaware, OH, Parks & Recreational Income Tax Special Obligation Revenue, 2.000%, 12/1/10	201,045
2,000,000	East Knox, OH, Local School District Howard, School Facilities Construction, G.O., BAN, 1.625%, 2/24/11	2,010,668
125,000	Eastwood, OH, Local School District, School Improvemnt, G.O., (Student Credit Program), 2.000%, 12/1/10	125,569
3,000,000	Edgewood, OH, City School District, School Improvement, G.O., BAN, Series C, 1.750%, 11/30/10	3,009,270
2,000,000	Elyria, OH, G.O., BAN, 1.125%, 6/9/11	2,005,112
1,500,000	Erie County, OH, G.O., BAN, 1.250%, 11/9/10	1,503,099
950,000	Forest Park, OH, G.O., BAN, 2.250%, 11/1/10	954,725
600,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.270%, 12/1/11 (a)	600,000
3,640,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.270%, 12/1/20 (a)	3,640,000
100,000	Franklin County, OH, Hospital Revenue, OhioHealth Corp., Series A, (SPA - JPMorgan Chase Bank), 1.500%, 11/1/10	100,160
1,515,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.270%, 12/1/21 (a)	1,515,000
1,870,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 0.290%, 11/1/14 (a)	1,870,000
590,000	Fulton County, OH, Health Center Revenue, (LOC - JPMorgan Chase Bank), 0.220%, 11/1/35 (a)	590,000
3,000,000	Geauga County, OH, G.O, BAN, 1.500%, 8/19/10	3,001,994

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$1,935,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.280%, 7/1/23 (a)	$1,935,000
2,630,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.280%, 7/1/23 (a)	2,630,000
270,000	Greene County, OH, Revenue, (LOC - Bank of America N.A.), 0.450%, 1/1/11 (a)	270,000
2,340,000	Hamilton County, OH, Economic Development Revenue, Samuel W Bell Home for Sightless, Inc. Project, (LOC - U.S. Bank N.A.), 0.300%, 4/1/22 (a)	2,340,000
5,335,000	Hamilton County, OH, Health Care Facilities Revenue, Hilltop Health Facilities, (LOC - Bank of America N.A.), 0.340%, 6/1/22 (a)	5,335,000
3,335,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - U.S. Bank N.A.), 0.300%, 5/15/28 (a)	3,335,000
2,080,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.300%, 5/15/28 (a)	2,080,000
555,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center Inc., Series A, (LOC - U.S. Bank N.A.), 0.300%, 6/1/19 (a)	555,000
4,420,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 0.300%, 12/1/26 (a)	4,420,000
2,500,000	Harrison, OH, Wastewater System Improvement, G.O., BAN, 1.500%, 12/9/10	2,506,557
500,000	Huron County, OH, Hospital Facilities Revenue, (Fisher-Titus Medical Center), Series A, (LOC - National City Bank), 0.280%, 12/1/27 (a)	500,000
7,000,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC - Bank of America N.A.), 0.290%, 5/1/32 (a)	7,000,000
1,000,000	Lake County, OH, Service Building, G.O., BAN, 1.000%, 10/6/10	1,001,505

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$600,000	Lima, OH, G.O., BAN, 2.350%, 4/28/11	$604,143
3,150,000	Lima, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.270%, 4/1/37 (a)	3,150,000
640,000	Lima, OH, Hospital Revenue, Lima Memorial Hospital Project, (LOC - JPMorgan Chase & Co.), 0.270%, 6/1/33 (a)	640,000
455,000	Lockland, OH, G.O., BAN (Various Purposes), 2.100%, 3/16/11	458,502
2,250,000	Lorain County, OH, Highway Improvement, G.O., BAN, 1.500%, 3/21/11	2,264,826
2,290,000	Loveland, OH, G.O., BAN (Various Purposes), 1.750%, 2/23/11	2,306,983
4,800,000	Lucas County, OH, Hospital Revenue, ProMedica Healthcare, Series A, (LOC - UBS AG), 0.150%, 11/15/34 (a)	4,800,000
2,150,000	Mahoning County, OH, G.O., BAN (Various Purposes), 2.000%, 11/16/10	2,156,017
811,000	Maple Heights, OH, City School District, G.O., BAN, 1.125%, 4/13/11	812,728
500,000	Medina, OH, City School District, G.O., BAN, 1.750%, 5/19/11	503,273
165,000	Mid-East, OH, Career & Technology Centers, COP, 2.500%, 12/1/10	165,890
100,000	Middletown, OH, Development Revenue, Bishop Fenwick High School Project, (LOC - JPMorgan Chase Bank), 0.220%, 8/1/33 (a)	100,000
4,000,000	Montgomery County, OH, Hospital Revenue, Series B, (AGM Ins.), 0.420%, 8/1/47 (a)	4,000,000
200,000	Mount Vernon, OH, Waterworks Revenue, (Assured Guaranty), 3.000%, 12/1/10	201,832
3,400,000	Napoleon, OH, G.O., BAN, 2.500%, 7/21/10	3,401,835
4,116,000	Norton, OH, G.O., BAN (Various Purposes), 1.625%, 9/2/10	4,122,141
400,000	Ohio Housing Finance Agency Multifamily Revenue, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.), 0.350%, 11/15/32 (a)	400,000

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$500,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC - Wells Fargo Bank N.A.), 0.230%, 12/1/33 (a)	$500,000
400,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC - Barclays Bank PLC), 0.220%, 1/1/34 (a)	400,000
1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project, (LOC - Fifth Third Bank), 0.440%, 11/1/25 (a)	1,125,000
5,000,000	Ohio State Higher Education, (LOC - Bank of America N.A.), 0.190%, 12/1/44 (a)	5,000,000
205,000	Ohio State Higher Education Facilities Commission Revenue, (Various Higher Educational - Pooled Financing), (LOC - Fifth Third Bank), 0.600%, 9/1/24 (a)	205,000
2,690,000	Ohio State Higher Education Facilities Revenue, Xavier University, (LOC - U.S. Bank N.A.), 0.280%, 11/1/30 (a)	2,690,000
500,000	Ohio State Higher Educational Facilities, 0.300%, 12/1/37 (a)	500,000
345,000	Ohio State Higher Educational Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.300%, 12/1/32 (a)	345,000
105,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing), Series B, (LOC - Fifth Third Bank), 0.550%, 11/1/28 (a)	105,000
1,135,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.300%, 12/1/24 (a)	1,135,000
1,180,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC - U.S. Bank N.A.), 0.280%, 5/1/15 (a)	1,180,000
200,000	Ohio State Higher Educational Facility Revenue, (Case Western Reserve), Series B-1, (LOC - Bank of America N.A.), 0.170%, 12/1/44 (a)	200,000
200,000	Ohio State University General Receipts Revenue, (Various), 0.270%, 12/1/17 (a)	200,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$3,640,000	Ohio State University General Receipts Revenue, (Various), (AGM Ins.), 0.560%, 12/1/26 (a)	$3,640,000
1,160,000	Ohio State University General Receipts Revenue, (Various), 0.270%, 12/1/27 (a)	1,160,000
425,000	Ohio State University, G.O., Series B, 0.220%, 3/15/25 (a)	425,000
200,000	Ohio State University, G.O., Series B, 0.220%, 6/1/35 (a)	200,000
5,350,000	Ohio State University, G.O., Series D, 0.200%, 2/1/19 (a)	5,350,000
65,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 0.220%, 8/1/21 (a)	65,000
7,250,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.200%, 8/1/17 (a)	7,250,000
6,855,000	Ohio State University, School Improvements, G.O., Series A, 0.220%, 3/15/25 (a)	6,855,000
5,105,000	Ohio State Water Development Authority Revenue, (Various), (MBIA Ins.), 0.220%, 12/1/18 (a)	5,105,000
3,150,000	Ohio State Water Development Authority Revenue, Series B, (LOC - Wachovia Bank N.A.), 0.150%, 12/1/33 (a)	3,150,000
3,540,000	Ohio State, Economic Development Revenue, YMCA Greater Cincinnati Project, (LOC - Bank One N.A.), 0.280%, 11/1/21 (a)	3,540,000
500,000	Ohio State, G.O., Series C, 0.200%, 6/15/26 (a)	500,000
50,000	Ohio State, Highway Capital Improvement, G.O., Series L, 3.000%, 5/1/11	50,952
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC - JPMorgan Chase Bank), 0.260%, 11/1/30 (a)	700,000
1,220,000	Salem, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.270%, 9/1/35 (a)	1,220,000
1,175,000	Solon, OH, G.O., BAN (Various Purposes), 1.125%, 11/18/10	1,176,677
1,250,000	Springfield, OH, Local School District, School Improvement, G.O., BAN, 2.250%, 12/15/10	1,258,797

Principal Amount or Shares		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$2,845,000	Summit County, OH, Port Authority Revenue, (LOC - Fifth Third Bank), 0.500%, 11/1/36 (a)	$2,845,000
2,210,000	Trumbull County, OH, G.O., BAN (Various Purposes), Series B, 1.750%, 9/21/10	2,214,902
2,000,000	Union Township, OH, G.O., BAN (Various Purposes), 1.250%, 9/14/10	2,002,248
5,345,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA - Dexia Credit Local), 0.380%, 1/1/29 (a)	5,345,000
5,410,000	University of Akron, OH, General Receipts Revenue, Series C-2, (Assured Guaranty SPA - Dexia Credit Local), 0.380%, 1/1/29 (a)	5,410,000
1,275,000	University of Cincinnati, OH, General Receipts Revenue, (Various), Series F, (LOC Bayerische Landesbank), 0.440%, 6/1/34 (a)	1,275,000
2,000,000	University of Cincinnati, OH, General Receipts Revenue, BAN, Series A, 1.500%, 5/12/11	2,011,246
2,100,000	University of Toledo, OH, General Receipts Revenue, (Various), Series B, (LOC - JPMorgan Chase & Co.), 0.160%, 6/1/32 (a)	2,100,000
215,000	Van Buren, OH, G.O., Local School District, (AGM Ins.), 2.000%, 12/1/10	216,248
3,800,000	Wooster, OH, Industrial Development Revenue, 0.320%, 12/1/10 (a)	3,800,000
Total Municipal Bonds (Cost $215,119,970)		215,119,970
Cash Equivalents — 0.8%
1,451,483	Fidelity Institutional Tax-Exempt Portfolio, 0.110% (b)	1,451,483
270,000	Merrill Lynch Institutional Tax-Exempt Fund, 0.240% (b)	270,000
Total Cash Equivalents (Cost $1,721,483)		1,721,483
Total Investments (Cost $216,841,453) — 99.8%		216,841,453
Other Assets in Excess of Liabilities — 0.2%		366,890
Net Assets — 100.0%		$217,208,343

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2010.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

COP — Certificate of Participation

G.O. — General Obligation

Ins. — Insured

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PLC — Public Liability Co.

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington U.S. Treasury Money Market Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
U.S. Treasury Obligations	67.5%
Repurchase Agreements	32.5%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 70.3%
U.S. Treasury Bills — 64.7% (a)
$10,000,000	0.175%, 7/8/10	$9,999,660
6,757,000	0.155%, 7/15/10	6,756,593
5,911,000	0.145%, 7/22/10	5,910,500
7,261,000	0.150%, 7/29/10	7,260,153
10,000,000	0.165%, 8/5/10	9,998,396
45,000,000	0.085%, 8/12/10	44,993,235
20,000,000	0.160%, 8/19/10	19,995,304
30,000,000	0.150%, 8/26/10	29,991,732
20,000,000	0.155%, 9/2/10	19,994,400
5,000,000	0.205%, 9/9/10	4,998,007
5,000,000	0.240%, 9/16/10	4,997,433
5,000,000	0.240%, 9/23/10	4,997,200
10,000,000	0.160%, 9/30/10	9,995,956
5,000,000	0.265%, 10/7/10	4,996,393
5,000,000	0.240%, 10/14/10	4,996,500
3,814,500	0.220%, 10/21/10	3,811,889
6,044,500	0.240%, 10/28/10	6,039,787
5,000,000	0.245%, 11/4/10	4,995,713
5,000,000	0.230%, 11/18/10	4,995,528
5,000,000	0.220%, 11/26/10	4,995,478
5,000,000	0.215%, 12/2/10	4,995,401
5,000,000	0.170%, 12/23/10	4,995,868
5,000,000	0.215%, 12/30/10	4,994,565
		229,705,691
U.S. Treasury Bond — 2.8%
10,000,000	3.875%, 7/15/10	10,013,942
U.S. Treasury Note — 2.8%
10,000,000	2.375%, 8/31/10	10,034,253
Total U.S. Treasury Obligations (Cost $249,753,886)		249,753,886

Principal Amount		Value

Repurchase Agreements — 33.9%
$30,000,000	Barclays Capital Group, 0.040%, dated 6/24/10, due 7/1/10, repurchase price $30,000,233 (Fully collateralized by U.S. Treasury Bond, 3.125%, 5/15/19)	$30,000,000
30,000,000	Credit Suisse First Boston Securities, 0.040%, dated 6/28/10, due 7/2/10, repurchase price $30,000,133 (Fully collateralized by U.S. Treasury Bond, 1.875%, 7/15/15)	30,000,000
30,000,000	Goldman Sachs, 0.020%, dated 6/29/10, due 7/6/10, repurchase price $30,000,116 (Fully collateralized by U.S. Treasury Bond, 3.625%, 8/15/19)	30,000,000
30,316,200	Morgan Stanley, 0.020%, dated 6/30/10, due 7/1/10, repurchase price $30,316,217 (Fully collateralized by U.S. Treasury Bond, 1.375%, 5/15/13)	30,316,200
Total Repurchase Agreements (Cost $120,316,200)		120,316,200
Total Investments (Cost $370,070,086) — 104.2%		370,070,086
Liabilities in Excess of Other Assets — (4.2)%		(14,822,616)
Net Assets — 100.0%		$355,247,470
(a)	Rate represents the effective yield at purchase.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Common Stocks	70.0%
Preferred Stocks	25.4%
Cash[1]	3.3%
Exchange Traded Funds	1.3%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 70.0%
Consumer Discretionary — 5.8%
32,000	Comcast Corp., Class A	$555,840
27,000	Fortune Brands, Inc.	1,057,860
18,000	J.C. Penney Co., Inc.	386,640
33,000	Lowe’s Cos., Inc.	673,860
5,000	The Walt Disney Co.	157,500
40,500	Time Warner, Inc.	1,170,855
14,000	V.F. Corp.	996,520
		4,999,075
Consumer Staples — 7.8%
35,000	General Mills, Inc.	1,243,200
19,500	Kellogg Co.	980,850
22,000	Reynolds American, Inc.	1,146,640
25,000	Ruddick Corp.	774,750
10,000	Sanderson Farms, Inc.	507,400
18,500	The Estee Lauder Cos., Inc., Class A	1,031,005
27,000	Universal Corp.	1,071,360
		6,755,205
Energy — 6.9%
21,000	Chevron Texaco Corp.	1,425,060
11,500	ConocoPhillips	564,535
24,000	Eni SpA ADR	877,200
21,000	Exxon Mobil Corp.	1,198,470
17,000	Halliburton Co.	417,350
34,000	Marathon Oil Corp.	1,057,060
26,500	The Williams Cos., Inc.	484,420
		6,024,095
Financials — 12.5%
47,500	American Financial Group, Inc.	1,297,700
31,500	BB&T Corp.	828,765
8,000	Chubb Corp.	400,080
14,000	Everest Re Group Ltd.	990,080
61,500	Federated Investors, Inc., Class B	1,273,665
7,000	JPMorgan Chase & Co.	256,270
21,500	Prudential Financial, Inc.	1,153,690
24,000	Royal Bank of Canada	1,146,960

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
22,000	The Travelers Cos., Inc.	$1,083,500
61,000	Unitrin, Inc.	1,561,600
40,000	Unum Group	868,000
		10,860,310
Health Care — 7.0%
31,000	Abbott Laboratories	1,450,180
33,500	AstraZeneca PLC ADR	1,578,855
31,000	Baxter International, Inc.	1,259,840
37,000	Eli Lilly & Co.	1,239,500
35,500	Pfizer, Inc.	506,230
		6,034,605
Industrials — 8.6%
14,500	3M Co.	1,145,355
25,500	A.O. Smith Corp.	1,228,845
15,000	Deere & Co.	835,200
10,000	Flowserve Corp.	848,000
90,500	General Electric Co.	1,305,010
9,000	International Paper Co.	203,670
20,500	Raytheon Co.	991,995
12,500	Union Pacific Corp.	868,875
		7,426,950
Materials — 1.3%
37,000	MeadWestvaco Corp.	821,400
10,500	Southern Copper Corp.	278,670
		1,100,070
Real Estate Investment Trusts — 11.5%
23,000	Acadia Realty Trust	386,860
11,500	EastGroup Properties, Inc.	409,170
6,500	Entertainment Properties Trust	247,455
16,000	Equity Residential	666,240
24,000	HCP, Inc.	774,000
22,000	Health Care REIT, Inc.	926,640
32,500	Highwoods Properties, Inc.	902,200
9,000	Liberty Property Trust	259,650

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — (Continued)
19,000	Mack-Cali Realty Corp.	$564,870
12,000	Mid-America Apartment Communities, Inc.	617,640
27,000	National Health Investors, Inc.	1,041,120
28,000	National Retail Properties, Inc.	600,320
9,500	PS Business Parks, Inc.	529,910
45,000	Ramco-Gershenson Properties Trust	454,500
11,919	Simon Property Group, Inc.	962,459
17,000	Sovran Self Storage, Inc.	585,310
		9,928,344
Technology — 2.7%
39,000	Intel Corp.	758,550
4,000	International Business Machines Corp.	493,920
27,000	Microsoft Corp.	621,270
32,299	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	315,238
8,000	Texas Instruments, Inc.	186,240
		2,375,218
Telecommunications — 2.5%
48,000	AT&T, Inc.	1,161,120
25,500	CenturyTel, Inc.	849,405
6,000	Verizon Communications, Inc.	168,120
		2,178,645
Utilities — 3.4%
36,000	Nicor, Inc.	1,458,000
98,000	TECO Energy, Inc.	1,476,860
		2,934,860
Total Common Stocks (Cost $61,070,980)		60,617,377
Preferred Stocks — 25.4%
Consumer Discretionary — 1.5%
15,000	Comcast Corp., 7.000%	384,600
35,000	Viacom, Inc., 6.850%	871,850
		1,256,450
Financials — 20.6%
45,000	Allianz SE, 8.375%	1,137,659
20,000	ASBC Capital I, 7.625%	444,000
40,000	Barclays Bank PLC, Series 2, ADR 6.625%	813,600
44,998	BB&T Capital Trust V, 8.950%	1,205,047
35,000	Credit Suisse Guernsey, 7.900%	890,750
15,000	HSBC Holdings PLC, Series A, ADR 6.200%	321,750
40,000	JPM Chase Capital XXVI, 8.000%	1,056,000
12,000	KeyCorp Capital VIII, 7.000%	268,080
10,000	Lincoln National Capital VI, Series F, 6.750%	230,500
40,000	Merrill Lynch & Co. Capital Trust V, 7.280%	892,000

Shares		Value

Preferred Stocks — (Continued)
Financials — (Continued)
18,000	MetLife, Inc., Series B, 6.500%	$418,680
50,000	Morgan Stanley Capital Trust, 6.600%	1,092,000
55,000	National City Capital Trust II, 6.625%	1,278,200
30,296	Partnerre Ltd., Series D, 6.500%	663,482
42,386	PLC Capital Trust IV, 7.250%	1,022,774
40,000	Prudential Financial, Inc., 9.000%	1,087,200
30,000	Prudential PLC, 6.500%	699,000
58,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	1,392,580
20,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	391,800
12,308	SunTrust Capital IX, 7.875%	309,915
50,000	Telephone & Data Systems, Inc., Series A, 7.600%	1,248,500
40,000	Wachovia Capital Trust X, 7.850%	1,022,400
		17,885,917
Real Estate Investment Trusts — 2.1%
35,000	Public Storage, Series F, 6.450%	817,950
40,000	Vornado Realty LP, 7.875%	1,004,800
		1,822,750
Utilities — 1.2%
28,000	Dominion Resources, Inc., Series A, 8.375%	778,400
10,000	Xcel Energy, Inc., 7.600%	267,000
		1,045,400
Total Preferred Stocks (Cost $20,983,055)		22,010,517
Mutual Funds — 1.3%
Exchange Traded Funds — 1.3%
55,000	The Technology Select Sector SPDR Fund	1,122,000
Total Mutual Funds (Cost $914,245)		1,122,000
Cash Equivalents — 3.3%
2,893,485	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	2,893,485
Total Cash Equivalents (Cost $2,893,485)		2,893,485
Total Investments (Cost $85,861,765) — 100.0%		86,643,379
Other Assets in Excess of Liabilities — 0.0%		17,986
Net Assets — 100.0%		$86,661,365
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Common Stocks	78.4%
Cash[1]	11.7%
Exchange Traded Funds	5.3%
Foreign Bonds	4.6%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 84.1%
Bermuda — 4.3%
Consumer Staples — 1.7%
120,000	China Yurun Food Group Ltd.	$375,668
Technology — 1.3%
200,000	Digital China Holdings Ltd.	305,789
Transportation — 1.3%
10,200	Nordic American Tanker Shipping Ltd.	286,518
		967,975
Brazil — 12.1%
Consumer Discretionary — 1.6%
4,000	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	278,080
6,000	Companhia de Saneamento de Minas Gerais	83,125
		361,205
Consumer Staples — 4.0%
4,500	Companhia de Bebidas das Americas ADR	454,545
20,000	Lojas Americanas SA	142,754
13,000	Natura Cosmeticos SA	288,169
		885,468
Energy — 1.1%
7,500	Petroleo Brasileiro SA ADR	257,400
Financials — 2.9%
20,000	Banco Santander Brasil SA ADR	206,600
7,900	Itau Unibanco Holding SA	142,458
21,000	Redecard SA	296,875
		645,933
Telecommunications — 1.4%
12,000	Vivo Participacoes SA ADR	311,040

Shares		Value

Common Stocks — (Continued)
Brazil — (Continued)
Utilities — 1.1%
16,500	Companhia Energetica de Minas Gerais SA SP ADR	$242,055
		2,703,101
Canada — 4.1%
Energy — 1.6%
7,500	EnCana Corp.	227,550
4,200	TransCanada Corp.	140,406
		367,956
Financials — 1.0%
3,900	Bank of Montreal	211,692
Materials — 1.5%
3,900	Potash Corp. of Saskatchewan, Inc.	336,336
		915,984
Cayman Islands — 1.9%
Consumer Discretionary — 1.1%
135,000	Anta Sports Products Ltd.	243,073
Health Care — 0.8%
6,000	Mindray Medical International Ltd. ADR	188,520
		431,593
China — 4.1%
Consumer Staples — 1.5%
70,000	Tsingtao Brewery Co. Ltd., H Shares	327,122
Energy — 1.3%
2,700	PetroChina Co. Ltd. ADR	296,271
Financials — 1.3%
4,600	China Life Insurance Co. Ltd. ADR	299,920
		923,313

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Hong Kong — 11.6%
Consumer Discretionary — 0.5%
350,000	GOME Electrical Appliances Holdings Ltd.*	$105,748
Consumer Staples — 1.0%
135,000	Parkson Retail Group Ltd.	227,905
Energy — 1.3%
97,000	Dongfang Electric Corp. Ltd., H Shares	299,653
Financials — 4.4%
550,000	Bank of China Ltd., H Shares	277,487
152,000	China Resources Land Ltd.	285,417
12,000	Hong Kong Exchanges & Clearing Ltd.	187,131
90,000	The Link REIT	222,687
		972,722
Industrials — 3.0%
55,000	Beijing Enterprises Holdings Ltd.	357,308
27,000	Swire Pacific Ltd., Class A	305,951
		663,259
Telecommunications — 1.4%
6,500	China Mobile Ltd. SP ADR	321,165
		2,590,452
India — 12.4%
Energy — 1.8%
8,000	Bharat Heavy Electricals Ltd.	421,433
Financials — 5.2%
13,000	Axis Bank Ltd.	344,476
10,000	ICICI Bank Ltd. ADR	361,400
70,000	Rural Electrification Corp. Ltd.	455,973
		1,161,849
Health Care — 3.5%
13,000	Dr. Reddy’s Laboratories Ltd. ADR	401,050
10,000	Sun Pharmaceutical Industries Ltd.	382,303
		783,353
Materials — 1.0%
30,000	Sesa Goa Ltd.	222,889
Technology — 0.9%
3,300	Infosys Technologies Ltd. SP ADR	197,703
		2,787,227
Indonesia — 8.3%
Consumer Discretionary — 1.2%
50,000	PT Astra International Tbk	263,344
Consumer Staples — 1.6%
800,000	PT Indofood Sukses Makmur Tbk	361,363

Shares		Value

Common Stocks — (Continued)
Indonesia — (Continued)
Financials — 0.8%
280,000	PT Bank Mandiri Tbk	$182,411
Industrials — 3.9%
1,540,000	PT Holcim Indonesia Tbk*	364,759
260,000	PT Semen Gresik Tbk	248,789
125,000	PT United Tractors Tbk	255,406
		868,954
Telecommunications — 0.8%
5,400	PT Telekomunikasi Indonesia Tbk SP ADR	184,842
		1,860,914
Poland — 2.7%
Consumer Discretionary — 1.0%
50,000	TVN SA	233,089
Financials — 0.7%
3,200	Bank Pekao SA	145,917
Technology — 1.0%
13,825	Asseco Poland SA	218,846
		597,852
South Korea — 10.6%
Consumer Discretionary — 2.3%
3,050	LG Electronics, Inc.	232,941
470	Samsung Electronics Co. Ltd.	295,147
		528,088
Consumer Staples — 1.1%
850	LG Household & Health Care Ltd.	240,955
Financials — 1.9%
21,420	Korean Reinsurance Co.	168,051
7,000	Shinhan Financial Group Co. Ltd.	257,835
		425,886
Industrials — 2.7%
1,700	Hyundai Heavy Industries Co. Ltd.	324,284
2,900	POSCO ADR	273,528
		597,812
Materials — 1.1%
1,400	Korea Zinc Co. Ltd.	246,712
Telecommunications — 1.5%
18,000	KT Corp. SP ADR	345,060
		2,384,513
Taiwan — 10.9%
Consumer Discretionary — 0.9%
70,000	President Chain Store Corp.	206,422
Financials — 0.7%
104,000	Cathay Financial Holding Co. Ltd.*	153,833

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Principal Amount or Shares		Value

Common Stocks — (Continued)
Taiwan — (Continued)
Industrials — 2.5%
272,000	Asia Cement Corp.	$238,553
129,000	Taiwan Fertilizer Co. Ltd.	338,226
		576,779
Technology — 5.5%
80,000	Hon Hai Precision Industry Co. Ltd.*	281,132
16,000	MediaTek, Inc.	223,281
230,000	Taiwan Semiconductor Manufacturing Co. Ltd.	430,325
202,000	Unimicron Technology Corp.	293,600
		1,228,338
Telecommunications — 1.3%
14,636	Chunghwa Telecom Co. Ltd. ADR	288,183
		2,453,555
United Kingdom — 0.4%
Materials — 0.4%
1,800	Rio Tinto PLC ADR	78,480
United States — 0.7%
Telecommunications — 0.7%
4,500	NII Holdings, Inc.*	146,340
Total Common Stocks (Cost $19,892,370)		18,841,299
Foreign Bonds — 4.9%
200,000	Australian Government Bond, 6.000%, 2/15/17	178,560
200,000	Australian Government Bond, 6.250%, 4/15/15	179,476
250,000	Brazilian Government International Bond, 12.500%, 1/5/16	154,129
200,000	Canadian Government Bond, 4.000%, 6/1/17	202,612
350,000	European Bank for Reconstruction & Development, Series G, MTN, 9.500%, 11/6/13	195,084
1,700,000,000	KfW, Series E, 7.500%, 7/17/12 (IDR) (a)	192,160
Total Foreign Bonds (Cost $1,109,258)		1,102,021

Principal Amount or Shares		Value

U.S. Treasury Obligations — 0.0%
U.S. Treasury Bill — 0.0%
$600	0.181%, 7/1/10 (b)	$600
Total U.S. Treasury Obligations (Cost $600)		600
Mutual Funds — 5.6%
Exchange Traded Funds — 5.6%
6,200	iPath MSCI India Index ETN	396,800
8,000	iShares Dow Jones Canada Select Dividend Index Fund	146,240
5,100	iShares FTSE/Xinhua China 25 Index Fund	199,563
4,001	iShares MSCI South Korea Index Fund	178,885
10,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	146,500
6,500	The India Fund, Inc.	196,625
Total Mutual Funds (Cost $1,290,128)		1,264,613
Cash Equivalents — 12.6%
250	Fidelity Institutional Money Market Portfolio, 0.300% (c)	250
2,823,494	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d) (e)	2,823,494
Total Cash Equivalents (Cost $2,823,744)		2,823,744
Total Investments (Cost $25,116,100) — 107.2%		24,032,277
Liabilities in Excess of Other Assets — (7.2)%		(1,623,111)
Net Assets — 100.0%		$22,409,166
(a)	Foreign-denominated security.

(b)	Rate represents the effective yield at purchase.

(c)	All or a portion of the security is held as collateral for options.

(d)	Rate disclosed is the seven day yield as of June 30, 2010.

(e)	Investment in affiliate.

*	Non-income producing security.

ADR — American Depositary Receipt

ETN — Exchange Traded Note

IDR — Industrial Development Revenue

MTN — Medium Term Note

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Technology	34.3%
Energy	16.3%
Industrials	14.6%
Consumer Discretionary	9.5%
Consumer Staples	7.1%
Health Care	7.1%
Financials	5.3%
Materials	4.1%
Telecommunications	1.0%
Utilities	0.5%
Cash[1]	0.2%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 99.9%
Consumer Discretionary — 9.5%
31,680	Coach, Inc.	$1,157,904
146,630	Crocs, Inc.*	1,551,345
85,280	Ctrip.com International Ltd. ADR*	3,203,117
34,730	DIRECTV, Class A*	1,178,042
37,980	Netflix, Inc.*	4,126,527
		11,216,935
Consumer Staples — 7.1%
32,130	Colgate-Palmolive Co.	2,530,559
49,930	General Mills, Inc.	1,773,514
40,500	Hormel Foods Corp.	1,639,440
32,100	McCormick & Co., Inc.	1,218,516
20,630	Procter & Gamble Co.	1,237,387
		8,399,416
Energy — 16.4%
31,680	China Petroleum & Chemical Corp. ADR	2,550,557
15,010	CNOOC Ltd. ADR	2,554,252
46,950	ConocoPhillips	2,304,775
17,170	Core Laboratories NV	2,534,464
53,220	Enbridge, Inc.	2,480,052
22,868	EOG Resources, Inc.	2,249,525
40,610	Exxon Mobil Corp.	2,317,613
59,480	Peabody Energy Corp.	2,327,452
		19,318,690
Financials — 5.3%
37,050	China Life Insurance Co. Ltd. ADR	2,415,660
133,240	Hudson City Bancorp, Inc.	1,630,858

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
32,750	JPMorgan Chase & Co.	$1,198,977
20,090	Prudential Financial, Inc.	1,078,029
		6,323,524
Health Care — 7.1%
73,710	Eli Lilly & Co.	2,469,285
26,710	Express Scripts, Inc.*	1,255,904
35,700	Mindray Medical International Ltd. ADR	1,121,694
30,510	Novo-Nordisk A/S ADR	2,471,920
20,000	Varian Medical Systems, Inc.*	1,045,600
		8,364,403
Industrials — 14.6%
65,150	Caterpillar, Inc.	3,913,561
76,970	CSX Corp.	3,820,021
39,250	Deere & Co.	2,185,440
56,730	Union Pacific Corp.	3,943,302
34,000	W.W. Grainger, Inc.	3,381,300
		17,243,624
Materials — 4.1%
35,060	Aluminum Corp. of China Ltd. ADR*	654,219
17,830	ArcelorMittal, Class A NYS	477,131
10,530	BHP Billiton Ltd. ADR	652,755
16,930	Du Pont (E.I.) de Nemours & Co.	585,609
9,790	Freeport-McMoran Copper & Gold, Inc., Class B	578,883
9,140	Praxair, Inc.	694,548
14,970	Rio Tinto PLC ADR	652,692

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Materials — (Continued)
21,920	Vale SA ADR	$533,752
		4,829,589
Technology — 34.3%
134,960	Akamai Technologies, Inc.*	5,475,327
22,560	Apple, Inc.*	5,674,517
80,250	Baidu, Inc. SP ADR*	5,463,420
36,250	Cognizant Technology Solutions Corp., Class A*	1,814,675
2,640	Google, Inc., Class A*	1,174,668
94,220	NetApp, Inc.*	3,515,348
52,960	Oracle Corp.	1,136,522
65,780	Salesforce.com, Inc.*	5,645,240
130,450	SanDisk Corp.*	5,488,031
81,700	VMware, Inc., Class A*	5,113,603
		40,501,351
Telecommunications — 1.0%
24,000	America Movil SA de CV ADR, Series L	1,140,000
Utilities — 0.5%
12,370	NextEra Energy, Inc.	603,161
Total Common Stocks (Cost $114,669,867)		117,940,693

Shares		Value

Cash Equivalents — 0.2%
237,622	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$237,622
Total Cash Equivalents (Cost $237,622)		237,622
Total Investments (Cost $114,907,489) — 100.1%		118,178,315
Liabilities in Excess of Other Assets — (0.1)%		(120,242)
Net Assets — 100.0%		$118,058,073
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

ADR	— American Depositary Receipt

NYS	— New York Shares

PLC	— Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Equity Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Financials	15.7%
Industrials	13.7%
Consumer Staples	12.8%
Energy	11.4%
Health Care	11.3%
Consumer Discretionary	9.7%
Technology	6.6%
Utilities	5.7%
Real Estate Investment Trusts	4.5%
Telecommunications	4.1%
Materials	2.4%
Cash[1]	2.1%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 97.7%
Consumer Discretionary — 9.7%
91,000	Comcast Corp., Class A	$1,580,670
65,000	Limited Brands, Inc.	1,434,550
48,600	The McGraw-Hill Cos., Inc.	1,367,604
24,700	Time Warner Cable, Inc.	1,286,376
63,666	Time Warner, Inc. (a)	1,840,584
20,500	Whirlpool Corp.	1,800,310
		9,310,094
Consumer Staples — 12.7%
94,000	ConAgra Foods, Inc.	2,192,080
46,400	General Mills, Inc.	1,648,128
21,400	Kimberly-Clark Corp.	1,297,482
23,100	PepsiCo, Inc.	1,407,945
31,700	Reynolds American, Inc.	1,652,204
190,000	Sara Lee Corp.	2,679,000
49,000	Sysco Corp.	1,399,930
		12,276,769
Energy — 11.4%
23,000	Chevron Texaco Corp.	1,560,780
23,300	ConocoPhillips	1,143,797
74,000	Enerplus Resources Fund	1,596,180
34,100	Eni SpA ADR	1,246,355
93,000	Penn West Energy Trust	1,768,860
67,000	Repsol YPF SA ADR	1,346,700
21,900	Royal Dutch Shell PLC ADR	1,099,818

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
27,800	Total SA ADR	$1,240,992
		11,003,482
Financials — 15.6%
39,600	Bank of Montreal	2,149,488
31,000	Canadian Imperial Bank of Commerce	1,929,130
38,800	Chubb Corp.	1,940,388
45,200	The Bank of Nova Scotia	2,080,104
34,900	The Toronto-Dominion Bank	2,265,359
53,000	The Travelers Cos., Inc.	2,610,250
131,000	XL Capital Ltd., Class A (a)	2,097,310
		15,072,029
Health Care — 11.3%
30,700	Abbott Laboratories	1,436,146
54,000	AstraZeneca PLC ADR (a)	2,545,020
64,000	Eli Lilly & Co.	2,144,000
27,900	Merck & Co., Inc.	975,663
122,000	Pfizer, Inc.	1,739,720
69,000	Sanofi-Aventis ADR	2,074,140
		10,914,689
Industrials — 13.7%
26,200	3M Co.	2,069,538
34,000	Caterpillar, Inc.	2,042,380
30,000	General Dynamics Corp.	1,756,800
112,000	General Electric Co.	1,615,040

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Industrials — (Continued)
41,800	Northrop Grumman Corp.	$2,275,592
82,000	Pitney Bowes, Inc.	1,800,720
101,000	R.R. Donnelley & Sons Co.	1,653,370
		13,213,440
Materials — 2.4%
23,500	Eastman Chemical Co.	1,253,960
49,300	MeadWestvaco Corp.	1,094,460
		2,348,420
Real Estate Investment Trusts — 4.5%
71,000	HCP, Inc. (a)	2,289,750
70,000	Mack-Cali Realty Corp.	2,081,100
		4,370,850
Technology — 6.6%
29,500	Hewlett-Packard Co.	1,276,760
92,000	Intel Corp. (a)	1,789,400
11,300	International Business Machines Corp.	1,395,324
83,000	Microsoft Corp. (a)	1,909,830
		6,371,314
Telecommunications — 4.1%
46,000	AT&T, Inc.	1,112,740
50,000	Vodafone Group PLC ADR	1,033,500
174,000	Windstream Corp.	1,837,440
		3,983,680

Shares		Value

Common Stocks — (Continued)
Utilities — 5.7%
33,800	DTE Energy Co.	$1,541,618
75,000	Duke Energy Corp.	1,200,000
119,000	NiSource, Inc.	1,725,500
26,600	Progress Energy, Inc.	1,043,252
		5,510,370
Total Common Stocks (Cost $93,698,968)		94,375,137
Cash Equivalents — 2.1%
2,002,587	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,002,587
Total Cash Equivalents (Cost $2,002,587)		2,002,587
Total Investments (Cost $95,701,555) — 99.8%		96,377,724
Other Assets in Excess of Liabilities — 0.2%		184,357
Net Assets — 100.0%		$96,562,081
(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

(c)	Investment in affiliate.

ADR	— American Depositary Receipt

PLC	— Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Japan	21.8%
United Kingdom	20.6%
Switzerland	6.9%
France	6.8%
Cash[1]	5.9%
Germany	5.9%
Exchange Traded Funds	5.2%
Canada	5.1%
Australia	4.1%
Singapore	3.5%
Spain	3.4%
Netherlands	3.3%
Hong Kong	2.2%
Taiwan	1.9%
Italy	1.2%
Mexico	1.1%
Netherlands Antilles	1.1%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 89.0%
Australia — 4.1%
Consumer Staples — 2.0%
1,100,000	Foster’s Group Ltd.	$5,202,374
Materials — 2.1%
180,000	BHP Billiton Ltd.	5,596,330
		10,798,704
Canada — 5.2%
Energy — 2.3%
108,000	Cenovus Energy, Inc.	2,785,320
108,000	EnCana Corp.	3,276,720
		6,062,040
Materials — 1.3%
37,700	Potash Corp. of Saskatchewan, Inc.	3,251,248
Telecommunications — 1.6%
146,000	BCE, Inc.	4,273,420
		13,586,708

Shares		Value

Common Stocks — (Continued)
France — 6.8%
Energy — 1.7%
103,140	Total SA	$4,589,642
Financials — 2.4%
123,900	AXA ADR	1,889,475
84,011	BNP Paribas	4,485,180
		6,374,655
Materials — 1.3%
62,000	Lafarge SA	3,352,107
Utilities — 1.4%
81,000	GDF Suez	2,291,424
46,172	GDF Suez ADR	1,313,594
		3,605,018
		17,921,422
Germany — 5.9%
Consumer Discretionary — 1.6%
86,000	Henkel AG & Co. KGaA	4,178,520

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Germany — (Continued)
Health Care — 1.7%
139,300	Stada Arzneimittel AG	$4,614,548
Industrials — 2.6%
138,000	GEA Group AG	2,743,546
46,000	Siemens AG	4,124,801
		6,868,347
		15,661,415
Hong Kong — 2.2%
Consumer Discretionary — 1.2%
910,000	MTR Corp. Ltd.	3,100,856
Financials — 1.0%
580,000	The Wharf (Holdings) Ltd.	2,807,813
		5,908,669
Italy — 1.2%
Energy — 1.2%
102,000	Saipem SpA	3,099,492
Japan — 21.8%
Consumer Discretionary — 5.1%
176,000	Honda Motor Co. Ltd.	5,112,175
107,000	Makita Corp.	2,854,879
438,000	Matsushita Electric Industrial Co. Ltd.	5,470,161
		13,437,215
Consumer Staples — 4.0%
230,000	Shiseido Co. Ltd.	5,059,897
48,600	Unicharm Corp.	5,473,949
		10,533,846
Financials — 2.4%
1,500	Japan Prime Realty Investment Corp.	3,152,666
400	Japan Real Estate Investment Corp.	3,262,782
		6,415,448
Industrials — 4.6%
61,000	FANUC Ltd.	6,844,754
296,000	KOMATSU Ltd.	5,349,647
		12,194,401
Technology — 4.4%
168,500	Canon, Inc.	6,283,265
22,900	KEYENCE Corp.	5,268,779
		11,552,044
Utilities — 1.3%
128,000	The Tokyo Electric Power Co., Inc.	3,485,078
		57,618,032
Mexico — 1.1%
Telecommunications — 1.1%
62,500	America Movil SA de CV ADR, Series L	2,968,750

Shares		Value

Common Stocks — (Continued)
Netherlands — 3.3%
Consumer Discretionary — 2.6%
226,000	Koninklijke (Royal) Phillips Electronics NV NYS	$6,743,840
Financials — 0.7%
261,710	ING Groep NV ADR*	1,939,271
		8,683,111
Netherlands Antilles — 1.1%
Energy — 1.1%
51,352	Schlumberger Ltd.	2,841,820
Singapore — 3.5%
Financials — 0.0%
118,400	K-Green Trust*	88,863
Industrials — 1.4%
592,000	Keppel Corp. Ltd.	3,567,866
Telecommunications — 2.1%
2,575,930	Singapore Telecommunications Ltd.	5,565,334
		9,222,063
Spain — 3.4%
Financials — 3.4%
519,066	Banco Bilbao Vizcaya Argentaria SA ADR	5,341,189
350,000	Banco Santander SA	3,677,353
		9,018,542
Switzerland — 6.9%
Financials — 1.7%
85,000	ACE Ltd.	4,375,800
Health Care — 3.0%
91,400	Novartis AG	4,435,843
25,300	Roche Holding AG	3,475,416
		7,911,259
Materials — 2.2%
128,100	Syngenta AG ADR	5,873,385
		18,160,444
Taiwan — 1.9%
Technology — 1.9%
522,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,103,055
United Kingdom — 20.6%
Consumer Discretionary — 2.2%
453,000	Pearson PLC	5,927,191
Consumer Staples — 3.6%
109,000	Reckitt Benckiser Group PLC	5,041,286
778,284	Tesco PLC	4,381,515
		9,422,801

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
United Kingdom — (Continued)
Energy — 3.3%
338,000	BG Group PLC	$5,002,769
144,000	Royal Dutch Shell PLC, Class A	3,636,005
		8,638,774
Financials — 3.9%
950,000	Barclays PLC	3,765,785
265,000	Standard Chartered PLC	6,432,246
		10,198,031
Health Care — 2.6%
198,850	GlaxoSmithKline PLC ADR	6,762,889
Industrials — 2.1%
678,000	Rolls-Royce Group PLC	5,645,300
Telecommunications — 1.9%
2,430,000	Vodafone Group PLC	5,034,814
Utilities — 1.0%
161,100	Scottish & Southern Energy PLC	2,670,305
		54,300,105
Total Common Stocks (Cost $231,948,536)		234,892,332

Shares		Value

Mutual Funds — 5.2%
Exchange Traded Funds — 5.2%
212,000	iShares MSCI Hong Kong Index Fund	$3,131,240
69,500	iShares MSCI South Korea Index Fund	3,107,345
322,000	iShares MSCI Taiwan Index Fund	3,606,400
139,000	Morgan Stanley India Fund	3,080,240
40,000	ProShares UltraShort Yen	753,600
Total Mutual Funds (Cost $12,646,060)		13,678,825
Cash Equivalents — 5.9%
15,464,486	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	15,464,486
Total Cash Equivalents (Cost $15,464,486)		15,464,486
Total Investments (Cost $260,059,082) — 100.1%		264,035,643
Liabilities in Excess of Other Assets — (0.1)%		(284,100)
Net Assets — 100.0%		$263,751,543
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

ADR — American Depositary Receipt

NYS — New York Shares

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Macro 100 Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Technology	16.7%
Energy	12.1%
Cash[1]	11.0%
Industrials	10.9%
Health Care	10.6%
Financials	10.3%
Consumer Staples	10.0%
Consumer Discretionary	7.9%
Materials	5.1%
Telecommunications	2.0%
Real Estate Investment Trusts	1.7%
Utilities	1.7%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 89.0%
Consumer Discretionary — 7.9%
1,150	AutoZone, Inc.*	$222,203
7,600	Family Dollar Stores, Inc.	286,444
10,000	GameStop Corp.*	187,900
7,500	H&R Block, Inc.	117,675
6,400	Hasbro, Inc.	263,040
8,600	Johnson Controls, Inc.	231,082
11,300	Leggett & Platt, Inc.	226,678
7,200	Meredith Corp.	224,136
23,900	Newell Rubbermaid, Inc.	349,896
4,585	Omnicom Group, Inc.	157,266
10,100	Staples, Inc.	192,405
5,000	Starwood Hotels & Resorts Worldwide, Inc.	207,150
5,600	The TJX Cos., Inc.	234,920
		2,900,795
Consumer Staples — 10.0%
5,900	Avon Products, Inc.	156,350
4,500	Colgate-Palmolive Co.	354,420
17,200	Constellation Brands, Inc.*	268,664
8,300	Dr. Pepper Snapple Group, Inc.	310,337
13,700	Kellogg Co.	689,110
7,500	McCormick & Co., Inc.	284,700
7,600	Procter & Gamble Co.	455,848
17,200	Sysco Corp.	491,404
5,900	The Clorox Co.	366,744

Shares		Value

Common Stocks — (Continued)
Consumer Staples — (Continued)
6,700	The Hershey Co.	$321,131
		3,698,708
Energy — 12.1%
6,800	Apache Corp.	572,492
12,269	Baker Hughes, Inc.	510,022
10,600	ConocoPhillips	520,354
11,800	Denbury Resources, Inc.*	172,752
4,700	Devon Energy Corp.	286,324
1,800	Entergy Corp.	128,916
2,400	EOG Resources, Inc.	236,088
3,407	Exxon Mobil Corp.	194,440
2,100	Integrys Energy Group, Inc.	91,854
19,000	Marathon Oil Corp.	590,710
3,300	Occidental Petroleum Corp.	254,595
6,400	Peabody Energy Corp.	250,432
3,900	Range Resources Corp.	156,585
23,700	Rowan Cos., Inc.*	519,978
		4,485,542
Financials — 10.3%
10,000	Aflac, Inc.	426,700
11,700	Hudson City Bancorp, Inc.	143,208
19,200	JPMorgan Chase & Co.	702,912
10,500	Lincoln National Corp.	255,045
17,000	Morgan Stanley	394,570
10,000	State Street Corp.	338,200

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Macro 100 Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
4,900	The Allstate Corp.	$140,777
6,000	Torchmark Corp.	297,060
22,500	U.S. Bancorp	502,875
23,864	Wells Fargo & Co.	610,918
		3,812,265
Health Care — 10.6%
8,400	Becton, Dickinson & Co.	568,008
3,400	C.R. Bard, Inc.	263,602
5,300	Genzyme Corp.*	269,081
4,400	Gilead Sciences, Inc.*	150,832
6,800	Johnson & Johnson	401,608
8,600	McKesson Corp.	577,576
7,900	Medtronic, Inc.	286,533
22,500	Mylan Laboratories, Inc.*	383,400
6,200	Patterson Cos., Inc.	176,886
17,750	Pfizer, Inc.	253,115
4,700	Stryker Corp.	235,282
6,300	Zimmer Holdings, Inc.*	340,515
		3,906,438
Industrials — 10.9%
4,500	Cummins, Inc.	293,085
3,300	Flowserve Corp.	279,840
6,300	General Dynamics Corp.	368,928
4,800	Illinois Tool Works, Inc.	198,144
3,000	ITT Corp.	134,760
7,500	Jacobs Engineering Group, Inc.*	273,300
3,800	Pall Corp.	130,606
6,500	Parker Hannifin Corp.	360,490
4,825	Republic Services, Inc., Class A	143,447
5,000	Stericycle, Inc.*	327,900
10,400	Union Pacific Corp.	722,904
3,300	United Parcel Service, Inc., Class B	187,737
6,900	United Technologies Corp.	447,879
1,700	W.W. Grainger, Inc.	169,065
		4,038,085
Materials — 5.1%
14,400	Ball Corp.	760,752
5,000	Ecolab, Inc.	224,550
7,900	Pactiv Corp.*	220,015
16,000	The Dow Chemical Co.	379,520
16,000	Titanium Metals Corp.*	281,440
		1,866,277
Real Estate Investment Trusts — 1.7%
9,800	HCP, Inc.	316,050
22,500	Host Hotels & Resorts, Inc.	303,300
		619,350

Shares		Value

Common Stocks — (Continued)
Technology — 16.7%
1,700	Apple, Inc.*	$427,601
9,900	BMC Software, Inc.*	342,837
50,800	Cisco Systems, Inc.*	1,082,548
6,500	Cognizant Technology Solutions Corp., Class A*	325,390
12,800	eBay, Inc.*	251,008
21,700	EMC Corp.*	397,110
5,400	Fiserv, Inc.*	246,564
875	Google, Inc., Class A*	389,331
4,200	International Business Machines Corp.	518,616
8,800	Intuit, Inc.*	305,976
54,200	Jabil Circuit, Inc.	720,860
25,200	Monster Worldwide, Inc.*	293,580
38,800	Symantec Corp.*	538,544
39,092	Xerox Corp.	314,300
		6,154,265
Telecommunications — 2.0%
11,900	CenturyTel, Inc.	396,389
12,800	Verizon Communications, Inc.	358,656
		755,045
Utilities — 1.7%
3,800	Consolidated Edison, Inc.	163,780
4,900	Dominion Resources, Inc.	189,826
3,300	Pinnacle West Capital Corp.	119,988
3,600	Progress Energy, Inc.	141,192
		614,786
Total Common Stocks (Cost $32,473,431)		32,851,556
Cash Equivalents — 11.1%
4,072,653	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	4,072,653
Total Cash Equivalents (Cost $4,072,653)		4,072,653
Total Investments (Cost $36,546,084) — 100.1%		36,924,209
Liabilities in Excess of Other Assets — (0.1)%		(19,567)
Net Assets — 100.0%		$36,904,642
(a)	Rate disclosed is the seven day yield as of June 30, 2010.

(b)	Investment in affiliate.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Industrials	18.0%
Technology	15.2%
Consumer Discretionary	12.3%
Health Care	11.7%
Financials	10.8%
Energy	7.3%
Materials	6.7%
Cash[1]	4.8%
Utilities	4.4%
Consumer Staples	4.0%
Real Estate Investment Trusts	3.7%
Telecommunications	1.1%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 95.5%
Consumer Discretionary — 12.3%
7,120	Advance Auto Parts, Inc.	$357,282
25,785	Aeropostale, Inc.*	738,482
15,900	Best Buy Co., Inc.	538,374
25,340	Bob Evans Farms, Inc.	623,871
32,400	BorgWarner, Inc.*	1,209,816
30,934	Fidelity National Title Group, Inc., Class A	401,833
28,900	GameStop Corp.*	543,031
20,670	Guess?, Inc.	645,731
19,200	Hanover Insurance Group, Inc.	835,200
21,370	Harman International Industries, Inc.*	638,749
36,450	Hewitt Associates, Inc., Class A*	1,256,067
30,300	J. Crew Group, Inc.*	1,115,343
20,800	Kohl’s Corp.*	988,000
40,000	Nordstrom, Inc.	1,287,600
24,650	PetSmart, Inc.	743,690
6,710	Polo Ralph Lauren Corp.	489,562
15,540	Ross Stores, Inc.	828,126
37,200	Royal Caribbean Cruises Ltd.*	847,044
10,000	UniFirst Corp.	440,200
15,760	V.F. Corp.	1,121,797
4,100	Whirlpool Corp.	360,062
8,000	Wolverine World Wide, Inc.	201,760
		16,211,620
Consumer Staples — 4.0%
32,000	Church & Dwight Co., Inc.	2,006,720

Shares		Value

Common Stocks — (Continued)
Consumer Staples — (Continued)
25,950	Constellation Brands, Inc.*	$405,339
28,900	Dr. Pepper Snapple Group, Inc.	1,080,571
19,470	NBTY, Inc.*	662,175
20,700	Ralcorp Holding, Inc.*	1,134,360
		5,289,165
Energy — 7.3%
16,100	Baker Hughes, Inc.	669,277
46,700	Chesapeake Energy Corp.	978,365
11,300	Forest Oil Corp.*	309,168
29,200	Helmerich & Payne, Inc.	1,066,384
28,160	Murphy Oil Corp.	1,395,328
27,900	National Fuel Gas Co.	1,280,052
35,500	Noble Energy, Inc.	2,141,715
66,200	Spectra Energy Corp.	1,328,634
11,250	Unit Corp.*	456,637
		9,625,560
Financials — 10.8%
10,000	Allied World Assurance Co. Holdings Ltd.	453,800
21,200	BancorpSouth, Inc.	379,056
38,800	Cincinnati Financial Corp.	1,003,756
26,900	City National Corp.	1,378,087
34,430	CoreLogic, Inc.	608,034
4,310	Everest Re Group Ltd.	304,803
34,430	First American Financial Corp.	436,572

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
17,248	FirstMerit Corp.	$295,458
9,730	HCC Insurance Holdings, Inc.	240,915
53,800	Hudson City Bancorp, Inc.	658,512
21,800	Invesco Ltd.	366,894
9,800	Jones Lang LaSalle, Inc.	643,272
20,000	Legg Mason, Inc.	560,600
28,870	Lincoln National Corp.	701,252
62,250	Old Republic International Corp.	755,093
45,400	Principal Financial Group	1,064,176
21,800	Prosperity Bancshares, Inc.	757,550
22,240	T. Rowe Price Group, Inc.	987,234
30,590	Torchmark Corp.	1,514,511
27,390	Trustmark Corp.	570,260
16,070	Unum Group	348,719
21,000	Wilmington Trust Corp.	232,890
		14,261,444
Health Care — 11.8%
60,000	AmerisourceBergen Corp.	1,905,000
12,430	Biogen Idec, Inc.*	589,803
13,840	Cephalon, Inc.*	785,420
18,775	Coventry Health Care, Inc.*	331,942
49,600	Life Technologies Corp.*	2,343,600
44,700	Lincare Holdings, Inc.*	1,453,197
33,300	Owens & Minor, Inc.	945,054
38,300	PDL BioPharma, Inc.	215,246
16,000	Quest Diagnostics, Inc.	796,320
32,490	St. Jude Medical, Inc.*	1,172,564
68,156	Thermo Fisher Scientific, Inc.*	3,343,052
38,830	Watson Pharmaceutical, Inc.*	1,575,333
		15,456,531
Industrials — 18.1%
10,200	Alliant Techsystems, Inc.*	633,012
30,200	CNH Global NV NYS*	684,030
47,200	Cooper Industries PLC	2,076,800
24,400	Cummins, Inc.	1,589,172
16,000	Elbit Systems Ltd.	804,000
22,900	EMCOR Group, Inc.*	530,593
3,000	G&K Services, Inc., Class A	61,950
28,700	General Cable Corp.*	764,855
26,690	ITT Corp.	1,198,915
53,400	John Bean Technologies Corp.	814,350
54,000	Kennametal, Inc.	1,373,220
39,000	L-3 Communications Holdings, Inc.	2,762,760
15,700	Ladish Co., Inc.*	356,704
19,500	Mohawk Industries, Inc.*	892,320
25,800	Pall Corp.	886,746
23,400	Parker Hannifin Corp.	1,297,764
15,100	Precision Castparts Corp.	1,554,092
20,000	Quanex Building Products Corp.	345,800
7,000	R.R. Donnelley & Sons Co.	114,590
15,200	Rayonier, Inc.	669,104
3,000	Rockwell International Corp.	147,270
21,000	Ryder System, Inc.	844,830
16,070	Stanley Black & Decker Inc.	811,856
21,500	Teleflex, Inc.	1,167,020

Shares		Value

Common Stocks — (Continued)
Industrials — (Continued)
30,500	Thomas & Betts Corp.*	$1,058,350
25,200	Weatherford International Ltd.*	331,128
		23,771,231
Materials — 6.7%
16,800	Albemarle Corp.	667,128
18,100	AptarGroup, Inc.	684,542
6,000	Ball Corp.	316,980
29,300	Cytec Industries, Inc.	1,171,707
27,000	FMC Corp.	1,550,610
14,000	Innophos Holdings, Inc.	365,120
27,200	Intrepid Potash, Inc.*	532,304
18,800	Lubrizol Corp.	1,509,828
3,000	Minerals Technologies, Inc.	142,620
18,300	Pactiv Corp.*	509,655
12,280	PPG Industries, Inc.	741,835
20,900	RPM International, Inc.	372,856
6,000	Schnitzer Steel Industries, Inc.	235,200
		8,800,385
Real Estate Investment Trusts — 3.7%
10,000	Alexandria Real Estate Equities, Inc.	633,700
9,300	Federal Realty Investment Trust	653,511
12,200	Home Properties, Inc.	549,854
28,334	Host Hotels & Resorts, Inc.	381,942
12,210	Liberty Property Trust	352,259
13,360	Mid-America Apartment Communities, Inc.	687,639
16,690	PS Business Parks, Inc.	930,968
18,260	Sovran Self Storage, Inc.	628,692
		4,818,565
Technology — 15.3%
225,066	Activision Blizzard, Inc.	2,360,942
11,000	Amdocs Ltd.*	295,350
48,000	Arris Group, Inc.*	489,120
22,135	Benchmark Electronics, Inc.*	350,840
19,170	BMC Software, Inc.*	663,857
24,200	Broadcom Corp., Class A	797,874
21,700	Citrix Systems, Inc.*	916,391
53,400	CTS Corp.	493,416
8,000	Cymer, Inc.*	240,320
15,570	Electronic Arts, Inc.*	224,208
32,866	Fidelity National Information Services, Inc.	881,466
14,100	Fiserv, Inc.*	643,806
28,430	FLIR Systems, Inc.*	827,029
40,000	Forrester Research, Inc.*	1,210,400
33,000	Harris Corp.	1,374,450
58,410	infoGROUP, Inc.*	466,112
51,000	Integrated Device Technology, Inc.*	252,450
12,000	Intersil Corp., Class A	145,320
29,000	JDA Software Group, Inc.*	637,420
11,000	Molex, Inc.	200,640
15,300	Multi-Fineline Electronix, Inc.*	381,888
30,800	NCR Corp.*	373,296
49,600	NVIDIA Corp.*	506,416

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Technology — (Continued)
112,100	ON Semiconductor Corp.*	$715,198
23,700	Parametric Technology Corp.*	371,379
17,200	Progress Software Corp.*	516,516
31,600	Synopsys, Inc.*	659,492
20,600	Syntel, Inc.	699,370
50,280	Teradata Corp.*	1,532,534
29,250	Varian Semiconductor Equipment Associates, Inc.*	838,305
		20,065,805
Telecommunications — 1.1%
53,697	Aviat Networks, Inc.*	194,920
26,570	CenturyTel, Inc.	885,047
9,000	Telus Corp.	325,800
		1,405,767
Utilities — 4.4%
12,000	AGL Resources, Inc.	429,840
15,500	Atmos Energy Corp.	419,120
8,000	Constellation Energy Group, Inc.	258,000
60,750	MDU Resources Group, Inc.	1,095,323
14,250	New Jersey Resources Corp.	501,600
63,000	Questar Corp.	2,865,870
12,640	Xcel Energy, Inc.	260,511
		5,830,264
Total Common Stocks (Cost $91,298,245)		125,536,337

Shares		Value

Cash Equivalents — 4.8%
6,360,313	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$6,360,313
Total Cash Equivalents (Cost $6,360,313)		6,360,313
Total Investments (Cost $97,658,558) — 100.3%		131,896,650
Liabilities in Excess of Other Assets — (0.3)%		(386,982)
Net Assets — 100.0%		$131,509,668
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

NYS — New York Shares

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington New Economy Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Technology	17.3%
Consumer Discretionary	15.9%
Health Care	15.2%
Energy	11.9%
Industrials	10.6%
Financials	7.5%
Materials	6.8%
Cash[1]	6.3%
Consumer Staples	3.7%
Utilities	1.4%
Real Estate Investment Trusts	1.2%
Telecommunications	1.1%
Transportation	1.1%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 95.6%
Consumer Discretionary — 16.2%
6,900	Advance Auto Parts, Inc. (a)	$346,242
28,180	Aeropostale, Inc.*	807,075
12,500	Bally Technologies, Inc.*	404,875
7,000	Coinstar, Inc.*	300,790
5,500	DG FastChannel, Inc.*	179,190
9,600	DreamWorks Animation SKG, Inc., Class A*	274,080
10,200	Fossil, Inc.*	353,940
9,300	Helen of Troy Ltd.*	205,158
14,900	Iconix Brand Group, Inc.*	214,113
14,500	Las Vegas Sands Corp.*	321,030
16,300	Limited Brands, Inc.	359,741
18,820	Lululemon Athletica, Inc.*(a)	700,480
5,900	Netflix, Inc.*	641,035
10,750	O’Reilly Automative, Inc.*(a)	511,270
6,500	Phillips-Van Heusen Corp.	300,755
6,400	Skechers USA, Inc.*	233,728
12,770	The Buckle, Inc.	414,003
27,280	True Religion Apparel, Inc.*(a)	602,070
19,400	United Rentals, Inc.*	180,808
6,600	Wynn Resorts Ltd. (a)	503,382
13,000	Zumiez, Inc.*	209,430
		8,063,195
Consumer Staples — 3.7%
8,300	Diamond Foods, Inc.	341,130

Shares		Value

Common Stocks — (Continued)
Consumer Staples — (Continued)
5,300	Energizer Holdings, Inc.*	$266,484
19,800	Green Mountain Coffee Roasters, Inc.*	508,860
18,800	Hansen Natural Corp.*	735,268
		1,851,742
Energy — 12.1%
12,900	Alpha Natural Resources, Inc.*	436,923
7,700	Baker Hughes, Inc.	320,089
4,400	Cimarex Energy Co.	314,952
20,700	Comstock Resources, Inc.*	573,804
11,800	Forest Oil Corp.*(a)	322,848
33,800	Helix Energy Solutions Group, Inc.*	364,026
16,200	Helmerich & Payne, Inc. (a)	591,624
13,000	Lufkin Industries, Inc.	506,870
5,300	Oil States International, Inc.*	209,774
42,300	Patterson-Uti Energy, Inc. (a)	544,401
11,400	Petroleo Brasileiro SA ADR	391,248
15,700	Plains Exploration & Production Co.*	323,577
18,900	Quicksilver Resources, Inc.*	207,900
10,500	Range Resources Corp.	421,575
14,300	Superior Energy Services, Inc.*	266,981
5,200	Unit Corp.*(a)	211,068
		6,007,660
Financials — 7.7%
35,800	AmeriCredit Corp.*	652,276

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington New Economy Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
6,000	Ameriprise Financial, Inc.	$216,780
15,700	Eaton Vance Corp.	433,477
5,880	Everest Re Group Ltd.	415,834
44,700	New York Community Bancorp, Inc.	682,569
13,000	Protective Life Corp.	278,070
8,300	SVB Financial Group*	342,209
168,800	Synovus Financial Corp.	428,752
6,900	Westamerica Bancorp	362,388
		3,812,355
Health Care — 15.4%
27,500	AmerisourceBergen Corp.	873,125
7,900	Beckman Coulter, Inc.	476,291
28,900	Cepheid, Inc.*	462,978
6,900	HeartWare International, Inc.*	483,483
13,800	Illumina, Inc.*	600,714
1,400	Intuitive Surgical, Inc.*(a)	441,868
10,440	Life Technologies Corp.*	493,290
30,000	NxStage Medical, Inc.*	445,200
9,100	ResMed, Inc.*	553,371
12,000	Thoratec Corp.*	512,760
29,600	United Therapeutics Corp.*	1,444,776
26,600	Vertex Pharmaceuticals, Inc.*	875,140
		7,662,996
Industrials — 10.9%
12,800	Bucyrus International, Inc. (a)	607,360
7,900	Crane Co.	238,659
15,800	Curtiss-Wright Corp.	458,832
5,200	Flowserve Corp.	440,960
16,300	Foster Wheeler AG*	343,278
9,900	Gardner Denver, Inc.	441,441
27,100	Insituform Technologies, Inc., Class A*	555,008
23,200	KBR, Inc.	471,888
7,400	Polaris Industries, Inc.	404,188
15,400	Robbins & Myers, Inc.	334,796
9,900	Rockwell International Corp.	485,991
10,400	Terex Corp.*	194,896
11,900	The Shaw Group, Inc.*	407,218
		5,384,515
Materials — 6.9%
5,000	Ashland, Inc. (a)	232,100
8,300	Barrick Gold Corp.	376,903
7,300	CF Industries Holdings, Inc.	463,185
6,700	Cytec Industries, Inc. (a)	267,933
6,500	Freeport-McMoran Copper & Gold, Inc., Class B	384,345
2,900	Lubrizol Corp. (a)	232,899
4,800	NewMarket Corp. (a)	419,136
11,500	Pride International, Inc.*(a)	256,910
38,900	Steel Dynamics, Inc.	513,091
4,500	Walter Energy, Inc.	273,825
		3,420,327

Shares		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — 1.2%
4,500	SL Green Realty Corp.	$247,680
9,400	The Macerich Co.	350,808
		598,488
Technology — 17.7%
11,900	Adobe Systems, Inc.*	314,517
14,900	Cognex Corp.	261,942
13,960	Cree, Inc.*(a)	838,019
12,700	F5 Networks, Inc.*(a)	870,839
5,800	FactSet Research Systems, Inc. (a)	388,542
9,400	Fiserv, Inc.*	429,204
66,000	Integrated Device Technology, Inc.*	326,700
13,900	Lam Research Corp.*	529,034
25,000	Marvell Technology Group Ltd.*	394,000
16,700	National Instruments Corp.	530,726
12,900	Quality Systems, Inc.	748,071
22,100	Rovi Corp.*	837,811
5,800	Salesforce.com, Inc.*(a)	497,756
9,370	SanDisk Corp.*(a)	394,196
5,800	Veeco Instruments, Inc.*(a)	198,824
8,000	VMware, Inc., Class A*(a)	500,720
30,700	Volterra Semiconductor Corp.*	707,942
		8,768,843
Telecommunications — 1.2%
78,300	ADC Telecommunications, Inc.*	580,203
Transportation — 1.1%
26,300	Knight Transportation, Inc.	532,312
Utilities — 1.5%
7,500	Alliant Energy Corp.	238,050
7,400	IDACORP, Inc.	246,198
6,600	OGE Energy Corp.	241,296
		725,544
Total Common Stocks (Cost $49,285,229)		47,408,180
Cash Equivalents — 6.4%
3,179,379	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	3,179,379
Total Cash Equivalents (Cost $3,179,379)		3,179,379
Total Investments (Cost $52,464,608) — 102.0%		50,587,559
Liabilities in Excess of Other Assets — (2.0)%		(977,956)
Net Assets — 100.0%		$49,609,603
(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Energy	33.1%
Materials	22.6%
Industrials	13.8%
Cash[1]	8.8%
Mutual Funds	8.7%
Real Estate Investment Trusts	7.4%
Consumer Staples	3.4%
Utilities	1.1%
Financials	1.1%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 83.5%
Consumer Staples — 3.5%
152,100	Cosan Ltd., Class A*	$1,420,614
70,000	Tyson Foods, Inc., Class A	1,147,300
		2,567,914
Energy — 33.9%
44,300	Arch Coal, Inc.	877,583
32,000	Canadian Natural Resources Ltd.	1,063,360
49,800	Chesapeake Energy Corp.	1,043,310
78,200	El Paso Corp.	868,802
40,000	El Paso Pipeline Partners LP	1,146,800
33,400	EnCana Corp.	1,013,356
28,700	Enterprise Products Partners LP	1,015,119
27,256	Exxon Mobil Corp.	1,555,518
25,000	Frontier Oil Corp.	336,250
52,800	Hugoton Royalty Trust	1,002,144
43,500	Linn Energy LLC	1,154,925
36,600	Marathon Oil Corp.	1,137,894
25,800	National Oilwell Varco, Inc.	853,206
50,000	Natural Resource Partners LP	1,182,000
27,600	Newfield Exploration Co.*	1,348,536
28,000	Noble Corp.	865,480
22,700	Peabody Energy Corp.	888,251
30,100	Petroleo Brasileiro SA ADR	1,033,032
37,600	Rowan Cos., Inc.*	824,944
18,500	Sasol Ltd. ADR	652,495
20,000	Smith International, Inc.	753,000
64,900	Spectra Energy Corp.	1,302,543
40,646	StatoilHydro ASA ADR	778,371
60,000	Tesoro Corp.	700,200
19,198	Transocean Ltd.*	889,443

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
41,000	Valero Energy Corp.	$737,180
		25,023,742
Industrials — 14.2%
45,100	AGCO Corp.*	1,216,347
17,200	Bucyrus International, Inc.	816,140
27,000	Deere & Co.	1,503,360
12,000	Fluor Corp.	510,000
44,500	Foster Wheeler AG*	937,170
39,000	Harsco Corp.	916,500
40,000	KOMATSU Ltd. ADR	724,400
97,900	Manitowoc Co.	894,806
7,500	POSCO ADR	707,400
32,800	Rayonier, Inc.	1,443,856
35,000	Robbins & Myers, Inc.	760,900
		10,430,879
Materials — 23.2%
15,670	Agrium, Inc.	766,890
14,800	BHP Billiton Ltd. ADR	917,452
48,100	Cameco Corp.	1,023,568
2,500	CF Industries Holdings, Inc.	158,625
13,000	FMC Corp.	746,590
13,450	Monsanto Co.	621,659
10,000	Nucor Corp.	382,800
98,000	Olin Corp.	1,772,820
10,020	Potash Corp. of Saskatchewan, Inc.	864,125
13,800	Praxair, Inc.	1,048,662
47,000	Rio Tinto PLC ADR	2,049,200
33,400	Sociedad Quimica y Minera de Chile SA ADR	1,089,174

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Materials — (Continued)
20,200	Tenaris SA ADR	$699,122
4,000	Terra Nitrogen Co., LP	272,440
19,500	The Mosaic Co.	760,110
350,000	Uranium Energy Corp.*	826,000
255,400	USEC, Inc.*	1,215,704
41,300	Vale SA ADR	1,005,655
32,000	Yara International ASA ADR	896,319
		17,116,915
Real Estate Investment Trusts — 7.6%
9,081	Avalonbay Communities, Inc.	847,893
17,900	Boston Properties, Inc.	1,276,986
80,000	Duke Realty Corp.	908,000
39,300	Plum Creek Timber Co., Inc.	1,357,029
16,806	Vornado Realty Trust	1,225,998
		5,615,906
Utilities — 1.1%
18,500	Questar Corp.	841,565
Total Common Stocks (Cost $77,637,070)		61,596,921
Corporate Bonds — 1.1%
Financials — 1.1%
750,000	Credit Suisse Securities (USA) LLC, 0.00%, 3/26/13 (a) (b)	792,600
Total Corporate Bonds (Cost $750,000)		792,600
Mutual Funds — 8.9%
Exchange Traded Funds — 4.9%
12,000	Oil Service HOLDRs Trust	1,135,680
50,000	PowerShares DB Agriculture Fund	1,199,500
36,000	UltraShort 20+ Year Treasury ProShares	1,277,280
		3,612,460
Exchange Traded Notes — 1.6%
40,000	iPath Dow Jones-AIG Livestock Total Return Sub-Index*	1,157,600
Investment Company — 2.4%
119,800	Central Fund of Canada Ltd., Class A	1,805,386
Total Mutual Funds (Cost $8,653,643)		6,575,446

Shares		Value

Options Purchased — 0.10%
100	SPDR S&P 500 Put @ 111, Expiring July 2010	$81,550
Total Options Purchased (Cost $29,960)		81,550
Cash Equivalents — 8.9%
6,549,842	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (c) (d)	6,549,842
Total Cash Equivalents (Cost $6,549,842)		6,549,842
Total Investments (Cost $93,620,515) — 102.5%		75,596,359
Liabilities in Excess of Other Assets — (2.5)%		(1,855,888)
Net Assets — 100.0%		$73,740,471
(a)	All or a portion of the security is held as collateral for options.

(b)	Zero-Coupon Security.

(c)	Rate disclosed is the seven day yield as of June 30, 2010.

(d)	Investment in affiliate.

*	Non-income producing security.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Exchange Traded Funds	92.3%
Cash[1]	7.7%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Mutual Funds — 92.2%
Exchange Traded Funds — 92.2%
20,000	iShares Cohen & Steers Realty Majors Index Fund	$1,098,200
20,000	iShares Dow Jones U.S. Transportation Average Index Fund	1,447,200
51,850	iShares EAFE Index Fund	2,411,544
64,700	iShares MSCI Emerging Markets Index Fund	2,414,604
83,400	iShares MSCI EMU Index Fund	2,381,070
125,300	PowerShares QQQ	5,351,563
142,150	Rydex S&P Equal Weight Index Fund	5,373,270
96,520	S&P Depositary Receipt	9,962,794
52,400	SPDR KBW Insurance	1,847,624
Total Mutual Funds (Cost $34,705,541)		32,287,869

Shares		Value

Cash Equivalents — 7.7%
2,685,611	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$2,685,611
Total Cash Equivalents (Cost $2,685,611)		2,685,611
Total Investments (Cost $37,391,152) — 99.9%		34,973,480
Other Assets in Excess of Liabilities — 0.1%		48,448
Net Assets — 100.0%		$35,021,928
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Industrials	15.7%
Health Care	14.2%
Technology	12.2%
Consumer Discretionary	12.0%
Energy	10.1%
Materials	8.3%
Financials	8.2%
Cash[1]	6.2%
Consumer Staples	5.8%
Utilities	2.6%
Telecommunications	2.0%
Real Estate Investment Trust	1.8%
Mutual Funds	0.9%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 92.9%
Bermuda — 1.4%
Financials — 1.4%
30,000	Arch Capital Group Ltd.*	$2,235,000
Brazil — 1.1%
Consumer Discretionary — 1.1%
26,100	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,814,472
Cayman Islands — 1.4%
Consumer Discretionary — 0.4%
17,500	Shanda Interactive Entertainment Ltd. ADR*	694,225
Consumer Staples — 1.0%
80,000	Fresh Del Monte Produce, Inc.*	1,619,200
		2,313,425
Chile — 0.5%
Materials — 0.5%
24,000	Sociedad Quimica y Minera de Chile SA ADR	782,640
Denmark — 1.2%
Energy — 0.5%
18,900	Vestas Wind Systems A/S*	785,756

Shares		Value

Common Stocks — (Continued)
Denmark — (Continued)
Health Care — 0.7%
10,500	Novozymes A/S, Class B	$1,114,617
		1,900,373
Germany — 0.8%
Health Care — 0.8%
41,800	Stada Arzneimittel AG	1,384,696
Hong Kong — 0.6%
Consumer Discretionary — 0.6%
228,500	Television Broadcasts Ltd.	1,059,034
Japan — 2.1%
Consumer Discretionary — 0.6%
38,100	Honda Motor Co. Ltd. ADR (a)	1,095,375
Consumer Staples — 0.7%
51,300	Shiseido Co. Ltd.	1,128,577
Financials — 0.2%
70	Japan Prime Realty Investment Corp.	147,124
20	Japan Real Estate Investment Corp.	163,139
		310,263

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Japan — (Continued)
Health Care — 0.6%
20,600	Terumo Corp.	$985,989
		3,520,204
Mexico — 0.5%
Consumer Discretionary — 0.5%
35,000	Desarrolladora Homex S.A.B de C.V. ADR*	883,400
Singapore — 0.6%
Consumer Staples — 0.6%
94,000	Asia Pacific Breweries Ltd.	960,829
South Africa — 0.4%
Materials — 0.4%
35,000	Denison Mines Corp.*	41,650
50,000	Harmony Gold Mining Co. Ltd. ADR	528,500
		570,150
Sweden — 0.8%
Consumer Discretionary — 0.8%
153,800	Haldex AB*	1,307,199
Switzerland — 0.5%
Consumer Discretionary — 0.5%
30,000	Garmin Ltd.	875,400
United Kingdom — 0.6%
Consumer Staples — 0.6%
20,000	Reckitt Benckiser Group PLC	925,007
United States — 80.4%
Consumer Discretionary — 7.3%
100,000	Cabela’s, Inc., Class A*	1,414,000
13,500	Columbia Sportswear Co.	630,045
50	Fossil, Inc.*	1,735
50,000	Jakks Pacific, Inc.*	719,000
5,000	Polo Ralph Lauren Corp.	364,800
120,000	Quanta Services, Inc.*	2,478,000
23,850	Rent-A-Center, Inc.*	483,201
35,000	ScanSource, Inc.*	872,550
140,000	Southwest Airlines Co.	1,555,400
10,000	Sturm, Ruger & Co., Inc.	143,300
97,000	Urban Outfitters, Inc.*	3,335,830
		11,997,861
Consumer Staples — 3.0%
100,000	Owens-Illinois, Inc.*	2,645,000
10,000	Papa John’s International, Inc.*	231,200
270,000	Sonic Corp.*	2,092,500
		4,968,700
Energy — 9.6%
50,000	Alliance Resource Partners LP	2,248,500
70,000	American Oil & Gas, Inc.*	439,600
20,000	Atwood Oceanics, Inc.*	510,400

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Energy — (Continued)
45,000	Carbo Ceramics, Inc.	$3,248,550
130,400	Denbury Resources, Inc.*	1,909,056
10,000	Dril-Quip, Inc.*	440,200
60,000	Lufkin Industries, Inc.	2,339,400
40,000	Newfield Exploration Co.*	1,954,400
17,300	Oceaneering International, Inc.*	776,770
30,000	SM Energy Co.	1,204,800
28,000	Swift Energy Co.*	753,480
		15,825,156
Financials — 6.6%
204	BB&T Corp.	5,367
52,300	Cullen/Frost Bankers, Inc.	2,688,220
110,000	International Bancshares Corp.	1,835,900
150,000	Raymond James Financial, Inc.	3,703,500
61,383	SCBT Financial Corp.	2,161,910
13,800	WSFS Financial Corp.	495,834
		10,890,731
Health Care — 12.1%
150,000	Albany Molecular Research*	775,500
15,000	Bio-Rad Laboratories, Inc., Class A*	1,297,350
50,000	Cerner Corp.*	3,794,500
70,000	Edwards LifeSciences Corp.*	3,921,400
40,000	Kindred Healthcare, Inc.*	513,600
86,000	Kinetic Concepts, Inc.*	3,139,860
90,000	Lincare Holdings, Inc.*	2,925,900
75,000	Osiris Therapeutics, Inc.*	435,750
75,000	Watson Pharmaceutical, Inc.*	3,042,750
		19,846,610
Industrials — 15.7%
20,000	Alliant Techsystems, Inc.*	1,241,200
20,000	American Woodmark Corp.	342,000
50,000	BE Aerospace, Inc.*	1,271,500
120,000	EnPro Industries, Inc.*	3,378,000
50,000	Exlservice Holdings, Inc.*	858,500
30,000	Flowserve Corp.	2,544,000
100,000	Harsco Corp.	2,350,000
52,000	Jacobs Engineering Group, Inc.*(a)	1,894,880
110,000	Quaker Chemical Corp.	2,979,900
40,000	Ryder System, Inc.	1,609,200
180,000	Trinity Industries, Inc.	3,189,600
50,000	Universal Forest Products, Inc.	1,515,500
90,000	Watts Water Technologies, Inc., Class A	2,579,400
3,750	Werner Enterprises, Inc.	82,087
		25,835,767
Materials — 7.5%
41	CF Industries Holdings, Inc.	2,601
50,400	Eagle Materials, Inc.	1,306,872
35,000	Eastman Chemical Co.	1,867,600
40,000	RTI International Metals, Inc.*	964,400
70,000	Texas Industries, Inc.	2,067,800

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Materials — (Continued)
20,000	The Scotts Co.	$888,200
120,000	Trimble Navigation Ltd.*	3,360,000
50,000	United States Lime & Minerals, Inc.*	1,926,000
		12,383,473
Real Estate Investment Trusts — 1.8%
31,500	Camden Property Trust	1,286,775
90,000	Equity One, Inc.	1,404,000
10,000	Weingarten Realty Investors	190,500
		2,881,275
Technology — 12.2%
52,900	ACI Worldwide, Inc.*	1,029,963
30,000	American Superconductor Corp.*	800,700
75,000	Anixter International, Inc.*	3,195,000
40,000	Diodes, Inc.*	634,800
250,000	Jabil Circuit, Inc.	3,325,000
80,600	Methode Electronics, Inc.	785,044
60,000	OYO Geospace Corp.*	2,908,800
125,000	Red Hat, Inc.*	3,617,500
200,000	Sigma Designs, Inc.*	2,002,000
70,900	Standard Microsystems Corp.*	1,650,552
50,000	Taser International, Inc.*	195,000
		20,144,359
Telecommunications — 2.0%
125,900	CommScope, Inc.*	2,992,643
39,000	General Communication, Inc., Class A*	296,010
		3,288,653

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Utilities — 2.6%
10,000	AGL Resources, Inc.	$358,200
39,900	Hawaiian Electric Industries, Inc.	908,922
13,100	Northwest Natural Gas Co.	570,767
50,000	Portland General Electric Co.	916,500
58,500	UGI Corp. (a)	1,488,240
		4,242,629
		132,305,214
Total Common Stocks (Cost $139,151,336)		152,837,043
Mutual Funds — 0.9%
Exchange Traded Funds — 0.6%
25,000	iShares FTSE/Xinhua China 25 Index Fund	978,250
Investment Companies — 0.3%
30,000	Central Fund of Canada Ltd., Class A	452,100
Total Mutual Funds (Cost $1,042,866)		1,430,350
Cash Equivalents — 6.2%
10,265,167	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	10,265,167
Total Cash Equivalents (Cost $10,265,167)		10,265,167
Total Investments (Cost $150,459,369) — 100.0%		164,532,560
Liabilities in Excess of Other Assets — 0.0%		(61,063)
Net Assets — 100.0%		$164,471,497
(a)	All or a portion of the security is held as collateral for options.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Technical Opportunities Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Exchange Traded Funds	76.7%
Materials	19.0%
Cash[1]	2.7%
Consumer Discretionary	1.6%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Common Stocks — 20.6%
Consumer Discretionary — 1.6%
4,120	Discovery Communications, Inc., Class A*	$147,125
Materials — 19.0%
18,345	Eldorado Gold Corp.	329,476
12,450	Goldcorp, Inc.	545,933
9,350	Randgold Resources Ltd. ADR	885,912
		1,761,321
Total Common Stocks (Cost $1,774,208)		1,908,446
Mutual Funds — 76.6%
Exchange Traded Funds — 76.6%
4,700	iShares Cohen & Steers Realty Majors Index Fund	258,077
3,100	iShares Dow Jones U.S. Transportation Average Index Fund	224,316
15,000	iShares EAFE Index Fund	697,650
29,300	iShares MSCI Emerging Markets Index Fund	1,093,477
18,200	iShares MSCI EMU Index Fund	519,610
28,350	iShares Russell 3000 Growth Index Fund	1,060,573
8,335	iShares S&P North American Technology-Multimedia Networking Index Fund	205,208

Shares		Value

Mutual Funds — (Continued)
Exchange Traded Funds — (Continued)
2,885	iShares S&P North American Technology-Software Index Fund	$124,142
19,520	PowerShares QQQ	833,699
27,880	Rydex S&P Equal Weight Index Fund	1,053,864
8,907	S&P Depositary Receipt	919,381
3,000	SPDR KBW Insurance	105,780
Total Mutual Funds (Cost $7,712,936)		7,095,777
Cash Equivalents — 2.7%
248,999	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	248,999
Total Cash Equivalents (Cost $248,999)		248,999
Total Investments (Cost $9,736,143) — 99.9%		9,253,222
Other Assets in Excess of Liabilities — 0.1%		9,115
Net Assets — 100.0%		$9,262,337
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Corporate Bonds	52.0%
U.S. Government Agencies	27.8%
U.S. Treasury Obligations	14.4%
Cash[1]	2.8%
U.S. Government Mortgage Backed Agencies	2.7%
Preferred Stocks	0.3%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Principal Amount		Value

Corporate Bonds — 52.0%
Consumer Discretionary — 2.7%
$2,000,000	The Home Depot, Inc., 4.625%, 8/15/10	$2,007,838
1,500,000	The Walt Disney Co., Series B, MTN, 6.200%, 6/20/14	1,741,128
1,000,000	The Walt Disney Co., Series D, 4.500%, 12/15/13	1,101,362
2,000,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	2,341,270
		7,191,598
Consumer Staples — 3.5%
1,498,000	ConAgra Foods, Inc., 6.750%, 9/15/11	1,591,788
3,000,000	Kellogg Co., 4.250%, 3/6/13	3,215,286
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,204,912
2,000,000	The Kroger Co., 7.500%, 1/15/14	2,337,328
		9,349,314
Energy — 5.5%
1,840,000	Enterprise Products Operating LP, 7.500%, 2/1/11	1,895,410
2,000,000	Enterprise Products Operating LP, 3.700%, 6/1/15	2,023,198
2,005,000	EQT Corp., 8.125%, 6/1/19	2,358,586
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,190,816
1,000,000	Marathon Oil Canada Corp., 8.375%, 5/1/12	1,110,712
1,000,000	Transocean, Inc., 7.375%, 4/15/18	948,696
3,803,000	XTO Energy, Inc., 7.500%, 4/15/12	4,234,435
		14,761,853

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — 14.4%
$2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	$2,264,410
1,000,000	Bank of America Corp., 6.250%, 4/15/12	1,063,255
2,000,000	Barrick International Bank Corp., 5.750%, 10/15/16 (a) (b)	2,215,090
2,000,000	General Electric Capital Corp., 4.875%, 10/21/10	2,023,388
1,000,000	General Electric Capital Corp., 5.250%, 10/19/12	1,068,891
2,000,000	General Electric Capital Corp., Series G, MTN, 5.720%, 8/22/11	2,034,584
1,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	1,057,643
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	1,054,109
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,995,636
1,000,000	JPMorgan Chase & Co., 6.000%, 1/15/18	1,104,235
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,042,907
3,000,000	MBNA America Bank Corp. N.A., 7.125%, 11/15/12 (a) (b)	3,266,595
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,081,875
1,000,000	MetLife, Inc., 5.700%, 6/15/35	977,998
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,095,559
2,000,000	Morgan Stanley, Series G, MTN, 2.930%, 5/14/13 (c)	2,007,154

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	(Continued)

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	$2,098,706
1,000,000	Northern Trust Co., 6.500%, 8/15/18	1,175,210
2,000,000	PNC Funding Corp., 3.625%, 2/8/15	2,058,710
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,205,472
2,000,000	Royal Bank of Canada, MTN, 2.100%, 7/29/13	2,030,496
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,664,101
		38,586,024
Health Care — 1.7%
2,000,000	Astrazeneca PLC, 5.900%, 9/15/17	2,339,728
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,132,972
1,000,000	Wyeth, 5.500%, 3/15/13	1,106,075
		4,578,775
Industrials — 3.2%
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,889,707
2,000,000	Raytheon Co., 5.500%, 11/15/12	2,195,504
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,228,664
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,385,078
		8,698,953
Materials — 1.6%
2,000,000	Nucor Corp., 5.000%, 12/1/12	2,173,672
2,000,000	Potash Corp. of Saskatchewan, Inc., 5.250%, 5/15/14	2,206,074
		4,379,746
Real Estate Investment Trusts — 2.3%
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	2,121,508
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,042,748
1,000,000	Mack-Cali Realty Corp., 7.750%, 2/15/11	1,030,107
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,118,114
		6,312,477
Technology — 5.2%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,213,280
2,000,000	Cisco Systems, Inc., 5.500%, 1/15/40	2,096,222
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,303,468
3,000,000	IBM Corp., 7.625%, 10/15/18	3,857,256
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,269,460

Principal Amount		Value

Corporate Bonds — (Continued)
Technology — (Continued)
$1,000,000	Oracle Corp., 6.125%, 7/8/39	$1,169,572
		13,909,258
Telecommunications — 3.4%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,224,826
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,291,676
2,000,000	Verizon Wireless, 7.375%, 11/15/13 (a) (b)	2,344,706
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,166,208
		9,027,416
Utilities — 8.5%
2,500,000	Bay State Gas Co., 9.200%, 6/6/11	2,640,400
1,000,000	Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/13	1,061,783
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,104,240
2,950,000	Dominion Resources, Inc., Series D, 5.000%, 3/15/13	3,193,794
1,000,000	Duke Energy Corp., 6.300%, 2/1/14	1,125,508
4,500,000	Duquesne Light Co., 6.700%, 4/15/12	4,865,112
1,000,000	Georgia Power Co., 5.400%, 6/1/40	1,027,965
1,800,000	Gulf Power Co., 4.900%, 10/1/14	1,939,106
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,437,204
2,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	2,272,000
		22,667,112
Total Corporate Bonds (Cost $131,299,880)		139,462,526
U.S. Government Agencies — 27.9%
Federal Farm Credit Bank — 1.9%
3,000,000	2.490%, 3/3/14	3,046,407
2,000,000	4.710%, 3/6/15	2,247,296
		5,293,703
Federal Home Loan Bank — 13.2%
3,000,000	0.030%, 7/12/10 (d)	2,999,973
3,000,000	5.000%, 9/9/11	3,154,485
3,000,000	4.375%, 6/8/12	3,184,704
3,000,000	1.750%, 12/14/12	3,057,792
3,000,000	1.750%, 3/8/13	3,058,314
3,000,000	5.375%, 6/14/13	3,362,418
1,380,000	5.000%, 7/16/13	1,530,455
2,000,000	2.000%, 5/14/15 (e)	2,027,050
5,000,000	4.750%, 9/11/15	5,625,670
6,500,000	4.750%, 12/16/16	7,310,010
		35,310,871

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	(Continued)

Principal Amount		Value

U.S. Government Agencies — (Continued)
Federal Home Loan Mortgage Corporation — 7.5%
$4,000,000	6.480%, 12/5/11	$4,330,720
2,000,000	1.750%, 1/15/13	2,018,068
3,000,000	2.000%, 1/25/13	3,023,043
3,000,000	1.500%, 7/12/13	3,013,182
2,000,000	5.000%, 1/30/14	2,248,958
3,000,000	5.500%, 3/28/16	3,102,336
2,000,000	4.875%, 6/13/18	2,263,708
		20,000,015
Federal National Mortgage Association — 5.3%
4,000,000	1.550%, 4/19/12	4,013,016
2,000,000	2.020%, 8/20/13	2,020,492
3,000,000	2.250%, 6/2/14	3,031,434
3,000,000	3.000%, 9/22/14	3,015,846
2,000,000	2.250%, 4/29/16 (e)	2,010,142
		14,090,930
Total U.S. Government Agencies (Cost $71,251,082)		74,695,519
U.S. Treasury Obligations — 14.5%
U.S. Treasury Bonds — 12.5%
1,500,000	9.125%, 5/15/18	2,212,968
2,000,000	8.750%, 8/15/20	2,998,438
4,000,000	7.125%, 2/15/23	5,538,124
4,000,000	7.625%, 2/15/25	5,876,248
4,000,000	6.750%, 8/15/26	5,553,124
4,000,000	5.250%, 11/15/28	4,814,376
4,000,000	4.250%, 5/15/39	4,229,376
2,000,000	4.500%, 8/15/39	2,202,812
		33,425,466
U.S. Treasury Note — 2.0%
4,000,000	6.125%, 8/15/29	5,313,752
Total U.S. Treasury Obligations (Cost $33,190,013)		38,739,218

Principal Amount or Shares		Value

U.S. Government Mortgage Backed Agencies — 2.7%
Federal Home Loan Mortgage Corporation — 1.2%
$76,933	Pool # 599630, 6.500%, 8/1/16	$83,743
216,860	Pool # 254403, 6.000%, 8/1/17	236,462
1,305,438	Pool # J05518, 5.500%, 9/1/22	1,410,994
1,566,137	Pool # J08160, 5.000%, 12/1/22	1,672,218
		3,403,417
Government National Mortgage Association — 1.5%
1,815,971	Pool # 683937, 6.000%, 2/15/23	1,974,726
1,530,257	Pool # 689593, 6.000%, 7/15/23	1,664,035
115,410	Pool # 345128, 6.500%, 1/15/24	128,469
28,424	Pool # 372962, 7.000%, 3/15/24	32,110
24,962	Pool # 373015, 8.000%, 6/15/24	28,915
		3,828,255
Total U.S. Government Mortgage Backed Agencies (Cost $6,715,869)		7,231,672
Preferred Stocks — 0.3%
Financials — 0.1%
9,530	Prudential PLC, 6.500%	222,049
Real Estate Investment Trusts — 0.2%
25,000	Public Storage, Series F, 6.450%	584,250
Total Preferred Stocks (Cost $699,737)		806,299
Cash Equivalents — 2.8%
7,536,989	Huntington Money Market Fund, Interfund Shares, 0.010% (f) (g)	7,536,989
Total Cash Equivalents (Cost $7,536,989)		7,536,989
Total Investments (Cost $250,693,570) — 100.2%		268,472,223
Liabilities in Excess of Other Assets — (0.2)%		(553,191)
Net Assets — 100.0%		$267,919,032
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Illiquid security.

(c)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2010.

(d)	Rate represents the effective yield at purchase.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2010.

(f)	Rate disclosed is the seven day yield as of June 30, 2010.

(g)	Investment in affiliate.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Intermediate Government Income Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Agencies	49.9%
U.S. Government Mortgage Backed Agencies	23.5%
U.S. Treasury Obligations	11.9%
Collateralized Mortgage Obligations	10.2%
Cash[1]	2.7%
Corporate Bonds	1.8%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Principal Amount		Value

Corporate Bonds — 1.8%
$2,000,000	Morgan Stanley, 1.950%, 6/20/12 (a)	$2,044,430
Total Corporate Bonds (Cost $1,999,509)		2,044,430
U.S. Government Agencies — 49.6%
Federal Farm Credit Bank — 19.8%
3,000,000	2.125%, 6/18/12	3,080,862
3,000,000	1.375%, 6/25/13	3,016,812
1,000,000	4.500%, 12/15/15	1,115,652
2,000,000	4.875%, 12/16/15	2,258,676
1,000,000	3.750%, 1/29/16	1,065,330
1,000,000	4.350%, 6/17/16	1,036,931
1,000,000	5.270%, 9/1/16	1,158,866
2,000,000	5.050%, 3/8/17	2,269,922
1,000,000	5.550%, 8/1/17	1,178,160
1,000,000	4.250%, 4/16/18	1,083,591
2,000,000	5.050%, 8/1/18	2,262,024
2,000,000	3.950%, 11/25/19	2,056,548
1,000,000	5.375%, 11/10/20	1,139,684
		22,723,058
Federal Home Loan Bank — 20.1%
1,075,000	1.750%, 12/14/12	1,095,709
1,000,000	3.750%, 6/14/13	1,071,993
3,000,000	5.375%, 6/14/13	3,362,418
1,000,000	4.375%, 9/13/13	1,095,571
830,000	4.750%, 12/12/14	928,444
1,000,000	4.375%, 2/13/15	1,095,270
2,500,000	2.875%, 6/12/15	2,589,795
2,000,000	4.750%, 9/11/15	2,250,268
1,000,000	4.875%, 3/11/16	1,134,824
2,000,000	5.250%, 11/8/17	2,032,882
1,500,000	4.250%, 3/9/18	1,617,526
5,000,000	4.125%, 12/13/19	5,236,175
		23,510,875

Principal Amount		Value

U.S. Government Agencies — (Continued)
Federal Home Loan Mortgage Corporation — 3.5%
$2,000,000	2.500%, 1/27/14	$2,026,100
2,000,000	3.000%, 9/30/15	2,032,874
		4,058,974
Federal National Mortgage Association — 6.2%
2,000,000	1.500%, 9/25/12	2,012,514
1,000,000	3.125%, 5/15/15	1,029,030
1,000,000	4.125%, 2/24/20	1,034,167
3,000,000	5.625%, 11/15/21	3,171,306
		7,247,017
Total U.S. Government Agencies (Cost $54,313,649)		57,539,924
U.S. Government Mortgage Backed Agencies — 23.4%
Federal Home Loan Mortgage Corporation — 6.9%
284,927	Pool # M81004, 5.000%, 1/1/13	293,053
212,849	Pool # E01184, 6.000%, 8/1/17	231,115
730,962	Pool # B10827, 4.500%, 11/1/18	779,923
1,282,822	Pool # J02717, 5.500%, 11/1/20	1,390,960
700,648	Pool # C90699, 5.000%, 8/1/23	742,714
938,790	Pool # C91167, 5.000%, 4/1/28	997,524
360,337	Pool # G08005, 5.500%, 8/1/34	388,680
441,225	Pool # 1G0865, 4.879%, 7/1/35(b)	464,218
1,712,035	Pool # 972190, 5.414%, 11/1/35(b)	1,824,783
791,956	Pool # G03609, 5.500%, 10/1/37	850,863
		7,963,833
Federal National Mortgage Association — 13.2%
162,566	Pool # 647408, 5.000%, 10/1/17	174,847
994,700	Pool # 357805, 5.000%, 6/1/20	1,062,696
1,075,110	Pool # 889799, 5.500%, 2/1/23	1,163,555

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Intermediate Government Income Fund	(Continued)

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$360,738	Pool # 254911, 5.000%, 10/1/23	$385,183
832,639	Pool # 255360, 5.000%, 8/1/24	888,407
798,805	Pool # 255767, 5.500%, 6/1/25	862,792
1,196,419	Pool # 255984, 4.500%, 11/1/25	1,263,978
776,108	Pool # 256116, 6.000%, 2/1/26	848,710
626,616	Pool # 256213, 6.000%, 4/1/26	685,234
1,241,199	Pool # 257536, 5.000%, 1/1/29	1,318,386
1,176,516	Pool # MA0115, 4.500%, 7/1/29	1,223,074
589,470	Pool # 254594, 5.500%, 1/1/33	636,112
889,033	Pool # 783793, 6.000%, 7/1/34	975,353
764,510	Pool # 807963, 5.000%, 1/1/35	812,444
452,115	Pool # 806715, 5.500%, 1/1/35	486,900
932,897	Pool # 735224, 5.500%, 2/1/35	1,006,130
902,908	Pool # 868935, 5.500%, 5/1/36	970,682
436,445	Pool # 907484, 6.000%, 1/1/37	474,184
		15,238,667
Government National Mortgage Association — 3.3%
655,037	Pool # 683552, 5.500%, 2/15/23	710,971
779,627	Pool # 666057, 5.000%, 3/15/23	837,695
201,312	Pool # 2699, 6.000%, 1/20/29	222,955
238,723	Pool # 576456, 6.000%, 3/15/32	264,184
717,711	Pool # 676974, 5.500%, 5/15/38	776,765
997,250	Pool # 733602, 5.000%, 4/15/40	1,065,063
		3,877,633
Total U.S. Government Mortgage Backed Agencies (Cost $25,489,432)		27,080,133
U.S. Treasury Obligations — 11.9%
U.S. Treasury Inflation Protection Notes — 1.5%
1,500,000	2.000%, 1/15/16	1,777,494
U.S. Treasury Notes — 10.4%
1,000,000	5.000%, 8/15/11	1,051,680
1,000,000	4.125%, 8/31/12	1,075,391
2,000,000	4.250%, 11/15/14	2,227,344
3,000,000	2.125%, 11/30/14	3,063,750
2,000,000	4.500%, 2/15/16	2,263,594
2,000,000	5.125%, 5/15/16	2,333,906
		12,015,665
Total U.S. Treasury Obligations (Cost $12,612,220)		13,793,159
Collateralized Mortgage Obligations — 10.2%
Federal Home Loan Bank — 0.4%
447,119	5.270%, 12/28/12	478,724
Federal Home Loan Mortgage Corporation — 6.7%
154,959	Series R007, Class AC, 5.875%, 5/15/16	157,381
266,326	Series 2003-32, Class KB, 5.000%, 3/25/17	273,004

Principal Amount or Shares		Value

Collateralized Mortgage Obligations — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
$435,663	Series 2555, Class B, 4.250%, 1/15/18	$461,761
138,249	Series 3046, Class YA, 5.000%, 2/15/19	138,001
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,682,314
98,787	Series 2649, Class OL, 4.500%, 4/15/26	99,162
536,959	Series 2676, Class PG, 5.500%, 1/15/29	535,163
1,000,000	Series 2974, Class BM, 5.000%, 9/15/31	1,010,304
1,784,110	Series 2802, Class MB, 5.500%, 11/15/31	1,886,129
595,810	Series 2976, Class HP, 4.500%, 1/15/33	593,363
		7,836,582
Federal National Mortgage Association — 0.8%
630,455	Series 2003-11, Class BA, 5.500%, 8/25/32	636,074
151,579	Series 2003-16, Class CB, 4.000%, 2/25/33	159,427
		795,501
Government National Mortgage Association — 2.3%
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,609,938
1,000,000	Series 2005-55, Class PD, 5.000%, 5/20/32	1,064,938
		2,674,876
Total Collateralized Mortgage Obligations (Cost $11,244,920)		11,785,683
Cash Equivalents — 2.7%
3,129,339	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	3,129,339
Total Cash Equivalents (Cost $3,129,339)		3,129,339
Total Investments (Cost $108,789,069) — 99.6%		115,372,668
Other Assets in Excess of Liabilities — 0.4%		514,296
Net Assets — 100.0%		$115,886,964
(a)	Security issued under terms of the Temporary Liquidity Guarantee Program and is guaranteed by the Federal Deposit Insurance Corporation.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2010.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2010.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Agencies	61.3%
Collateralized Mortgage Obligations	20.7%
Real Estate Investment Trusts	8.8%
U.S. Government Agencies	6.3%
Cash[1]	2.9%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — 61.3%
Federal Home Loan Mortgage Corporation — 18.5%
$190,913	Pool # M80927, 5.000%, 7/1/11	$196,276
3,896	Pool # E65142, 6.500%, 7/1/11	4,082
284,927	Pool # M81004, 5.000%, 1/1/13	293,142
323,713	Pool # J03237, 5.500%, 8/1/16	350,950
197,673	Pool # E96459, 5.000%, 5/1/18	212,452
730,962	Pool # B10827, 4.500%, 11/1/18	780,152
69,659	Pool # C90237, 6.500%, 11/1/18	76,848
852,133	Pool # J10396, 4.000%, 7/1/19	900,182
331,810	Pool # G12297, 6.000%, 7/1/21	361,608
1,210,074	Pool # G12867, 4.500%, 8/1/22	1,288,481
517,024	Pool # C90779, 5.000%, 1/1/24	548,227
530,314	Pool # C90859, 5.500%, 10/1/24	573,769
677,122	Pool # C90999, 5.500%, 11/1/26	730,949
938,790	Pool # C91167, 5.000%, 4/1/28	997,817
1,306,771	Pool # C91175, 5.000%, 5/1/28	1,388,936
201,646	Pool # C00730, 6.000%, 3/1/29	222,611
4,460,221	Pool # C91251, 4.500%, 6/1/29	4,675,570
2,678,763	Pool # C91296, 5.000%, 4/1/30	2,848,792
637,585	Pool # A15284, 5.500%, 10/1/33	688,433
720,673	Pool # G08005, 5.500%, 8/1/34	777,471
441,225	Pool # 1G0865, 4.879%, 7/1/35 (a)	464,356
592,865	Pool # A55565, 6.000%, 12/1/36	645,056
423,580	Pool # G08168, 6.000%, 12/1/36	460,869
689,340	Pool # G03498, 5.500%, 11/1/37	740,722
		20,227,751
Federal National Mortgage Association — 36.3%
157,363	Pool # 254955, 4.000%, 10/1/10	157,972
257,856	Pool # 254486, 5.000%, 9/1/17	277,376
287,893	Pool # 663808, 5.000%, 11/1/17	309,688
414,983	Pool # 684488, 5.000%, 12/1/17	446,399
562,055	Pool # 693256, 5.000%, 4/1/18	604,605
387,122	Pool # 254720, 4.500%, 5/1/18	413,597
356,885	Pool # 786729, 5.500%, 8/1/19	387,750
528,423	Pool # 896597, 5.000%, 8/1/21	565,784

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$479,354	Pool # 254831, 5.000%, 8/1/23	$511,987
1,019,872	Pool # 254908, 5.000%, 9/1/23	1,089,301
950,970	Pool # 254911, 5.000%, 10/1/23	1,015,709
406,086	Pool # 255320, 5.000%, 7/1/24	433,411
1,934,560	Pool # AC9607, 4.000%, 1/1/25	2,013,718
2,921,259	Pool # 932438, 4.000%, 1/1/25	3,043,530
1,254,448	Pool # 255711, 5.500%, 4/1/25	1,355,325
431,098	Pool # 357771, 5.000%, 5/1/25	459,543
797,560	Pool # 255834, 4.500%, 6/1/25	842,846
1,196,419	Pool # 255984, 4.500%, 11/1/25	1,264,352
970,135	Pool # 256116, 6.000%, 2/1/26	1,061,191
2,411,055	Pool # 257163, 5.000%, 4/1/28	2,564,429
1,463,088	Pool # 257238, 5.000%, 6/1/28	1,556,159
1,378,634	Pool # 257281, 5.000%, 7/1/28	1,466,333
1,241,199	Pool # 257536, 5.000%, 1/1/29	1,318,386
1,882,425	Pool # MA0115, 4.500%, 7/1/29	1,957,507
3,557,512	Pool # AC1219, 4.500%, 8/1/29	3,728,800
1,907,686	Pool # MA0171, 4.500%, 9/1/29	1,999,537
50,381	Pool # 602879, 6.000%, 11/1/31	55,627
1,145,718	Pool # 729535, 5.500%, 7/1/33	1,235,835
108,997	Pool # 748422, 6.000%, 8/1/33	120,074
649,405	Pool # 786457, 5.235%, 7/1/34 (a)	693,313
889,033	Pool # 783793, 6.000%, 7/1/34	975,492
452,115	Pool # 806715, 5.500%, 1/1/35	486,970
279,089	Pool # 814261, 6.000%, 1/1/35	306,230
932,897	Pool # 735224, 5.500%, 2/1/35	1,006,275
265,866	Pool # 836450, 6.000%, 10/1/35	289,894
542,945	Pool # 845573, 5.429%, 2/1/36 (a)	579,524
587,242	Pool # 745511, 5.000%, 4/1/36	622,501
981,535	Pool # 745418, 5.500%, 4/1/36	1,056,284
390,103	Pool # 888029, 6.000%, 12/1/36	424,627
436,445	Pool # 907484, 6.000%, 1/1/37	474,252
		39,172,133

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	(Continued)

Principal Amount or Shares		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Government National Mortgage Association — 6.5%
$724,625	Pool # 683915, 5.000%, 1/15/23	$778,783
746,455	Pool # 691761, 5.000%, 7/15/23	802,169
2,102,000	Pool # 605653, 5.500%, 8/15/34	2,284,808
1,335,034	Pool # 3637, 5.500%, 11/20/34	1,452,646
717,711	Pool # 676974, 5.500%, 5/15/38	776,878
997,250	Pool # 733602, 5.000%, 4/15/40	1,065,218
		7,160,502
Total U.S. Government Mortgage Backed Agencies (Cost $63,484,676)		66,560,386
Common Stocks — 8.8%
Real Estate Investment Trusts — 8.8%
10,074	Acadia Realty Trust	169,445
8,000	Alexandria Real Estate Equities, Inc.	506,960
2,000	AMB Property Corp.	47,420
5,000	American Campus Communities, Inc.	136,450
1,000	Associated Estates Realty Corp.	12,950
3,000	BioMed Realty Trust, Inc.	48,270
5,500	Boston Properties, Inc.	392,370
6,500	Brandywine Realty Trust	69,875
1,000	Camden Property Trust	40,850
6,000	Cogdell Spencer, Inc.	40,560
4,000	Corporate Office Properties Trust	151,040
1,000	Developers Diversified Realty Corp.	9,900
8,000	Digital Reality Trust, Inc.	461,440
16,000	Douglas Emmett, Inc.	227,520
13,000	Duke Realty Corp.	147,550
5,000	DuPont Fabros Technology, Inc.	122,800
9,000	EastGroup Properties, Inc.	320,220
8,000	Equity Lifestyle Properties, Inc.	385,840
8,000	Equity Residential	333,120
4,500	Essex Property Trust, Inc.	438,930
2,000	Excel Trust, Inc.*	24,000
1,500	Federal Realty Investment Trust	105,405
7,000	HCP, Inc.	225,750
3,500	Healthcare Realty Trust, Inc.	76,895
8,000	Home Properties, Inc.	360,560
12,616	Host Hotels & Resorts, Inc.	170,064
3,000	Kilroy Realty Corp.	89,190
9,600	Kimco Realty Corp.	129,024
10,000	Kite Realty Group Trust	41,800
11,000	LaSalle Hotel Properties	226,270
11,000	Mack-Cali Realty Corp.	327,030
7,500	National Retail Properties, Inc.	160,800
2,500	Pennsylvania Real Estate Investment Trust	30,550
1,000	Post Properties, Inc.	22,730
5,886	ProLogis Trust	59,625
5,000	Public Storage, Inc.	439,550
2,000	Realty Income Corp.	60,660
6,500	Regency Centers Corp.	223,600
5,980	Simon Property Group, Inc.	482,885

Principal Amount or Shares		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — (Continued)
1,903	SL Green Realty Corp.	$104,741
1,000	Sovran Self Storage, Inc.	34,430
9,000	Tanger Factory Outlet Centers, Inc.	372,420
1,000	Terreno Realty Corp.*	17,710
9,915	The Macerich Co.	370,028
6,376	UDR, Inc.	121,973
11,000	Ventas, Inc.	516,450
5,936	Vornado Realty Trust	433,031
5,000	Washington Real Estate Investment Trust	137,950
5,000	Weingarten Realty Investors	95,250
2,000	Westfield Group	20,350
Total Common Stocks (Cost $8,782,598)		9,544,231
U.S. Government Agencies — 6.3%
Federal Home Loan Bank — 4.8%
$2,000,000	1.000%, 12/30/11	2,006,738
1,000,000	4.250%, 3/9/18	1,080,128
2,000,000	4.125%, 12/13/19	2,098,574
		5,185,440
Federal Home Loan Mortgage Corporation — 0.5%
500,000	4.500%, 4/2/14	554,179
Federal National Mortgage Association — 1.0%
1,000,000	5.000%, 3/2/15	1,127,517
Total U.S. Government Agencies (Cost $6,488,654)		6,867,136
Collateralized Mortgage Obligations — 20.7%
Citicorp Mortgage Securities, Inc. — 1.1%
1,300,538	5.500%, 10/25/35	1,220,328
Federal Home Loan Bank — 0.4%
406,752	4.800%, 2/25/13	433,075
Federal Home Loan Mortgage Corporation — 13.3%
713,955	REMIC Series 2584, Class LE, 4.000%, 12/15/13	716,735
795,879	Series 2780, Class QC, 4.500%, 3/15/17	810,307
650,016	Series 3322, Class LA, 5.250%, 4/15/17	692,679
648,899	Series 2497, Class NE, 5.000%, 9/15/17	695,629
753,694	Series 2770, Class TC, 4.000%, 1/15/18	780,738
138,249	Series 3046, Class YA, 5.000%, 2/15/19	138,013
1,000,000	Series 2784, Class HJ, 4.000%, 4/15/19	1,047,211
1,000,000	Series 2541, Class VL, 5.500%, 11/15/20	1,057,260
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	1,073,693

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	(Continued)

Principal Amount		Value

Collateralized Mortgage Obligations — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
$634,178	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	$672,776
536,959	Series 2676, Class PG, 5.500%, 1/15/29	535,234
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	2,020,147
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	1,064,325
1,000,000	Series 2974, Class BM, 5.000%, 9/15/31	1,010,701
1,000,000	Series 2802, Class MB, 5.500%, 11/15/31	1,057,752
595,810	Series 2976, Class HP, 4.500%, 1/15/33	593,882
454,032	Series 3002, Class CA, 5.000%, 7/15/35	454,580
		14,421,662
Federal National Mortgage Association — 5.9%
302,745	Series 2002-62, Class VK, 5.500%, 12/25/16	307,530
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,190,938
177,941	Series 2006-4, Class A, 6.000%, 11/25/22	181,630
401,992	Series 2003-38, Class TC, 5.000%, 3/25/23	430,926
689,199	Series 2004-45, Class NC, 5.500%, 11/25/28	695,768

Principal Amount or Shares		Value

Collateralized Mortgage Obligations — (Continued)
Federal National Mortgage Association — (Continued)
$497,865	Series 1999-13, Class PH, 6.000%, 4/25/29	$556,610
941,188	Series 2003-53, Class JL, 5.000%, 12/25/31	979,294
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	1,081,240
		6,423,936
Total Collateralized Mortgage Obligations (Cost $21,818,947)		22,499,001
Cash Equivalents — 2.8%
3,080,282	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	3,080,282
Total Cash Equivalents (Cost $3,080,282)		3,080,282
Total Investments (Cost $103,655,157) — 99.9%		108,551,036
Other Assets in Excess of Liabilities — 0.1%		87,976
Net Assets — 100.0%		$108,639,012
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2010.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.

REMIC — Real Estate Mortgage Investment Conduit

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
General Obligations	36.4%
School Districts	26.2%
Water	10.7%
Higher Education	9.2%
Facilities	4.2%
Medical	4.1%
Transportation	3.5%
Airports	2.8%
General Fund	1.6%
Power	1.1%
Other	0.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Principal Amount		Value

Municipal Bonds — 98.4%
Ohio — 98.4%
$100,000	Akron, OH, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/22	$102,586
225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	238,745
50,000	Akron, OH, Hospital Improvements Revenue, (AGM Ins.), 5.250%, 11/15/15	52,006
70,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	71,263
120,000	Akron, OH, Refunding & Improvement, G.O., (Various Purposes), (National Reinsurance), 5.250%, 12/1/18	127,618
335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins.), 5.250%, 12/1/17	341,335
205,000	Avon Lake, OH, G.O., (Various Purposes), 3.500%, 12/1/17	212,722
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	215,857
200,000	Brookfield Local School District, OH, School Facilities Improvement, G.O., (AGM Ins. Student Credit Program), 5.000%, 1/15/22	220,390

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	$179,377
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	421,396
300,000	Butler County, OH, Sewer Systems Revenue, (AGM Ins.), 5.000%, 12/1/19	339,117
500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	543,590
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	219,376
400,000	Cincinnati, OH, Recovery Zone Facility Revenue, Series A, (AMBAC Ins.), 4.000%, 11/1/19	415,772
355,000	Cincinnati, OH, Water System Revenue, 5.000%, 12/1/19	397,259
500,000	Cleveland, OH, Airport System Revenue, Series C, (AGM Ins.), 5.000%, 1/1/18	539,270
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	381,421
150,000	Cleveland, OH, Income Tax Revenue, 5.000%, 5/15/17	166,796

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$600,000	Cleveland, OH, Municipal School District, G.O., (National Reinsurance, FGIC Ins., Student Credit Program), 5.000%, 12/1/21	$632,166
500,000	Cleveland, OH, Public Power System Revenue, Series A, (FGIC Ins.), 5.000%, 11/15/16	560,550
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	86,461
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	424,616
335,000	Cleveland, OH, State University Revenue, (FGIC Ins.), 5.000%, 6/1/17	372,510
65,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins.), 5.500%, 1/1/13	67,855
75,000	Columbus, OH, G.O., Series A, 5.000%, 6/15/13	83,837
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	567,785
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	271,440
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	107,794
535,000	Crawford County, OH, Unrefunded, G.O., (AMBAC Ins.), 4.750%, 12/1/19	539,066
250,000	Cuyahoga County, OH, Refunding Revenue, Series A, 5.750%, 1/1/24	260,483
350,000	Cuyahoga County, OH, Revenue, Series A, 6.000%, 1/1/17	378,941
250,000	Delaware, OH, Parks & Recreational Income Tax Special Obligation Revenue, 4.000%, 12/1/19	262,185
250,000	Dublin, OH, City School District, School Facilities Construction & Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	267,307
360,000	Fairfield, OH, Local School District, G.O., (AGM Ins.), 4.250%, 12/1/18	384,296
150,000	Fairless, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/21	160,302
115,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/18	121,064
65,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	67,895

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$220,000	Findlay, OH, City School District, Capital Appreciation School Facilities Construction & Improvement, G.O., Series A, 3.662%, 12/1/17 (a)	$169,671
155,000	Forest Hills, OH, Local School District Revenue, (AGM Ins.), 4.750%, 12/1/16	165,782
350,000	Franklin County, OH, Hospital Revenue, 4.000%, 11/1/16	368,557
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	200,330
35,000	Gallia County, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,794
335,000	Greater Cleveland Regional Transit Authority, OH, Capital Improvement, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	359,428
340,000	Greater Cleveland, Regional Transit Authority, OH, G.O., (FGIC Ins.), 5.000%, 12/1/15	386,196
540,000	Greene County, OH, Refunding, G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	623,592
450,000	Greene County, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 12/1/18	488,488
275,000	Greene County, OH, Water & Sewer Revenue, (AGM Ins.), 5.000%, 12/1/21	294,704
200,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	219,352
135,000	Hamilton, OH, Electric Revenue, Series A, (AGM Ins.), 4.150%, 10/15/15	146,915
280,000	Hamilton, OH, G.O., (Various Purposes), (Assured Guaranty), 5.000%, 11/1/21	312,432
260,000	Hilliard, OH, School District, Capital Appreciation Refunding School Improvement, G.O., Series B, 4.140%, 12/1/18 (a)	189,810
115,000	Hilliard, OH, School District, Refunding School Improvement, G.O., Series B, 2.000%, 12/1/10	115,633
150,000	Hudson City, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/19	163,317
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	82,154
335,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/19	378,255

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$250,000	Kettering, OH, City School District, Refunding, G.O., (AGM Ins.), 5.000%, 12/1/15	$279,105
400,000	Kettering, OH, G.O., 4.750%, 12/1/22	426,620
95,000	Keystone, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/19	101,224
285,000	Lakewood, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/18	305,112
100,000	Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins.), 5.375%, 12/1/14	111,246
300,000	Licking Heights, OH, Local School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	312,669
400,000	Lorain County, OH, Hospital Revenue, Series A, 5.750%, 10/1/18	412,388
460,000	Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins.), 5.000%, 11/15/11	478,138
235,000	Madison, OH, Local School District Refunding, G.O., (AGM Ins.), 4.000%, 12/1/17	243,594
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins.), 5.200%, 12/1/14	511,130
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	637,548
500,000	Middletown, OH, G.O., (AGM Ins.), 5.000%, 12/1/21	558,320
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	50,949
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (Various Purposes), (National Reinsurance), 5.000%, 12/1/21	584,680
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	259,363
200,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.250%, 12/1/19	229,326
50,000	Mount Vernon, OH, City Schools Refunding, G.O., (AGM Ins.), 5.000%, 12/1/17	54,765
480,000	Mount Vernon, OH, Waterworks Refunding Revenue, (Assured Guaranty), 5.000%, 12/1/17	535,862

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$25,000	New Albany, Plain Local School District, G.O., (FGIC Ins.), 5.500%, 12/1/18	$27,354
400,000	North Canton, OH, City School District, Refunding School Improvement, G.O., (Assured Guaranty Student Credit Program), 4.000%, 12/1/15	429,512
200,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series B, 5.000%, 12/1/22	216,820
65,000	Ohio State Building Authority Revenue, Series A, (AGM Ins.), 5.500%, 4/1/15	70,670
400,000	Ohio State Building Authority Revenue, Series A, 5.000%, 10/1/23	441,004
125,000	Ohio State Building Authority State Facilities Revenue, Series A, (AGM Ins.), 5.500%, 10/1/14	131,446
150,000	Ohio State Building Authority State Facilities Revenue, Series A, 5.000%, 4/1/16	160,469
500,000	Ohio State Building Authority State Facilities Revenue, Series A, (AGM Ins.), 4.750%, 4/1/20	520,390
500,000	Ohio State Common Schools, G.O., Series A, 5.000%, 9/15/19	549,645
150,000	Ohio State Common Schools, G.O., Series A, 5.000%, 6/15/22	160,380
150,000	Ohio State Common Schools, G.O., Series A, 5.000%, 6/15/24	159,008
300,000	Ohio State Common Schools, G.O., Series A, 4.500%, 9/15/24	309,192
550,000	Ohio State Community Schools, G.O., Series A, 5.000%, 6/15/21	591,233
140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	146,948
100,000	Ohio State Community Schools, G.O., Series B, (AGM Ins.), 5.000%, 9/15/18	105,134
175,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/15	189,723
700,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/17	747,040
225,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/19	242,717
300,000	Ohio State Higher Education, G.O., Series A, 5.000%, 5/1/22	317,259
670,000	Ohio State Higher Education, G.O., Series A, 5.000%, 2/1/24	715,875

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$250,000	Ohio State Higher Educational Facility Commission, Dension University Project Revenue, 5.000%, 11/1/20	$267,592
25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	25,707
200,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series A, 5.000%, 9/1/23	209,602
200,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 4.875%, 9/1/15	206,542
125,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.900%, 9/1/23	133,959
50,000	Ohio State Major New State Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	57,856
150,000	Ohio State Parks & Recreation Revenue, Series II-A, (AGM Ins.), 5.000%, 12/1/17	163,077
100,000	Ohio State Refunding Common Schools, G.O., Series D, 5.500%, 9/15/19	119,860
250,000	Ohio State Revitalization Revenue Project, Series A, (AMBAC Ins.), 5.000%, 4/1/21	268,920
450,000	Ohio State Turnpike Commission Revenue, 5.500%, 2/15/20	464,098
1,000,000	Ohio State Turnpike Commission Revenue, Series A, (MBIA-RE FGIC Ins.), 5.500%, 2/15/20	1,161,960
100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A, (AGM Ins.), 5.000%, 4/1/17	109,830
400,000	Ohio State Water Development Authority Pollution Control Revenue, 5.000%, 6/1/17	442,924
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	31,313
655,000	Ohio State, G.O., Series A, 5.375%, 9/1/23	736,331
300,000	Ohio State, G.O., Series B, 5.000%, 9/15/16	346,674
350,000	Ohio State, G.O., Series D, 5.000%, 9/15/20	385,976

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$685,000	Ohio State, Public Improvements, G.O., Series A, 5.000%, 3/1/18	$736,348
395,000	Olentangy, OH, Local School District, Capital Appreciation School Facilities Construction & Improvement, G.O., Series A, 3.550%, 12/1/19 (a)	288,488
500,000	Olentangy, OH, Local School District, G.O., (AGM Ins.)., 5.000%, 12/1/18	564,970
300,000	Olentangy, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/21	328,488
235,000	Pandora Gilboa, OH, Local School District, Putnam County Capital Appreciation Refunding, G.O., Student Credit Program, 3.031%, 12/1/15 (a)	201,898
140,000	Pandora Gilboa, OH, Local School District, Putnam County Capital Appreciation Refunding, G.O., Student Credit Program, 3.448%, 12/1/16 (a)	113,961
200,000	Pickerington, OH, Local School District, School Facilities Construction & Improvements, G.O., 5.000%, 12/1/17	225,946
470,000	River Valley, OH, Local School District, School Facilities Construction & Improvements, G.O., (AGM Ins. Student Credit Program), 5.250%, 11/1/23	563,610
100,000	Sebring, OH, Local School District, Capital Appreciation Refunding Class Room Facilities, G.O., Student Credit Program, 3.886%, 12/1/16 (a)	79,827
100,000	Sebring, OH, Local School District, Capital Appreciation Refunding Class Room Facilities, G.O., Student Credit Program, 4.202%, 12/1/17 (a)	75,405
150,000	Seven Hills, OH, Capital Improvement, G.O., 5.250%, 12/1/18	173,693
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,108,858
200,000	Sidney, OH, City School District, G.O., (FGIC Ins.), 5.000%, 12/1/12	213,582
780,000	Southwest Licking, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	822,182
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	338,598

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	$245,124
615,000	Toledo, OH, City School District, School Facilities Improvements, G.O., Student Credit Program, 4.125%, 12/1/19	637,761
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	237,130
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	749,455
300,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	317,292
220,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	230,470
400,000	Troy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	435,512
850,000	Troy, OH, G.O., 4.750%, 12/1/22	892,857
320,000	Troy, OH, G.O., 4.750%, 12/1/24	333,750
75,000	Trumbull County, OH, G.O., (Various Purposes), (AGM Ins.), 5.000%, 12/1/20	84,171
350,000	Trumbull County, OH, Public Improvements Refunding, G.O., (MBIA Ins.), 5.125%, 12/1/13	374,906
235,000	Twinsburg, OH, Local School District Refunding, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/18	250,346
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins.), 5.500%, 12/1/17	680,709
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	539,415
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	545,500
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/19	326,031
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	321,219
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	542,720

Principal Amount or Shares		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	$541,160
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	430,100
100,000	Van Buren, OH, Local School District, Capital Appreciation Advance Refunding, G.O., (AGM Ins.), 3.275%, 12/1/16 (a)	82,122
50,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/15	53,782
150,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/18	158,801
100,000	Washington County, OH, Juvenile Detention Home, G.O., (AGM Ins.), 5.000%, 12/1/18	100,262
650,000	Washington Court House, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	684,508
65,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., Student Credit Program, 3.900%, 1/15/18 (a)	49,183
325,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., Student Credit Program, 4.099%, 1/15/19 (a)	233,821
120,000	Westerville, OH, G.O., (Various Purposes), 2.750%, 12/1/17	121,933
200,000	Westerville, OH, City School District, G.O., (National Reinsurance), 5.000%, 12/1/17	217,496
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	137,730
300,000	Wyoming, OH, City School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	325,812
Total Municipal Bonds (Cost $48,449,372)		49,676,870
Cash Equivalents — 1.9%
985,862	Fidelity Institutional Tax-Exempt Portfolio, 0.110% (b)	985,862
Total Cash Equivalents (Cost $985,862)		985,862
Total Investments (Cost $49,435,234) — 100.3%		50,662,732
Liabilities in Excess of Other Assets — (0.3)%		(173,291)
Net Assets — 100.0%		$50,489,441

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

(a)	Rate represents the effective yield at purchase.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

G.O. — General Obligation

Ins. — Insured

MBIA — Municipal Bond Insurance Association

MBIA-RE — Municipal Bond Insurance Association - Reinsurance

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Corporate Bonds	64.9%
U.S. Government Agencies	30.3%
U.S. Treasury Obligations	3.0%
Cash[1]	1.8%
Total	100.0%
1	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Principal Amount		Value

Corporate Bonds — 64.6%
Consumer Discretionary — 4.1%
$1,585,000	General Mills, Inc., 5.250%, 8/15/13	$1,748,245
1,000,000	Johnson Controls, Inc., 4.875%, 9/15/13	1,077,173
1,000,000	McDonald’s Corp., 4.300%, 3/1/13	1,074,300
2,000,000	Sherwin-Williams Co., 3.125%, 12/15/14	2,069,804
1,000,000	The Walt Disney Co., Series D, 4.500%, 12/15/13	1,101,362
		7,070,884
Consumer Staples — 5.7%
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 3/26/13	2,023,710
1,000,000	ConAgra Foods, Inc., 5.875%, 4/15/14	1,130,665
1,000,000	H.J. Heinz Co., 5.350%, 7/15/13	1,099,037
2,000,000	Kellogg Co., 5.125%, 12/3/12	2,172,462
2,000,000	Safeway, Inc., 5.800%, 8/15/12	2,172,728
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,071,993
		9,670,595
Energy — 7.6%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,120,410
2,000,000	BJ Services Co., 5.750%, 6/1/11	2,082,684
1,000,000	Chevron Corp., 3.450%, 3/3/12	1,042,224
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,099,761
1,000,000	Kinder Morgan Energy Partners, LP, 5.000%, 12/15/13	1,064,260
1,000,000	Marathon Oil Corp., 6.500%, 2/15/14	1,125,968
1,000,000	Nabors Industries Ltd., 5.375%, 8/15/12	1,062,631

Principal Amount		Value

Corporate Bonds — (Continued)
Energy — (Continued)
$1,000,000	Noble Corp., 5.875%, 6/1/13	$1,085,476
1,000,000	Premcor Refining Group, 6.125%, 5/1/11	1,027,108
1,000,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	1,088,838
1,000,000	XTO Energy, Inc., 5.750%, 12/15/13	1,135,915
		12,935,275
Financials — 18.2%
2,000,000	American Express Co., 5.250%, 11/21/11 (a)	2,078,048
1,000,000	BB&T Corp., 3.100%, 7/28/11	1,016,806
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,041,540
2,000,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	2,099,654
1,000,000	Charles Schwab Corp., 4.950%, 6/1/14	1,084,231
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,573,324
1,000,000	General Electric Capital Corp., 3.500%, 8/13/12	1,032,192
1,500,000	General Electric Capital Corp., 5.250%, 10/19/12	1,603,336
1,500,000	Goldman Sachs Group, Inc., 5.500%, 11/15/14	1,588,083
1,000,000	Key Bank N.A., 5.500%, 9/17/12	1,064,914
433,000	Marshall & Ilsley Corp., 5.300%, 9/8/11	434,699
2,000,000	MetLife Global Funding I, 5.125%, 11/9/11 (a)	2,079,080

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	(Continued)

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$2,000,000	Morgan Stanley, Series G, MTN, 2.930%, 5/14/13 (b)	$2,007,154
1,500,000	PNC Funding Corp., 3.625%, 2/8/15	1,544,033
1,500,000	Principal Life, Inc., 5.150%, 9/30/11	1,546,089
2,000,000	Prudential Financial, Inc., Series D, MTN, 3.875%, 1/14/15	2,014,228
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,057,694
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,116,850
2,000,000	The Bank of New York Mellon Corp., MTN, 2.950%, 6/18/15	2,023,222
2,000,000	The Bank of Nova Scotia, 2.375%, 12/17/13	2,037,050
		31,042,227
Health Care — 5.5%
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,086,029
1,500,000	McKesson HBOC, Inc., 5.250%, 3/1/13	1,618,915
1,000,000	Medco Health Solutions, Inc., 6.125%, 3/15/13	1,106,827
2,000,000	Medtronic, Inc., 3.000%, 3/15/15	2,071,820
1,000,000	Pfizer, Inc., 4.450%, 3/15/12	1,054,969
1,200,000	St. Jude Medical, Inc., 3.750%, 7/15/14	1,266,994
1,000,000	Wyeth, 5.500%, 3/15/13	1,106,075
		9,311,629
Industrials — 8.7%
1,000,000	3M Co., Series E, 4.375%, 8/15/13	1,091,259
2,000,000	Air Products & Chemicals, Inc., 4.150%, 2/1/13	2,101,872
1,500,000	CSX Corp., 6.750%, 3/15/11	1,553,799
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,178,228
1,000,000	General Dynamics Corp., 4.500%, 8/15/10	1,004,150
2,000,000	Harsco Corp., 5.125%, 9/15/13	2,182,526
1,000,000	ITT Corp., 4.900%, 5/1/14	1,089,689
1,500,000	Northrop Grumman Corp., 3.700%, 8/1/14	1,573,244
1,000,000	Raytheon Co., 5.500%, 11/15/12	1,097,752
1,000,000	Thermo Fisher Scientific, Inc., 3.200%, 5/1/15	1,031,804
		14,904,323

Principal Amount		Value

Corporate Bonds — (Continued)
Materials — 4.5%
$1,000,000	Home Depot, Inc., 5.250%, 12/16/13	$1,099,547
1,000,000	Nucor Corp., 4.875%, 10/1/12	1,078,379
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,086,836
2,000,000	Potash Corp. of Saskatchewan, Inc., 4.875%, 3/1/13	2,151,124
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,188,044
		7,603,930
Technology — 3.4%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,027,191
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,082,810
1,500,000	Hewlett-Packard Co., 4.250%, 2/24/12	1,580,700
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,187,694
		5,878,395
Telecommunications — 2.6%
2,000,000	AT&T, Inc., 4.950%, 1/15/13	2,170,956
1,000,000	Comcast Corp., 5.500%, 3/15/11	1,029,998
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,172,353
		4,373,307
Utilities — 4.3%
1,500,000	Dominion Resources, Inc., 4.750%, 12/15/10	1,525,968
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,075,614
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,629,924
1,000,000	Georgia Power Co., 4.000%, 1/15/11	1,017,017
1,000,000	Indiana Michigan Power Co., Series E, 6.375%, 11/1/12	1,094,556
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,073,911
		7,416,990
Total Corporate Bonds (Cost $105,595,310)		110,207,555
U.S. Government Agencies — 30.1%
Federal Farm Credit Bank — 6.0%
3,000,000	2.125%, 6/18/12	3,080,862
2,000,000	1.000%, 6/22/12	2,004,546
3,000,000	1.875%, 12/7/12	3,064,509
2,000,000	3.400%, 2/7/13	2,119,332
		10,269,249

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	(Continued)

Principal Amount		Value

U.S. Government Agencies — (Continued)
Federal Home Loan Bank — 13.8%
$2,000,000	1.375%, 8/27/10	$2,003,588
2,000,000	3.125%, 6/10/11	2,045,118
2,000,000	1.625%, 7/27/11	2,024,018
2,000,000	1.000%, 12/28/11	2,011,904
2,000,000	1.125%, 5/18/12	2,014,708
2,000,000	1.875%, 6/20/12	2,043,462
3,000,000	1.750%, 8/22/12	3,058,548
1,000,000	1.625%, 9/26/12	1,016,748
1,000,000	1.750%, 12/14/12	1,019,264
3,000,000	1.625%, 6/14/13	3,036,984
1,000,000	4.375%, 9/13/13	1,095,571
2,000,000	3.250%, 9/12/14	2,110,446
		23,480,359
Federal Home Loan Mortgage Corporation — 5.3%
3,000,000	3.125%, 10/25/10	3,027,663
2,000,000	4.750%, 1/18/11	2,048,134
2,000,000	1.300%, 5/10/12	2,001,920
2,000,000	3.000%, 11/5/14	2,018,478
		9,096,195
Federal National Mortgage Association — 5.0%
1,435,000	2.000%, 1/30/12	1,463,607
2,000,000	1.250%, 6/22/12	2,019,054
2,000,000	1.125%, 7/30/12	2,013,246
1,000,000	1.750%, 8/10/12	1,019,493
2,000,000	1.750%, 12/28/12	2,016,644
		8,532,044
Total U.S. Government Agencies (Cost $50,594,938)		51,377,847
U.S. Treasury Obligations — 3.0%
U.S. Treasury Note — 3.0%
5,000,000	0.875%, 2/29/12	5,026,750
Total U.S. Treasury Obligations (Cost $5,004,241)		5,026,750

Shares		Value

Cash Equivalents — 1.8%
3,089,077	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	$3,089,077
Total Cash Equivalents (Cost $3,089,077)		3,089,077
Total Investments (Cost $164,283,566) — 99.5%		169,701,229
Other Assets in Excess of Liabilities — 0.5%		862,700
Net Assets — 100.0%		$170,563,929
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2010.

(c)	Rate disclosed is the seven day yield as of June 30, 2010.

(d)	Investment in affiliate.

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Balanced Allocation Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	63.8%
Fixed Income Mutual Funds[1]	34.8%
Cash[1]	1.4%
Total	100.0%
1	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Mutual Funds — 98.9% (a)
123,825	Huntington Dividend Capture Fund, Trust Shares	$938,590
142,113	Huntington Fixed Income Securities Fund, Trust Shares	3,183,327
77,835	Huntington Growth Fund, Trust Shares	1,628,313
100,032	Huntington Income Equity Fund, Trust Shares	1,716,548
134,560	Huntington Intermediate Government Income Fund, Trust Shares	1,481,502
260,809	Huntington International Equity Fund, Trust Shares	2,467,255
217,009	Huntington Macro 100 Fund, Trust Shares	1,744,749
69,719	Huntington Mid Corp America Fund, Trust Shares	895,886
92,557	Huntington Mortgage Securities Fund, Trust Shares	844,116
75,566	Huntington New Economy Fund, Trust Shares *	670,268
42,231	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	846,318
102,364	Huntington Situs Fund, Trust Shares	1,587,662
Total Mutual Funds (Cost $18,183,617)		18,004,534

Shares		Value

Cash Equivalents — 1.4%
258,794	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$258,794
Total Cash Equivalents (Cost $258,794)		258,794
Total Investments (Cost $18,442,411) — 100.3%		18,263,328
Liabilities in Excess of Other Assets — (0.3)%		(53,654)
Net Assets — 100.0%		$18,209,674
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Conservative Allocation Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Fixed Income Mutual Funds[1]	75.5%
Equity Mutual Funds[1]	24.5%
Total	100.0%
1	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Mutual Funds — 100.3% (a)
32,882	Huntington Dividend Capture Fund, Trust Shares	$249,245
213,941	Huntington Fixed Income Securities Fund, Trust Shares	4,792,270
20,747	Huntington Growth Fund, Trust Shares	434,037
26,637	Huntington Income Equity Fund, Trust Shares	457,087
202,703	Huntington Intermediate Government Income Fund, Trust Shares	2,231,757
69,437	Huntington International Equity Fund, Trust Shares	656,873
57,727	Huntington Macro 100 Fund, Trust Shares	464,124
18,535	Huntington Mid Corp America Fund, Trust Shares	238,171
139,198	Huntington Mortgage Securities Fund, Trust Shares	1,269,483
20,144	Huntington New Economy Fund, Trust Shares *	178,681
63,582	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	1,274,186
27,277	Huntington Situs Fund, Trust Shares	423,070
Total Investments (Cost $12,410,241) — 100.3%		12,668,984
Liabilities in Excess of Other Assets — (0.3)%		(32,821)
Net Assets — 100.0%		$12,636,163
(a)	Investment in affiliate.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Allocation Fund	June 30, 2010

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	84.2%
Fixed Income Mutual Funds[1]	14.5%
Cash[1]	1.3%
Total	100.0%
1	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2010, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

Shares		Value

Mutual Funds — 98.6% (a)
133,242	Huntington Dividend Capture Fund, Trust Shares	$1,009,976
48,216	Huntington Fixed Income Securities Fund, Trust Shares	1,080,036
83,783	Huntington Growth Fund, Trust Shares	1,752,750
107,796	Huntington Income Equity Fund, Trust Shares	1,849,780
45,718	Huntington Intermediate Government Income Fund, Trust Shares	503,356
280,944	Huntington International Equity Fund, Trust Shares	2,657,730
233,793	Huntington Macro 100 Fund, Trust Shares	1,879,697
75,118	Huntington Mid Corp America Fund, Trust Shares	965,268
31,410	Huntington Mortgage Securities Fund, Trust Shares	286,463
81,385	Huntington New Economy Fund, Trust Shares *	721,886
14,287	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	286,319
110,208	Huntington Situs Fund, Trust Shares	1,709,321
Total Mutual Funds (Cost $14,955,292)		14,702,582

Shares		Value

Cash Equivalents — 1.3%
194,661	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$194,661
Total Cash Equivalents (Cost $194,661)		194,661
Total Investments (Cost $15,149,953) — 99.9%		14,897,243
Other Assets in Excess of Liabilities — 0.1%		16,814
Net Assets — 100.0%		$14,914,057
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities

June 30, 2010 (Unaudited)

	Huntington Tax-Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington U.S. Treasury Money Market Fund
Assets:
Investments, at cost	$109,702,737	$444,143,767	$216,841,453	$370,070,086
Investments, at value	$109,702,737	$414,903,167	$216,841,453	$249,753,886
Investments in repurchase agreements, at cost	—	29,240,600	—	120,316,200
Total investments	109,702,737	444,143,767	216,841,453	370,070,086
Cash	—	27,092	—	26
Income receivable	196,586	250,253	492,786	258,529
Receivable for investments sold	—	14,984,688	—	—
Receivable for shares sold	—	227,954	—	—
Receivable from Advisor	—	33,311	—	44,910
Receivable from Distributor	905	—	264	10,090
Prepaid expenses and other assets	1,668	4,956	2,947	4,300
Total assets	109,901,896	459,672,021	217,337,450	370,387,941
Liabilities:
Income distribution payable	666	3,234	1,576	3,012
Payable for investments purchased	1,005,810	4,994,565	—	14,990,521
Accrued expenses and other payables
Investment advisor fees	7,557	—	19,290	—
Administration fees	13,727	72,072	36,085	52,304
Custodian fees	4,322	23,184	13,786	16,230
Financial administration fees	724	645	909	533
Distribution services fee	—	1,261	—	—
Shareholder services fee	4,623	34,251	—	8,788
Transfer agent fees	6,158	21,750	11,631	11,941
Trustees’ fees	1,288	6,610	4,123	4,878
Compliance service fees	957	4,910	3,063	3,626
Other	11,459	64,920	38,644	48,638
Total liabilities	1,057,291	5,227,402	129,107	15,140,471
Net Assets	$108,844,605	$454,444,619	$217,208,343	$355,247,470

Net Assets Consist of:
Paid in capital	$108,974,274	$454,906,430	$217,468,705	$355,247,469
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(129,669)	(461,811)	(260,362)	—
Accumulated net investment income	—	—	—	1
Total Net Assets	$108,844,605	$454,444,619	$217,208,343	$355,247,470

Net Assets:
Trust Shares	$87,000,049	$246,470,858	$101,863,342	$296,342,126
Class A Shares	$21,844,556	$128,801,904	$115,345,001	$58,905,344
Interfund Shares	—	$79,171,857	—	—
Shares Outstanding: (unlimited number of shares authorized, no par value)
Trust Shares	87,096,887	246,947,031	102,017,497	296,316,631
Class A Shares	21,876,429	128,775,334	115,443,723	58,933,271
Interfund Shares	—	79,189,536	—	—
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$1.00	$1.00	$1.00	$1.00
Class A Shares	$1.00	$1.00	$1.00	$1.00
Interfund Shares	—	$1.00	—	—

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2010 (Unaudited)

	Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington Growth Fund
Assets:
Investments, at cost	$85,861,765	$25,116,100	$114,907,489
Investments, at value	$83,749,894	$21,208,783	$117,940,693
Investments in affiliated securities, at value	2,893,485	2,823,494	237,622
Total investments	86,643,379	24,032,277	118,178,315
Foreign currencies, at value (Cost $0, $4,398 and $0)	—	4,359	—
Income receivable	180,376	92,072	86,454
Receivable for investments sold	557,958	—	—
Receivable for shares sold	132,949	—	82,480
Tax reclaims receivable	—	234	—
Prepaid expenses and other assets	1,376	27,775	1,930
Total assets	87,516,038	24,156,717	118,349,179
Liabilities:
Options written, at value (premium received $0, $26,243 and $0)	—	36,075	—
Cash overdraft	1,372	—	34,634
Payable for investments purchased	704,439	1,691,405	—
Payable for shares redeemed	31,815	1,530	103,040
Accrued expenses and other payables
Investment advisor fees	54,316	5,883	61,854
Administration fees	13,057	3,057	18,510
Custodian fees	3,103	1,762	6,558
Financial administration fees	586	2,031	807
Distribution services fee	5,282	105	2,650
Shareholder services fee	18,116	4,186	25,783
Transfer agent fees	13,028	1,413	17,514
Trustees’ fees	938	60	1,951
Compliance service fees	697	44	1,449
Other	7,924	—	16,356
Total liabilities	854,673	1,747,551	291,106
Net Assets	$86,661,365	$22,409,166	$118,058,073

Net Assets Consist of:
Paid in capital	$122,799,914	$23,441,198	$125,845,752
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	781,614	(1,094,249)	3,270,826
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(36,917,121)	44,589	(10,744,627)
Accumulated net investment income (loss)	(3,042)	17,628	(313,878)
Total Net Assets	$86,661,365	$22,409,166	$118,058,073

Net Assets:
Trust Shares	$74,495,578	$21,899,846	$110,677,546
Class A Shares	$12,165,787	$509,320	$7,380,527
Shares Outstanding: (unlimited number of shares authorized, no par value)
Trust Shares	9,823,095	2,322,604	5,291,716
Class A Shares	1,604,766	54,090	362,441
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$7.58	$9.43	$20.92
Class A Shares	$7.58	$9.42	$20.36
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$7.96	$9.89	$21.38
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2010 (Unaudited)

	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund
Assets:
Investments, at cost	$95,701,555	$260,059,082	$36,546,084
Investments, at value	$94,375,137	$248,571,157	$32,851,556
Investments in affiliated securities, at value	2,002,587	15,464,486	4,072,653
Total investments	96,377,724	264,035,643	36,924,209
Foreign currencies, at value (Cost $0, $121,437 and $0)	—	121,639	—
Income receivable	283,506	892,142	37,444
Receivable for shares sold	73,600	80,713	52,560
Tax reclaims receivable	—	359,125	—
Prepaid expenses and other assets	1,531	3,013	7,296
Total assets	96,736,361	265,492,275	37,021,509
Liabilities:
Options written, at value (premium received $144,047, $0 and $0)	29,275	—	—
Cash overdraft	790	—	—
Payable for investments purchased	—	93,941	71,360
Payable for shares redeemed	29,165	1,232,938	4,614
Accrued expenses and other payables
Investment advisor fees	49,593	227,401	23,760
Administration fees	14,880	36,101	5,727
Custodian fees	4,261	21,707	309
Financial administration fees	554	6,033	160
Distribution services fee	2,321	2,541	753
Shareholder services fee	20,725	56,593	7,947
Transfer agent fees	11,920	18,096	2,073
Trustees’ fees	1,281	4,630	94
Compliance service fees	952	3,441	70
Other	8,563	37,310	—
Total liabilities	174,280	1,740,732	116,867
Net Assets	$96,562,081	$263,751,543	$36,904,642

Net Assets Consist of:
Paid in capital	$123,925,828	$282,442,398	$44,931,755
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	790,941	3,970,605	378,125
Accumulated net realized loss on investments, options and foreign currency transactions	(28,172,587)	(24,426,547)	(8,401,121)
Accumulated net investment income (loss)	17,899	1,765,087	(4,117)
Total Net Assets	$96,562,081	$263,751,543	$36,904,642

Net Assets:
Trust Shares	$91,040,211	$255,767,029	$35,308,770
Class A Shares	$5,521,870	$7,984,514	$1,595,872
Shares Outstanding: (unlimited number of shares authorized, no par value)
Trust Shares	5,305,256	27,041,186	4,390,649
Class A Shares	321,683	850,569	200,783
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$17.16	$9.46	$8.04
Class A Shares	$17.17	$9.39	$7.95
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$18.03	$9.86	$8.35
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2010 (Unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Real Strategies Fund
Assets:
Investments, at cost	$97,658,558	$52,464,608	$93,620,515
Investments, at value	$125,536,337	$47,408,180	$69,046,517
Investments in affiliated securities, at value	6,360,313	3,179,379	6,549,842
Total investments	131,896,650	50,587,559	75,596,359
Cash	—	133	3,500
Income receivable	124,198	15,109	67,980
Receivable for shares sold	395,850	95,102	232,635
Tax reclaims receivable	—	—	175
Prepaid expenses and other assets	1,707	1,108	1,537
Total assets	132,418,405	50,699,011	75,902,186
Liabilities:
Options written, at value (premium received $-, $1,340,252 and $1,267,701)	—	970,830	2,020,775
Cash overdraft	378	—	—
Payable for shares redeemed	729,544	48,449	61,797
Accrued expenses and other payables
Investment advisor fees	86,772	37,094	47,272
Administration fees	20,848	7,862	11,364
Custodian fees	5,928	1,409	1,068
Financial administration fees	837	428	219
Distribution services fee	2,794	1,642	420
Shareholder services fee	28,952	10,917	15,756
Transfer agent fees	14,175	7,051	2,479
Trustees’ fees	1,814	434	324
Compliance service fees	1,348	323	241
Other	15,347	2,969	—
Total liabilities	908,737	1,089,408	2,161,715
Net Assets	$131,509,668	$49,609,603	$73,740,471

Net Assets Consist of:
Paid in capital	$92,423,584	$77,472,713	$110,448,673
Net unrealized appreciation (depreciation) of investments and options	34,238,092	(1,507,627)	(18,777,230)
Accumulated net realized gain (loss) on investments and options	4,866,695	(26,119,613)	(17,921,326)
Accumulated net investment loss	(18,703)	(235,870)	(9,646)
Total Net Assets	$131,509,668	$49,609,603	$73,740,471

Net Assets:
Trust Shares	$125,036,796	$44,915,447	$72,248,131
Class A Shares	$6,472,872	$4,694,156	$1,492,340
Shares Outstanding: (unlimited number of shares authorized, no par value)
Trust Shares	9,728,452	5,063,729	12,383,244
Class A Shares	515,218	543,242	255,681
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$12.85	$8.87	$5.83
Class A Shares	$12.56	$8.64	$5.84
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$13.19	$9.07	$6.13
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2010 (Unaudited)

	Huntington Rotating Markets Fund	Huntington Situs Fund	Huntington Technical Opportunities Fund
Assets:
Investments, at cost	$37,391,152	$150,459,369	$9,736,143
Investments, at value	$32,287,869	$154,267,393	$9,004,223
Investments in affiliated securities, at value	2,685,611	10,265,167	248,999
Total investments	34,973,480	164,532,560	9,253,222
Foreign currencies, at value (Cost $-, $3,135 and $-)	—	3,169	—
Income receivable	82,484	108,432	6,478
Receivable for shares sold	26,576	190,949	—
Tax reclaims receivable	—	5,937	—
Prepaid expenses and other assets	2,007	1,788	14,890
Total assets	35,084,547	164,842,835	9,274,590
Liabilities:
Options written, at value (premium received $-, $257,193 and $-)	—	64,950	—
Cash overdraft	—	8,466	—
Payable for shares redeemed	29,461	73,408	—
Accrued expenses and other payables
Investment advisor fees	15,623	104,574	6,022
Administration fees	5,616	25,138	1,446
Custodian fees	594	7,444	162
Financial administration fees	154	5,386	204
Distribution services fee	681	7,327	22
Shareholder services fee	7,808	34,857	2,007
Transfer agent fees	2,370	16,843	2,301
Trustees’ fees	179	2,157	51
Compliance service fees	133	1,603	38
Other	—	19,185	—
Total liabilities	62,619	371,338	12,253
Net Assets	$35,021,928	$164,471,497	$9,262,337

Net Assets Consist of:
Paid in capital	$40,396,625	$160,291,372	$11,925,726
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	(2,417,672)	14,264,876	(482,921)
Accumulated net realized loss on investments, options and foreign currency transactions	(2,971,687)	(9,606,783)	(2,157,971)
Accumulated net investment income (loss)	14,662	(477,968)	(22,497)
Total Net Assets	$35,021,928	$164,471,497	$9,262,337

Net Assets:
Trust Shares	$32,772,620	$145,532,784	$9,172,573
Class A Shares	$2,249,308	$18,938,713	$89,764
Shares Outstanding: (unlimited number of shares authorized, no par value)
Trust Shares	3,579,324	9,385,240	1,332,395
Class A Shares	247,052	1,246,670	13,095
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$9.16	$15.51	$6.88
Class A Shares	$9.10	$15.19	$6.86
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$9.55	$15.95	$7.20
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2010 (Unaudited)

	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Mortgage Securities Fund
Assets:
Investments, at cost	$250,693,570	$108,789,069	$103,655,157
Investments, at value	$260,935,234	$112,243,329	$105,470,754
Investments in affiliated securities, at value	7,536,989	3,129,339	3,080,282
Total investments	268,472,223	115,372,668	108,551,036
Cash	16,376	1,535	—
Income receivable	2,941,086	654,173	415,091
Receivable for investments sold	2,104,000	—	—
Receivable for shares sold	810,049	326,741	117,492
Prepaid expenses and other assets	2,488	1,675	1,567
Total assets	274,346,222	116,356,792	109,085,186
Liabilities:
Income distribution payable	380,920	127,333	—
Payable for investments purchased	5,040,510	—	43,030
Payable for shares redeemed	741,175	227,826	298,360
Accrued expenses and other payables
Investment advisor fees	108,326	47,321	45,135
Administration fees	39,040	17,025	16,250
Custodian fees	11,608	4,282	3,421
Financial administration fees	2,552	1,856	1,892
Distribution services fee	2,018	1,071	827
Shareholder services fee	54,157	23,648	22,595
Transfer agent fees	13,877	7,786	6,594
Trustees’ fees	3,493	1,277	1,028
Compliance service fees	2,595	948	764
Other	26,919	9,455	6,278
Total liabilities	6,427,190	469,828	446,174
Net Assets	$267,919,032	$115,886,964	$108,639,012

Net Assets Consist of:
Paid in capital	$250,323,813	$108,982,569	$103,968,259
Net unrealized appreciation of investments	17,778,653	6,583,599	4,895,879
Accumulated net realized gain (loss) on investments	(169,610)	352,370	(775,854)
Accumulated net investment income (loss)	(13,824)	(31,574)	550,728
Total Net Assets	$267,919,032	$115,886,964	$108,639,012

Net Assets:
Trust Shares	$261,334,564	$112,193,183	$105,579,728
Class A Shares	$6,584,468	$3,693,781	$3,059,284
Shares Outstanding: (unlimited number of shares authorized, no par value)
Trust Shares	11,667,805	10,192,250	11,577,399
Class A Shares	293,985	335,595	333,486
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$22.40	$11.01	$9.12
Class A Shares	$22.40	$11.01	$9.17
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$23.27	$11.44	$9.53
Maximum Sales Charge:
Class A Shares	3.75%	3.75%	3.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2010 (Unaudited)

	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Fund
Assets:
Investments, at cost	$49,435,234	$164,283,566
Investments, at value	$50,662,732	$166,612,152
Investments in affiliated securities, at value	—	3,089,077
Total investments	50,662,732	169,701,229
Cash	1,059	—
Income receivable	371,735	1,420,827
Receivable for shares sold	9,862	250,525
Prepaid expenses and other assets	2,126	1,672
Total assets	51,047,514	171,374,253
Liabilities:
Income distribution payable	82,448	195,553
Payable for investments purchased	431,699	—
Payable for shares redeemed	34	452,379
Accrued expenses and other payables
Investment advisor fees	20,475	68,948
Administration fees	7,378	24,869
Custodian fees	702	6,410
Financial administration fees	1,323	2,107
Distribution services fee	954	845
Shareholder services fee	10,221	34,474
Transfer agent fees	2,464	7,024
Trustees’ fees	215	1,925
Compliance service fees	160	1,430
Other	—	14,360
Total liabilities	558,073	810,324
Net Assets	$50,489,441	$170,563,929

Net Assets Consist of:
Paid in capital	$49,281,944	$168,002,958
Net unrealized appreciation of investments	1,227,498	5,417,663
Accumulated net realized loss on investments	(20,002)	(2,856,692)
Accumulated net investment income	1	—
Total Net Assets	$50,489,441	$170,563,929

Net Assets:
Trust Shares	$47,447,619	$164,295,190
Class A Shares	$3,041,822	$6,268,739
Shares Outstanding: (unlimited number of shares authorized, no par value)
Trust Shares	2,221,489	8,197,168
Class A Shares	142,503	312,724
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$21.36	$20.04
Class A Shares	$21.35	$20.05
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$22.18	$20.36
Maximum Sales Charge:
Class A Shares	3.75%	1.50%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2010 (Unaudited)

	Huntington Balanced Allocation Fund	Huntington Conservative Allocation Fund	Huntington Growth Allocation Fund
Assets:
Investments, at cost	$18,442,411	$12,410,241	$15,149,953
Investments in affiliated securities, at value	$18,263,328	$12,668,984	$14,897,243
Cash	3,532	—	1,443
Income receivable	12,875	19,241	4,508
Receivable for shares sold	21,161	617	23,807
Receivable from Advisor	—	—	1,825
Prepaid expenses and other assets	5,646	4,459	4,701
Total assets	18,306,542	12,693,301	14,933,527
Liabilities:
Cash overdraft	—	46,914	—
Income distribution payable	915	68	—
Payable for shares redeemed	81,332	665	9,623
Accrued expenses and other payables
Investment adviser fees	1,512	1,336	—
Administration fees	5,312	1,065	2,750
Custodian fees	164	169	147
Financial administration fees	306	396	299
Distribution services fee	5,755	4,531	5,121
Transfer agent fees	1,340	1,764	1,323
Trustees’ fees	133	132	119
Compliance service fees	99	98	88
Total liabilities	96,868	57,138	19,470
Net Assets	$18,209,674	$12,636,163	$14,914,057

Net Assets Consist of:
Paid in capital	$18,352,141	$12,331,463	$15,071,029
Net unrealized appreciation (depreciation) of investments	(179,083)	258,743	(252,710)
Accumulated net realized gain on investment transactions	36,496	45,622	64,185
Accumulated net investment income	120	335	31,553
Total Net Assets	$18,209,674	$12,636,163	$14,914,057

Class A Shares	1,769,236	1,222,815	1,462,823
Net Asset Value, Redemption Price and Offering Price Per Share:
Class A Shares	$10.29	$10.33	$10.20
Offering Price per Share (100%/(100%-maximum sales charge of net asset value adjusted to the nearest cent) per share:	$10.80	$10.85	$10.71
Maximum Sales Charge
Class A Shares	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations

Six Months Ended June 30, 2010 (Unaudited)

	Huntington Tax-Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington U.S. Treasury Money Market Fund
Investment Income:
Dividend income	$3,628	$88,232	$5,688	$45
Interest income	229,003	603,935	566,108	268,109
Total investment income	232,631	692,167	571,796	268,154
Expenses:
Investment advisor fees	131,934	713,122	372,554	357,081
Administration fees	80,128	433,415	226,265	325,299
Custodian fees	12,504	65,318	33,618	47,611
Transfer and dividend disbursing agent fees and expenses	21,398	76,267	35,995	44,487
Trustees’ fees	4,776	23,233	12,724	17,196
Auditing fees	10,799	53,817	28,817	40,550
Legal fees	4,702	25,302	11,031	20,260
Financial administration fees	2,482	2,059	2,616	1,747
Distribution services fee—Class A Shares	24,241	162,717	142,507	68,786
Distribution services fee—Class B Shares(a)	—	782	—	—
Shareholder services fee—Trust Shares	85,703	320,943	167,954	377,561
Shareholder services fee—Class A Shares	24,241	162,717	142,507	68,786
Shareholder services fee—Class B Shares(a)	—	260	—	—
Share registration costs	10,870	16,028	10,562	13,020
Printing and postage	3,885	19,360	10,367	14,588
Insurance premiums	3,251	9,661	5,744	8,382
Compliance service fees	1,864	9,291	4,975	7,000
Other	7,078	33,222	17,867	24,828
Total expenses	429,856	2,127,514	1,226,103	1,437,182
Investment advisory fees waived	(67,343)	(713,122)	(213,593)	(357,081)
Shareholder servicing fees waived	(109,961)	(320,937)	(310,454)	(446,339)
Distribution fees waived	(24,241)	(1,042)	(142,507)	(68,786)
Reimbursements from Advisor	—	(424,321)	—	(315,332)
Net expenses	228,311	668,092	559,549	249,644
Net investment income	4,320	24,075	12,247	18,510
Net Realized/Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investment transactions	—	(9,773)	(20,757)	—
Net realized gain (loss) on investments	—	(9,773)	(20,757)	—
Net realized and unrealized gain (loss) on investments	—	(9,773)	(20,757)	—
Change in net assets resulting from operations	$4,320	$14,302	$(8,510)	$18,510

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2010 (Unaudited)

	Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington Growth Fund
Investment Income:
Dividend income	$2,099,196	$135,895	$541,027
Dividend income from affiliated securities	60	115	297
Interest income	—	29,195	97
Foreign dividend taxes withheld	—	(7,462)	—
Total investment income	2,099,256	157,743	541,421
Expenses:
Investment advisor fees	331,037	73,605	408,010
Administration fees	80,420	13,411	123,899
Custodian fees	11,503	12,581	18,719
Transfer and dividend disbursing agent fees and expenses	49,900	11,160	54,326
Trustees’ fees	4,286	437	7,074
Auditing fees	9,929	1,272	16,062
Legal fees	3,054	4,318	5,727
Financial administration fees	2,485	15,001	2,611
Distribution services fee—Class A Shares	7,100	472	7,296
Distribution services fee—Class B Shares(a)	26,936	—	9,417
Shareholder services fee—Trust Shares	94,267	17,929	159,568
Shareholder services fee—Class A Shares	7,100	472	7,296
Shareholder services fee—Class B Shares(a)	8,979	—	3,139
Share registration costs	16,321	15,225	14,585
Printing and postage	3,572	457	5,778
Insurance premiums	2,682	—	3,762
Compliance service fees	1,714	220	2,773
Other	3,780	567	5,661
Total expenses	665,065	167,127	855,703
Reimbursements from Advisor	—	(27,012)	—
Net expenses	665,065	140,115	855,703
Net investment income (loss)	1,434,191	17,628	(314,282)
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(353,745)	26,313	15,422,715
Net realized gain on option transactions	45,345	51,649	111,105
Net realized gain (loss) on foreign currency transactions	—	(33,373)	—
Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	(308,400)	44,589	15,533,820
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(2,693,424)	(1,094,249)	(28,024,857)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(3,001,824)	(1,049,660)	(12,491,037)
Change in net assets resulting from operations	$(1,567,633)	$(1,032,032)	$(12,805,319)

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2010 (Unaudited)

	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund
Investment Income:
Dividend income	$2,173,547	$5,033,943	$251,581
Dividend income from affiliated securities	111	876	154
Interest income	—	—	38
Foreign dividend taxes withheld	—	(352,867)	—
Total investment income	2,173,658	4,681,952	251,773
Expenses:
Investment advisor fees	319,601	1,577,554	126,054
Administration fees	97,052	287,431	30,623
Custodian fees	13,986	60,667	3,674
Transfer and dividend disbursing agent fees and expenses	41,829	59,613	25,799
Trustees’ fees	5,238	15,881	1,359
Auditing fees	12,044	36,710	3,182
Legal fees	3,801	10,911	908
Financial administration fees	2,074	16,565	2,177
Distribution services fee—Class A Shares	4,338	8,588	1,040
Distribution services fee—Class B Shares(a)	9,916	8,144	3,412
Shareholder services fee—Trust Shares	125,523	383,084	39,841
Shareholder services fee—Class A Shares	4,338	8,588	1,040
Shareholder services fee—Class B Shares(a)	3,305	2,715	1,137
Share registration costs	11,629	16,835	12,794
Printing and postage	4,333	13,206	1,145
Insurance premiums	2,985	5,876	1,808
Compliance service fees	2,079	6,338	549
Other	4,413	11,868	1,659
Total expenses	668,484	2,530,574	258,201
Net investment income (loss)	1,505,174	2,151,378	(6,428)
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	1,063,944	(3,263,535)	59,055
Net realized gain (loss) on option transactions	(61,632)	—	8,174
Net realized gain (loss) on foreign currency transactions	—	(186,942)	—
Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	1,002,312	(3,450,477)	67,229
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(9,079,339)	(39,558,232)	(2,069,256)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(8,077,027)	(43,008,709)	(2,002,027)
Change in net assets resulting from operations	$(6,571,853)	$(40,857,331)	$(2,008,455)

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2010 (Unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Real Strategies Fund
Investment Income:
Dividend income	$971,596	$186,972	$707,878
Dividend income from affiliated securities	319	221	376
Total investment income	971,915	187,193	708,254
Expenses:
Investment advisor fees	533,855	223,373	288,463
Administration fees	129,692	47,881	70,078
Custodian fees	18,571	6,804	9,435
Transfer and dividend disbursing agent fees and expenses	47,521	34,978	24,241
Trustees’ fees	6,942	2,563	3,466
Auditing fees	16,162	5,962	8,113
Legal fees	4,846	1,868	2,242
Financial administration fees	3,013	2,350	2,171
Distribution services fee—Class A Shares	4,599	4,614	1,601
Distribution services fee—Class B Shares(a)	13,448	6,261	1,112
Shareholder services fee—Trust Shares	168,870	58,996	94,182
Shareholder services fee—Class A Shares	4,599	4,614	1,601
Shareholder services fee—Class B Shares(a)	4,483	2,087	371
Share registration costs	16,420	14,963	14,411
Printing and postage	5,814	2,145	2,919
Insurance premiums	3,328	2,159	2,380
Compliance service fees	2,790	1,029	1,401
Other	5,665	2,587	2,558
Total expenses	990,618	425,234	530,745
Net investment income (loss)	(18,703)	(238,041)	177,509
Net Realized/Unrealized Gain (Loss) on Investments and Options:
Net realized gain (loss) on investment transactions	5,282,249	(133,192)	(1,122,412)
Net realized gain (loss) on option transactions	136,715	(67,180)	575,145
Net realized gain (loss) on investments and options	5,418,964	(200,372)	(547,267)
Net change in unrealized appreciation/depreciation of investments and options	(7,882,135)	(2,220,929)	(7,203,921)
Net realized and unrealized gain (loss) on investments and options	(2,463,171)	(2,421,301)	(7,751,188)
Change in net assets resulting from operations	$(2,481,874)	$(2,659,342)	$(7,573,679)

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2010 (Unaudited)

	Huntington Rotating Markets Fund	Huntington Situs Fund	Huntington Technical Opportunities Fund
Investment Income:
Dividend income	$269,870	$643,324	$66,793
Dividend income from affiliated securities	140	209	26
Foreign dividend taxes withheld	—	—	—
Total investment income	270,010	643,533	66,819
Expenses:
Investment advisor fees	104,325	635,464	35,995
Administration fees	38,016	154,376	8,745
Custodian fees	5,479	21,352	1,048
Transfer and dividend disbursing agent fees and expenses	23,683	51,145	15,523
Trustees’ fees	2,060	7,434	400
Auditing fees	4,748	17,433	924
Legal fees	1,439	4,909	302
Financial administration fees	1,603	14,950	1,472
Distribution services fee—Class A Shares	2,422	21,811	87
Distribution services fee—Class B Shares(a)	1,538	12,210	19
Shareholder services fee—Trust Shares	49,227	185,940	11,905
Shareholder services fee—Class A Shares	2,422	21,811	87
Shareholder services fee—Class B Shares(a)	513	4,070	7
Share registration costs	13,820	17,233	12,854
Printing and postage	1,708	6,271	332
Insurance premiums	2,024	3,484	1,245
Compliance service fees	820	3,010	159
Other	2,198	5,973	951
Total expenses	258,045	1,188,876	92,055
Net investment income (loss)	11,965	(545,343)	(25,236)
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	4,618,666	6,252,376	707,406
Net realized gain on option transactions	—	825,769	—
Net realized loss on foreign currency transactions	—	(4,418)	—
Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	4,618,666	7,073,727	707,406
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(8,585,789)	(11,952,557)	(1,743,941)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(3,967,123)	(4,878,830)	(1,036,535)
Change in net assets resulting from operations	$(3,955,158)	$(5,424,173)	$(1,061,771)

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2010 (Unaudited)

	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Fund
Investment Income:
Dividend income	$27,712	$—	$166,421	$701	$14
Dividend income from affiliated securities	346	183	161	—	247
Interest income	5,206,071	2,259,602	2,046,784	849,871	2,562,157
Total investment income	5,234,129	2,259,785	2,213,366	850,572	2,562,418
Expenses:
Investment advisor fees	617,226	280,165	263,391	116,342	393,868
Administration fees	224,919	102,093	95,980	42,395	143,526
Custodian fees	32,090	15,187	11,799	5,879	20,492
Transfer and dividend disbursing agent fees and expenses	45,525	31,471	25,640	22,540	27,189
Trustees’ fees	11,831	5,639	4,362	2,212	7,524
Auditing fees	27,552	12,979	10,120	5,138	17,587
Legal fees	8,988	4,734	3,436	1,703	5,048
Financial administration fees	8,136	7,616	7,564	12,823	7,762
Distribution services fee—Class A Shares	4,934	3,039	3,223	2,432	2,095
Distribution services fee—Class B Shares(a)	7,092	3,279	2,037	3,420	—
Shareholder services fee—Trust Shares	301,315	135,951	127,793	54,599	194,838
Shareholder services fee—Class A Shares	4,934	3,039	3,223	2,432	2,095
Shareholder services fee—Class B Shares(a)	2,364	1,093	679	1,140	—
Share registration costs	14,495	16,229	12,758	14,715	12,261
Printing and postage	9,911	4,669	3,640	1,848	6,327
Insurance premiums	4,851	3,265	3,055	2,087	3,260
Compliance service fees	4,756	2,241	1,747	887	3,036
Other	9,134	4,744	16,555	2,336	5,858
Total expenses	1,340,053	637,433	597,002	294,928	852,766
Net investment income	3,894,076	1,622,352	1,616,364	555,644	1,709,652
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	1,083,650	83,905	2,590	73,257	593,344
Net realized gain on foreign currency transactions	—	—	—	—	—
Net realized gain on investments and translation of assets and liabilities in foreign currency transactions	1,083,650	83,905	2,590	73,257	593,344
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,886,992	2,705,431	1,783,806	294,291	1,476,677
Net realized and unrealized gain (loss) on investments and foreign currency transactions	8,970,642	2,789,336	1,786,396	367,548	2,070,021
Change in net assets resulting from operations	$12,864,718	$4,411,688	$3,402,760	$923,192	$3,779,673

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2010 (Unaudited)

	Huntington Balanced Allocation Fund	Huntington Conservative Allocation Fund	Huntington Growth Allocation Fund
Investment Income:
Dividend income from affiliated securities	$114,408	$135,933	$71,303
Total investment income	114,408	135,933	71,303
Expenses:
Investment advisor fees	8,002	5,981	7,123
Administration fees	14,580	10,897	12,978
Custodian fees	692	559	637
Transfer and dividend disbursing agent fees and expenses	6,913	6,511	6,801
Trustees’ fees	660	534	615
Auditing fees	1,571	1,248	1,453
Legal fees	468	448	461
Financial administration fees	1,414	1,459	1,430
Distribution services fee—Class A Shares	20,005	14,952	17,808
Share registration costs	2,590	2,625	2,597
Printing and postage	565	449	523
Insurance premiums	1,433	1,422	1,439
Compliance service fees	271	215	251
Other	708	621	675
Total expenses	59,872	47,921	54,791
Investment advisory fees waived	(9,361)	(2,543)	(15,007)
Net expenses	50,511	45,378	39,784
Net investment income	63,897	90,555	31,519
Net Realized/Unrealized Gain (Loss) on Investment Transactions:
Net realized gain (loss) on investment transactions of affiliates	(36,077)	18,703	(30,599)
Net realized gain (loss) on investments	(36,077)	18,703	(30,599)
Net change in unrealized appreciation/depreciation of investments	(785,189)	(18,641)	(1,013,184)
Net realized and unrealized gain (loss) on investment transactions	(821,266)	62	(1,043,783)
Change in net assets resulting from operations	$(757,369)	$90,617	$(1,012,264)

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Huntington Tax-Free Money Market Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$4,320	$106,763
Net realized gain (loss) on investments	—	(55,252)
Change in net assets resulting from operations	4,320	51,511
Distributions to Shareholders—
From and/or in excess of net investment income:
Trust Shares	(3,370)	(95,705)
Class A Shares	(950)	(11,058)
Class B Shares	—	—
Interfund Shares	—	—
Change in net assets resulting from distributions to shareholders	(4,320)	(106,763)
Change in net assets resulting from capital transactions	10,330,921	(84,758,287)
Change in net assets	10,330,921	(84,813,539)
Net Assets:
Beginning of period	98,513,684	183,327,223
End of period	$108,844,605	$98,513,684

Accumulated net investment income included in net assets at end of period	$—	$—
Capital Transactions:
Trust Shares
Shares sold	$57,863,232	$138,617,223
Dividends reinvested	—	—
Shares redeemed	(47,668,275)	(206,636,768)
Total Trust Shares	10,194,957	(68,019,545)
Class A Shares
Shares sold	32,239,585	142,937,621
Shares sold in class consolidation(a)	—	—
Dividends reinvested	362	6,904
Shares redeemed	(32,103,983)	(159,683,267)
Total Class A Shares	135,964	(16,738,742)
Class B Shares(a)
Shares sold	—	—
Dividends reinvested	—	—
Shares redeemed in class consolidation	—	—
Shares redeemed	—	—
Total Class B Shares	—	—
Interfund Shares
Shares sold	—	—
Shares redeemed	—	—
Total Interfund Shares	—	—
Net change resulting from capital transactions	$10,330,921	$(84,758,287)
Share Transactions:
Trust Shares
Shares sold	57,863,232	138,617,223
Dividends reinvested	—	—
Shares redeemed	(47,668,275)	(206,636,768)
Total Trust Shares	10,194,957	(68,019,545)
Class A Shares
Shares sold	32,239,585	142,937,621
Shares sold in class consolidation(a)	—	—
Dividends reinvested	362	6,904
Shares redeemed	(32,103,983)	(159,683,267)
Total Class A Shares	135,964	(16,738,742)
Class B Shares(a)
Shares sold	—	—
Dividends reinvested	—	—
Shares redeemed in class consolidation	—	—
Shares redeemed	—	—
Total Class B Shares	—	—
Interfund Shares
Shares sold	—	—
Shares redeemed	—	—
Total Interfund Shares	—	—
Net change resulting from share transactions	10,330,921	(84,758,287)

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund		Huntington Ohio Municipal Money Market Fund		Huntington U.S. Treasury Money Market Fund
Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
(Unaudited)		(Unaudited)		(Unaudited)

$24,075	$119,933	$12,247	$260,936	$18,510	$33,454
(9,773)	41,682	(20,757)	(181,920)	—	192
14,302	161,615	(8,510)	79,016	18,510	33,646

(13,015)	(71,449)	(6,625)	(237,814)	(15,844)	(65,609)
(6,568)	(25,441)	(5,622)	(23,122)	(2,858)	(9,836)
(10)	(49)	—	—	—	—
(4,482)	(22,994)	—	—	—	—
(24,075)	(119,933)	(12,247)	(260,936)	(18,702)	(75,445)
(4,150,000)	(656,458,332)	(37,774,429)	(163,898,652)	39,049,296	(393,294,585)
(4,159,773)	(656,416,650)	(37,795,186)	(164,080,572)	39,049,104	(393,336,384)

458,604,392	1,115,021,042	255,003,529	419,084,101	316,198,366	709,534,750
$454,444,619	$458,604,392	$217,208,343	$255,003,529	$355,247,470	$316,198,366

$—	$—	$—	$—	$1	$193

$428,808,542	$970,437,598	$134,676,293	$181,009,493	$400,751,241	$1,218,476,251
191	879	14	586	—	—
(443,051,996)	(1,488,900,099)	(175,758,523)	(350,394,268)	(365,671,991)	(1,540,225,386)
(14,243,263)	(518,461,622)	(41,082,216)	(169,384,189)	35,079,250	(321,749,135)

126,055,993	411,008,765	74,084,738	198,486,543	88,644,176	295,318,833
1,599	—	—	—	—	—
5,373	17,951	3,033	7,459	427	3,282
(132,518,530)	(575,108,386)	(70,779,984)	(193,008,465)	(84,674,557)	(366,867,565)
(6,455,565)	(164,081,670)	3,307,787	5,485,537	3,970,046	(71,545,450)

9,183	278,171	—	—	—	—
10	47	—	—	—	—
(1,599)	—	—	—	—	—
(256,134)	(461,107)	—	—	—	—
(248,540)	(182,889)	—	—	—	—

265,720,730	365,917,434	—	—	—	—
(248,923,362)	(339,649,585)	—	—	—	—
16,797,368	26,267,849	—	—	—	—
$(4,150,000)	$(656,458,332)	$(37,774,429)	$(163,898,652)	$39,049,296	$(393,294,585)

428,808,542	970,437,548	134,676,293	181,009,476	400,751,240	1,218,476,251
191	879	15	586	—	—
(443,051,997)	(1,488,899,882)	(175,758,523)	(350,394,268)	(365,671,991)	(1,540,225,386)
(14,243,264)	(518,461,455)	(41,082,215)	(169,384,206)	35,079,249	(321,749,135)

126,055,992	411,008,765	74,084,738	198,486,543	88,644,176	295,318,833
1,599	—	—	—	—	—
5,373	17,951	3,033	7,459	427	3,282
(132,518,529)	(575,108,199)	(70,779,984)	(193,008,465)	(84,674,557)	(366,867,565)
(6,455,565)	(164,081,483)	3,307,787	5,485,537	3,970,046	(71,545,450)

9,183	277,649	—	—	—	—
10	47	—	—	—	—
(1,599)	—	—	—	—	—
(256,134)	(460,939)	—	—	—	—
(248,540)	(183,243)	—	—	—	—

265,720,730	365,917,434	—	—	—	—
(248,923,361)	(339,649,585)	—	—	—	—
16,797,369	26,267,849	—	—	—	—
(4,150,000)	(656,458,332)	(37,774,428)	(163,898,669)	39,049,295	(393,294,585)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Dividend Capture Fund		Huntington Global Select Markets Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Period Ended December 31, 2009(1)
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$1,434,191	$3,281,761	$17,628	$—	(2)
Net realized gain (loss) on investments, options and foreign currency transactions	(308,400)	(14,163,051)	44,589	—
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(2,693,424)	28,867,966	(1,094,249)	—	(2)
Change in net assets resulting from operations	(1,567,633)	17,986,676	(1,032,032)	—
Distributions to Shareholders—
From and/or in excess of net investment income:
Trust Shares	(1,253,564)	(2,822,474)	—	—
Class A Shares	(88,423)	(192,423)	—	—
Class B Shares	(95,246)	(258,584)	—	—
From return of capital:
Trust Shares	—	(153,159)	—	—
Class A Shares	—	(11,221)	—	—
Class B Shares	—	(17,306)	—	—
Change in net assets resulting from distributions to shareholders	(1,437,233)	(3,455,167)	—	—
Change in net assets resulting from capital transactions	2,108,923	(251,986)	23,440,198	1,000
Change in net assets	(895,943)	14,279,523	22,408,166	1,000
Net Assets:
Beginning of period	87,557,308	73,277,785	1,000	—
End of period	$86,661,365	$87,557,308	$22,409,166	$1,000

Accumulated net investment income (loss) included in net assets at end of period	$(3,042)	$—	$17,628	$—
Capital Transactions:
Trust Shares
Shares sold	$8,782,233	$14,073,470	$23,079,333	$500
Dividends reinvested	672,053	1,618,153	—	—
Shares redeemed	(6,963,353)	(13,743,009)	(173,171)	—
Total Trust Shares	2,490,933	1,948,614	22,906,162	500
Class A Shares
Shares sold	1,308,260	631,611	534,262	500
Shares sold in class consolidation(a)	6,422,265	—	—	—
Dividends reinvested	73,349	168,200	—	—
Shares redeemed	(857,096)	(1,251,995)	(226)	—
Total Class A Shares	6,946,778	(452,184)	534,036	500
Class B Shares(a)
Shares sold	119,022	138,442	—	—
Dividends reinvested	86,563	252,553	—	—
Shares redeemed in class consolidation	(6,422,265)	—	—	—
Shares redeemed	(1,112,108)	(2,139,411)	—	—
Total Class B Shares	(7,328,788)	(1,748,416)	—	—
Net change resulting from capital transactions	$2,108,923	$(251,986)	$23,440,198	$1,000
Share Transactions:
Trust Shares
Shares sold	1,102,070	2,136,480	2,340,366	50
Dividends reinvested	84,935	241,552	—	—
Shares redeemed	(859,211)	(2,045,926)	(17,812)	—
Total Trust Shares	327,794	332,106	2,322,554	50
Class A Shares
Shares sold	164,677	88,888	54,063	50
Shares sold in class consolidation(a)	840,611	—	—	—
Dividends reinvested	9,274	25,245	—	—
Shares redeemed	(106,426)	(193,247)	(23)	—
Total Class A Shares	908,136	(79,114)	54,040	50
Class B Shares(a)
Shares sold	14,768	22,302	—	—
Dividends reinvested	10,965	38,105	—	—
Shares redeemed in class consolidation	(843,924)	—	—	—
Shares redeemed	(139,301)	(329,522)	—	—
Total Class B Shares	(957,492)	(269,115)	—	—
Net change resulting from share transactions	278,438	(16,123)	2,376,594	100

(1)	Reflects operations for the period from December 30, 2009 (date of commencement of operations) to December 31, 2009.
(2)	Rounds to less than $1.
(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Growth Fund		Huntington Income Equity Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$(314,282)	$9,983	$1,505,174	$2,938,005
Net realized gain (loss) on investments and options	15,533,820	(6,872,503)	1,002,312	(17,918,728)
Net change in unrealized appreciation/depreciation of investments	(28,024,857)	31,169,501	(9,079,339)	35,063,649
Change in net assets resulting from operations	(12,805,319)	24,306,981	(6,571,853)	20,082,926
Distributions to Shareholders—
From and/or in excess of net investment income:
Trust Shares	—	(33,067)	(1,414,315)	(2,755,535)
Class A Shares	—	—	(45,145)	(81,421)
Class B Shares	—	—	(27,815)	(63,309)
From return of capital:
Trust Shares	—	—	—	(73,924)
Class A Shares	—	—	—	(2,393)
Class B Shares	—	—	—	(2,242)
Change in net assets resulting from distributions to shareholders	—	(33,067)	(1,487,275)	(2,978,824)
Change in net assets resulting from capital transactions	(18,275,165)	(13,294,868)	(6,007,042)	(2,644,200)
Change in net assets	(31,080,484)	10,979,046	(14,066,170)	14,459,902
Net Assets:
Beginning of period	149,138,557	138,159,511	110,628,251	96,168,349
End of period	$118,058,073	$149,138,557	$96,562,081	$110,628,251

Accumulated net investment income (loss) included in net assets at end of period	$(313,878)	$404	$17,899	$—
Capital Transactions:
Trust Shares
Shares sold	$7,146,949	$33,779,715	$7,053,829	$21,427,415
Dividends reinvested	—	18,815	741,433	1,477,314
Shares redeemed	(24,687,899)	(46,304,608)	(13,610,963)	(24,473,024)
Total Trust Shares	(17,540,950)	(12,506,078)	(5,815,701)	(1,568,295)
Class A Shares
Shares sold	699,048	765,892	711,264	386,292
Shares sold in class consolidation(a)	2,079,387	—	2,244,174	—
Dividends reinvested	—	28	42,446	79,886
Shares redeemed	(889,893)	(983,839)	(434,188)	(904,536)
Total Class A Shares	1,888,542	(217,919)	2,563,696	(438,358)
Class B Shares(a)
Shares sold	47,039	159,840	71,030	61,009
Dividends reinvested	—	—	26,668	63,188
Shares redeemed in class consolidation	(2,079,387)	—	(2,244,174)	—
Shares redeemed	(590,409)	(730,711)	(608,561)	(761,744)
Total Class B Shares	(2,622,757)	(570,871)	(2,755,037)	(637,547)
Net change resulting from capital transactions	$(18,275,165)	$(13,294,868)	$(6,007,042)	$(2,644,200)
Share Transactions:
Trust Shares
Shares sold	313,088	1,702,652	380,078	1,340,332
Dividends reinvested	—	908	40,361	97,308
Shares redeemed	(1,071,611)	(2,236,390)	(715,438)	(1,525,705)
Total Trust Shares	(758,523)	(532,830)	(294,999)	(88,065)
Class A Shares
Shares sold	31,219	37,956	38,301	24,508
Shares sold in class consolidation(a)	101,088	—	129,347	—
Dividends reinvested	—	2	2,310	5,315
Shares redeemed	(39,641)	(50,421)	(23,577)	(58,007)
Total Class A Shares	92,666	(12,463)	146,381	(28,184)
Class B Shares(a)
Shares sold	2,254	9,060	3,844	3,958
Dividends reinvested	—	—	1,462	4,259
Shares redeemed in class consolidation	(109,212)	—	(130,248)	—
Shares redeemed	(28,409)	(39,497)	(32,970)	(50,380)
Total Class B Shares	(135,367)	(30,437)	(157,912)	(42,163)
Net change resulting from share transactions	(801,224)	(575,730)	(306,530)	(158,412)

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington International Equity Fund		Huntington Macro 100 Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$2,151,378	$4,569,072	$(6,428)	$60,214
Net realized gain (loss) on investments, options and foreign currency transactions	(3,450,477)	(21,833,004)	67,229	(1,322,727)
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(39,558,232)	103,830,604	(2,069,256)	7,839,434
Change in net assets resulting from operations	(40,857,331)	86,566,672	(2,008,455)	6,576,921
Distributions to Shareholders—
From and/or in excess of net investment income:
Trust Shares	—	(2,949,875)	—	(60,212)
Class A Shares	—	(46,814)	—	—
Class B Shares	—	(2,670)	—	—
From net realized gain on investments:
Trust Shares	—	(577,926)	—	—
Class A Shares	—	(17,339)	—	—
Class B Shares	—	(4,488)	—	—
Change in net assets resulting from distributions to shareholders	—	(3,599,112)	—	(60,212)
Change in net assets resulting from capital transactions	(27,682,755)	49,389,685	8,787,157	8,119,574
Change in net assets	(68,540,086)	132,357,245	6,778,702	14,636,283
Net Assets:
Beginning of period	332,291,629	199,934,384	30,125,940	15,489,657
End of period	$263,751,543	$332,291,629	$36,904,642	$30,125,940

Accumulated net investment income (loss) included in net assets at end of period	$1,765,087	$(386,291)	$(4,117)	$2,311
Capital Transactions:
Trust Shares
Shares sold	$35,740,555	$108,643,636	$12,668,033	$14,285,900
Dividends reinvested	—	1,232,979	—	30,946
Shares redeemed	(62,724,929)	(58,900,808)	(3,702,292)	(5,639,083)
Total Trust Shares	(26,984,374)	50,975,807	8,965,741	8,677,763
Class A Shares
Shares sold	787,482	3,327,103	121,625	103,111
Shares sold in class consolidation(a)	1,954,659	—	807,433	—
Dividends reinvested	—	62,719	—	—
Shares redeemed	(1,377,773)	(4,883,507)	(141,307)	(463,125)
Total Class A Shares	1,364,368	(1,493,685)	787,751	(360,014)
Class B Shares(a)
Shares sold	159,052	281,397	19,109	22,388
Dividends reinvested	—	6,972	—	—
Shares redeemed in class consolidation	(1,954,659)	—	(807,433)	—
Shares redeemed	(267,142)	(380,806)	(178,011)	(220,563)
Total Class B Shares	(2,062,749)	(92,437)	(966,335)	(198,175)
Net change resulting from capital transactions	$(27,682,755)	$49,389,685	$8,787,157	$8,119,574
Share Transactions:
Trust Shares
Shares sold	3,401,257	13,029,865	1,439,591	2,086,351
Dividends reinvested	—	124,036	—	3,654
Shares redeemed	(6,242,653)	(6,525,303)	(420,787)	(795,462)
Total Trust Shares	(2,841,396)	6,628,598	1,018,804	1,294,543
Class A Shares
Shares sold	75,583	371,017	14,261	15,090
Shares sold in class consolidation(a)	205,106	—	100,677	—
Dividends reinvested	—	6,563	—	—
Shares redeemed	(134,024)	(522,841)	(16,876)	(67,739)
Total Class A Shares	146,665	(145,261)	98,062	(52,649)
Class B Shares(a)
Shares sold	15,412	32,181	2,222	3,460
Dividends reinvested	—	787	—	—
Shares redeemed in class consolidation	(209,727)	—	(103,120)	—
Shares redeemed	(26,207)	(42,847)	(21,618)	(33,447)
Total Class B Shares	(220,522)	(9,879)	(122,516)	(29,987)
Net change resulting from share transactions	(2,915,253)	6,473,458	994,350	1,211,907

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Mid Corp America Fund		Huntington New Economy Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$(18,703)	$326,636	$(238,041)	$(183,071)
Net realized gain (loss) on investments and options	5,418,964	(121,299)	(200,372)	(10,319,530)
Net change in unrealized appreciation/depreciation of investments	(7,882,135)	35,714,049	(2,220,929)	25,626,779
Change in net assets resulting from operations	(2,481,874)	35,919,386	(2,659,342)	15,124,178
Distributions to Shareholders—
From and/or in excess of net investment income:
Trust Shares	—	(365,323)	—	—
Class A Shares	—	(3,401)	—	—
Change in net assets resulting from distributions to shareholders	—	(368,724)	—	—
Change in net assets resulting from capital transactions	(5,100,300)	8,847,158	1,210,077	(4,125,836)
Change in net assets	(7,582,174)	44,397,820	(1,449,265)	10,998,342
Net Assets:
Beginning of period	139,091,842	94,694,022	51,058,868	40,060,526
End of period	$131,509,668	$139,091,842	$49,609,603	$51,058,868

Accumulated net investment income (loss) included in net assets at end of period	$(18,703)	$—	$(235,870)	$2,171
Capital Transactions:
Trust Shares
Shares sold	$11,226,836	$33,756,756	$7,160,857	$9,940,386
Dividends reinvested	—	132,250	—	—
Shares redeemed	(15,478,039)	(23,761,222)	(5,491,543)	(12,800,558)
Total Trust Shares	(4,251,203)	10,127,784	1,669,314	(2,860,172)
Class A Shares
Shares sold	649,592	653,555	426,279	655,131
Shares sold in class consolidation(a)	3,055,265	—	1,448,141	—
Dividends reinvested	—	3,199	—	—
Shares redeemed	(718,581)	(758,769)	(599,691)	(1,435,394)
Total Class A Shares	2,986,276	(102,015)	1,274,729	(780,263)
Class B Shares(a)
Shares sold	48,822	127,210	12,188	48,923
Shares redeemed in class consolidation	(3,055,265)	—	(1,448,141)	—
Shares redeemed	(828,930)	(1,305,821)	(298,013)	(534,324)
Total Class B Shares	(3,835,373)	(1,178,611)	(1,733,966)	(485,401)
Net change resulting from capital transactions	$(5,100,300)	$8,847,158	$1,210,077	$(4,125,836)
Share Transactions:
Trust Shares
Shares sold	821,423	3,290,842	744,641	1,273,360
Dividends reinvested	—	9,951	—	—
Shares redeemed	(1,118,791)	(2,120,486)	(568,312)	(1,607,511)
Total Trust Shares	(297,368)	1,180,307	176,329	(334,151)
Class A Shares
Shares sold	47,919	57,500	44,807	85,056
Shares sold in class consolidation(a)	240,951	—	166,453	—
Dividends reinvested	—	246	—	—
Shares redeemed	(54,391)	(72,560)	(64,047)	(190,948)
Total Class A Shares	234,479	(14,814)	147,213	(105,892)
Class B Shares(a)
Shares sold	3,733	13,191	1,350	6,923
Shares redeemed in class consolidation	(253,129)	—	(176,603)	—
Shares redeemed	(64,238)	(125,998)	(33,135)	(75,489)
Total Class B Shares	(313,634)	(112,807)	(208,388)	(68,566)
Net change resulting from share transactions	(376,523)	1,052,686	115,154	(508,609)

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Real Strategies Fund		Huntington Rotating Markets Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$177,509	$475,407	$11,965	$425,295
Net realized gain (loss) on investments and options	(547,267)	(7,991,270)	4,618,666	(1,739,757)
Net change in unrealized appreciation/depreciation of investments	(7,203,921)	24,556,080	(8,585,789)	12,210,346
Change in net assets resulting from operations	(7,573,679)	17,040,217	(3,955,158)	10,895,884
Distributions to Shareholders—
From and/or in excess of net investment income:
Trust Shares	—	(726,816)	—	(408,767)
Class A Shares	—	(9,733)	—	(13,933)
Class B Shares	—	(1,232)	—	(2,509)
Change in net assets resulting from distributions to shareholders	—	(737,781)	—	(425,209)
Change in net assets resulting from capital transactions	7,295,546	21,956,780	(5,016,290)	3,084,280
Change in net assets	(278,133)	38,259,216	(8,971,448)	13,554,955
Net Assets:
Beginning of period	74,018,604	35,759,388	43,993,376	30,438,421
End of period	$73,740,471	$74,018,604	$35,021,928	$43,993,376

Accumulated net investment income (loss) included in net assets at end of period	$(9,646)	$(187,155)	$14,662	$2,697
Capital Transactions:
Trust Shares
Shares sold	$15,564,457	$34,982,399	$2,378,944	$8,106,299
Dividends reinvested	—	231,640	—	216,853
Shares redeemed	(8,547,413)	(13,724,010)	(7,705,869)	(4,854,147)
Total Trust Shares	7,017,044	21,490,029	(5,326,925)	3,469,005
Class A Shares
Shares sold	326,780	510,322	441,673	268,850
Shares sold in class consolidation(a)	262,045	—	420,143	—
Dividends reinvested	—	8,676	—	13,467
Shares redeemed	(75,801)	(124,504)	(325,511)	(869,240)
Total Class A Shares	513,034	394,494	536,305	(586,923)
Class B Shares(a)
Shares sold	74,092	104,113	232,135	209,093
Dividends reinvested	—	1,232	—	2,110
Shares redeemed in class consolidation	(262,045)	—	(420,143)	—
Shares redeemed	(46,579)	(33,088)	(37,662)	(9,005)
Total Class B Shares	(234,532)	72,257	(225,670)	202,198
Net change resulting from capital transactions	$7,295,546	$21,956,780	$(5,016,290)	$3,084,280
Share Transactions:
Trust Shares
Shares sold	2,409,575	6,558,762	243,058	953,348
Dividends reinvested	—	35,802	—	21,095
Shares redeemed	(1,335,427)	(2,447,717)	(748,773)	(559,778)
Total Trust Shares	1,074,148	4,146,847	(505,715)	414,665
Class A Shares
Shares sold	49,591	90,233	43,367	30,075
Shares sold in class consolidation(a)	44,566	—	45,717	—
Dividends reinvested	—	1,339	—	1,316
Shares redeemed	(11,692)	(22,980)	(32,270)	(101,325)
Total Class A Shares	82,465	68,592	56,814	(69,934)
Class B Shares(a)
Shares sold	11,113	18,976	23,347	21,299
Dividends reinvested	—	191	—	209
Shares redeemed in class consolidation	(44,871)	—	(46,476)	—
Shares redeemed	(7,285)	(5,662)	(3,822)	(970)
Total Class B Shares	(41,043)	13,505	(26,951)	20,538
Net change resulting from share transactions	1,115,570	4,228,944	(475,852)	365,269

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Situs Fund		Huntington Technical Opportunities Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$(545,343)	$267,309	$(25,236)	$59,685
Net realized gain (loss) on investments, options and foreign currency transactions	7,073,727	(16,170,019)	707,406	(664,660)
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(11,952,557)	60,633,114	(1,743,941)	2,020,496
Change in net assets resulting from operations	(5,424,173)	44,730,404	(1,061,771)	1,415,521
Distributions to Shareholders—
From and/or in excess of net investment income:
Trust Shares	—	(137,349)	—	(58,053)
Class A Shares	—	(1,062)	—	(229)
From net realized gain on investments:
Trust Shares	—	(303,439)	—	—
Class A Shares	—	(37,293)	—	—
Class B Shares	—	(7,568)	—	—
From return of capital:
Trust Shares	—	(157,791)	—	—
Class A Shares	—	(1,219)	—	—
Change in net assets resulting from distributions to shareholders	—	(645,721)	—	(58,282)
Change in net assets resulting from capital transactions	8,613,921	24,638,941	613,524	2,116,204
Change in net assets	3,189,748	68,723,624	(448,247)	3,473,443
Net Assets:
Beginning of period	161,281,749	92,558,125	9,710,584	6,237,141
End of period	$164,471,497	$161,281,749	$9,262,337	$9,710,584

Accumulated net investment income (loss) included in net assets at end of period	$(477,968)	$67,375	$(22,497)	$2,739
Capital Transactions:
Trust Shares
Shares sold	$27,650,178	$57,231,341	$1,132,762	$3,336,611
Dividends reinvested	—	249,366	—	43,003
Shares redeemed	(18,541,655)	(32,901,269)	(553,260)	(1,233,922)
Total Trust Shares	9,108,523	24,579,438	579,502	2,145,692
Class A Shares
Shares sold	2,898,335	4,332,365	45,634	15,534
Shares sold in class consolidation(a)	3,002,021	—	4,906	—
Dividends reinvested	—	39,050	—	222
Shares redeemed	(3,269,690)	(4,187,864)	(11,612)	(28,949)
Total Class A Shares	2,630,666	183,551	38,928	(13,193)
Class B Shares(a)
Shares sold	208,548	352,520	—	4,000
Dividends reinvested	—	7,286	—	—
Shares redeemed in class consolidation	(3,002,021)	—	(4,906)	—
Shares redeemed	(331,795)	(483,854)	—	(20,295)
Total Class B Shares	(3,125,268)	(124,048)	(4,906)	(16,295)
Net change resulting from capital transactions	$8,613,921	$24,638,941	$613,524	$2,116,204
Share Transactions:
Trust Shares
Shares sold	1,642,013	4,604,054	148,336	504,999
Dividends reinvested	—	17,659	—	5,570
Shares redeemed	(1,119,535)	(2,417,894)	(73,005)	(185,169)
Total Trust Shares	522,478	2,203,819	75,331	325,400
Class A Shares
Shares sold	176,009	337,114	6,004	2,435
Shares sold in class consolidation(a)	196,082	—	710	—
Dividends reinvested	—	3,091	—	29
Shares redeemed	(195,932)	(324,573)	(1,579)	(4,616)
Total Class A Shares	176,159	15,632	5,135	(2,152)
Class B Shares(a)
Shares sold	13,217	28,635	—	613
Dividends reinvested	—	608	—	—
Shares redeemed in class consolidation	(205,056)	—	(714)	—
Shares redeemed	(21,145)	(41,324)	—	(3,371)
Total Class B Shares	(212,984)	(12,081)	(714)	(2,758)
Net change resulting from share transactions	485,653	2,207,370	79,752	320,490

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Fixed Income Securities Fund		Huntington Intermediate Government Income Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$3,894,076	$7,864,639	$1,622,352	$3,707,576
Net realized gain (loss) on investments	1,083,650	(1,168,072)	83,905	389,587
Net change in unrealized appreciation/depreciation of investments	7,886,992	4,881,922	2,705,431	(1,883,421)
Change in net assets resulting from operations	12,864,718	11,578,489	4,411,688	2,213,742
Distributions to Shareholders—
From and/or in excess of net investment income:
Trust Shares	(3,827,619)	(7,755,385)	(1,611,523)	(3,670,980)
Class A Shares	(57,247)	(92,552)	(32,736)	(50,025)
Class B Shares	(23,043)	(60,457)	(9,667)	(19,137)
From net realized gain on investments:
Trust Shares	—	(580,161)	—	—
Class A Shares	—	(6,950)	—	—
Class B Shares	—	(5,692)	—	—
Change in net assets resulting from distributions to shareholders	(3,907,909)	(8,501,197)	(1,653,926)	(3,740,142)
Change in net assets resulting from capital transactions	24,000,127	44,148,673	(718,712)	(1,839,872)
Change in net assets	32,956,936	47,225,965	2,039,050	(3,366,272)
Net Assets:
Beginning of period	234,962,096	187,736,131	113,847,914	117,214,186
End of period	$267,919,032	$234,962,096	$115,886,964	$113,847,914

Accumulated net investment income (loss) included in net assets at end of period	$(13,824)	$9	$(31,574)	$—
Capital Transactions:
Trust Shares
Shares sold	$43,752,235	$89,412,734	$9,977,225	$40,875,081
Dividends reinvested	1,593,571	3,504,724	825,648	1,969,792
Shares redeemed	(22,323,858)	(49,379,619)	(12,046,700)	(45,743,761)
Total Trust Shares	23,021,948	43,537,839	(1,243,827)	(2,898,888)
Class A Shares
Shares sold	1,706,104	1,478,309	730,957	1,098,395
Shares sold in class consolidation(a)	1,838,391	—	902,507	—
Dividends reinvested	43,326	72,402	20,618	38,813
Shares redeemed	(569,801)	(684,629)	(235,388)	(340,073)
Total Class A Shares	3,018,020	866,082	1,418,694	797,135
Class B Shares(a)
Shares sold	74,087	226,008	40,750	397,766
Dividends reinvested	19,645	56,450	8,138	17,795
Shares redeemed in class consolidation	(1,838,391)	—	(902,507)	—
Shares redeemed	(295,182)	(537,706)	(39,960)	(153,680)
Total Class B Shares	(2,039,841)	(255,248)	(893,579)	261,881
Net change resulting from capital transactions	$24,000,127	$44,148,673	$(718,712)	$(1,839,872)
Share Transactions:
Trust Shares
Shares sold	1,993,732	4,181,224	918,387	3,786,327
Dividends reinvested	72,370	163,626	75,860	182,544
Shares redeemed	(1,017,113)	(2,301,987)	(1,111,432)	(4,233,209)
Total Trust Shares	1,048,989	2,042,863	(117,185)	(264,338)
Class A Shares
Shares sold	77,842	68,538	67,156	102,041
Shares sold in class consolidation(a)	82,108	—	81,972	—
Dividends reinvested	1,967	3,380	1,893	3,596
Shares redeemed	(26,126)	(32,084)	(21,607)	(31,522)
Total Class A Shares	135,791	39,834	129,414	74,115
Class B Shares(a)
Shares sold	3,388	10,605	3,759	37,049
Dividends reinvested	894	2,642	748	1,648
Shares redeemed in class consolidation	(82,219)	—	(81,897)	—
Shares redeemed	(13,440)	(25,092)	(3,687)	(14,215)
Total Class B Shares	(91,376)	(11,845)	(81,077)	24,482
Net change resulting from share transactions	1,093,404	2,070,852	(68,848)	(165,741)

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Mortgage Securities Fund		Huntington Ohio Tax-Free Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$1,616,364	$3,271,577	$555,644	$1,165,906
Net realized gain (loss) on investments and foreign currency transactions	2,590	(409,852)	73,257	(53,124)
Net change in unrealized appreciation of investments	1,783,806	2,248,532	294,291	772,362
Change in net assets resulting from operations	3,402,760	5,110,257	923,192	1,885,144
Distributions to Shareholders—
From and/or in excess of net investment income:
Trust Shares	(1,039,716)	(3,397,493)	(527,032)	(1,106,033)
Class A Shares	(22,479)	(92,194)	(20,950)	(38,681)
Class B Shares	(3,441)	(14,901)	(7,662)	(21,221)
Change in net assets resulting from distributions to shareholders	(1,065,636)	(3,504,588)	(555,644)	(1,165,935)
Change in net assets resulting from capital transactions	3,018,648	15,361,832	4,779,078	9,251,645
Change in net assets	5,355,772	16,967,501	5,146,626	9,970,854
Net Assets:
Beginning of period	103,283,240	86,315,739	45,342,815	35,371,961
End of period	$108,639,012	$103,283,240	$50,489,441	$45,342,815

Accumulated net investment income included in net assets at end of period	$550,728	$—	$1	$1
Capital Transactions:
Trust Shares
Shares sold	$10,084,146	$31,185,601	$8,257,139	$15,262,985
Dividends reinvested	443,599	1,549,345	69,377	152,160
Shares redeemed	(7,328,396)	(16,910,041)	(3,792,896)	(6,464,541)
Total Trust Shares	3,199,349	15,824,905	4,533,620	8,950,604
Class A Shares
Shares sold	69,757	46,545	436,901	521,043
Shares sold in class consolidation(a)	560,977	—	897,826	—
Dividends reinvested	17,208	71,958	17,519	34,700
Shares redeemed	(276,250)	(547,762)	(70,663)	(258,433)
Total Class A Shares	371,692	(429,259)	1,281,583	297,310
Class B Shares(a)
Shares sold	42,377	30,813	6,300	57,800
Dividends reinvested	3,369	14,819	5,652	16,324
Shares redeemed in class consolidation	(560,977)	—	(897,826)	—
Shares redeemed	(37,162)	(79,446)	(150,251)	(70,393)
Total Class B Shares	(552,393)	(33,814)	(1,036,125)	3,731
Net change resulting from capital transactions	$3,018,648	$15,361,832	$4,779,078	$9,251,645
Share Transactions:
Trust Shares
Shares sold	1,109,328	3,555,321	388,285	718,635
Dividends reinvested	48,910	176,713	3,260	7,165
Shares redeemed	(807,316)	(1,912,972)	(178,114)	(305,521)
Total Trust Shares	350,922	1,819,062	213,431	420,279
Class A Shares
Shares sold	7,679	5,229	20,536	24,501
Shares sold in class consolidation(a)	61,042	—	42,092	—
Dividends reinvested	1,887	8,168	823	1,635
Shares redeemed	(30,304)	(61,957)	(3,330)	(12,340)
Total Class A Shares	40,304	(48,560)	60,121	13,796
Class B Shares(a)
Shares sold	4,655	3,495	297	2,750
Dividends reinvested	370	1,687	265	769
Shares redeemed in class consolidation	(61,242)	—	(42,092)	—
Shares redeemed	(4,068)	(9,048)	(7,059)	(3,335)
Total Class B Shares	(60,285)	(3,866)	(48,589)	184
Net change resulting from share transactions	330,941	1,766,636	224,963	434,259

(a)	Effective June 29, 2010, Class B shares were converted to Class A shares.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Short/Intermediate Fixed Income Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$1,709,652	$3,172,259
Net realized gain (loss) on investments	593,344	(270,239)
Net change in unrealized appreciation of investments	1,476,677	5,592,730
Change in net assets resulting from operations	3,779,673	8,494,750
Distributions to Shareholders—
From and/or in excess of net investment income:
Trust Shares	(1,693,994)	(3,155,522)
Class A Shares	(15,658)	(15,818)
Change in net assets resulting from distributions to shareholders	(1,709,652)	(3,171,340)
Change in net assets resulting from capital transactions	18,033,942	65,451,462
Change in net assets	20,103,963	70,774,872
Net Assets:
Beginning of period	150,459,966	79,685,094
End of period	$170,563,929	$150,459,966

Accumulated net investment income included in net assets at end of period	$—	$—
Capital Transactions:
Trust Shares
Shares sold	$29,179,041	$91,686,492
Dividends reinvested	495,711	1,139,715
Shares redeemed	(16,799,351)	(27,869,753)
Total Trust Shares	12,875,401	64,956,454
Class A Shares
Shares sold	5,375,383	586,130
Dividends reinvested	13,679	12,897
Shares redeemed	(230,521)	(104,019)
Total Class A Shares	5,158,541	495,008
Net change resulting from capital transactions	$18,033,942	$65,451,462
Share Transactions:
Trust Shares
Shares sold	1,463,835	4,733,505
Dividends reinvested	24,841	58,664
Shares redeemed	(842,967)	(1,434,251)
Total Trust Shares	645,709	3,357,918
Class A Shares
Shares sold	269,219	29,726
Dividends reinvested	685	663
Shares redeemed	(11,556)	(5,401)
Total Class A Shares	258,348	24,988
Net change resulting from share transactions	904,057	3,382,906

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Balanced Allocation Fund
	Six Months Ended June 30, 2010	Period Ended December 31, 2009(1)
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$63,897	$61,310
Net realized gain (loss) on investments	(36,077)	77,393
Net change in unrealized appreciation/depreciation of investments	(785,189)	606,106
Change in net assets resulting from operations	(757,369)	744,809
Distributions to Shareholders—
From and/or in excess of net investment income	(63,866)	(69,748)
From net realized gain on investments	—	(4,820)
Change in net assets resulting from distributions to shareholders	(63,866)	(74,568)
Change in net assets resulting from capital transactions	5,694,549	12,666,119
Change in net assets	4,873,314	13,336,360
Net Assets:
Beginning of period	13,336,360	—
End of period	$18,209,674	$13,336,360

Accumulated net investment income included in net assets at end of period	$120	$89
Capital Transactions:
Shares sold	6,026,147	12,728,615
Dividends reinvested	62,593	73,732
Shares redeemed	(394,191)	(136,228)
Net change resulting from capital transactions	$5,694,549	$12,666,119
Share Transactions:
Issued	558,536	1,247,514
Reinvested	5,918	6,888
Redeemed	(36,868)	(12,752)
Net change resulting from share transactions	527,586	1,241,650

(1)	Reflects operations for the period from July 31, 2009 (date of commencement of operations) to December 31, 2009.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Conservative Allocation Fund		Huntington Growth Allocation Fund
	Six Months Ended June 30, 2010	Period Ended December 31, 2009(1)	Six Months Ended June 30, 2010	Period Ended December 31, 2009(1)
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$90,555	$83,157	$31,519	$48,181
Net realized gain (loss) on investments	18,703	32,732	(30,599)	98,894
Net change in unrealized appreciation/depreciation of investments	(18,641)	277,384	(1,013,184)	760,474
Change in net assets resulting from operations	90,617	393,273	(1,012,264)	907,549
Distributions to Shareholders—
From and/or in excess of net investment income	(90,381)	(91,089)	—	(56,570)
From net realized gain on investments	—	(5,813)	—	(4,110)
Change in net assets resulting from distributions to shareholders	(90,381)	(96,902)	—	(60,680)
Change in net assets resulting from capital transactions	1,387,533	10,952,023	3,003,783	12,075,669
Change in net assets	1,387,769	11,248,394	1,991,519	12,922,538
Net Assets:
Beginning of period	11,248,394	—	12,922,538	—
End of period	$12,636,163	$11,248,394	$14,914,057	$12,922,538

Accumulated net investment income included in net assets at end of period	$335	$161	$31,553	$34
Capital Transactions:
Shares sold	1,604,728	11,051,834	3,473,512	12,018,440
Dividends reinvested	90,099	96,761	—	59,697
Shares redeemed	(307,294)	(196,572)	(469,729)	(2,468)
Net change resulting from capital transactions	$1,387,533	$10,952,023	$3,003,783	$12,075,669
Share Transactions:
Issued	153,408	1,099,719	316,737	1,183,911
Reinvested	8,673	9,406	—	5,494
Redeemed	(29,427)	(18,964)	(43,082)	(237)
Net change resulting from share transactions	132,654	1,090,161	273,655	1,189,168

(1)	Reflects operations for the period from July 31, 2009 (date of commencement of operations) to December 31, 2009.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semi-Annual Shareholder Report

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income	Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON TAX-FREE MONEY MARKET FUND
Trust Shares
2005	$1.00	0.01		—		0.01		(0.01)	—		(0.01)
2006	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2007	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010(2)	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
Class A Shares
2005	$1.00	0.01		—		0.01		(0.01)	—		(0.01)
2006	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2007	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—	(1)	— (1)
2010(2)	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
HUNTINGTON MONEY MARKET FUND
Trust Shares
2005	$1.00	0.02		—		0.02		(0.02)	—		(0.02)
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010(2)	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
Class A Shares
2005	$1.00	0.02		—		0.02		(0.02)	—		(0.02)
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.05		—	(1)	0.04		(0.04)	—		(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—		(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010(2)	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
InterFund Shares
2005	$1.00	0.03		—		0.03		(0.03)	—		(0.03)
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.05		—	(1)	0.05		(0.05)	—		(0.05)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010(2)	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
(1)	Amount is less than $0.005.
(2)	Six months ended June 30, 2010 (Unaudited).
(3)	Not annualized.
(4)	Amount is less than 0.005%.
(5)	Computed on an annualized basis.
(6)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(6)		Net Assets, at end of period (000 omitted)

$1.00	1.46%		0.92%		1.44%		0.96%		$22,388
$1.00	2.48%		0.93%		2.46%		0.93%		$25,361
$1.00	2.76%		0.88%		2.69%		0.88%		$48,585
$1.00	1.86%		0.88%		1.75%		0.88%		$144,861
$1.00	0.10%		0.78%		0.12%		0.89%		$76,805
$1.00	—	%(3)(4)	0.52	%(5)	0.01	%(5)	0.92	%(5)	$87,000

$1.00	1.21%		1.17%		1.17%		1.21%		$11,916
$1.00	2.23%		1.18%		2.22%		1.18%		$14,205
$1.00	2.51%		1.15%		2.48%		1.15%		$6,086
$1.00	1.61%		1.13%		1.48%		1.13%		$38,466
$1.00	0.03%		0.87%		0.03%		1.15%		$21,709
$1.00	—	%(3)(4)	0.52	%(5)	0.01	%(5)	1.17	%(5)	$21,845

$1.00	2.39%		0.81%		2.39%		0.82%		$537,134
$1.00	4.20%		0.82%		4.12%		0.82%		$500,167
$1.00	4.37%		0.79%		4.27%		0.79%		$632,776
$1.00	1.59%		0.80%		1.53%		0.80%		$779,158
$1.00	0.01%		0.45%		0.02%		0.87%		$260,720
$1.00	0.01	%(3)	0.28	%(5)	0.01	%(5)	0.87	%(5)	$246,471

$1.00	2.13%		1.06%		2.11%		1.07%		$219,767
$1.00	3.94%		1.07%		3.92%		1.07%		$406,510
$1.00	4.11%		1.04%		4.02%		1.04%		$528,326
$1.00	1.34%		1.04%		1.48%		1.04%		$299,329
$1.00	0.01%		0.42%		0.01%		1.12%		$135,260
$1.00	0.01	%(3)	0.28	%(5)	0.01	%(5)	1.12	%(5)	$128,802

$1.00	2.64%		0.56%		2.64%		0.57%		$35,266
$1.00	4.46%		0.57%		4.36%		0.57%		$40,803
$1.00	4.63%		0.54%		4.51%		0.54%		$60,548
$1.00	1.85%		0.55%		1.91%		0.55%		$36,102
$1.00	0.03%		0.37%		0.03%		0.63%		$62,376
$1.00	0.01	%(3)	0.28	%(5)	0.01	%(5)	0.62	%(5)	$79,172

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Money Market Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain on investments		Total from investment operations		Distributions from net investment income	Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Trust Shares
2005	$1.00	0.02		—		0.02		(0.02)	—		(0.02)
2006	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2007	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010(2)	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
Class A Shares
2005	$1.00	0.01		—		0.01		(0.01)	—		(0.01)
2006	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2007	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010(2)	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Trust Shares
2005	$1.00	0.02		—		0.02		(0.02)	—		(0.02)
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—	(1)	(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—		(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010(2)	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
Class A Shares
2005	$1.00	0.02		—		0.02		(0.02)	—		(0.02)
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—	(1)	(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—		(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010(2)	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
(1)	Amount is less than $0.005.
(2)	Six months ended June 30, 2010 (Unaudited).
(3)	Not annualized.
(4)	Amount is less than 0.005%.
(5)	Computed on an annualized basis.
(6)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(6)		Net Assets, at end of period (000 omitted)

$1.00	1.60%		0.83%		1.60%		0.85%		$84,799
$1.00	2.60%		0.85%		2.58%		0.85%		$95,205
$1.00	2.83%		0.82%		2.78%		0.82%		$199,613
$1.00	1.81%		0.83%		1.73%		0.83%		$312,467
$1.00	0.12%		0.78%		0.14%		0.89%		$142,956
$1.00	—	(3)(4)	0.45	%(5)	0.01	%(5)	0.87	%(5)	$101,863

$1.00	1.35%		1.08%		1.33%		1.10%		$96,600
$1.00	2.35%		1.10%		2.33%		1.10%		$108,666
$1.00	2.57%		1.07%		2.54%		1.07%		$122,147
$1.00	1.56%		1.08%		1.54%		1.08%		$106,617
$1.00	0.02%		0.82%		0.02%		1.14%		$112,048
$1.00	—	(3)(4)	0.45	%(5)	0.01	%(5)	1.12	%(5)	$115,345

$1.00	2.31%		0.74%		2.32%		0.74%		$499,718
$1.00	4.12%		0.74%		4.06%		0.74%		$536,387
$1.00	4.01%		0.72%		3.89%		0.72%		$757,331
$1.00	0.93%		0.69%		0.93%		0.76%		$583,050
$1.00	0.01%		0.20%		0.01%		0.79%		$261,263
$1.00	0.01	%(3)	0.14	%(5)	0.01	%(5)	0.77	%(5)	$296,342

$1.00	2.05%		0.99%		2.09%		0.99%		$85,671
$1.00	3.86%		0.99%		3.80%		0.99%		$68,073
$1.00	3.75%		0.97%		3.61%		0.97%		$103,041
$1.00	0.74%		0.83%		0.67%		0.98%		$126,485
$1.00	0.01%		0.20%		0.01%		1.03%		$54,935
$1.00	0.01	%(3)	0.14	%(5)	0.01	%(5)	1.02	%(5)	$58,905

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON DIVIDEND CAPTURE FUND
Trust Shares
2005	$11.59	0.46		(0.11)	0.35	(0.47)	(0.61)	—	(1.08)
2006	$10.86	0.39		1.32	1.71	(0.39)	(0.54)	—	(0.93)
2007	$11.64	0.38		(1.15)	(0.77)	(0.39)	(0.59)	—	(0.98)
2008	$9.89	0.40		(3.18)	(2.78)	(0.39)	(0.12)	(0.03)	(0.54)
2009	$6.57	0.29		1.31	1.60	(0.29)	—	(0.02)	(0.31)
2010(4)	$7.86	0.13		(0.28)	(0.15)	(0.13)	—	—	(0.13)
Class A Shares
2005	$11.59	0.42		(0.10)	0.32	(0.44)	(0.61)	—	(1.05)
2006	$10.86	0.36		1.32	1.68	(0.36)	(0.54)	—	(0.90)
2007	$11.63	0.35		(1.14)	(0.79)	(0.36)	(0.59)	—	(0.95)
2008	$9.89	0.38		(3.18)	(2.80)	(0.37)	(0.12)	(0.03)	(0.52)
2009	$6.57	0.27		1.31	1.58	(0.27)	—	(0.02)	(0.29)
2010(4)	$7.86	0.12		(0.28)	(0.16)	(0.12)	—	—	(0.12)
HUNTINGTON GLOBAL SELECT MARKETS FUND
Trust Shares
2009(7)	$10.00	—	(8)	— (8)	— (8)	—	—	—	—
2010(4)	$10.00	0.01		(0.58)	(0.57)	—	—	—	—
Class A Shares
2009(7)	$10.00	—	(8)	— (8)	— (8)	—	—	—	—
2010(4)	$10.00	—	(8)	(0.58)	(0.58)	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Six months ended June 30, 2010 (Unaudited).
(5)	Not annualized.
(6)	Computed on an annualized basis.
(7)	Reflects operations for the period from December 30, 2009 (commencement of operations) to December 31, 2009.
(8)	Amount is less than $0.005

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(3)

$10.86	3.10%		1.31%		4.07%		1.32%		$92,819	131%
$11.64	16.03%		1.31%		3.44%		1.31%		$112,404	98%
$ 9.89	(6.91)%		1.30%		3.35%		1.30%		$93,862	87%
$ 6.57	(29.26)%		1.31%		4.56%		1.31%		$60,162	66%
$ 7.86	25.24%		1.41%		4.37%		1.41%		$74,593	99%
$ 7.58	(1.95	)%(5)	1.43	%(6)	3.32	%(6)	1.43	%(6)	$74,496	50	%(5)

$10.86	2.85%		1.56%		3.82%		1.58%		$10,177	131%
$11.63	15.74%		1.56%		3.18%		1.56%		$11,502	98%
$ 9.89	(7.14)%		1.55%		3.11%		1.55%		$10,366	87%
$ 6.57	(29.41)%		1.56%		4.18%		1.56%		$5,094	66%
$ 7.86	24.93%		1.66%		4.10%		1.66%		$5,473	99%
$ 7.58	(2.06	)%(5)	1.68	%(6)	3.06	%(6)	1.68	%(6)	$12,166	50	%(5)

$10.00	0.00	%(5)	1.83	%(6)	(1.46	)%(6)	1.83	%(6)	$1	—	%(5)
$ 9.43	(5.70	)%(5)	1.90	%(6)	0.24	%(6)	2.26	%(6)	$21,900	4	%(5)

$10.00	0.00	%(5)	2.19	%(6)	(2.92	)%(6)	2.19	%(6)	$1	—	%(5)
$ 9.42	(5.80	)%(5)	2.15	%(6)	0.07	%(6)	2.52	%(6)	$509	4	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON GROWTH FUND
Trust Shares
2005	$41.13	0.04	0.64	0.68	(0.03)	(2.26)	—	(2.29)
2006	$39.52	0.09	3.10	3.19	(0.08)	(5.39)	—	(5.47)
2007	$37.24	0.12	5.57	5.69	(0.11)	(7.81)	—	(7.92)
2008	$35.01	0.05	(12.12)	(12.07)	(0.04)	(3.19)	—	(3.23)
2009	$19.71	0.01	3.45	3.46	— (4)	—	—	— (4)
2010(5)	$23.17	(0.05)	(2.20)	(2.25)	—	—	—	—
Class A Shares
2005	$40.70	(0.07)	0.64	0.57	—	(2.26)	—	(2.26)
2006	$39.01	(0.01)	3.05	3.04	—	(5.39)	—	(5.39)
2007	$36.66	0.03	5.47	5.50	(0.04)	(7.81)	—	(7.85)
2008	$34.31	(0.03)	(11.83)	(11.86)	— (4)	(3.19)	—	(3.19)
2009	$19.26	(0.04)	3.37	3.33	—	—	—	—
2010(5)	$22.59	(0.06)	(2.17)	(2.23)	—	—	—	—
HUNTINGTON INCOME EQUITY FUND
Trust Shares
2005	$33.28	0.65	0.36	1.01	(0.65)	(2.38)	—	(3.03)
2006	$31.26	0.57	2.94	3.51	(0.57)	(3.09)	—	(3.66)
2007	$31.11	0.55	— (4)	0.55	(0.54)	(4.66)	—	(5.20)
2008	$26.46	0.57	(10.54)	(9.99)	(0.54)	(0.11)	(0.03)	(0.68)
2009	$15.79	0.47	2.87	3.34	(0.47)	—	(0.01)	(0.48)
2010(5)	$18.65	0.27	(1.50)	(1.23)	(0.26)	—	—	(0.26)
Class A Shares
2005	$33.29	0.56	0.37	0.93	(0.57)	(2.38)	—	(2.95)
2006	$31.27	0.49	2.93	3.42	(0.49)	(3.09)	—	(3.58)
2007	$31.11	0.46	0.01	0.47	(0.46)	(4.66)	—	(5.12)
2008	$26.46	0.51	(10.54)	(10.03)	(0.49)	(0.11)	(0.03)	(0.63)
2009	$15.80	0.44	2.86	3.30	(0.43)	—	(0.01)	(0.44)
2010(5)	$18.66	0.24	(1.49)	(1.25)	(0.24)	—	—	(0.24)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).
(4)	Amount is less than $0.005.
(5)	Six months ended June 30, 2010 (Unaudited).
(6)	Not annualized.
(7)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$39.52	1.51%		1.14%		0.09%		1.15%		$235,916	20%
$37.24	8.36%		1.15%		0.22%		1.15%		$223,155	31%
$35.01	15.93%		1.13%		0.32%		1.13%		$227,972	86	%(3)
$19.71	(37.76)%		1.15%		0.15%		1.15%		$129,745	83%
$23.17	17.58%		1.20%		0.03%		1.20%		$140,206	120%
$20.92	(9.67	)%(6)	1.23	%(7)	(0.44	)%(7)	1.23	%(7)	$110,678	114	%(6)

$39.01	1.26%		1.39%		(0.17)%		1.40%		$10,598	20%
$36.66	8.11%		1.40%		(0.03)%		1.40%		$9,209	31%
$34.31	15.62%		1.38%		0.07%		1.38%		$9,680	86	%(3)
$19.26	(37.92)%		1.40%		(0.11)%		1.40%		$5,436	83%
$22.59	17.29%		1.45%		(0.22)%		1.45%		$6,096	120%
$20.36	(9.83	)%(6)	1.49	%(7)	(0.71	)%(7)	1.49	%(7)	$7,381	114	%(6)

$31.26	3.04%		1.15%		1.98%		1.15%		$193,906	33%
$31.11	11.36%		1.15%		1.79%		1.15%		$185,816	43%
$26.46	1.90%		1.14%		1.72%		1.14%		$158,501	90%
$15.79	(38.35)%		1.16%		2.60%		1.16%		$89,815	88%
$18.65	21.92%		1.22%		3.05%		1.22%		$104,433	90%
$17.16	(6.67	)%(6)	1.23	%(7)	2.85	%(7)	1.23	%(7)	$91,040	26	%(6)

$31.27	2.80%		1.40%		1.72%		1.40%		$6,197	33%
$31.11	11.05%		1.40%		1.53%		1.40%		$6,139	43%
$26.46	1.65%		1.39%		1.48%		1.39%		$6,330	90%
$15.80	(38.47)%		1.41%		2.34%		1.41%		$3,214	88%
$18.66	21.60%		1.47%		2.83%		1.47%		$3,271	90%
$17.17	(6.78	)%(6)	1.48	%(7)	2.61	%(7)	1.48	%(7)	$5,522	26	%(6)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON INTERNATIONAL EQUITY FUND
Trust Shares
2005	$10.67	0.06	1.49	1.55	(0.08)	(0.35)	(0.43)
2006	$11.79	0.09	3.10	3.19	(0.08)	(0.97)	(1.05)
2007	$13.93	0.13	2.20	2.33	(0.15)	(1.10)	(1.25)
2008	$15.01	0.17	(6.36)	(6.19)	(0.13)	(0.47)	(0.60)
2009	$8.22	0.17	2.52	2.69	(0.10)	(0.02)	(0.12)
2010(3)	$10.79	0.08	(1.41)	(1.33)	—	—	—
Class A Shares
2005	$10.64	0.03	1.49	1.52	(0.07)	(0.35)	(0.42)
2006	$11.74	0.03	3.10	3.13	(0.06)	(0.97)	(1.03)
2007	$13.84	0.08	2.19	2.27	(0.11)	(1.10)	(1.21)
2008	$14.90	0.13	(6.29)	(6.16)	(0.11)	(0.47)	(0.58)
2009	$8.16	0.13	2.51	2.64	(0.06)	(0.02)	(0.08)
2010(3)	$10.72	0.05	(1.38)	(1.33)	—	—	—
HUNTINGTON MACRO 100 FUND
Trust Shares
2005	$11.20	(0.03)	0.57	0.54	—	(0.43)	(0.43)
2006	$11.31	— (6)	0.77	0.77	—	(0.24)	(0.24)
2007	$11.84	— (6)	(0.33)	(0.33)	—	(1.46)	(1.46)
2008	$10.05	0.09	(3.54)	(3.45)	(0.09)	—	(0.09)
2009	$6.51	0.02	1.88	1.90	(0.02)	—	(0.02)
2010(3)	$8.39	— (6)	(0.35)	(0.35)	—	—	—
Class A Shares
2005	$11.18	(0.04)	0.55	0.51	—	(0.43)	(0.43)
2006	$11.26	(0.02)	0.76	0.74	—	(0.24)	(0.24)
2007	$11.76	(0.03)	(0.33)	(0.36)	—	(1.46)	(1.46)
2008	$9.94	0.07	(3.49)	(3.42)	(0.07)	—	(0.07)
2009	$6.45	— (6)	1.85	1.85	—	—	—
2010(3)	$8.30	(0.01)	(0.34)	(0.35)	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Six months ended June 30, 2010 (Unaudited).
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Amount is less than $0.005.
(7)	The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$11.79	14.48%		1.58%		0.69%		1.58%		$190,087	21%
$13.93	27.04%		1.57%		0.73%		1.57%		$266,509	26%
$15.01	17.06%		1.54%		0.92%		1.54%		$324,158	25%
$ 8.22	(41.73)%		1.57%		1.37%		1.57%		$191,163	21%
$10.79	32.84%		1.59%		1.68%		1.59%		$322,427	26%
$ 9.46	(12.33	)%(4)	1.59	%(5)	1.38	%(5)	1.59	%(5)	$255,767	24	%(4)

$11.74	14.22%		1.81%		0.39%		1.81%		$2,463	21%
$13.84	26.79%		1.83%		0.40%		1.83%		$6,509	26%
$14.90	16.76%		1.79%		0.71%		1.79%		$11,151	25%
$ 8.16	(41.88)%		1.82%		1.13%		1.82%		$6,929	21%
$10.72	32.45%		1.84%		1.28%		1.84%		$7,547	26%
$ 9.39	(12.41	)%(4)	1.85	%(5)	1.08	%(5)	1.85	%(5)	$7,985	24	%(4)

$11.31	4.72%		1.51%		(0.27)%		1.51%		$25,145	87%
$11.84	6.79%		1.43%		0.04%		1.43%		$42,758	222	%(7)
$10.05	(3.12)%		1.36%		0.02%		1.36%		$32,284	153%
$ 6.51	(34.32)%		1.56%		0.88%		1.56%		$13,521	318	%(7)
$ 8.39	29.15%		1.55%		0.28%		1.55%		$28,278	10%
$ 8.04	(4.17	)%(4)	1.51	%(5)	(0.01	)%(5)	1.51	%(5)	$35,309	12	%(4)

$11.26	4.46%		1.76%		(0.52)%		1.76%		$2,152	87%
$11.76	6.55%		1.68%		(0.23)%		1.68%		$3,189	222	%(7)
$ 9.94	(3.40)%		1.61%		(0.23)%		1.61%		$2,621	153%
$ 6.45	(34.45)%		1.82%		0.66%		1.82%		$1,001	318	%(7)
$ 8.30	28.68%		1.80%		0.06%		1.80%		$853	10%
$ 7.95	(4.22	)%(4)	1.76	%(5)	(0.25	)%(5)	1.76	%(5)	$1,596	12	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON MID CORP AMERICA FUND
Trust Shares
2005	$13.90	0.02		1.56	1.58	(0.01)	—	—	(0.01)
2006	$15.47	0.02		1.24	1.26	(0.01)	(0.29)	—	(0.30)
2007	$16.43	(0.01)		1.26	1.25	— (3)	(1.37)	—	(1.37)
2008	$16.31	0.02		(5.98)	(5.96)	(0.01)	(0.41)	—	(0.42)
2009	$9.93	0.04		3.20	3.24	(0.04)	—	—	(0.04)
2010(4)	$13.13	—	(3)	(0.28)	(0.28)	—	—	—	—
Class A Shares
2005	$13.75	(0.02)		1.54	1.52	—	—	—	—
2006	$15.27	(0.03)		1.23	1.20	—	(0.29)	—	(0.29)
2007	$16.18	(0.05)		1.24	1.19	—	(1.37)	—	(1.37)
2008	$16.00	(0.02)		(5.84)	(5.86)	—	(0.41)	—	(0.41)
2009	$9.73	0.01		3.12	3.13	(0.01)	—	—	(0.01)
2010(4)	$12.85	(0.01)		(0.28)	(0.29)	—	—	—	—
HUNTINGTON NEW ECONOMY FUND
Trust Shares
2005	$14.34	(0.06)		1.82	1.76	—	(0.18)	—	(0.18)
2006	$15.92	(0.06)		1.50	1.44	—	(1.32)	—	(1.32)
2007	$16.04	0.02		1.84	1.86	(0.01)	(3.16)	—	(3.17)
2008	$14.73	(0.04	)(9)	(7.97)	(8.01)	—	—	(0.01)	(0.01)
2009	$6.71	(0.03)		2.66	2.63	—	—	—	—
2010(4)	$9.34	(0.04)		(0.43)	(0.47)	—	—	—	—
Class A Shares
2005	$14.23	(0.05)		1.74	1.69	—	(0.18)	—	(0.18)
2006	$15.74	(0.09)		1.49	1.40	—	(1.32)	—	(1.32)
2007	$15.81	(0.01)		1.81	1.80	—	(3.16)	—	(3.16)
2008	$14.45	(0.07	)(9)	(7.81)	(7.88)	—	—	(0.01)	(0.01)
2009	$6.56	(0.05)		2.60	2.55	—	—	—	—
2010(4)	$9.11	(0.05)		(0.42)	(0.47)	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Amount is less than $0.005.
(4)	Six months ended June 30, 2010 (Unaudited).
(5)	Not annualized.
(6)	Computed on an annualized basis.
(7)	Amount is less than 0.005%.
(8)	Portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).
(9)	Per share net investment income (loss) has been calculated using the average daily shares method.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$15.47	11.36%		1.31%		0.11%		1.32%		$147,477	7%
$16.43	8.09%		1.31%		0.07%		1.31%		$150,902	6%
$16.31	7.79%		1.30%		(0.04)%		1.30%		$149,245	11%
$ 9.93	(37.51)%		1.31%		0.10%		1.31%		$87,843	18%
$13.13	32.59%		1.36%		0.30%		1.36%		$131,638	12%
$12.85	(2.13	)%(5)	1.37	%(6)	—	%(6)(7)	1.37	%(6)	$125,037	10	%(5)

$15.27	11.05%		1.56%		(0.14)%		1.57%		$4,646	7%
$16.18	7.84%		1.56%		(0.17)%		1.56%		$4,986	6%
$16.00	7.53%		1.55%		(0.29)%		1.55%		$5,240	11%
$ 9.73	(37.62)%		1.56%		(0.16)%		1.56%		$2,875	18%
$12.85	32.19%		1.61%		0.04%		1.61%		$3,608	12%
$12.56	(2.26	)%(5)	1.62	%(6)	(0.26	)%(6)	1.62	%(6)	$6,473	10	%(5)

$15.92	12.27%		1.46%		(0.42)%		1.46%		$79,794	61%
$16.04	9.18%		1.43%		(0.39)%		1.43%		$97,791	50%
$14.73	12.19%		1.41%		0.14%		1.41%		$106,812	119	%(8)
$ 6.71	(54.43)%		1.44%		(0.38)%		1.44%		$35,041	127%
$ 9.34	39.20%		1.55%		(0.34)%		1.55%		$45,656	114%
$ 8.87	(5.03	)%(5)	1.58	%(6)	(0.86	)%(6)	1.58	%(6)	$44,915	107	%(5)

$15.74	11.87%		1.71%		(0.64)%		1.71%		$5,804	61%
$15.81	8.96%		1.68%		(0.64)%		1.68%		$8,607	50%
$14.45	11.99%		1.66%		(0.11)%		1.66%		$8,943	119	%(8)
$ 6.56	(54.58)%		1.69%		(0.63)%		1.69%		$3,294	127%
$ 9.11	38.87%		1.80%		(0.62)%		1.80%		$3,609	114%
$8.64	(5.16	)%(5)	1.83	%(6)	(1.11	)%(6)	1.83	%(6)	$4,694	107	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON REAL STRATEGIES FUND
Trust Shares
2007(3)	$10.00	0.11		0.92	1.03	(0.11)	(0.13)	—	(0.24)
2008	$10.79	0.05	(7)	(5.86)	(5.81)	(0.05)	—	(0.03)	(0.08)
2009	$4.90	0.04		1.54	1.58	(0.06)	—	—	(0.06)
2010(8)	$6.42	0.02		(0.61)	(0.59)	—	—	—	—
Class A Shares
2007(3)	$10.00	0.09		0.92	1.01	(0.10)	(0.13)	—	(0.23)
2008	$10.78	0.03	(7)	(5.85)	(5.82)	(0.02)	—	(0.02)	(0.04)
2009	$4.92	0.03		1.54	1.57	(0.06)	—	—	(0.06)
2010(8)	$6.43	0.01		(0.60)	(0.59)	—	—	—	—
HUNTINGTON ROTATING MARKETS FUND
Trust Shares
2005	$10.48	0.06		0.93	0.99	(0.06)	—	—	(0.06)
2006	$11.41	0.12		2.10	2.22	(0.12)	(0.20)	—	(0.32)
2007	$13.31	0.14		1.00	1.14	(0.14)	(0.68)	—	(0.82)
2008	$13.63	0.10		(5.71)	(5.61)	(0.10)	(0.19)	—	(0.29)
2009	$7.73	0.10		2.50	2.60	(0.10)	—	—	(0.10)
2010(8)	$10.23	—	(10)	(1.07)	(1.07)	—	—	—	—
Class A Shares
2005	$10.42	0.03		0.93	0.96	(0.03)	—	—	(0.03)
2006	$11.35	0.10		2.08	2.18	(0.10)	(0.20)	—	(0.30)
2007	$13.23	0.10		0.99	1.09	(0.10)	(0.68)	—	(0.78)
2008	$13.54	0.07		(5.66)	(5.59)	(0.07)	(0.19)	—	(0.26)
2009	$7.69	0.08		2.48	2.56	(0.07)	—	—	(0.07)
2010(8)	$10.18	(0.01)		(1.07)	(1.08)	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Reflects operations for the period from May 1, 2007 (date of commencement of operations) to December 31, 2007.
(4)	Not annualized.
(5)	Does not include the effect of expenses of underlying funds.
(6)	Computed on an annualized basis.
(7)	Per share net investment income (loss) has been calculated using the average daily shares method.
(8)	Six months ended June 30, 2010 (Unaudited).
(9)	The portfolio turnover rate increased significantly during the period. This increase was attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy have not changed (Unaudited).
(10)	Amount less than $0.005.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$10.79	10.41	%(4)	1.49	%(5)(6)	2.54	%(6)	1.61	%(5)(6)	$44,523	39	%(4)
$ 4.90	(53.87)%		1.38	%(5)	0.65%		1.38	%(5)	$35,110	72%
$ 6.42	32.33%		1.38	%(5)	0.82%		1.38	%(5)	$72,641	36%
$ 5.83	(9.19	)%(4)	1.38	%(5)(6)	0.47	%(6)	1.38	%(5)(6)	$72,248	9	%(4)

$10.78	10.22	%(4)	1.70	%(5)(6)	2.30	%(6)	1.83	%(5)(6)	$706	39	%(4)
$ 4.92	(53.95)%		1.63	%(5)	0.39%		1.63	%(5)	$514	72%
$ 6.43	31.82%		1.63	%(5)	0.64%		1.63	%(5)	$1,114	36%
$ 5.84	(9.18	)%(4)	1.63	%(5)(6)	0.16	%(6)	1.63	%(5)(6)	$1,492	9	%(4)

$11.41	9.44%		1.17	%(5)	0.58%		1.17	%(5)	$29,249	48%
$13.31	19.56%		1.15	%(5)	1.13%		1.15	%(5)	$45,161	35%
$13.63	8.67%		1.08	%(5)	1.08%		1.08	%(5)	$53,375	54%
$ 7.73	(41.68)%		1.18	%(5)	0.85%		1.18	%(5)	$28,390	218	%(9)
$10.23	33.64%		1.19	%(5)	1.16%		1.19	%(5)	$41,786	230%
$ 9.16	(10.46	)%(4)	1.22	%(5)(6)	0.07	%(6)	1.22	%(5)(6)	$32,773	142	%(4)

$11.35	9.24%		1.42	%(5)	0.30%		1.42	%(5)	$1,911	48%
$13.23	19.19%		1.40	%(5)	0.95%		1.40	%(5)	$3,438	35%
$13.54	8.43%		1.33	%(5)	0.69%		1.33	%(5)	$3,982	54%
$ 7.69	(41.81)%		1.43	%(5)	0.59%		1.43	%(5)	$2,000	218	%(9)
$10.18	33.32%		1.44	%(5)	0.85%		1.44	%(5)	$1,937	230%
$ 9.10	(10.61	)%(4)	1.47	%(5)(6)	(0.16	)%(6)	1.47	%(5)(6)	$2,249	142	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON SITUS FUND
Trust Shares
2005	$17.09	(0.07)		2.83	2.76	—	(0.61)	—	(0.61)
2006	$19.24	(0.07)		2.12	2.05	—	(1.15)	—	(1.15)
2007	$20.14	0.02		1.94	1.96	—	(2.10)	—	(2.10)
2008	$20.00	0.01		(7.83)	(7.82)	—	(0.47)	—	(0.47)
2009	$11.71	0.03		4.27	4.30	(0.01)	(0.03)	(0.02)	(0.06)
2010(3)	$15.95	(0.05)		(0.39)	(0.44)	—	—	—	—
Class A Shares
2005	$17.00	(0.07)		2.76	2.69	—	(0.61)	—	(0.61)
2006	$19.08	(0.09)		2.08	1.99	—	(1.15)	—	(1.15)
2007	$19.92	(0.03)		1.91	1.88	—	(2.10)	—	(2.10)
2008	$19.70	(0.03)		(7.71)	(7.74)	—	(0.47)	—	(0.47)
2009	$11.49	(0.01)		4.19	4.18	— (6)	(0.03)	— (6)	(0.03)
2010(3)	$15.64	(0.06)		(0.39)	(0.45)	—	—	—	—
HUNTINGTON TECHNICAL OPPORTUNITIES FUND
Trust Shares
2008(7)	$10.00	(0.06	)(8)	(3.31)	(3.37)	—	—	(0.03)	(0.03)
2009	$6.60	0.05		1.07	1.12	(0.05)	—	—	(0.05)
2010(3)	$7.67	(0.02)		(0.77)	(0.79)	—	—	—	—
Class A Shares
2008(7)	$10.00	(0.08	)(8)	(3.30)	(3.38)	—	—	(0.03)	(0.03)
2009	$6.59	0.03		1.06	1.09	(0.03)	—	—	(0.03)
2010(3)	$7.65	(0.02)		(0.77)	(0.79)	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Six months ended June 30, 2010 (Unaudited).
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Amount less than $0.005.
(7)	Reflects operations for the period from May 1, 2008 (date of commencement of operations) to December 31, 2008.
(8)	Per share net investment income (loss) has been calculated using the average daily shares method.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$19.24	16.20%		1.36%		(0.41)%		1.36%		$80,212	14%
$20.14	10.73%		1.38%		(0.34)%		1.38%		$89,230	19%
$20.00	9.95%		1.32%		0.09%		1.32%		$108,350	22%
$11.71	(39.25)%		1.34%		0.06%		1.34%		$77,947	19%
$15.95	36.86%		1.38%		0.25%		1.38%		$141,342	25%
$15.51	(2.76	)%(4)	1.36	%(5)	(0.61	)%(5)	1.36	%(5)	$145,533	22	%(4)

$19.08	15.87%		1.61%		(0.66)%		1.61%		$5,073	14%
$19.92	10.50%		1.64%		(0.59)%		1.64%		$11,685	19%
$19.70	9.66%		1.57%		(0.15)%		1.57%		$15,658	22%
$11.49	(39.44)%		1.59%		(0.21)%		1.59%		$12,121	19%
$15.64	36.52%		1.63%		(0.01)%		1.63%		$16,747	25%
$15.19	(2.88	)%(4)	1.61	%(5)	(0.84	)%(5)	1.61	%(5)	$18,939	22	%(4)

$ 6.60	(33.68	)%(4)	2.58	%(5)	(1.04	)%(5)	2.58	%(5)	$6,148	152	%(4)
$ 7.67	16.91%		1.94%		0.68%		1.94%		$9,644	374%
$ 6.88	(10.30	)%(4)	1.92	%(5)	(0.52	)%(5)	1.92	%(5)	$9,173	247	%(4)

$ 6.59	(33.81	)%(4)	3.13	%(5)	(1.49	)%(5)	3.13	%(5)	$67	152	%(4)
$ 7.65	16.52%		2.20%		0.41%		2.20%		$61	374%
$ 6.86	(10.33	)%(4)	2.19	%(5)	(0.66	)%(5)	2.19	%(5)	$90	247	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON FIXED INCOME SECURITIES FUND
Trust Shares
2005	$21.23	0.76	(0.37)	0.39	(0.76)	(0.07)	(0.83)
2006	$20.79	0.79	(0.04)	0.75	(0.78)	—	(0.78)
2007	$20.76	0.87	0.39	1.26	(0.87)	— (3)	(0.87)
2008	$21.15	0.85	0.24	1.09	(0.85)	(0.05)	(0.90)
2009	$21.34	0.78	0.34	1.12	(0.78)	(0.06)	(0.84)
2010(4)	$21.62	0.35	0.78	1.13	(0.35)	—	(0.35)
Class A Shares
2005	$21.23	0.71	(0.38)	0.33	(0.71)	(0.07)	(0.78)
2006	$20.78	0.74	(0.03)	0.71	(0.73)	—	(0.73)
2007	$20.76	0.82	0.39	1.21	(0.82)	— (3)	(0.82)
2008	$21.15	0.80	0.24	1.04	(0.80)	(0.05)	(0.85)
2009	$21.34	0.73	0.34	1.07	(0.73)	(0.06)	(0.79)
2010(4)	$21.62	0.32	0.78	1.10	(0.32)	—	(0.32)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Trust Shares
2005	$10.52	0.37	(0.23)	0.14	(0.38)	—	(0.38)
2006	$10.28	0.39	(0.04)	0.35	(0.39)	— (3)	(0.39)
2007	$10.24	0.41	0.25	0.66	(0.41)	—	(0.41)
2008	$10.49	0.41	0.40	0.81	(0.41)	—	(0.41)
2009	$10.89	0.35	(0.15)	0.20	(0.35)	—	(0.35)
2010(4)	$10.74	0.16	0.27	0.43	(0.16)	—	(0.16)
Class A Shares
2005	$10.52	0.34	(0.23)	0.11	(0.35)	—	(0.35)
2006	$10.28	0.35	(0.03)	0.32	(0.36)	— (3)	(0.36)
2007	$10.24	0.38	0.25	0.63	(0.38)	—	(0.38)
2008	$10.49	0.38	0.40	0.78	(0.38)	—	(0.38)
2009	$10.89	0.32	(0.15)	0.17	(0.32)	—	(0.32)
2010(4)	$10.74	0.16	0.26	0.42	(0.15)	—	(0.15)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Amount is less than $0.005.
(4)	Six months ended June 30, 2010 (Unaudited).
(5)	Not annualized.
(6)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$20.79	1.86%		1.07%		3.55%		1.07%		$168,764	59%
$20.76	3.74%		1.06%		3.87%		1.06%		$173,305	55%
$21.15	6.23%		1.04%		4.18%		1.04%		$183,283	42%
$21.34	5.32%		1.06%		4.05%		1.06%		$183,011	31%
$21.62	5.36%		1.08%		3.62%		1.08%		$229,570	30%
$22.40	5.24	%(5)	1.08	%(6)	3.16	%(6)	1.08	%(6)	$261,335	18	%(5)

$20.78	1.56%		1.32%		3.36%		1.32%		$1,699	59%
$20.76	3.53%		1.31%		3.62%		1.31%		$1,702	55%
$21.15	5.96%		1.29%		3.92%		1.29%		$2,589	42%
$21.34	5.06%		1.31%		3.80%		1.31%		$2,525	31%
$21.62	5.10%		1.33%		3.36%		1.33%		$3,420	30%
$22.40	5.11	%(5)	1.32	%(6)	2.89	%(6)	1.32	%(6)	$6,584	18	%(5)

$10.28	1.33%		1.09%		3.55%		1.10%		$107,166	34%
$10.24	3.51%		1.08%		3.80%		1.08%		$108,312	32%
$10.49	6.58%		1.08%		3.96%		1.08%		$115,155	30%
$10.89	7.88%		1.07%		3.84%		1.07%		$115,159	27%
$10.74	1.86%		1.10%		3.21%		1.10%		$110,761	26%
$11.01	4.03	%(5)	1.13	%(6)	2.91	%(6)	1.13	%(6)	$112,193	16	%(5)

$10.28	1.08%		1.34%		3.30%		1.35%		$3,707	34%
$10.24	3.25%		1.34%		3.55%		1.34%		$1,599	32%
$10.49	6.32%		1.33%		3.71%		1.33%		$1,588	30%
$10.89	7.62%		1.32%		3.60%		1.32%		$1,438	27%
$10.74	1.60%		1.35%		2.93%		1.35%		$2,215	26%
$11.01	3.90	%(5)	1.37	%(6)	2.64	%(6)	1.37	%(6)	$3,694	16	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Income Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON MORTGAGE SECURITIES FUND
Trust Shares
2005	$9.02	0.29	(0.12)	0.17	(0.31)	(0.01)	(0.32)
2006	$8.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
2007	$9.01	0.34	(0.04)	0.30	(0.36)	(0.03)	(0.39)
2008	$8.92	0.34	(0.12)	0.22	(0.34)	(0.01)	(0.35)
2009	$8.79	0.29	0.15	0.44	(0.31)	—	(0.31)
2010(3)	$8.92	0.14	0.15	0.29	(0.09)	—	(0.09)
Class A Shares
2005	$9.07	0.26	(0.11)	0.15	(0.29)	(0.01)	(0.30)
2006	$8.92	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
2007	$9.06	0.29	(0.02)	0.27	(0.33)	(0.03)	(0.36)
2008	$8.97	0.32	(0.13)	0.19	(0.31)	(0.01)	(0.32)
2009	$8.84	0.27	0.15	0.42	(0.29)	—	(0.29)
2010(3)	$8.97	0.12	0.16	0.28	(0.08)	—	(0.08)
HUNTINGTON OHIO TAX-FREE FUND
Trust Shares
2005	$21.50	0.54	(0.37)	0.17	(0.54)	(0.22)	(0.76)
2006	$20.91	0.58	(0.05)	0.53	(0.58)	—	(0.58)
2007	$20.86	0.55	0.10	0.65	(0.55)	(0.01)	(0.56)
2008	$20.95	0.57	(0.17)	0.40	(0.57)	(0.03)	(0.60)
2009	$20.75	0.59	0.45	1.04	(0.59)	—	(0.59)
2010(3)	$21.20	0.25	0.16	0.41	(0.25)	—	(0.25)
Class A Shares
2005	$21.49	0.49	(0.37)	0.12	(0.49)	(0.22)	(0.71)
2006	$20.90	0.53	(0.06)	0.47	(0.53)	—	(0.53)
2007	$20.84	0.50	0.10	0.60	(0.50)	(0.01)	(0.51)
2008	$20.93	0.51	(0.16)	0.35	(0.51)	(0.03)	(0.54)
2009	$20.74	0.54	0.44	0.98	(0.54)	—	(0.54)
2010(3)	$21.18	0.23	0.17	0.40	(0.23)	—	(0.23)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Six months ended June 30, 2010 (Unaudited).
(4)	Not annualized.
(5)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$8.87	1.96%		1.12%		3.34%		1.12%		$81,950	29%
$9.01	6.06%		1.10%		3.68%		1.10%		$85,995	29%
$8.92	3.33%		1.09%		3.72%		1.09%		$83,728	17%
$8.79	2.45%		1.10%		3.82%		1.10%		$82,729	13%
$8.92	5.17%		1.11%		3.32%		1.11%		$100,114	24%
$9.12	3.27	%(4)	1.12	%(5)	3.08	%(5)	1.12	%(5)	$105,580	11	%(4)

$8.92	1.68%		1.36%		2.03%		1.36%		$1,823	29%
$9.06	5.74%		1.35%		3.41%		1.35%		$1,683	29%
$8.97	3.03%		1.32%		3.45%		1.32%		$3,190	17%
$8.84	2.16%		1.35%		3.55%		1.35%		$3,022	13%
$8.97	4.85%		1.36%		3.07%		1.36%		$2,629	24%
$9.17	3.12	%(4)	1.37	%(5)	2.86	%(5)	1.37	%(5)	$3,059	11	%(4)

$20.91	0.85%		1.16%		2.56%		1.17%		$45,571	45%
$20.86	2.59%		1.17%		2.80%		1.17%		$40,319	17%
$20.95	3.18%		1.18%		2.67%		1.18%		$34,098	15%
$20.75	1.95%		1.22%		2.73%		1.22%		$32,946	19%
$21.20	5.05%		1.20%		2.80%		1.20%		$42,568	21%
$21.36	1.97	%(4)	1.24	%(5)	2.41	%(5)	1.24	%(5)	$47,448	7	%(4)

$20.90	0.59%		1.41%		2.32%		1.42%		$3,222	45%
$20.84	2.29%		1.43%		2.58%		1.43%		$1,686	17%
$20.93	2.93%		1.43%		2.42%		1.43%		$1,706	15%
$20.74	1.74%		1.47%		2.49%		1.47%		$1,422	19%
$21.18	4.74%		1.45%		2.54%		1.45%		$1,745	21%
$21.35	1.89	%(4)	1.49	%(5)	2.15	%(5)	1.49	%(5)	$3,042	7	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Income Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME FUND
Trust Shares
2005	$19.56	0.51	(0.41)	0.10	(0.51)	(0.51)
2006	$19.15	0.60	0.10	0.70	(0.60)	(0.60)
2007	$19.25	0.70	0.21	0.91	(0.70)	(0.70)
2008	$19.46	0.67	(0.59)	0.08	(0.67)	(0.67)
2009	$18.87	0.53	0.91	1.44	(0.53)	(0.53)
2010(3)	$19.78	0.21	0.26	0.47	(0.21)	(0.21)
Class A Shares
2005	$19.56	0.46	(0.40)	0.06	(0.46)	(0.46)
2006	$19.16	0.55	0.10	0.65	(0.55)	(0.55)
2007	$19.26	0.65	0.20	0.85	(0.65)	(0.65)
2008	$19.46	0.63	(0.59)	0.04	(0.63)	(0.63)
2009	$18.87	0.48	0.91	1.39	(0.48)	(0.48)
2010(3)	$19.78	0.19	0.27	0.46	(0.19)	(0.19)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Six months ended June 30, 2010 (Unaudited).
(4)	Not annualized.
(5)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$19.15	0.54%		1.06%		2.65%		1.06%		$119,090	31%
$19.25	3.70%		1.07%		3.11%		1.07%		$95,512	36%
$19.46	4.79%		1.06%		3.60%		1.06%		$82,730	29%
$18.87	0.43%		1.08%		3.51%		1.08%		$79,130	51%
$19.78	7.70%		1.09%		2.67%		1.09%		$149,384	50%
$20.04	2.41	%(4)	1.08	%(5)	2.17	%(5)	1.08	%(5)	$164,295	20	%(4)

$19.16	0.34%		1.31%		2.41%		1.31%		$3,506	31%
$19.26	3.44%		1.33%		2.80%		1.33%		$668	36%
$19.46	4.48%		1.31%		3.35%		1.31%		$485	29%
$18.87	0.18%		1.33%		3.26%		1.33%		$555	51%
$19.78	7.43%		1.33%		2.38%		1.33%		$1,076	50%
$20.05	2.33	%(4)	1.33	%(5)	1.87	%(5)	1.33	%(5)	$6,269	20	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Asset Allocation Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON BALANCED ALLOCATION FUND
2009(2)	$10.00	0.05	0.75	0.80	(0.06)	—	(3)	(0.06)
2010(7)	$10.74	0.04	(0.45)	(0.41)	(0.04)	—		(0.04)
HUNTINGTON CONSERVATIVE ALLOCATION FUND
2009(2)	$10.00	0.08	0.34	0.42	(0.09)	(0.01)		(0.10)
2010(7)	$10.32	0.08	0.01	0.09	(0.08)	—		(0.08)
HUNTINGTON GROWTH ALLOCATION FUND
2009(2)	$10.00	0.04	0.88	0.92	(0.05)	—	(3)	(0.05)
2010(7)	$10.87	0.02	(0.69)	(0.67)	—	—		—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Reflects operations for the period from July 31, 2009 (date of commencement of operations) to December 31, 2009.
(3)	Amount less than $0.005
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Does not include the effect of expenses on underlying funds.
(7)	Six months ended June 30, 2010 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate

$10.74	8.03	%(4)	0.62	%(5)(6)	1.30	%(5)	0.85	%(5)(6)	$13,336	42%
$10.29	(3.84	)%(4)	0.63	%(5)(6)	0.80	%(5)	0.75	%(5)(6)	$18,210	16%

$10.32	4.13	%(4)	0.72	%(5)(6)	1.91	%(5)	0.86	%(5)(6)	$11,248	32%
$10.33	0.85	%(4)	0.76	%(5)(6)	1.51	%(5)	0.80	%(5)(6)	$12,636	7%

$10.87	9.21	%(4)	0.52	%(5)(6)	1.03	%(5)	0.85	%(5)(6)	$12,923	52%
$10.20	(6.16	)%(4)	0.56	%(5)(6)	0.44	%(5)	0.77	%(5)(6)	$14,914	19%

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2010 (Unaudited)

(1)	Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2010, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington Money Market Fund (“Money Market Fund”)	Trust, A, & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Growth Fund (“Growth Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington New Economy Fund (“New Economy Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A

Funds	Investment Share Classes Offered*
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

*	Each class of shares has exclusive voting rights with respect to matters that affect just that class. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Effective May 1, 2010, the Institutional Shares were renamed Trust Shares. Effective June 4, 2010, sales of Class B Shares ceased. Additionally, on June 29, 2010, Class B Shares were converted to Class A Shares.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front-end or contingent deferred sales charges.

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing portfolio

Semi-Annual Shareholder Report

securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Option securities are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Debt securities (including foreign issued debt) are generally categorized as a Level 2 security in the fair value hierarchy. Certificates of Deposit, Time Deposits and Repurchase Agreements are all generally categorized as a Level 2 security in the fair value hierarchy. Mutual Funds, Exchange Traded Funds and cash equivalents are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security).

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2010, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs			Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Securities	Other Financial Investments*
Tax-Free Money Market Fund
Municipal Bonds	$—	$—	$100,873,458		$—	$100,873,458	$—
Cash Equivalents	8,829,279	—	—		—	8,829,279	—

Total	8,829,279	—	100,873,458		—	109,702,737	—
Money Market Fund
Corporate Bonds	—	—	36,549,025		—	36,549,025	—
U.S. Government Agencies	—	—	119,502,467		—	119,502,467	—
U.S. Treasury Obligations	—	—	9,990,433		—	9,990,433	—
Municipal Bonds	—	—	79,365,000		—	79,365,000	—
Commercial Papers	—	—	4,996,242		—	4,996,242	—
Certificates of Deposit	—	—	80,000,000		—	80,000,000	—
Cash Equivalents	47,500,000	—	—		—	47,500,000	—
Time Deposits	—	—	37,000,000		—	37,000,000	—
Repurchase Agreements	—	—	29,240,600		—	29,240,600	—

Total	47,500,000	—	396,643,767		—	444,143,767	—
Ohio Municipal Money Market Fund
Municipal Bonds	—	—	215,119,970		—	215,119,970	—
Cash Equivalents	1,721,483	—	—		—	1,721,483	—

Total	1,721,483	—	215,119,970		—	216,841,453	—
U.S Treasury Money Market Fund
U.S. Treasury Obligations	—	—	249,753,886		—	249,753,886	—
Repurchase Agreements	—	—	120,316,200		—	120,316,200	—

Total	—	—	370,070,086		—	370,070,086	—
Dividend Capture Fund
Common Stocks	60,617,377	—	—		—	60,617,377	—
Preferred Stocks	20,872,858	—	1,137,659	(1)	—	22,010,517	—
Mutual Funds	1,122,000	—	—		—	1,122,000	—
Cash Equivalents	2,893,485	—	—		—	2,893,485	—

Total	85,505,720	—	1,161,563		—	86,643,379	—
Global Select Markets Fund
Common Stocks	18,841,299	—	—		—	18,841,299	—
Foreign Bonds	—	—	1,102,021		—	1,102,021	—
U.S. Treasury Obligations	—	—	600		—	600	—
Mutual Funds	1,264,613	—	—		—	1,264,613	—
Cash Equivalents	2,823,744	—	—		—	2,823,744	—
Written Options	—	(36,075)	—		—	—	(36,075)

Total	22,929,656	(36,075)	1,102,621		—	24,032,277	(36,075)

Semi-Annual Shareholder Report

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
Growth Fund
Common Stocks	$117,940,693	$—	$—	$—	$117,940,693	$—
Cash Equivalents	237,622	—	—	—	237,622	—

Total	118,178,315	—	—	—	118,178,315	—
Income Equity Fund
Common Stocks	94,375,137	—	—	—	94,375,137	—
Cash Equivalents	2,002,587	—	—	—	2,002,587	—
Written Options	—	(29,275)	—	—	—	(29,275)

Total	96,377,724	(29,275)	—	—	96,377,724	(29,275)
International Equity Fund
Common Stocks	234,892,332	—	—	—	234,892,332	—
Mutual Funds	13,678,825	—	—	—	13,678,825	—
Cash Equivalents	15,464,486	—	—	—	15,464,486	—

Total	264,035,643	—	—	—	264,035,643	—
Macro 100 Fund
Common Stocks	32,851,556	—	—	—	32,851,556	—
Cash Equivalents	4,072,653	—	—	—	4,072,653	—

Total	36,924,209	—	—	—	36,924,209	—
Mid Corp America Fund
Common Stocks	125,536,337	—	—	—	125,536,337	—
Cash Equivalents	6,360,313	—	—	—	6,360,313	—

Total	131,896,650	—	—	—	131,896,650	—
New Economy Fund
Common Stocks	47,408,180	—	—	—	47,408,180	—
Cash Equivalents	3,179,379	—	—	—	3,179,379	—
Written Options		(970,830)	—	—	—	(970,830)

Total	50,587,559	(970,830)	—	—	50,587,559	(970,830)
Real Strategies Fund
Common Stocks	61,596,921	—	—	—	61,596,921	—
Corporate Bonds	—	—	792,600	—	792,600	—
Mutual Funds	6,575,446	—	—	—	6,575,446	—
Options Purchased	81,550	—	—	—	81,550	—
Cash Equivalents	6,549,842	—	—	—	6,549,842	—
Written Options	—	(2,020,775)	—	—	—	(2,020,775)

Total	74,803,759	(2,020,775)	792,600	—	75,596,359	(2,020,775)
Rotating Markets Fund
Mutual Funds	32,287,869	—	—	—	32,287,869	—
Cash Equivalents	2,685,611	—	—	—	2,685,611	—

Total	34,973,480	—	—	—	34,973,480	—
Situs Fund
Common Stocks	152,837,043	—	—	—	152,837,043	—
Mutual Funds	1,430,350	—	—	—	1,430,350	—
Cash Equivalents	10,265,167	—	—	—	10,265,167	—
Written Options	—	(64,950)	—	—	—	(64,950)

Total	164,532,560	(64,950)	—	—	164,532,560	(64,950)
Technical Opportunities Fund
Common Stocks	1,908,446	—	—	—	1,908,446	—
Mutual Funds	7,095,777	—	—	—	7,095,777	—
Cash Equivalents	248,999	—	—	—	248,999	—

Total	9,253,222	—	—	—	9,253,222	—
Fixed Income Securities Fund
Corporate Bonds	—	—	139,462,526	—	139,462,526	—
U.S. Government Agencies	—	—	74,695,519	—	74,695,519	—
U.S. Treasury Obligations	—	—	38,739,218	—	38,739,218	—
U.S. Government Mortgage Backed Agencies	—	—	7,231,672	—	7,231,672	—
Preferred Stocks	806,299	—	—	—	806,299	—
Cash Equivalents	7,536,989	—	—	—	7,536,989	—

Total	8,343,288	—	260,128,935	—	268,472,223	—

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
Intermediate Government Income Fund
Corporate Bonds	$—	$—	$2,044,430	$—	$2,044,430	$—
U.S. Government Agencies	—	—	57,539,924	—	57,539,924	—
U.S. Government Mortgage Backed Agencies	—	—	27,080,133	—	27,080,133	—
U.S. Treasury Obligations	—	—	13,793,159	—	13,793,159	—
Collateralized Mortgage Obligations	—	—	11,785,683	—	11,785,683	—
Cash Equivalents	3,129,339	—	—	—	3,129,339	—

Total	3,129,339	—	112,243,329	—	115,372,668	—
Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	—	—	66,560,386	—	66,560,386	—
Common Stocks	9,544,231	—	—	—	9,544,231	—
U.S. Government Agencies	—	—	6,867,136	—	6,867,136	—
Collateralized Mortgage Obligations	—	—	22,499,001	—	22,499,001	—
Cash Equivalents	3,080,282	—	—	—	3,080,282	—

Total	12,624,513	—	95,926,523	—	108,551,036	—
Ohio Tax-Free Fund
Municipal Bonds	—	—	49,676,870	—	49,676,870	—
Cash Equivalents	985,862	—	—	—	985,862	—

Total	985,862	—	49,676,870	—	50,662,732	—
Short/Intermediate Fixed Income Securities Fund
Corporate Bonds	—	—	110,207,555	—	110,207,555	—
U.S. Government Agencies	—	—	51,377,847	—	51,377,847	—
U.S. Treasury Obligations	—	—	5,026,750	—	5,026,750	—
Cash Equivalents	3,089,077	—	—	—	3,089,077	—

Total	3,089,077	—	166,612,152	—	169,701,229	—
Balanced Allocation Fund
Mutual Funds	18,004,534	—	—	—	18,004,534	—
Cash Equivalents	258,794	—	—	—	258,794	—

Total	18,263,328	—	—	—	18,263,328	—
Conservative Allocation Fund
Mutual Funds	12,668,984	—	—	—	12,668,984	—

Total	12,668,984	—	—	—	12,668,984	—
Growth Allocation Fund
Mutual Funds	14,702,582	—	—	—	14,702,582	—
Cash Equivalents	194,661	—	—	—	194,661	—

Total	14,897,243	—	—	—	14,897,243	—

*	Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.

(1)	Consists of Allianz SE, 8.375% listed under Financials.

As of June 30, 2010, there were no significant transfers between levels from the valuation input levels used on March 31, 2010.

B.	Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.	When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may

Semi-Annual Shareholder Report

occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Global Select Markets Fund, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may enter into foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the exchange rates. At June 30, 2010, Global Select Markets Fund, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Dividend Capture Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	400	$94,118
Options written	—	—
Options expired	—	—
Options closed	(300)	(69,349)
Options exercised	(100)	(24,769)
Outstanding at 6/30/2010	—	$—

At June 30, 2010, Dividend Capture Fund had no outstanding options.

The following is a summary of Global Select Markets Fund written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	—	$—
Options written	758	118,001
Options expired	(361)	(45,100)
Options closed	(50)	(7,100)
Options exercised	(247)	(39,558)
Outstanding at 6/30/2010	100	$26,243

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

At June 30, 2010, Global Select Markets had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Depreciation
Baidu, Inc.	Put	July 2010	$70	35	$15,400	$(2,737)
Infosys Technologies, Ltd.	Put	July 2010	62.5	35	12,425	(3,255)
Rio Tinto PLC	Put	July 2010	45	30	8,250	(3,840)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(9,832)

The following is a summary of Growth Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	4,207	$529,707
Options written	3,049	590,113
Options expired	(963)	(125,422)
Options closed	(4,003)	(562,614)
Options exercised	(2,290)	(431,784)
Outstanding at 6/30/2010	—	$—

At June 30, 2010, Growth Fund had no outstanding options.

The following is a summary of Income Equity Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	700	$86,191
Options written	5,690	237,110
Options expired	(1,385)	(60,070)
Options closed	(465)	(32,993)
Options exercised	(700)	(86,191)
Outstanding at 6/30/2010	3,840	$144,047

At June 30, 2010, Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
AstraZeneca PLC	Call	July 2010	$50	430	$12,900	$8,170
HCP, Inc.	Call	July 2010	35	570	9,975	12,259
Intel Corp.	Call	July 2010	24	630	945	15,435
Microsoft Corp.	Call	July 2010	32	660	330	30,030
Time Warner, Inc.	Call	July 2010	34	500	2,500	21,054
XL Capital, Ltd.	Call	July 2010	22	1,050	2,625	27,824
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$114,772

Semi-Annual Shareholder Report

The following is a summary of Macro 100 Fund written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	89	$8,174
Options written	—	—
Options expired	(89)	(8,174)
Options closed	—	—
Options exercised	—	—
Outstanding at 6/30/2010	—	$—

At June 30, 2010, Macro 100 Fund had no outstanding options.

The following is a summary of Mid Corp America Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	—	$—
Options written	755	97,019
Options expired	(560)	(71,179)
Options closed	—	—
Options exercised	(195)	(25,840)
Outstanding at 6/30/2010	—	$—

At June 30, 2010, Mid Corp America Fund had no outstanding options.

The following is a summary of New Economy Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	354	$92,691
Options written	4,370	2,144,879
Options expired	(125)	(47,124)
Options closed	(1,937)	(830,364)
Options exercised	(143)	(19,830)
Outstanding at 6/30/2010	2,519	$1,340,252

At June 30, 2010, New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Advance Auto Parts, Inc.	Call	Sep 2010	$45	69	$44,160	$8,072
Ashland, Inc.	Call	Jul 2010	50	50	4,250	23,100
Bucyrus International, Inc.	Call	Oct 2010	47	128	83,520	12,734
Cree, Inc.	Call	Sep 2010	65	139	59,422	74,117
Cytec Industries, Inc.	Call	Aug 2010	35	67	43,215	(8,577)
F5 Networks, Inc.	Call	Jul 2010	65	127	66,675	23,112
FactSet Research Systems, Inc.	Call	Sep 2010	75	58	5,945	14,279
Forest Oil Corp.	Call	Nov 2010	30	118	31,565	8,200
Helmerich & Payne, Inc.	Call	Sep 2010	37.5	162	44,550	29,483
Intuitive Surgical, Inc.	Call	Oct 2010	340	14	29,750	7,447
Lubrizol Corp.	Call	Sep 2010	80	29	19,865	8,178

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Lululemon Athletica, Inc.	Call	Sep 2010	$35	188	$106,220	$32,892
NewMarket Corp.	Call	Sep 2010	90	48	36,960	25,345
O’Reilly Automotive, Inc.	Call	Aug 2010	45	107	42,800	34,988
Patterson-UTI Energy, Inc.	Call	Nov 2010	15	423	33,840	7,190
Pride International, Inc.	Call	Oct 2010	22.5	115	27,025	230
Salesforce.com, Inc.	Call	Aug 2010	80	58	62,350	(8,585)
SanDisk Corp.	Call	Jul 2010	40	93	32,318	9,199
True Religion Apparel, Inc.	Call	Oct 2010	25	270	41,850	41,039
Unit Corp.	Call	Sep 2010	40	52	19,500	8,944
Veeco Instruments, Inc.	Call	Oct 2010	25	58	64,670	(19,025)
VMware, Inc., Class A	Call	Oct 2010	70	80	28,800	14,159
Wynn Resorts Ltd.	Call	Sep 2010	80	66	41,580	22,901
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$369,422

The following is a summary of Real Strategies Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	3,327	$449,858
Options written	14,474	3,382,180
Options expired	(5,343)	(663,231)
Options closed	(7,890)	(1,797,730)
Options exercised	(818)	(103,376)
Outstanding at 6/30/2010	3,750	$1,267,701

At June 30, 2010, Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Allegheny Technologies, Inc.	Put	July 2010	$55	200	$217,000	$(129,601)
CF Industries Holdings, Inc.	Put	August 2010	75	125	158,437	18,809
Consol Energy, Inc.	Put	July 2010	40	200	127,000	(80,601)
Devon Energy Corp.	Put	July 2010	67.5	125	84,688	(68,026)
iShares Silver Trust	Put	January 2011	16	600	53,400	80,398
Massey Energy Co.	Put	October 2010	43	300	477,000	(300,903)
Oil Services Holders Trust	Put	July 2010	99.1	100	61,250	(21,551)
Peabody Energy Corp.	Put	September 2010	42	200	110,000	(25,501)
Petroleo Brasileiro SA	Put	July 2010	40	300	171,000	(80,401)
Suntech Power Holdings Co. Ltd.	Put	July 2010	14	600	288,000	(48,062)
United States National Gas Fund	Put	January 2011	10	1,000	273,000	(97,635)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(753,074)

Semi-Annual Shareholder Report

The following is a summary of Situs Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	16,927	$2,771,876
Options written	—	—
Options expired	(4,478)	(634,433)
Options closed	(1,972)	(329,551)
Options exercised	(9,077)	(1,550,699)
Outstanding at 6/30/2010	1,400	$257,193

At June 30, 2010, Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
Honda Motor Co., Ltd.	Call	July 2010	$35	300	$1,500	$60,598
Jacobs Engineering Group, Inc.	Call	July 2010	40	520	15,600	123,236
UGI Corp.	Call	July 2010	25	580	47,850	8,409
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$192,243

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of June 30, 2010, and the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010.

Fair Value of Derivative Instruments as of June 30, 2010 is as follows:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts	Investments, at value		Real Strategies Fund	$81,550
		Options Written, at value	Global Select Markets Fund	36,075
			Income Equity Fund	29,275
			New Economy Fund	970,830
			Real Strategies Fund	2,020,775
			Situs Fund	64,950

The effect of Derivative Instruments on the Statements of Operations for the period ended June 30, 2010 is as follows:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Option Contracts	Net Realized gain (loss) on option transactions/net change in unrealized appreciation/depreciation of investments and options	Dividend Growth Fund	$45,345	$(27,118)
		Global Select Markets Fund	51,649	(9,832)
		Growth Fund	111,105	427,217
		Income Equity Fund	(61,632)	99,956
		Macro 100 Fund	8,174	(5,539)
		Mid Corp America Fund	136,715	—
		New Economy Fund	(67,180)	366,891
		Real Strategies Fund	575,145	(777,545)
		Situs Fund	825,769	436,582

Derivative positions open during the period and at period end are reflected for each Fund in the tables above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results of operations.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

F.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Brown Brothers Harriman (“BBH”) serves as the sub-custodian for the securities lending. BBH retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of June 30, 2010, the Funds were not participating in a securities lending program.

G.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At June 30, 2010, the Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund held illiquid restricted securities representing 2.92% and 2.44% of net assets, respectively, as listed below:

Issuer Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)
Fixed Income Securities Fund:
Barrick International Bank Corp., 5.750%, 10/15/16	12/17/09	2,000,000	1,919,640	2,215,090
MBNA America Bank Corp. N.A., 7.125%, 11/15/12	6/20/06	3,000,000	3,205,500	3,266,595
Verizon Wireless, 7.375%, 11/15/13	(a)	2,000,000	2,084,550	2,344,706
Short/Intermediate Fixed Income Securities Fund:
American Express Co., 5.250%, 11/21/11	(b)	2,000,000	1,974,280	2,078,048
MetLife Global Funding I, 5.125%, 11/9/11	3/5/08	2,000,000	2,060,600	2,079,080

(a)	Purchased on various dates beginning 11/20/08.
(b)	Purchased on various dates beginning 1/13/09.

H.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Funds except as follows: Dividend Capture Fund, Income Equity Fund, Mortgage Securities Fund

and Conservative Allocation Fund declare and pay dividends, if any, monthly; Global Select Markets Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Situs Fund Technical Opportunities Fund and Growth Allocation Fund declare and pay dividends, if any, annually; and Growth Fund, Real Strategies Fund and Balanced Allocation Fund declare and pay dividends, if any, quarterly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign

Semi-Annual Shareholder Report

currency gain/loss, paydowns, distributions and income received from pass through investments, and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.

Certain of the Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

J.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class. Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the “settled shares method.” Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

K.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to Global Select Markets Fund, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund have been provided for in accordance with each applicable country’s tax rules and rates.

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$109,702,737	$—	$—	$—
Money Market	444,143,767	—	—	—
Ohio Municipal Money Market Fund	216,841,453	—	—	—
U.S. Treasury Money Market Fund	370,070,086	—	—	—
Dividend Capture Fund	86,343,720	4,682,043	(4,382,384)	299,659
Global Select Markets Fund	25,116,100	492,871	(1,576,694)	(1,083,823)
Growth Fund	114,969,343	8,944,721	(5,735,749)	3,208,972
Income Equity Fund	96,522,044	6,427,574	(6,571,894)	(144,320)
International Equity Fund	260,712,223	23,358,824	(20,035,404)	3,323,420
Macro 100 Fund	36,663,355	3,328,489	(3,067,635)	260,854
Mid Corp America Fund	97,658,563	40,955,228	(6,717,141)	34,238,087
New Economy Fund	52,560,283	2,747,650	(4,720,374)	(1,972,724)
Real Strategies Fund	93,833,584	3,043,500	(21,280,725)	(18,237,225)
Rotating Markets Fund	37,391,152	41,618	(2,459,290)	(2,417,672)
Situs Fund	150,529,698	27,210,096	(13,207,234)	14,002,862
Technical Opportunities Fund	9,749,424	130,216	(626,418)	(496,202)
Fixed Income Securities Fund	250,724,638	17,841,885	(94,300)	17,747,585
Intermediate Government Income Fund	108,789,069	6,608,734	(25,135)	6,583,599
Mortgage Securities Fund	103,655,157	5,475,401	(579,522)	4,895,879
Ohio Tax-Free Fund	49,435,234	1,324,055	(96,557)	1,227,498
Short/Intermediate Fixed Income Securities Fund	164,283,566	5,459,506	(41,843)	5,417,663
Balanced Allocation Fund	18,470,671	181,896	(389,239)	(207,343)
Conservative Allocation Fund	12,413,700	332,551	(77,267)	255,284
Growth Allocation Fund	15,179,128	91,232	(373,117)	(281,885)

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2010.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

As of December 31, 2009, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
Tax-Free Money Market Fund	$232	2011
Tax-Free Money Market Fund	1,529	2012
Tax-Free Money Market Fund	5,818	2013
Tax-Free Money Market Fund	4,861	2014
Tax-Free Money Market Fund	1,434	2015
Tax-Free Money Market Fund	60,543	2016
Tax-Free Money Market Fund	55,252	2017
Money Market Fund	440,755	2011
Money Market Fund	3,032	2012
Money Market Fund	7,224	2013
Money Market Fund	921	2014
Money Market Fund	106	2015
Ohio Municipal Money Market Fund	463	2012
Ohio Municipal Money Market Fund	25,291	2013
Ohio Municipal Money Market Fund	7,739	2014
Ohio Municipal Money Market Fund	12,350	2015
Ohio Municipal Money Market Fund	193,762	2017
Dividend Capture Fund	10,810,813	2016
Dividend Capture Fund	23,672,687	2017
Growth Fund	11,342,958	2016
Growth Fund	14,935,490	2017
Income Equity Fund	3,400,693	2016
Income Equity Fund	23,534,169	2017
International Equity Fund	19,366,897	2017
Macro 100 Fund	6,793,287	2016
Macro 100 Fund	828,373	2017

Fund	Amount	Expires
Mid Corp America Fund	$414,346	2016
Mid Corp America Fund	39,312	2017
New Economy Fund	2,180,297	2016
New Economy Fund	21,860,170	2017
Real Strategies Fund	1,193,027	2016
Real Strategies Fund	15,849,394	2017
Rotating Markets Fund	2,167,913	2016
Rotating Markets Fund	5,422,440	2017
Situs Fund	14,263,710	2017
Technical Opportunities Fund	1,554,752	2016
Technical Opportunities Fund	1,310,624	2017
Fixed Income Securities Fund	1,035,978	2017
Mortgage Securities Fund	6,916	2016
Mortgage Securities Fund	771,527	2017
Ohio Tax-Free Fund	89,568	2017
Short/Intermediate Fixed Income Securities Fund	612,397	2013
Short/Intermediate Fixed Income Securities Fund	1,409,364	2014
Short/Intermediate Fixed Income Securities Fund	299,850	2015
Short/Intermediate Fixed Income Securities Fund	850,465	2016
Short/Intermediate Fixed Income Securities Fund	277,960	2017

During the year ended December 31, 2009, the Money Market Fund and Intermediate Government Income Fund utilized $41,682 and $81,075, respectively, in capital loss carryforwards.

The tax character of distributions paid during the fiscal year ended December 31, 2009, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid
Tax-Free Money Market Fund	$—	$—	$—	$106,763	$—	$106,763
Money Market Fund	119,933	—	119,933	—	—	119,933
Ohio Municipal Money Market Fund	—	—	—	260,936	—	260,936
U.S. Treasury Money Market Fund	75,445	—	75,445	—	—	75,445
Dividend Capture Fund	3,273,481	—	3,273,481	—	181,686	3,455,167
Growth Fund	33,067	—	33,067	—	—	33,067
Income Equity Fund	2,900,265	—	2,900,265	—	78,559	2,978,824
International Equity Fund	2,999,359	599,753	3,599,112	—	—	3,599,112
Macro 100 Fund	59,957	—	59,957	—	255	60,212
Mid Corp America Fund	326,636	—	326,636	—	42,088	368,724
Real Strategies Fund	702,404	—	702,404	—	35,377	737,781
Rotating Markets Fund	425,209	—	425,209	—	—	425,209
Situs Fund	234,007	252,704	486,711	—	159,010	645,721
Technical Opportunities Fund	58,282	—	58,282	—	—	58,282
Fixed Income Securities Fund	7,908,394	592,803	8,501,197	—	—	8,501,197
Intermediate Government Income Fund	3,739,795	347	3,740,142	—	—	3,740,142
Mortgage Securities Fund	3,437,734	—	3,437,734	—	66,854	3,504,588
Ohio Tax-Free Fund	8	—	8	1,165,927	—	1,165,935
Short/Intermediate Fixed Income Securities Fund	3,171,340	—	3,171,340	—	—	3,171,340
Balanced Allocation Fund	74,568	—	74,568	—	—	74,568
Conservative Allocation Fund	96,902	—	96,902	—	—	96,902
Growth Allocation Fund	60,680	—	60,680	—	—	60,680

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

Semi-Annual Shareholder Report

For federal income tax purposes, Global Select Markets Fund had no tax character of distributions paid during the fiscal year ended December 31, 2009.

As of December 31, 2009, the components of accumulated earnings (deficit) were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
Tax-Free Money Market Fund	$—	$—	$—	$—	$—	$(129,669)	$—	$(129,669)
Money Market Fund	—	—	—	—	—	(452,038)	—	(452,038)
Ohio Municipal Money Market Fund	—	—	—	—	—	(239,605)	—	(239,605)
U.S. Treasury Money Market Fund	—	193	—	193	—	—	—	193
Dividend Capture Fund	—	—	—	—	—	(36,386,691)	3,253,008	(33,133,683)
Growth Fund	—	404	—	404	—	(26,278,448)	31,295,683	5,017,639
Income Equity Fund	—	—	—	—	—	(28,131,219)	8,906,797	(19,224,422)
International Equity Fund	—	980	—	980	—	(20,166,690)	42,332,186	22,166,476
Macro 100 Fund	—	—	—	—	—	(8,341,513)	2,322,855	(6,018,658)
Mid Corp America Fund	—	—	—	—	—	(552,268)	42,120,226	41,567,958
New Economy Fund	—	—	—	—	—	(25,917,580)	713,812	(25,203,768)
Real Strategies Fund	—	—	—	—	—	(17,056,129)	(11,968,044)	(29,024,173)
Rotating Markets Fund	—	2,697	—	2,697	—	(7,590,353)	6,168,117	(1,419,539)
Situs Fund	—	—	—	—	—	(16,409,119)	26,013,417	9,604,298
Technical Opportunities Fund	—	2,739	—	2,739	—	(2,865,376)	1,261,020	(1,601,617)
Fixed Income Securities Fund	—	—	—	—	(178)	(1,211,649)	9,850,236	8,638,409
Intermediate Government Income Fund	—	—	268,465	268,465	—	—	3,878,168	4,146,633
Mortgage Securities Fund	—	—	—	—	—	(778,443)	3,112,073	2,333,630
Ohio Tax-Free Fund	1	—	—	1	—	(93,259)	933,207	839,949
Short/Intermediate Fixed Income Securities Fund	—	—	—	—	—	(3,450,036)	3,940,986	490,950
Balanced Allocation Fund	—	88,762	—	88,762	—	—	590,006	678,768
Conservative Allocation Fund	—	32,031	—	32,031	—	—	272,433	304,464
Growth Allocation Fund	—	116,583	—	116,583	—	—	738,710	855,293

*	The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

For federal income tax purposes, Global Select Markets Fund had no components of accumulated earnings (deficit) to report during the fiscal year ended December 31, 2009.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise of the first business day of the Funds’ next taxable year. For the year ended December 31, 2009, the Funds deferred post-October capital losses and post-October currency losses as follows:

Fund	Post October Losses	Post October Currency Losses
Dividend Capture Fund	$1,903,191	$—
Income Equity Fund	1,196,357	—
International Equity Fund	498,911	300,882
Macro 100 Fund	719,853	—
Mid Corp America Fund	98,610	—
New Economy Fund	1,877,113	—
Real Strategies Fund	13,708	—
Situs Fund	2,145,409	—
Fixed Income Securities Fund	175,671	—
Ohio Tax-Free Fund	3,691	—

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

L.	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, as noted below in “Administrative and Financial Administration Fees,” a change in sub-contracted service providers is expected to occur on or about September 1, 2010.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ Investment Advisor. The Advisor receives a fee for its services, computed daily and paid monthly, based on a percentage of each Fund’s average daily net assets on a tiered basis, according to the table below:

	Tiered Annual Rate:
Fund	Up to $500 million	On the next $500 million	In Excess of $1 billion
Tax-Free Money Market Fund	0.30%	0.25%	0.20%
Money Market	0.30%	0.25%	0.20%
Ohio Municipal Money Market Fund	0.30%	0.25%	0.20%
Dividend Capture Fund	0.75%	0.70%	0.65%
Growth Fund	0.60%	0.55%	0.50%
Income Equity Fund	0.60%	0.55%	0.50%
International Equity Fund	1.00%	0.95%	0.90%
Macro 100 Fund	0.75%	0.70%	0.65%
Mid Corp America Fund	0.75%	0.70%	0.65%
New Economy Fund	0.85%	0.80%	0.75%
Real Strategies Fund	0.75%	0.70%	0.65%
Rotating Markets Fund	0.50%	0.45%	0.40%
Situs Fund	0.75%	0.70%	0.65%
Technical Opportunities Fund	0.75%	0.70%	0.65%
Fixed Income Securities Fund	0.50%	0.45%	0.40%
Intermediate Government Income Fund	0.50%	0.45%	0.40%
Mortgage Securities Fund	0.50%	0.45%	0.40%
Ohio Tax-Free Fund	0.50%	0.45%	0.40%
Short/Intermediate Fixed Income Securities Fund	0.50%	0.45%	0.40%

U.S. Treasury Money Market Fund pays the Advisor a fee of 0.20% of its average daily net assets, computed daily and paid monthly. Global Select Markets Fund pays the Advisor a fee of 1.00% of the Fund’s average daily net assets, computed daily and paid monthly, up to $500 million, 0.95% of the Fund’s average daily net assets between $500 million and $1 billion and 0.90% of the Fund’s average daily net assets over $1 billion. The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for Global Select Markets Fund (based on average daily net assets to which it is otherwise entitled to receive and/or to reimburse certain operating expenses to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.90% and 2.15% of Trust Shares and Class A Shares, respectively, effective May 1, 2010 through April 30, 2011. Additionally, each of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund pays the Advisor a fee of 0.10% of its average daily net assets, computed daily and paid monthly. The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.90% of the average daily net assets of each of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund through April 30, 2011.

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Consulting Fee—Laffer Investments, Inc. acts as a Consultant (“the Consultant”) to the Advisor for the Macro 100 Fund. The Advisor pays the Consultant a fee for its services. Neither the Trust nor the Macro 100 Fund is liable for payment of this fee.

Administrative and Financial Administration Fees—Huntington is the Administrator to the Trust, and Unified Fund Services, Inc. (“Unified”) (effective August 1, 2010, Unified changed its name to Huntington Asset Services, Inc.), an affiliate of Huntington, is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, Unified provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. The Administrator pays the Sub-Administrator a fee for the services it provides to the Trust. Huntington also provides portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to Citi Fund Services Ohio, Inc. (“Citi” or “Sub-Financial Administrator”). Citi is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances. On, or about, September 1, 2010, Huntington expects to begin sub-contracting certain fund accounting services to Unified.

Semi-Annual Shareholder Report

Huntington provides administrative and financial administration and accounting services at the following annual rate on a tiered basis:

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Distribution and Shareholder Services Fees—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate qualified intermediaries for distribution services in connection with Class A Shares not to exceed 0.25% of the daily net assets of each Fund’s Class A Shares. Trust Shares are not subject to Rule 12b-1 fees. Class A Shares and Trust Shares are also subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. For the period ended June 30, 2010, Huntington and its affiliates received $2,283,546 in shareholder service fees. For the period ended June 30, 2010, Unified Financial Securities, Inc., the Funds’ distributor, received underwriter commissions of $77,793 earned on sales of Class A Shares. For the period ended June 30, 2010, the Funds re-allowed $149,996 to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expense—Unified is the transfer and dividend disbursing agent for the Funds. For its services, Unified receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for each of the Funds. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. BBH serves as sub-custodian for Global Select Markets Fund’s, International Equity Fund’s, Real Strategies Fund’s, Situs Fund’s and Technical Opportunities Fund’s foreign assets. Huntington and BBH receive fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Compliance Services—The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $125,000 annually.

General—Certain officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/09 Market Value	Purchases	Sales	6/30/10 Market Value	Income
Dividend Capture Fund	$1,008,304	$13,792,649	$(11,907,468)	$2,893,485	$60
Global Select Markets Fund	151	10,093,062	(7,269,719)	2,823,494	115
Growth Fund	515,548	81,133,116	(81,411,042)	237,622	297
Income Equity Fund	843,426	15,772,534	(14,613,373)	2,002,587	111
International Equity	8,877,051	91,957,245	(85,369,810)	15,464,486	876
Macro 100 Fund	2,087,400	10,081,502	(8,096,249)	4,072,653	154
Mid Corp America Fund	6,946,743	18,489,256	(19,075,686)	6,360,313	319
New Economy Fund	4,594,933	28,092,982	(29,508,536)	3,179,379	221
Real Strategies Fund	8,766,417	13,617,041	(15,833,616)	6,549,842	376
Rotating Markets Fund	2,012,698	11,887,257	(11,214,344)	2,685,611	140
Situs Fund	1,505,460	50,934,001	(42,174,294)	10,265,167	209
Technical Opportunities Fund	214,085	3,308,555	(3,273,641)	248,999	26
Fixed Income Securities Fund	5,082,016	49,308,993	(46,854,020)	7,536,989	346
Intermediate Government Income Fund	2,143,403	22,601,623	(21,615,687)	3,129,339	183
Mortgage Securities Fund	2,781,569	17,447,715	(17,149,002)	3,080,282	161
Short/Intermediate Fixed Income Securities Fund	5,261,922	37,036,796	(39,209,641)	3,089,077	247

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated funds is set forth below:

Balanced Allocation Fund	12/31/09 Market Value	Purchases	Sales	6/30/10 Market Value	Income
Money Market Fund	$168,439	$3,665,042	$(3,574,687)	$258,794	$13
Dividend Capture Fund	656,235	460,386	(139,932)	938,590	13,938
Growth Fund	1,360,546	739,038	(314,043)	1,628,313	—
Income Equity Fund	1,392,759	726,838	(265,677)	1,716,548	23,410
International Equity	2,727,944	1,148,137	(1,032,206)	2,467,255	86
Macro 100 Fund	485,037	1,435,779	(27,114)	1,744,749	5
Mid Corp America Fund	636,592	423,134	(133,690)	895,886	9

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Balanced Allocation Fund	12/31/09 Market Value	Purchases	Sales	6/30/10 Market Value	Income
New Economy Fund	$366,926	$384,122	$(32,132)	$670,268	$—
Situs Fund	1,081,195	699,494	(124,985)	1,587,662	11
Fixed Income Securities Fund	2,212,275	1,108,993	(240,342)	3,183,327	42,964
Intermediate Government Income Fund	1,031,894	516,442	(99,635)	1,481,502	18,604
Mortgage Securities Fund	594,823	288,693	(53,236)	844,116	7,562
Short/Intermediate Fixed Income Securities Fund	593,721	290,282	(47,119)	846,318	7,806

Conservative Allocation Fund	12/31/09 Market Value	Purchases	Sales	6/30/10 Market Value	Income
Money Market Fund	$123,821	$1,488,061	$(1,611,882)	$—	$7
Dividend Capture Fund	216,561	84,629	(42,411)	249,245	3,901
Growth Fund	447,260	118,651	(89,914)	434,037	—
Income Equity Fund	457,610	112,295	(77,273)	457,087	6,594
International Equity	896,554	122,735	(256,904)	656,873	—
Macro 100 Fund	159,612	354,919	(11,748)	464,124	—
Mid Corp America Fund	209,368	75,799	(41,112)	238,171	—
New Economy Fund	121,007	82,332	(12,611)	178,681	—
Situs Fund	355,064	125,901	(43,140)	423,070	—
Fixed Income Securities Fund	4,113,792	661,626	(144,816)	4,792,270	70,157
Intermediate Government Income Fund	1,919,886	312,831	(53,629)	2,231,757	30,454
Mortgage Securities Fund	1,104,907	172,588	(31,356)	1,269,483	12,042
Short/Intermediate Fixed Income Securities Fund	1,104,188	171,002	(16,489)	1,274,186	12,778

Growth Allocation Fund*	12/31/09 Market Value	Purchases	Sales	6/30/10 Market Value	Income
Money Market Fund	$222,574	$2,401,217	$(2,429,130)	$194,661	$11
Dividend Capture Fund	831,893	379,810	(158,438)	1,009,976	15,884
Growth Fund	1,717,941	586,386	(373,404)	1,752,750	—
Income Equity Fund	1,757,710	541,279	(295,451)	1,849,780	27,001
International Equity	3,440,856	903,687	(1,244,261)	2,657,730	33
Macro 100 Fund	612,087	1,469,921	(36,511)	1,879,697	2
Mid Corp America Fund	802,306	341,145	(148,701)	965,268	3
New Economy Fund	464,258	352,921	(42,276)	721,886	—
Situs Fund	1,364,686	561,676	(147,540)	1,709,321	4
Fixed Income Securities Fund	878,910	276,598	(112,941)	1,080,036	15,860
Intermediate Government Income Fund	410,555	130,976	(50,293)	503,356	6,884
Mortgage Securities Fund	236,406	70,308	(25,555)	286,463	2,744
Short/Intermediate Fixed Income Securities Fund	235,224	72,854	(25,281)	286,319	2,877

The Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) were subject to a fee waiver and expense reimbursement agreement with the Advisor during the period whereby the Advisor has agreed to waive fees or reimburse expenses in amounts necessary to maintain a minimum yield of 0.01% and in which the Money Market Funds have agreed to repay amounts that were waived or reimbursed by the Advisor for a period up to three years after such waiver or reimbursement was made to the extent that such repayments would not cause the yield of a class to decrease below 0.01%. As of June 30, 2010, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
Tax-Free Money Market Fund	$158,548	2012
	201,545	2013
Money Market Fund	1,526,152	2012
	1,459,422	2013

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
Ohio Municipal Money Market Fund	$506,451	2012
	666,554	2013
U.S. Treasury Money Market Fund	1,437,890	2012
	1,187,538	2013

(4)	Rotating Markets Fund, Real Strategies Fund, Technical Opportunities Fund, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund Structure

Rotating Markets Fund, Real Strategies Fund, Technical Opportunities Fund, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund (“Investing Funds”), in accordance with their prospectus, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incur expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

Semi-Annual Shareholder Report

(5)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2010, were as follows:

Fund	Purchases	Sales
Dividend Capture Fund	$43,845,898	$43,229,736
Global Select Markets Fund	22,783,207	480,881
Growth Fund	145,315,720	161,066,087
Income Equity Fund	27,107,383	34,294,245
International Equity Fund	71,759,490	102,996,365
Macro 100 Fund	10,422,027	3,627,248
Mid Corp America Fund	13,519,905	17,697,187
New Economy Fund	54,098,371	50,533,072
Real Strategies Fund	17,576,153	6,569,981
Rotating Markets Fund	54,900,041	60,603,744
Situs Fund	36,195,056	37,658,634
Technical Opportunities Fund	23,240,910	22,695,214
Fixed Income Securities Fund	68,795,779	43,813,870
Intermediate Government Income Fund	17,717,027	19,494,394
Mortgage Securities Fund	15,040,625	11,413,609
Ohio Tax-Free Fund	7,643,081	3,213,278
Short/Intermediate Fixed Income Securities Fund	53,053,134	29,970,455
Balanced Allocation Fund	8,221,338	2,510,111
Conservative Allocation Fund	2,395,308	821,404
Growth Allocation Fund	5,687,561	2,660,651

Purchases and sales of long-term U.S. government securities, for the period ended June 30, 2010, were as follows:

Fund	Purchases	Sales
Fixed Income Securities Fund	$30,958,763	$29,133,533
Intermediate Government Income Fund	17,717,027	19,494,394
Mortgage Securities Fund	11,580,287	11,081,718
Short/Intermediate Fixed Income Securities Fund	20,020,668	11,066,823

(6)	Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2010, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

(7)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

Semi-Annual Shareholder Report

Supplemental Information (Unaudited)

Shareholder Expense Example

Fund Expenses—As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

Actual Expenses—The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2010	Ending Account Value, June 30, 2010	Expenses Paid During Period(1)	Annualized Expense Ratio

Tax-Free Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$2.58	0.52%
	Hypothetical (2)	$1,000.00	$1,022.22	$2.61	0.52%
Class A Shares	Actual	$1,000.00	$1,000.00	$2.58	0.52%
	Hypothetical (2)	$1,000.00	$1,022.22	$2.61	0.52%
Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.10	$1.39	0.28%
	Hypothetical (2)	$1,000.00	$1,023.41	$1.40	0.28%
Class A Shares	Actual	$1,000.00	$1,000.10	$1.39	0.28%
	Hypothetical (2)	$1,000.00	$1,023.41	$1.40	0.28%
Interfund	Actual	$1,000.00	$1,000.10	$1.39	0.28%
	Hypothetical (2)	$1,000.00	$1,023.41	$1.40	0.28%
Ohio Municipal Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$2.23	0.45%
	Hypothetical (2)	$1,000.00	$1,022.56	$2.26	0.45%
Class A Shares	Actual	$1,000.00	$1,000.00	$2.23	0.45%
	Hypothetical (2)	$1,000.00	$1,022.56	$2.26	0.45%
U.S. Treasury Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.10	$0.69	0.14%
	Hypothetical (2)	$1,000.00	$1,024.10	$0.70	0.14%
Class A Shares	Actual	$1,000.00	$1,000.10	$0.69	0.14%
	Hypothetical (2)	$1,000.00	$1,024.10	$0.70	0.14%
Dividend Capture Fund
Trust Shares	Actual	$1,000.00	$980.50	$7.02	1.43%
	Hypothetical (2)	$1,000.00	$1,017.70	$7.15	1.43%
Class A Shares	Actual	$1,000.00	$979.40	$8.25	1.68%
	Hypothetical (2)	$1,000.00	$1,016.46	$8.40	1.68%

Semi-Annual Shareholder Report

		Beginning Account Value, January 1, 2010	Ending Account Value, June 30, 2010	Expenses Paid During Period(1)	Annualized Expense Ratio
Global Select Markets Fund
Trust Shares	Actual	$1,000.00	$943.00	$9.15	1.90%
	Hypothetical (2)	$1,000.00	$1,015.37	$9.49	1.90%
Class A Shares	Actual	$1,000.00	$942.00	$10.35	2.15%
	Hypothetical (2)	$1,000.00	$1,014.13	$10.74	2.15%
Growth Fund
Trust Shares	Actual	$1,000.00	$903.30	$5.80	1.23%
	Hypothetical (2)	$1,000.00	$1,018.70	$6.16	1.23%
Class A Shares	Actual	$1,000.00	$901.70	$7.03	1.49%
	Hypothetical (2)	$1,000.00	$1,017.41	$7.45	1.49%
Income Equity Fund
Trust Shares	Actual	$1,000.00	$933.30	$5.90	1.23%
	Hypothetical (2)	$1,000.00	$1,018.70	$6.16	1.23%
Class A Shares	Actual	$1,000.00	$932.20	$7.09	1.48%
	Hypothetical (2)	$1,000.00	$1,017.46	$7.40	1.48%
International Equity Fund
Trust Shares	Actual	$1,000.00	$876.70	$7.40	1.59%
	Hypothetical (2)	$1,000.00	$1,016.91	$7.95	1.59%
Class A Shares	Actual	$1,000.00	$875.90	$8.60	1.85%
	Hypothetical (2)	$1,000.00	$1,015.62	$9.25	1.85%
Macro 100 Fund
Trust Shares	Actual	$1,000.00	$958.30	$7.33	1.51%
	Hypothetical (2)	$1,000.00	$1,017.31	$7.55	1.51%
Class A Shares	Actual	$1,000.00	$957.80	$8.54	1.76%
	Hypothetical (2)	$1,000.00	$1,016.07	$8.80	1.76%
Mid Corp America Fund
Trust Shares	Actual	$1,000.00	$978.70	$6.72	1.37%
	Hypothetical (2)	$1,000.00	$1,018.00	$6.85	1.37%
Class A Shares	Actual	$1,000.00	$977.40	$7.94	1.62%
	Hypothetical (2)	$1,000.00	$1,016.76	$8.10	1.62%
New Economy Fund
Trust Shares	Actual	$1,000.00	$949.70	$7.64	1.58%
	Hypothetical (2)	$1,000.00	$1,016.96	$7.90	1.58%
Class A Shares	Actual	$1,000.00	$948.40	$8.84	1.83%
	Hypothetical (2)	$1,000.00	$1,015.72	$9.15	1.83%
Real Strategies Fund
Trust Shares	Actual	$1,000.00	$908.10	$6.53	1.38%
	Hypothetical (2)	$1,000.00	$1,017.95	$6.90	1.38%
Class A Shares	Actual	$1,000.00	$908.20	$7.71	1.63%
	Hypothetical (2)	$1,000.00	$1,016.71	$8.15	1.63%
Rotating Markets Fund
Trust Shares	Actual	$1,000.00	$895.40	$5.73	1.22%
	Hypothetical (2)	$1,000.00	$1,018.74	$6.11	1.22%
Class A Shares	Actual	$1,000.00	$893.90	$6.90	1.47%
	Hypothetical (2)	$1,000.00	$1,017.50	$7.35	1.47%
Situs Fund
Trust Shares	Actual	$1,000.00	$972.40	$6.65	1.36%
	Hypothetical (2)	$1,000.00	$1,018.05	$6.80	1.36%
Class A Shares	Actual	$1,000.00	$971.20	$7.87	1.61%
	Hypothetical (2)	$1,000.00	$1,016.81	$8.05	1.61%

Semi-Annual Shareholder Report

Supplemental Information (Unaudited) (Continued)

		Beginning Account Value, January 1, 2010	Ending Account Value, June 30, 2010	Expenses Paid During Period(1)	Annualized Expense Ratio
Technical Opportunites Fund
Trust Shares	Actual	$1,000.00	$897.00	$9.03	1.92%
	Hypothetical (2)	$1,000.00	$1,015.27	$9.59	1.92%
Class A Shares	Actual	$1,000.00	$896.70	$10.30	2.19%
	Hypothetical (2)	$1,000.00	$1,013.93	$10.94	2.19%
Fixed Income Securities Fund
Trust Shares	Actual	$1,000.00	$1,052.40	$5.50	1.08%
	Hypothetical (2)	$1,000.00	$1,019.44	$5.41	1.08%
Class A Shares	Actual	$1,000.00	$1,051.10	$6.71	1.32%
	Hypothetical (2)	$1,000.00	$1,018.25	$6.61	1.32%
Intermediate Government Income Fund
Trust Shares	Actual	$1,000.00	$1,040.30	$5.72	1.13%
	Hypothetical (2)	$1,000.00	$1,019.19	$5.66	1.13%
Class A Shares	Actual	$1,000.00	$1,039.00	$6.93	1.37%
	Hypothetical (2)	$1,000.00	$1,018.00	$6.85	1.37%
Mortgage Securities Fund
Trust Shares	Actual	$1,000.00	$1,032.70	$5.64	1.12%
	Hypothetical (2)	$1,000.00	$1,019.24	$5.61	1.12%
Class A Shares	Actual	$1,000.00	$1,031.20	$6.90	1.37%
	Hypothetical (2)	$1,000.00	$1,018.00	$6.85	1.37%
Ohio Tax-Free Fund
Trust Shares	Actual	$1,000.00	$1,019.70	$6.21	1.24%
	Hypothetical (2)	$1,000.00	$1,018.65	$6.21	1.24%
Class A Shares	Actual	$1,000.00	$1,018.90	$7.46	1.49%
	Hypothetical (2)	$1,000.00	$1,017.41	$7.45	1.49%
Short/Intermediate Fixed Income Securities Fund
Trust Shares	Actual	$1,000.00	$1,024.10	$5.42	1.08%
	Hypothetical (2)	$1,000.00	$1,019.44	$5.41	1.08%
Class A Shares	Actual	$1,000.00	$1,023.30	$6.67	1.33%
	Hypothetical (2)	$1,000.00	$1,018.20	$6.66	1.33%
Balanced Allocation Fund
Class A Shares	Actual*	$1,000.00	$961.60	$3.06	0.63%
	Hypothetical (2)	$1,000.00	$1,021.67	$3.16	0.63%
Conservative Allocation Fund
Class A Shares	Actual*	$1,000.00	$1,008.50	$3.78	0.76%
	Hypothetical (2)	$1,000.00	$1,021.03	$3.81	0.76%
Growth Allocation Fund
Class A Shares	Actual*	$1,000.00	$938.40	$2.69	0.56%
	Hypothetical (2)	$1,000.00	$1,022.02	$2.81	0.56%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Advisor for the period beginning January 1, 2010 through June 30, 2010. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Shareholder Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q”.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Administrator, Financial Administrator and Custodian of The Huntington Funds. Unified Fund Services, Inc. serves as the Sub-Administrator and is affiliated with the Huntington National Bank. Citi Fund Services Ohio, Inc. serves as Sub-Fund Accountant. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 446327504	Cusip 446327538
Cusip 446327603	Cusip 446327462
Cusip 446327108	Cusip 446327488
Cusip 446327207	Cusip 446327777
Cusip 446327496	Cusip 446327769
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Cusip 446327611	Cusip 446327744
Cusip 446327330	Cusip 446327413
Cusip 446327314	Cusip 446327298
Cusip 446327561	Cusip 446327272
Cusip 446327546	Cusip 446327157
Cusip 446327595	Cusip 446327140
Cusip 446327579	Cusip 446327132
Cusip 446327520

Huntington Funds Shareholder Services: 1-800-253-0412

27057 (08/10)

Semi-Annual Shareholder Report

Balanced Fund

Huntington VA Balanced Fund

Equity Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA New Economy Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Income Funds

Huntington VA Mortgage Securities Fund

JUNE 30, 2010

Huntington VA Balanced Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	59.5%
Fixed Income Mutual Funds[1]	38.1%
Cash[1]	2.4%
Total	100.0%

[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Mutual Funds — 97.5% (a)
238,498	Huntington Fixed Income Securities Fund, Trust Shares	$5,342,352
77,057	Huntington VA Dividend Capture Fund	673,476
468,166	Huntington VA Growth Fund	3,019,672
269,113	Huntington VA Income Equity Fund	2,012,962
141,648	Huntington VA International Equity Fund	1,674,277
110,667	Huntington VA Macro 100 Fund	838,858
47,393	Huntington VA Mid Corp America Fund	672,034
95,071	Huntington VA Mortgage Securities Fund	1,099,972
72,731	Huntington VA New Economy Fund	757,857
36,579	Huntington VA Situs Fund	419,928

	Total Mutual Funds (Cost $16,737,832)	16,511,388

Shares		Value
	Cash Equivalents — 2.4% (a) (b)
405,715	Huntington Money Market Fund, Interfund Shares, 0.010%	$405,715

	Total Cash Equivalents (Cost $405,715)	405,715

	Total Investments (Cost $17,143,547) — 99.9%	16,917,103

	Other Assets in Excess of Liabilities — 0.1%	13,282

	Net Assets — 100.0%	$16,930,385

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

1

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
Common Stocks	71.9%
Preferred Stocks	26.0%
Exchange Traded Funds	1.4%
Cash[1]	0.7%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Common Stocks — 71.7%
	Consumer Discretionary — 5.9%
11,000	Comcast Corp., Class A	$191,070
8,500	Fortune Brands, Inc.	333,030
6,500	J.C. Penney Co., Inc.	139,620
12,000	Lowe’s Cos., Inc.	245,040
1,000	The Walt Disney Co.	31,500
15,500	Time Warner, Inc.	448,105
5,500	V.F. Corp.	391,490

		1,779,855

	Consumer Staples — 8.0%
14,000	General Mills, Inc.	497,280
7,500	Kellogg Co.	377,250
8,500	Reynolds American, Inc.	443,020
8,000	Ruddick Corp.	247,920
2,000	Sanderson Farms, Inc.	101,480
6,500	The Estee Lauder Cos., Inc., Class A	362,245
9,500	Universal Corp.	376,960

		2,406,155

	Energy — 7.1%
7,500	Chevron Texaco Corp.	508,950
4,000	ConocoPhillips	196,360
9,000	Eni SpA ADR	328,950
7,000	Exxon Mobil Corp.	399,490
7,500	Halliburton Co.	184,125
11,000	Marathon Oil Corp.	341,990
9,500	The Williams Cos., Inc.	173,660

		2,133,525

	Financials — 12.9%
17,000	American Financial Group, Inc.	464,440
12,500	BB&T Corp.	328,875
5,750	Chubb Corp.	287,557
5,000	Everest Re Group Ltd.	353,600
22,500	Federated Investors, Inc., Class B	465,975
6,500	JPMorgan Chase & Co.	237,965
5,500	Prudential Financial, Inc.	295,130
10,000	Royal Bank of Canada	477,900
5,000	The Travelers Cos., Inc.	246,250

Shares		Value
	Financials — (continued)
17,500	Unitrin, Inc.	$448,000
12,000	Unum Group	260,400

		3,866,092

	Health Care — 7.2%
10,000	Abbott Laboratories	467,800
13,000	AstraZeneca PLC ADR	612,690
11,500	Baxter International, Inc.	467,360
13,000	Eli Lilly & Co.	435,500
13,000	Pfizer, Inc.	185,380

		2,168,730

	Industrials — 8.6%
5,250	3M Co.	414,698
11,000	A.O. Smith Corp.	530,090
5,000	Deere & Co.	278,400
3,500	Flowserve Corp.	296,800
28,000	General Electric Co.	403,760
1,500	International Paper Co.	33,945
7,500	Raytheon Co.	362,925
4,000	Union Pacific Corp.	278,040

		2,598,658

	Materials — 1.4%
13,000	MeadWestvaco Corp.	288,600
5,000	Southern Copper Corp.	132,700

		421,300

	Real Estate Investment Trusts — 11.7%
9,000	Acadia Realty Trust	151,380
4,000	EastGroup Properties, Inc.	142,320
2,500	Entertainment Properties Trust	95,175
5,500	Equity Residential	229,020
7,000	HCP, Inc.	225,750
9,000	Health Care REIT, Inc.	379,080
12,500	Highwoods Properties, Inc.	347,000
3,500	Liberty Property Trust	100,975
8,000	Mack-Cali Realty Corp.	237,840

See Notes which are an integral part of the Financial Statements.

2

Huntington VA Dividend Capture Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Common Stocks — (continued)
	Real Estate Investment Trusts — (continued)
5,500	Mid-America Apartment Communities, Inc.	$283,085
9,500	National Health Investors, Inc.	366,320
10,000	National Retail Properties, Inc.	214,400
3,750	PS Business Parks, Inc.	209,175
17,000	Ramco-Gershenson Properties Trust	171,700
3,374	Simon Property Group, Inc.	272,451
3,000	Sovran Self Storage, Inc.	103,290

		3,528,961

	Technology — 2.8%
14,000	Intel Corp.	272,300
1,500	International Business Machines Corp.	185,220
5,000	Microsoft Corp.	115,050
18,124	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	176,890
4,000	Texas Instruments, Inc.	93,120

		842,580

	Telecommunications — 2.6%
15,500	AT&T, Inc.	374,945
9,000	CenturyTel, Inc.	299,790
3,500	Verizon Communications, Inc.	98,070

		772,805

	Utilities — 3.5%
13,500	Nicor, Inc.	546,750
33,500	TECO Energy, Inc.	504,845

		1,051,595

	Total Common Stocks (Cost $21,699,593)	21,570,256

	Preferred Stocks — 25.9%
	Consumer Discretionary — 1.2%
1,000	Comcast Corp., 7.000%	25,640
13,000	Viacom, Inc., 6.850%	323,830

		349,470

	Financials — 21.4%
15,000	Allianz SE, 8.375%	379,219
6,000	ASBC Capital I, 7.625%	133,200
12,000	Barclays Bank PLC, Series 2, ADR 6.625%	244,080
16,000	BB&T Capital Trust V, 8.950%	428,480
14,000	Credit Suisse Guernsey, 7.900%	356,300
3,500	HSBC Holdings PLC, Series A, ADR 6.200%	75,075
15,000	JPM Chase Capital XXVI, 8.000%	396,000
5,000	KeyCorp Capital VIII, 7.000%	111,700
4,000	Lincoln National Capital VI, Series F, 6.750%	92,200
13,000	Merrill Lynch & Co. Capital Trust V, 7.280%	289,900
1,000	MetLife, Inc., Series B, 6.500%	23,260
20,000	Morgan Stanley Capital Trust, 6.600%	436,800
27,000	National City Capital Trust II, 6.625%	627,480

Shares		Value
	Financials — (continued)
12,104	Partnerre Ltd., Series D, 6.500%	$265,078
11,914	PLC Capital Trust IV, 7.250%	287,485
20,000	Prudential Financial, Inc., 9.000%	543,600
5,000	Prudential PLC, 6.500%	116,500
21,003	RenaissanceRe Holdings Ltd., Series B, 7.300%	504,282
6,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	117,540
4,692	SunTrust Capital IX, 7.875%	118,144
19,000	Telephone & Data Systems, Inc., Series A, 7.600%	474,430
16,000	Wachovia Capital Trust X, 7.850%	408,960

		6,429,713

	Real Estate Investment Trusts — 1.9%
8,000	Public Storage, Series F, 6.450%	186,960
16,000	Vornado Realty LP, 7.875%	401,920

		588,880

	Utilities — 1.4%
11,000	Dominion Resources, Inc., Series A, 8.375%	305,800
4,000	Xcel Energy, Inc., 7.600%	106,800

		412,600

	Total Preferred Stocks (Cost $7,261,370)	7,780,663

	Mutual Funds — 1.4%
	Exchange Traded Funds — 1.4%
21,000	The Technology Select Sector SPDR Fund	428,400

	Total Mutual Funds (Cost $383,684)	428,400

	Cash Equivalents — 0.7%
201,381	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	201,381

	Total Cash Equivalents (Cost $201,381)	201,381

	Total Investments (Cost $29,546,028) — 99.7%	29,980,700

	Other Assets in Excess of Liabilities — 0.3%	98,112

	Net Assets — 100.0%	$30,078,812

(a)	Rate disclosed is the seven day yield as of June 30, 2010.

(b)	Investment in affiliate.

ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Liability Co.
REIT	—Real Estate Investment Trust

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

3

Huntington VA Growth Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
Technology	34.2%
Energy	16.3%
Industrials	14.5%
Consumer Discretionary	9.5%
Consumer Staples	7.1%
Health Care	7.1%
Financials	5.3%
Materials	4.1%
Telecommunications	1.0%
Utilities	0.5%
Cash[1]	0.4%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Common Stocks — 98.4%
	Consumer Discretionary — 9.4%
3,900	Coach, Inc.	$142,545
17,970	Crocs, Inc.*	190,123
10,450	Ctrip.com International Ltd. ADR*	392,502
4,275	DIRECTV, Class A*	145,008
4,680	Netflix, Inc.*	508,482

		1,378,660

	Consumer Staples — 7.0%
3,940	Colgate-Palmolive Co.	310,315
6,150	General Mills, Inc.	218,448
4,990	Hormel Foods Corp.	201,995
3,950	McCormick & Co., Inc.	149,942
2,490	Procter & Gamble Co.	149,350

		1,030,050

	Energy — 16.1%
3,880	China Petroleum & Chemical Corp. ADR	312,379
1,840	CNOOC Ltd. ADR	313,113
5,760	ConocoPhillips	282,758
2,110	Core Laboratories NV	311,457
6,520	Enbridge, Inc.	303,832
2,800	EOG Resources, Inc.	275,436
4,980	Exxon Mobil Corp.	284,209
7,290	Peabody Energy Corp.	285,258

		2,368,442

	Financials — 5.3%
4,540	China Life Insurance Co. Ltd. ADR	296,008
16,350	Hudson City Bancorp, Inc.	200,124
4,010	JPMorgan Chase & Co.	146,806

Shares		Value
	Financials — (continued)
2,500	Prudential Financial, Inc.	$134,150

		777,088

	Health Care — 7.0%
9,030	Eli Lilly & Co.	302,505
3,290	Express Scripts, Inc.*	154,696
4,400	Mindray Medical International Ltd. ADR	138,248
3,742	Novo-Nordisk A/S ADR	303,177
2,420	Varian Medical Systems, Inc.*	126,517

		1,025,143

	Industrials — 14.3%
7,990	Caterpillar, Inc.	479,959
9,380	CSX Corp.	465,529
4,760	Deere & Co.	265,037
6,920	Union Pacific Corp.	481,009
4,170	W.W. Grainger, Inc.	414,707

		2,106,241

	Materials — 4.0%
4,300	Aluminum Corp. of China Ltd. ADR*	80,238
2,180	ArcelorMittal, Class A NYS	58,337
1,290	BHP Billiton Ltd. ADR	79,967
2,070	Du Pont (E.I.) de Nemours & Co.	71,601
1,200	Freeport-McMoran Copper & Gold, Inc., Class B	70,956
1,120	Praxair, Inc.	85,109
1,830	Rio Tinto PLC ADR	79,788
2,675	Vale SA ADR	65,136

		591,132

See Notes which are an integral part of the Financial Statements.

4

Huntington VA Growth Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Common Stocks — (continued)
	Technology — 33.8%
16,540	Akamai Technologies, Inc.*	$671,028
2,770	Apple, Inc.*	696,738
9,840	Baidu, Inc. SP ADR*	669,907
4,420	Cognizant Technology Solutions Corp., Class A*	221,265
320	Google, Inc., Class A*	142,384
11,550	NetApp, Inc.*	430,931
6,450	Oracle Corp.	138,417
8,060	Salesforce.com, Inc.*	691,709
15,990	SanDisk Corp.*	672,699
10,010	VMware, Inc., Class A*	626,526

		4,961,604

	Telecommunications — 1.0%
2,960	America Movil SA de CV ADR, Series L	140,600

	Utilities — 0. 5%
1,520	NextEra Energy, Inc.	74,115

	Total Common Stocks (Cost $14,828,606)	14,453,075

Shares		Value
	Cash Equivalents — 0.4%
56,505	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$56,505

	Total Cash Equivalents (Cost $56,505)	56,505

	Total Investments (Cost $14,885,111) — 98.8%	14,509,580

	Other Assets in Excess of Liabilities — 1.2%	180,034

	Net Assets — 100.0%	$14,689,614

(a)	Rate disclosed is the seven day yield as of June 30, 2010.

(b)	Investment in affiliate.

*	Non-income producing security.

ADR	—American Depositary Receipt
NYS	—New York Shares
PLC	—Public Liability Co.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

5

Huntington VA Income Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
Financials	15.7%
Industrials	13.8%
Consumer Staples	12.8%
Energy	11.5%
Health Care	11.4%
Consumer Discretionary	9.7%
Technology	6.6%
Utilities	5.7%
Real Estate Investment Trusts	4.6%
Telecommunications	4.1%
Materials	2.4%
Cash[1]	1.7%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Common Stocks — 98.1%
	Consumer Discretionary — 9.7%
17,900	Comcast Corp., Class A	$310,923
13,000	Limited Brands, Inc.	286,910
9,400	The McGraw-Hill Cos., Inc.	264,516
4,800	Time Warner Cable, Inc.	249,984
12,700	Time Warner, Inc. (a)	367,157
4,100	Whirlpool Corp.	360,062

		1,839,552

	Consumer Staples — 12.8%
18,500	ConAgra Foods, Inc.	431,420
9,400	General Mills, Inc.	333,888
4,300	Kimberly-Clark Corp.	260,709
4,200	PepsiCo, Inc.	255,990
6,400	Reynolds American, Inc.	333,568
38,300	Sara Lee Corp.	540,030
9,100	Sysco Corp.	259,987

		2,415,592

	Energy — 11.4%
4,600	Chevron Texaco Corp.	312,156
4,600	ConocoPhillips	225,814
14,900	Enerplus Resources Fund	321,393
6,900	Eni SpA ADR	252,195
16,500	Penn West Energy Trust	313,830
13,500	Repsol YPF SA ADR	271,350
4,400	Royal Dutch Shell PLC ADR	220,968
5,600	Total SA ADR	249,984

		2,167,690

Shares		Value
	Financials — 15.6%
7,700	Bank of Montreal	$417,956
6,000	Canadian Imperial Bank of Commerce	373,380
7,500	Chubb Corp.	375,075
8,700	The Bank of Nova Scotia	400,374
7,000	The Toronto-Dominion Bank	454,370
10,600	The Travelers Cos., Inc.	522,050
26,100	XL Capital Ltd., Class A (a)	417,861

		2,961,066

	Health Care — 11.4%
5,500	Abbott Laboratories	257,290
10,800	AstraZeneca PLC ADR (a)	509,004
12,800	Eli Lilly & Co.	428,800
6,100	Merck & Co., Inc.	213,317
23,700	Pfizer, Inc.	337,962
13,700	Sanofi-Aventis ADR	411,822

		2,158,195

	Industrials — 13.7%
5,200	3M Co.	410,748
6,400	Caterpillar, Inc.	384,448
6,000	General Dynamics Corp.	351,360
22,300	General Electric Co.	321,566
8,200	Northrop Grumman Corp.	446,408
16,300	Pitney Bowes, Inc.	357,948
20,100	R.R. Donnelley & Sons Co.	329,037

		2,601,515

See Notes which are an integral part of the Financial Statements.

6

Huntington VA Income Equity Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Common Stocks — (continued)
	Materials — 2.4%
4,600	Eastman Chemical Co.	$245,456
9,200	MeadWestvaco Corp.	204,240

		449,696

	Real Estate Investment Trusts — 4.6%
14,100	HCP, Inc. (a)	454,725
13,900	Mack-Cali Realty Corp.	413,247

		867,972

	Technology — 6.6%
5,400	Hewlett-Packard Co.	233,712
18,300	Intel Corp. (a)	355,935
2,300	International Business Machines Corp.	284,004
16,500	Microsoft Corp. (a)	379,665

		1,253,316

	Telecommunications — 4.2%
9,100	AT&T, Inc.	220,129
9,100	Vodafone Group PLC ADR	188,097
35,800	Windstream Corp.	378,048

		786,274

Shares		Value
	Utilities — 5.7%
5,300	DTE Energy Co.	$241,733
16,000	Duke Energy Corp.	256,000
25,400	NiSource, Inc.	368,300
5,200	Progress Energy, Inc.	203,944

		1,069,977

	Total Common Stocks (Cost $18,658,188)	18,570,845

	Cash Equivalents — 1.7%
319,828	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	319,828

	Total Cash Equivalents (Cost $319,828)	319,828

	Total Investments (Cost $18,978,016) — 99.8%	18,890,673

	Other Assets in Excess of Liabilities — 0.2%	43,752

	Net Assets — 100.0%	$18,934,425

(a)	All or a portion of the security is held as collateral for options.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2010.

ADR	—American Depositary Receipt
PLC	—Public Liability Co.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

7

Huntington VA International Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
United Kingdom	18.5%
Japan	17.1%
Switzerland	9.3%
Germany	7.6%
France	6.4%
Cash[1]	6.3%
Australia	5.9%
Canada	5.5%
Exchange Traded Funds	4.7%
Singapore	3.3%
Hong Kong	2.9%
Netherlands	2.9%
Spain	2.4%
Italy	2.1%
Taiwan	2.1%
Mexico	1.7%
Netherlands Antilles	1.3%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Common Stocks — 88.7%
	Australia — 5.9%
	Consumer Staples — 3.4%
70,000	Foster’s Group Ltd.	$331,060
11,600	Woolworths Ltd.	262,890

		593,950

	Materials — 2.5%
14,000	BHP Billiton Ltd.	435,270

		1,029,220

	Canada — 5.5%
	Energy — 2.0%
6,870	Cenovus Energy, Inc.	177,177
5,870	EnCana Corp.	178,096

		355,273

	Materials — 1.5%
3,000	Potash Corp. of Saskatchewan, Inc.	258,720

	Telecommunications — 2.0%
12,000	BCE, Inc.	351,240

		965,233

	France — 6.4%
	Energy — 1.5%
6,000	Total SA ADR	267,840

Shares		Value
	France — (continued)
	Financials — 2.2%
3,709	AXA ADR	$56,562
6,147	BNP Paribas	328,176

		384,738

	Materials — 1.6%
5,200	Lafarge SA	281,145

	Utilities — 1.1%
1,600	GDF Suez	45,263
4,823	GDF Suez ADR	137,214

		182,477

		1,116,200

	Germany — 7.6%
	Consumer Discretionary — 1.4%
4,800	Henkel AG & Co. KGaA	233,220

	Health Care — 1.6%
8,500	Stada Arzneimittel AG	281,577

	Industrials — 3.4%
13,000	GEA Group AG	258,450
3,836	Siemens AG ADR	343,437

		601,887

See Notes which are an integral part of the Financial Statements.

8

Huntington VA International Equity Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Common Stocks — (continued)
	Germany — (continued)
	Utilities — 1.2%
8,000	E.ON AG ADR	$214,400

		1,331,084

	Hong Kong — 2.9%
	Consumer Discretionary — 1.2%
65,000	MTR Corp. Ltd.	221,490

	Financials — 1.7%
61,000	The Wharf (Holdings) Ltd.	295,304

		516,794

	Italy — 2.1%
	Energy — 2.1%
12,200	Saipem SpA	370,724

	Japan — 17.0%
	Consumer Discretionary — 3.7%
7,010	Honda Motor Co. Ltd. ADR	201,538
4,900	Makita Corp.	130,737
25,390	Panasonic Corp. ADR	318,137

		650,412

	Consumer Staples — 3.9%
14,000	Shiseido Co. Ltd.	307,994
3,400	Unicharm Corp.	382,951

		690,945

	Financials — 1.2%
49	Japan Prime Realty Investment Corp.	102,987
13	Japan Real Estate Investment Corp.	106,040

		209,027

	Industrials — 3.5%
2,700	FANUC Ltd.	302,965
17,600	KOMATSU Ltd.	318,087

		621,052

	Technology — 3.8%
9,351	Canon, Inc. ADR*	348,886
1,400	KEYENCE Corp.	322,109

		670,995

	Utilities — 0.9%
5,500	The Tokyo Electric Power Co., Inc.	149,749

		2,992,180

	Mexico — 1.7%
	Telecommunications — 1.7%
6,200	America Movil SA de CV ADR, Series L	294,500

	Netherlands — 2.9%
	Consumer Discretionary — 1.8%
10,725	Koninklijke (Royal) Phillips Electronics NV NYS	320,034

	Financials — 1.1%
26,172	ING Groep NV ADR*	193,934

		513,968

Shares		Value
	Netherlands Antilles — 1.3%
	Energy — 1.3%
4,080	Schlumberger Ltd.	$225,787

	Singapore — 3.2%
	Financials — 0.0%
10,200	K-Green Trust*	7,655

	Industrials — 1.7%
51,000	Keppel Corp. Ltd.	307,367

	Telecommunications — 1.5%
12,005	Singapore Telecommunications ADR	256,187

		571,209

	Spain — 2.3%
	Financials — 2.3%
21,708	Banco Bilbao Vizcaya Argentaria SA ADR	223,375
18,000	Banco Santander SA	189,121

		412,496

	Switzerland — 9.3%
	Financials — 2.9%
10,000	ACE Ltd.	514,800

	Health Care — 4.3%
9,690	Novartis AG ADR	468,221
2,080	Roche Holding AG	285,726

		753,947

	Materials — 2.1%
8,030	Syngenta AG ADR	368,175

		1,636,922

	Taiwan — 2.1%
	Technology — 2.1%
37,677	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	367,728

	United Kingdom — 18.5%
	Consumer Discretionary — 1.9%
24,750	Pearson PLC ADR	325,463

	Consumer Staples — 4.6%
3,400	Diageo PLC ADR	213,316
6,600	Reckitt Benckiser Group PLC	305,252
10,000	Tesco PLC	56,297
13,874	Tesco PLC ADR	234,887

		809,752

	Energy — 2.6%
3,750	BG Group PLC ADR	280,125
7,200	Royal Dutch Shell PLC, Class A	181,800

		461,925

	Financials — 4.0%
63,000	Barclays PLC	249,731
18,300	Standard Chartered PLC	444,189

		693,920

	Health Care — 1.9%
9,645	GlaxoSmithKline PLC ADR	328,026

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

9

Huntington VA International Equity Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Common Stocks — (continued)
	United Kingdom — (continued)
	Industrials — 1.7%
36,200	Rolls-Royce Group PLC	$301,416

	Telecommunications — 1.0%
86,000	Vodafone Group PLC	178,187

	Utilities — 0.8%
4,300	Scottish & Southern Energy PLC	71,274
4,525	Scottish & Southern Energy PLC ADR	74,753

		146,027

		3,244,716

	Total Common Stocks (Cost $16,564,465)	15,588,761

	Mutual Funds — 4.7%
	Exchange Traded Funds — 4.7%
15,200	iShares MSCI Hong Kong Index Fund	224,504
4,800	iShares MSCI South Korea Index Fund	214,608
16,300	iShares MSCI Taiwan Index Fund	182,560
8,966	Morgan Stanley India Fund	198,686

	Total Mutual Funds (Cost $702,770)	820,358

Shares		Value
	Cash Equivalents — 6.2%
1,100,869	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$1,100,869

	Total Cash Equivalents (Cost $1,100,869)	1,100,869

	Total Investments (Cost $18,368,104) — 99.6%	17,509,988

	Other Assets in Excess of Liabilities — 0.4%	69,794

	Net Assets — 100.0%	$17,579,782

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

ADR	—American Depositary Receipt
NYS	—New York Shares
PLC	—Public Liability Co.

See Notes which are an integral part of the Financial Statements.

10

Huntington VA Macro 100 Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
Technology	17.4%
Health Care	11.6%
Industrials	11.3%
Energy	11.2%
Consumer Discretionary	11.1%
Consumer Staples	10.9%
Financials	9.2%
Cash[1]	5.0%
Materials	4.6%
Utilities	3.4%
Telecommunications	2.7%
Real Estate Investment Trusts	1.6%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Common Stocks — 94.9%
	Consumer Discretionary — 11.1%
300	AutoZone, Inc.*	$57,966
1,700	Family Dollar Stores, Inc.	64,073
2,500	GameStop Corp.*	46,975
1,900	H&R Block, Inc.	29,811
1,100	Hasbro, Inc.	45,210
2,100	Johnson Controls, Inc.	56,427
2,000	Leggett & Platt, Inc.	40,120
1,200	Meredith Corp.	37,356
3,700	Newell Rubbermaid, Inc.	54,168
1,300	Omnicom Group, Inc.	44,590
2,500	Staples, Inc.	47,625
500	Starwood Hotels & Resorts Worldwide, Inc.	20,715
1,000	The TJX Cos., Inc.	41,950

		586,986

	Consumer Staples — 10.9%
1,700	Avon Products, Inc.	45,050
1,000	Colgate-Palmolive Co.	78,760
1,700	Constellation Brands, Inc.*	26,554
1,500	Dr. Pepper Snapple Group, Inc.	56,085
1,500	Kellogg Co.	75,450
1,100	McCormick & Co., Inc.	41,756
1,400	Procter & Gamble Co.	83,972
2,100	Sysco Corp.	59,997
800	The Clorox Co.	49,728
1,200	The Hershey Co.	57,516

		574,868

Shares		Value
	Energy — 11.2%
900	Apache Corp.	$75,771
600	Baker Hughes, Inc.	24,942
500	ConocoPhillips	24,545
800	Denbury Resources, Inc.*	11,712
1,100	Devon Energy Corp.	67,012
600	Entergy Corp.	42,972
700	EOG Resources, Inc.	68,859
994	Exxon Mobil Corp.	56,712
700	Integrys Energy Group, Inc.	30,618
1,900	Marathon Oil Corp.	59,071
500	Occidental Petroleum Corp.	38,575
900	Peabody Energy Corp.	35,217
300	PPL Corp.	7,485
700	Range Resources Corp.	28,105
900	Rowan Cos., Inc.*	19,746

		591,342

	Financials — 9.2%
2,700	Hudson City Bancorp, Inc.	33,048
2,900	JPMorgan Chase & Co.	106,169
1,300	Lincoln National Corp.	31,577
2,300	Marshall & Ilsley Corp.	16,514
2,000	Morgan Stanley	46,420
1,600	The Allstate Corp.	45,968
700	Torchmark Corp.	34,657
3,000	U.S. Bancorp	67,050
4,054	Wells Fargo & Co.	103,782

		485,185

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

11

Huntington VA Macro 100 Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Common Stocks — (continued)
	Health Care — 11.6%
1,000	Becton, Dickinson & Co.	$67,620
500	C.R. Bard, Inc.	38,765
1,000	Genzyme Corp.*	50,770
800	Gilead Sciences, Inc.*	27,424
1,400	Johnson & Johnson	82,684
1,100	McKesson Corp.	73,876
1,850	Medtronic, Inc.	67,099
4,200	Mylan Laboratories, Inc.*	71,568
1,300	Patterson Cos., Inc.	37,089
900	Stryker Corp.	45,054
900	Zimmer Holdings, Inc.*	48,645

		610,594

	Industrials — 11.3%
600	Cummins, Inc.	39,078
500	Flowserve Corp.	42,400
1,100	General Dynamics Corp.	64,416
1,400	Illinois Tool Works, Inc.	57,792
800	ITT Corp.	35,936
600	Jacobs Engineering Group, Inc.*	21,864
1,000	Pall Corp.	34,370
1,350	Republic Services, Inc., Class A	40,135
1,400	Union Pacific Corp.	97,314
1,000	United Parcel Service, Inc., Class B	56,890
1,300	United Technologies Corp.	84,383
250	W.W. Grainger, Inc.	24,863

		599,441

	Materials — 4.6%
1,800	Ball Corp.	95,094
1,000	Ecolab, Inc.	44,910
1,700	Pactiv Corp.*	47,345
500	The Dow Chemical Co.	11,860
2,500	Titanium Metals Corp.*	43,975

		599,441

	Real Estate Investment Trusts — 1.6%
1,400	HCP, Inc.	45,150
3,000	Host Hotels & Resorts, Inc.	40,440

		85,590

Shares		Value
	Technology — 17.3%
300	Apple, Inc.*	$75,459
1,200	BMC Software, Inc.*	41,556
4,200	Cisco Systems, Inc.*	89,502
1,500	Cognizant Technology Solutions Corp., Class A*	75,090
2,100	eBay, Inc.*	41,181
2,400	EMC Corp.*	43,920
1,500	Fiserv, Inc.*	68,490
125	Google, Inc., Class A*	55,619
1,700	Intuit, Inc.*	59,109
15,800	Jabil Circuit, Inc.	210,140
3,500	Monster Worldwide, Inc.*	40,775
3,800	Symantec Corp.*	52,744
7,848	Xerox Corp.	63,098

		916,683

	Telecommunications — 2.7%
1,700	CenturyTel, Inc.	56,627
3,000	Verizon Communications, Inc.	84,060

		140,687

	Utilities — 3.4%
1,300	Consolidated Edison, Inc.	56,030
1,000	Dominion Resources, Inc.	38,740
1,100	Pinnacle West Capital Corp.	39,996
1,200	Progress Energy, Inc.	47,064

		181,830

	Total Common Stocks (Cost $5,396,994)	5,016,390

	Cash Equivalents — 5.1%
266,528	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	266,528

	Total Cash Equivalents (Cost $266,528)	266,528

	Total Investments (Cost $5,663,522) — 100.0%	5,282,918

	Other Assets in Excess of Liabilities — 0.0%	944

	Net Assets — 100.0%	$5,283,862

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

See Notes which are an integral part of the Financial Statements.

12

Huntington VA Mid Corp America Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
Industrials	18.5%
Technology	15.2%
Consumer Discretionary	12.6%
Health Care	11.7%
Financials	10.9%
Energy	7.4%
Materials	6.7%
Utilities	4.4%
Consumer Staples	4.0%
Cash[1]	3.8%
Real Estate Investment Trusts	3.7%
Telecommunications	1.1%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Common Stocks — 96.2%
	Consumer Discretionary — 12.6%
910	Advance Auto Parts, Inc.	$45,664
3,290	Aeropostale, Inc.*	94,226
2,100	Best Buy Co., Inc.	71,106
3,320	Bob Evans Farms, Inc.	81,738
4,200	BorgWarner, Inc.*	156,828
4,010	Fidelity National Title Group, Inc., Class A	52,090
3,700	GameStop Corp.*	69,523
2,700	Guess?, Inc.	84,348
2,500	Hanover Insurance Group, Inc.	108,750
2,790	Harman International Industries, Inc.*	83,393
4,750	Hewitt Associates, Inc., Class A*	163,685
3,900	J. Crew Group, Inc.*	143,559
2,700	Kohl’s Corp.*	128,250
5,158	Nordstrom, Inc.	166,036
3,220	PetSmart, Inc.	97,147
850	Polo Ralph Lauren Corp.	62,016
2,040	Ross Stores, Inc.	108,712
4,782	Royal Caribbean Cruises Ltd.*	108,886
1,300	UniFirst Corp.	57,226
2,020	V.F. Corp.	143,783
1,030	Whirlpool Corp.	90,455
1,000	Wolverine World Wide, Inc.	25,220

		2,142,641

	Consumer Staples — 4.0%
4,130	Church & Dwight Co., Inc.	258,992
3,370	Constellation Brands, Inc.*	52,639
3,700	Dr. Pepper Snapple Group, Inc.	138,343

Shares		Value
	Consumer Staples — (continued)
2,560	NBTY, Inc.*	$87,066
2,711	Ralcorp Holding, Inc.*	148,563

		685,603

	Energy — 7.4%
2,100	Baker Hughes, Inc.	87,297
6,058	Chesapeake Energy Corp.	126,915
1,500	Forest Oil Corp.*	41,040
3,800	Helmerich & Payne, Inc.	138,776
3,670	Murphy Oil Corp.	181,848
3,600	National Fuel Gas Co.	165,168
4,584	Noble Energy, Inc.	276,553
8,500	Spectra Energy Corp.	170,595
1,493	Unit Corp.*	60,601

		1,248,793

	Financials — 10.9%
1,300	Allied World Assurance Co. Holdings Ltd.	58,994
2,700	BancorpSouth, Inc.	48,276
5,000	Cincinnati Financial Corp.	129,350
3,459	City National Corp.	177,204
4,610	CoreLogic, Inc.	81,413
580	Everest Re Group Ltd.	41,018
4,610	First American Financial Corp.	58,455
2,234	FirstMerit Corp.	38,268
1,210	HCC Insurance Holdings, Inc.	29,960
6,970	Hudson City Bancorp, Inc.	85,313
2,800	Invesco Ltd.	47,124
1,300	Jones Lang LaSalle, Inc.	85,332
2,567	Legg Mason, Inc.	71,953

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

13

Huntington VA Mid Corp America Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Common Stocks — (continued)
	Financials — (continued)
3,700	Lincoln National Corp.	$89,873
8,036	Old Republic International Corp.	97,477
5,840	Principal Financial Group	136,890
2,830	Prosperity Bancshares, Inc.	98,342
2,900	T. Rowe Price Group, Inc.	128,731
3,907	Torchmark Corp.	193,435
3,510	Trustmark Corp.	73,078
2,100	Unum Group	45,570
2,700	Wilmington Trust Corp.	29,943

		1,845,999

	Health Care — 11.7%
7,700	AmerisourceBergen Corp.	244,475
1,580	Biogen Idec, Inc.*	74,971
1,776	Cephalon, Inc.*	100,788
2,400	Coventry Health Care, Inc.*	42,432
6,356	Life Technologies Corp.*	300,321
5,749	Lincare Holdings, Inc.*	186,900
4,280	Owens & Minor, Inc.	121,466
4,900	PDL BioPharma, Inc.	27,538
2,100	Quest Diagnostics, Inc.	104,517
4,240	St. Jude Medical, Inc.*	153,022
8,813	Thermo Fisher Scientific, Inc.*	432,278
5,020	Watson Pharmaceutical, Inc.*	203,661

		1,992,369

	Industrials — 18.5%
1,275	Alliant Techsystems, Inc.*	79,127
3,900	CNH Global NV NYS*	88,335
6,112	Cooper Industries PLC	268,928
4,400	Cummins, Inc.	286,572
2,100	Elbit Systems Ltd.	105,525
3,000	EMCOR Group, Inc.*	69,510
400	G&K Services, Inc., Class A	8,260
3,700	General Cable Corp.*	98,605
3,400	ITT Corp.	152,728
6,900	John Bean Technologies Corp.	105,225
6,938	Kennametal, Inc.	176,433
5,059	L-3 Communications Holdings, Inc.	358,380
2,000	Ladish Co., Inc.*	45,440
2,500	Mohawk Industries, Inc.*	114,400
3,379	Pall Corp.	116,136
3,034	Parker Hannifin Corp.	168,266
1,900	Precision Castparts Corp.	195,548
2,600	Quanex Building Products Corp.	44,954
900	R.R. Donnelley & Sons Co.	14,733
2,000	Rayonier, Inc.	88,040
400	Rockwell International Corp.	19,636
2,700	Ryder System, Inc.	108,621
2,093	Stanley Black & Decker Inc.	105,738
2,821	Teleflex, Inc.	153,124
3,900	Thomas & Betts Corp.*	135,330
3,228	Weatherford International Ltd.*	42,416

		3,150,010

Shares		Value
	Materials — 6.7%
2,200	Albemarle Corp.	$87,362
2,300	AptarGroup, Inc.	86,986
800	Ball Corp.	42,264
3,800	Cytec Industries, Inc.	151,962
3,500	FMC Corp.	201,005
1,800	Innophos Holdings, Inc.	46,944
3,500	Intrepid Potash, Inc.*	68,495
2,460	Lubrizol Corp.	197,563
400	Minerals Technologies, Inc.	19,016
2,400	Pactiv Corp.*	66,840
1,550	PPG Industries, Inc.	93,635
2,700	RPM International, Inc.	48,168
800	Schnitzer Steel Industries, Inc.	31,360

		1,141,600

	Real Estate Investment Trusts — 3.7%
1,270	Alexandria Real Estate Equities, Inc.	80,480
1,200	Federal Realty Investment Trust	84,324
1,600	Home Properties, Inc.	72,112
3,631	Host Hotels & Resorts, Inc.	48,946
1,600	Liberty Property Trust	46,160
1,700	Mid-America Apartment Communities, Inc.	87,499
2,140	PS Business Parks, Inc.	119,369
2,340	Sovran Self Storage, Inc.	80,566

		619,456

	Technology — 15.2%
29,008	Activision Blizzard, Inc.	304,294
1,400	Amdocs Ltd.*	37,590
6,200	Arris Group, Inc.*	63,178
2,895	Benchmark Electronics, Inc.*	45,886
2,430	BMC Software, Inc.*	84,151
3,100	Broadcom Corp., Class A	102,207
2,800	Citrix Systems, Inc.*	118,244
6,900	CTS Corp.	63,756
1,000	Cymer, Inc.*	30,040
1,960	Electronic Arts, Inc.*	28,224
4,205	Fidelity National Information Services, Inc.	112,778
1,800	Fiserv, Inc.*	82,188
3,632	FLIR Systems, Inc.*	105,655
5,210	Forrester Research, Inc.*	157,654
4,300	Harris Corp.	179,095
7,580	infoGROUP, Inc.*	60,488
6,610	Integrated Device Technology, Inc.*	32,719
1,500	Intersil Corp., Class A	18,165
3,700	JDA Software Group, Inc.*	81,326
1,400	Molex, Inc.	25,536
2,000	Multi-Fineline Electronix, Inc.*	49,920
3,948	NCR Corp.*	47,850
6,400	NVIDIA Corp.*	65,344
14,520	ON Semiconductor Corp.*	92,638
3,100	Parametric Technology Corp.*	48,577
2,240	Progress Software Corp.*	67,267
4,100	Synopsys, Inc.*	85,567

See Notes which are an integral part of the Financial Statements.

14

Huntington VA Mid Corp America Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Common Stocks — (continued)
	Technology — (continued)
2,700	Syntel, Inc.	$91,665
6,468	Teradata Corp.*	197,145
3,762	Varian Semiconductor Equipment Associates, Inc.*	107,819

		2,586,966

	Telecommunications — 1.1%
6,942	Aviat Networks, Inc.*	25,200
3,417	CenturyTel, Inc.	113,820
1,200	Telus Corp.	43,440

		182,460

	Utilities — 4.4%
1,500	AGL Resources, Inc.	53,730
2,000	Atmos Energy Corp.	54,080
1,000	Constellation Energy Group, Inc.	32,250
7,881	MDU Resources Group, Inc.	142,094
1,800	New Jersey Resources Corp.	63,360
8,128	Questar Corp.	369,743
1,670	Xcel Energy, Inc.	34,419

		749,676

	Total Common Stocks (Cost $12,573,436)	16,345,573

Shares		Value
	Cash Equivalents — 3.8%
644,589	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$644,589

	Total Cash Equivalents (Cost $644,589)	644,589

	Total Investments (Cost $13,218,025) — 100.0%	16,990,162

	Other Assets in Excess of Liabilities — 0.0%	6,240

	Net Assets — 100.0%	$16,996,402

(a)	Rate disclosed is the seven day yield as of June 30, 2010.

(b)	Investment in affiliate.

*	Non-income producing security.

NYS	—New York Shares
PLC	—Public Liability Co.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

15

Huntington VA New Economy Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
Technology	17.7%
Consumer Discretionary	16.5%
Health Care	15.5%
Energy	12.0%
Industrials	10.0%
Financials	7.6%
Materials	6.8%
Cash[1]	4.2%
Consumer Staples	3.7%
Utilities	2.5%
Real Estate Investment Trusts	1.2%
Telecommunications	1.2%
Transportation	1.1%
Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Common Stocks — 97.8%
	Consumer Discretionary — 16.8%
1,400	Advance Auto Parts, Inc. (a)	$70,252
6,230	Aeropostale, Inc.*	178,428
2,800	Bally Technologies, Inc.*	90,692
1,500	Coinstar, Inc.*	64,455
1,200	DG FastChannel, Inc.*	39,096
2,100	DreamWorks Animation SKG, Inc., Class A*	59,955
2,300	Fossil, Inc.*	79,810
2,000	Helen of Troy Ltd.*	44,120
3,200	Iconix Brand Group, Inc.*	45,984
3,300	Las Vegas Sands Corp.*	73,062
3,700	Limited Brands, Inc.	81,659
4,160	Lululemon Athletica, Inc.* (a)	154,835
1,300	Netflix, Inc.*	141,245
2,270	O’Reilly Automative, Inc.* (a)	107,961
1,400	Phillips-Van Heusen Corp.	64,778
1,400	Skechers USA, Inc.*	51,128
2,660	The Buckle, Inc.	86,237
7,000	True Religion Apparel, Inc.* (a)	154,490
4,300	United Rentals, Inc.*	40,076
1,500	Wynn Resorts Ltd. (a)	114,405
2,800	Zumiez, Inc.*	45,108

		1,787,776

	Consumer Staples — 3.7%
1,700	Diamond Foods, Inc.	69,870
1,100	Energizer Holdings, Inc.*	55,308

Shares		Value
	Consumer Staples — (continued)
4,200	Green Mountain Coffee Roasters, Inc.*	$107,940
4,200	Hansen Natural Corp.*	164,262

		397,380

	Energy — 12.3%
2,700	Alpha Natural Resources, Inc.*	91,449
1,800	Baker Hughes, Inc.	74,826
1,000	Cimarex Energy Co.	71,580
4,600	Comstock Resources, Inc.*	127,512
2,500	Forest Oil Corp.* (a)	68,400
7,300	Helix Energy Solutions Group, Inc.*	78,621
3,400	Helmerich & Payne, Inc. (a)	124,168
2,800	Lufkin Industries, Inc.	109,172
1,200	Oil States International, Inc.*	47,496
9,500	Patterson-Uti Energy, Inc. (a)	122,265
2,400	Petroleo Brasileiro SA ADR	82,368
3,300	Plains Exploration & Production Co.*	68,013
4,000	Quicksilver Resources, Inc.*	44,000
2,200	Range Resources Corp.	88,330
3,100	Superior Energy Services, Inc.*	57,877
1,100	Unit Corp.* (a)	44,649

		1,300,726

	Financials — 7.8%
7,500	AmeriCredit Corp.*	136,650
1,300	Ameriprise Financial, Inc.	46,969
3,500	Eaton Vance Corp.	96,635
1,320	Everest Re Group Ltd.	93,350
9,400	New York Community Bancorp, Inc.	143,538
2,900	Protective Life Corp.	62,031

See Notes which are an integral part of the Financial Statements.

16

Huntington VA New Economy Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Common Stocks — (continued)
	Financials — (continued)
1,800	SVB Financial Group*	$74,214
36,500	Synovus Financial Corp.	92,710
1,500	Westamerica Bancorp	78,780

		824,877

	Health Care — 15.8%
6,100	AmerisourceBergen Corp.	193,675
1,800	Beckman Coulter, Inc.	108,522
6,400	Cepheid, Inc.*	102,528
1,500	HeartWare International, Inc.*	105,105
3,100	Illumina, Inc.*	134,943
300	Intuitive Surgical, Inc.* (a)	94,686
2,360	Life Technologies Corp.*	111,510
6,300	NxStage Medical, Inc.*	93,492
2,000	ResMed, Inc.*	121,620
2,600	Thoratec Corp.*	111,098
6,200	United Therapeutics Corp.*	302,622
5,900	Vertex Pharmaceuticals, Inc.*	194,110

		1,673,911

	Industrials — 10.2%
2,700	Bucyrus International, Inc. (a)	128,115
1,800	Crane Co.	54,378
3,500	Curtiss-Wright Corp.	101,640
3,700	Foster Wheeler AG*	77,922
2,200	Gardner Denver, Inc.	98,098
5,900	Insituform Technologies, Inc., Class A*	120,832
4,900	KBR, Inc.	99,666
1,500	Polaris Industries, Inc.	81,930
3,500	Robbins & Myers, Inc.	76,090
2,200	Rockwell International Corp.	107,998
2,300	Terex Corp.*	43,102
2,700	The Shaw Group, Inc.*	92,394

		1,082,165

	Materials — 7.0%
1,100	Ashland, Inc. (a)	51,062
1,800	Barrick Gold Corp.	81,738
1,500	CF Industries Holdings, Inc.	95,175
1,500	Cytec Industries, Inc. (a)	59,985
1,400	Freeport-McMoran Copper & Gold, Inc., Class B	82,782
700	Lubrizol Corp. (a)	56,217
1,000	NewMarket Corp. (a)	87,320
2,580	Pride International, Inc.* (a)	57,637
8,300	Steel Dynamics, Inc.	109,477
1,000	Walter Energy, Inc.	60,850

		742,243

	Real Estate Investment Trusts — 1.3%
1,000	SL Green Realty Corp.	55,040
2,100	The Macerich Co.	78,372

		133,412

Shares		Value
	Technology — 18.1%
2,700	Adobe Systems, Inc.*	$71,361
3,100	Cognex Corp.	54,498
3,120	Cree, Inc.* (a)	187,294
2,800	F5 Networks, Inc.* (a)	191,996
1,300	FactSet Research Systems, Inc. (a)	87,087
1,900	Fiserv, Inc.*	86,754
14,800	Integrated Device Technology, Inc.*	73,260
3,100	Lam Research Corp.*	117,986
5,500	Marvell Technology Group Ltd.*	86,680
3,800	National Instruments Corp.	120,764
2,700	Quality Systems, Inc.	156,573
4,600	Rovi Corp.*	174,386
1,300	Salesforce.com, Inc.* (a)	111,566
2,060	SanDisk Corp.* (a)	86,664
1,300	Veeco Instruments, Inc.* (a)	44,564
1,800	VMware, Inc., Class A* (a)	112,662
6,800	Volterra Semiconductor Corp.*	156,808

		1,920,903

	Telecommunications — 1.2%
17,600	ADC Telecommunications, Inc.*	130,416

	Transportation — 1.1%
5,900	Knight Transportation, Inc.	119,416

	Utilities — 2.5%
1,600	Alliant Energy Corp.	50,784
3,185	FirstEnergy Corp.	112,208
1,600	IDACORP, Inc.	53,232
1,400	OGE Energy Corp.	51,184

		267,408

	Total Common Stocks (Cost $10,838,079)	10,380,633

	Cash Equivalents — 4.3%
451,451	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	451,451

	Total Cash Equivalents (Cost $451,451)	451,451

	Total Investments (Cost $11,289,530) — 102.1%	10,832,084

	Liabilities in Excess of Other Assets — (2.1)%	(220,726)

	Net Assets — 100.0%	$10,611,358

(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.

ADR	—American Depositary Receipt

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

17

Huntington VA Real Strategies Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
Energy	30.0%
Materials	20.8%
Cash[1]	14.8%
Industrials	13.5%
Real Estate Investment Trusts	6.6%
Exchange Traded Funds	3.7%
Consumer Staples	3.2%
Corporate Bonds	2.6%
Investment Company	2.2%
Exchange Traded Notes	1.5%
Utilities	1.1%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Common Stocks — 77.5%
	Consumer Staples — 3.2%
3,800	Cosan Ltd., Class A*	$35,492
1,700	Tyson Foods, Inc., Class A	27,863

		63,355

	Energy — 30.9%
1,100	Arch Coal, Inc.	21,791
800	Canadian Natural Resources Ltd.	26,584
1,200	Chesapeake Energy Corp.	25,140
1,940	El Paso Corp.	21,553
400	El Paso Pipeline Partners LP	11,468
800	EnCana Corp.	24,272
670	Enterprise Products Partners LP	23,698
710	Exxon Mobil Corp.	40,508
600	Frontier Oil Corp.	8,070
1,300	Hugoton Royalty Trust	24,674
1,100	Linn Energy LLC	29,205
900	Marathon Oil Corp.	27,981
600	National Oilwell Varco, Inc.	19,842
1,275	Natural Resource Partners LP	30,141
690	Newfield Exploration Co.*	33,714
700	Noble Corp.	21,637
600	Peabody Energy Corp.	23,478
700	Petroleo Brasileiro SA ADR	24,024
900	Rowan Cos., Inc.*	19,746
500	Sasol Ltd. ADR	17,635
500	Smith International, Inc.	18,825
1,600	Spectra Energy Corp.	32,112
986	StatoilHydro ASA ADR	18,882
1,500	Tesoro Corp.	17,505
500	Transocean Ltd.*	23,165

Shares		Value
	Energy — (continued)
1,000	Valero Energy Corp.	$17,980

		603,630

	Industrials — 14.0%
1,100	AGCO Corp.*	29,667
400	Bucyrus International, Inc.	18,980
200	Canadian National Railway Co.	11,476
700	Deere & Co.	38,976
300	Fluor Corp.	12,750
1,100	Foster Wheeler AG*	23,166
1,000	Harsco Corp.	23,500
1,000	KOMATSU Ltd. ADR	18,110
2,400	Manitowoc Co.	21,936
200	POSCO ADR	18,864
800	Rayonier, Inc.	35,216
900	Robbins & Myers, Inc.	19,566

		272,207

	Materials — 21.4%
350	Agrium, Inc.	17,129
400	BHP Billiton Ltd. ADR	24,796
1,200	Cameco Corp.	25,536
300	FMC Corp.	17,229
350	Monsanto Co.	16,177
200	Nucor Corp.	7,656
2,400	Olin Corp.	43,416
270	Potash Corp. of Saskatchewan, Inc.	23,285
300	Praxair, Inc.	22,797
1,200	Rio Tinto PLC ADR	52,320
800	Sociedad Quimica y Minera de Chile SA ADR	26,088
500	Tenaris SA ADR	17,305

See Notes which are an integral part of the Financial Statements.

18

Huntington VA Real Strategies Fund

Portfolio of Investments (continued)

June 30, 2010

Shares or Principal Amount		Value
	Common Stocks — (continued)
	Materials — (continued)
100	Terra Nitrogen Co., LP	$6,811
500	The Mosaic Co.	19,490
8,700	Uranium Energy Corp.*	20,532
6,300	USEC, Inc.*	29,988
1,000	Vale SA ADR	24,350
800	Yara International ASA ADR	22,408

		417,313

	Real Estate Investment Trusts — 6.8%
190	Avalonbay Communities, Inc.	17,740
400	Boston Properties, Inc.	28,536
2,000	Duke Realty Corp.	22,700
1,000	Plum Creek Timber Co., Inc.	34,530
403	Vornado Realty Trust	29,399

		132,905

	Utilities — 1.2%
500	Questar Corp.	22,745

	Total Common Stocks (Cost $1,641,501)	1,512,155

	Corporate Bonds — 2.7%
	Financials — 2.7%
$50,000	Credit Suisse Securities (USA) LLC, 0.00%, 3/26/13 (a) (b)	52,840

	Total Corporate Bonds (Cost $50,000)	52,840

	Mutual Funds — 7.6%
	Exchange Traded Funds — 3.8%
300	Oil Service HOLDRs Trust	28,392
1,200	PowerShares DB Agriculture Fund	28,788
500	UltraShort 20+ Year Treasury ProShares	17,740

		74,920

Shares		Value
	Exchange Traded Notes — 1.5%
1,000	iPath Dow Jones-AIG Livestock Total Return Sub-Index*	$28,940

	Investment Company — 2.3%
3,000	Central Fund of Canada Ltd., Class A	45,210

	Total Mutual Funds (Cost $162,512)	149,070

	Cash Equivalents — 15.2%
296,912	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (c) (d)	296,912

	Total Cash Equivalents (Cost $296,912)	296,912

	Total Investments (Cost $2,150,925) — 103.0%	2,010,977

	Liabilities in Excess of Other Assets — (3.0)%	(59,133)

	Net Assets — 100.0%	$1,951,844

(a)	All or a portion of the security is held as collateral for options.

(b)	Zero-Coupon security.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

ADR	—American Depositary Receipt
LLC	—Limited Liability Co.
LP	—Limited Partnership
PLC	—Public Liability Co.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

19

Huntington VA Rotating Markets Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
Exchange Traded Funds	91.3%
Cash[1]	8.7%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Mutual Funds — 91.2%
	Exchange Traded Funds — 91.2%
3,000	iShares Cohen & Steers Realty Majors Index Fund	$164,730
3,200	iShares Dow Jones U.S. Transportation Average Index Fund	231,552
8,900	iShares EAFE Index Fund	413,939
11,100	iShares MSCI Emerging Markets Index Fund	414,252
14,300	iShares MSCI EMU Index Fund	408,265
20,800	PowerShares QQQ	888,368
20,600	Rydex S&P Equal Weight Index Fund	778,680
16,750	S&P Depositary Receipt	1,728,935
7,850	SPDR KBW Insurance	276,791

	Total Mutual Funds (Cost $5,802,276)	5,305,512

Shares		Value
	Cash Equivalents — 8.7%
506,281	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$506,281

	Total Cash Equivalents (Cost $506,281)	506,281

	Total Investments (Cost $6,308,557) — 99.9%	5,811,793

	Other Assets in Excess of Liabilities — 0.1%	3,481

	Net Assets — 100.0%	$5,815,274

(a)	Rate disclosed is the seven day yield as of June 30, 2010.

(b)	Investment in affiliate.

See Notes which are an integral part of the Financial Statements.

20

Huntington VA Situs Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
Health Care	16.8%
Industrials	15.9%
Financials	13.2%
Technology	12.3%
Energy	10.1%
Materials	8.9%
Consumer Discretionary	7.9%
Consumer Staples	4.4%
Telecommunications	3.2%
Utilities	2.6%
Cash[1]	2.1%
Real Estate Investment Trusts	1.8%
Exchange Traded Funds	0.8%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Common Stocks — 96.9%
	Bermuda — 2.2%
	Financials — 2.2%
5,250	Arch Capital Group Ltd.*	$391,125

	Brazil — 0.2%
	Consumer Discretionary — 0.2%
500	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	34,760

	Cayman Islands — 0.8%
	Consumer Staples — 0.8%
7,100	Fresh Del Monte Produce, Inc.*	143,704

	Chile — 0.2%
	Materials — 0.2%
800	Sociedad Quimica y Minera de Chile SA ADR	26,088

	Finland — 1.2%
	Industrials — 1.2%
2,000	Cargotec Corp., Class B	51,558
4,200	Kone Oyj, Class B	166,980

		218,538

	Germany — 0.7%
	Consumer Staples — 0.3%
1,500	Douglas Holding AG	62,432

	Health Care — 0.4%
1,900	Stada Arzneimittel AG	62,941

		125,373

Shares		Value
	Hong Kong — 0.3%
	Consumer Discretionary — 0.3%
13,000	Television Broadcasts Ltd.	$60,251

	Ireland — 0.6%
	Consumer Staples — 0.6%
3,500	Kerry Group PLC	96,941

	Japan — 1.0%
	Consumer Discretionary — 0.3%
2,000	Honda Motor Co. Ltd. ADR	57,500

	Industrials — 0.3%
3,500	Sato Corp.	41,935

	Technology — 0.4%
14,800	Furuno Electric Co. Ltd.	71,925

		171,360

	Sweden — 0.2%
	Consumer Discretionary — 0.2%
4,800	Haldex AB*	40,797

	United Kingdom — 0.6%
	Technology — 0.6%
26,003	Halma PLC	105,663

	United States — 88.9%
	Consumer Discretionary — 6.7%
10,000	Cabela’s, Inc., Class A*	141,400
3,000	Ennis, Inc.	45,030
3,000	Jakks Pacific, Inc.*	43,140
500	Polo Ralph Lauren Corp.	36,480
10,000	Quanta Services, Inc.*	206,500
2,000	Rent-A-Center, Inc.*	40,520

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

21

Huntington VA Situs Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Common Stocks — (continued)
	United States — (continued)
	Consumer Discretionary — (continued)
3,000	ScanSource, Inc.*	$74,790
22,000	Southwest Airlines Co.	244,420
1,000	Speedway Motorsports, Inc.	13,560
10,000	Urban Outfitters, Inc.*	343,900

		1,189,740

	Consumer Staples — 2.7%
10,000	Owens-Illinois, Inc.*	264,500
1,000	Sanderson Farms, Inc.	50,740
20,000	Sonic Corp.*	155,000

		470,240

	Energy — 10.1%
6,000	Alliance Resource Partners LP	269,820
4,000	Atwood Oceanics, Inc.*	102,080
7,000	Carbo Ceramics, Inc.	505,330
7,800	Denbury Resources, Inc.*	114,192
500	Dril-Quip, Inc.*	22,010
1,744	Helix Energy Solutions Group, Inc.*	18,783
10,000	Lufkin Industries, Inc.	389,900
1,000	Newfield Exploration Co.*	48,860
3,000	Oceaneering International, Inc.*	134,700
2,000	Rowan Cos., Inc.*	43,880
2,500	SM Energy Co.	100,400
3,000	TETRA Technologies, Inc.*	27,240

		1,777,195

	Financials — 10.9%
8,000	BB&T Corp.	210,480
12,000	Cullen/Frost Bankers, Inc.	616,800
15,000	Protective Life Corp.	320,850
25,000	Raymond James Financial, Inc.	617,250
3,000	SCBT Financial Corp.	105,660
1,500	WSFS Financial Corp.	53,895

		1,924,935

	Health Care — 16.5%
20,000	Albany Molecular Research*	103,400
650	Bio-Rad Laboratories, Inc., Class A*	56,218
8,500	Cerner Corp.*	645,065
12,000	Edwards LifeSciences Corp.*	672,240
3,000	Kindred Healthcare, Inc.*	38,520
13,000	Kinetic Concepts, Inc.*	474,630
18,000	Lincare Holdings, Inc.*	585,180
7,000	Osiris Therapeutics, Inc.*	40,670
1	PharMerica Corp.*	15
4,000	ViroPharma, Inc.*	44,840
6,000	Watson Pharmaceutical, Inc.*	243,420

		2,904,198

	Industrials — 14.4%
3,500	Alliant Techsystems, Inc.*	217,210
15,000	BE Aerospace, Inc.*	381,450
12,000	EnPro Industries, Inc.*	337,800
3,000	Exlservice Holdings, Inc.*	51,510
5,500	Flowserve Corp.	466,400

Shares		Value
	Industrials — (continued)
8,000	Harsco Corp.	$188,000
10,000	Jacobs Engineering Group, Inc.* (a)	364,400
3,000	Quaker Chemical Corp.	81,270
1,000	Ryder System, Inc.	40,230
20,000	Trinity Industries, Inc.	354,400
2,000	Watts Water Technologies, Inc., Class A	57,320

		2,539,990

	Materials — 8.8%
5,000	Albemarle Corp.	198,550
1,048	CF Industries Holdings, Inc.	66,496
3,000	Commercial Metals Co.	39,660
1,000	Deckers Outdoor Corp.*	142,870
1,500	Eagle Materials, Inc.	38,895
3,000	Eastman Chemical Co.	160,080
4,000	RTI International Metals, Inc.*	96,440
5,000	Texas Industries, Inc.	147,700
2,400	The Scotts Co.	106,584
19,000	Trimble Navigation Ltd.*	532,000
500	United States Lime & Minerals, Inc.*	19,260
31	Vulcan Materials Co.	1,359

		1,549,894

	Real Estate Investment Trusts — 1.8%
3,500	Camden Property Trust	142,975
1,064	CBL & Associates Properties, Inc.	13,236
8,500	Equity One, Inc.	132,600
2,000	Weingarten Realty Investors	38,100

		326,911

	Technology — 11.2%
8,000	ACI Worldwide, Inc.*	155,760
1,000	American Superconductor Corp.*	26,690
11,000	Anixter International, Inc.*	468,600
4,000	Black Box Corp.	111,560
3,000	Hutchinson Technology, Inc.*	12,990
6,000	Imation Corp.*	55,140
25,000	Jabil Circuit, Inc.	332,500
1,000	OYO Geospace Corp.*	48,480
16,600	Red Hat, Inc.*	480,404
6,000	Sigma Designs, Inc.*	60,060
10,000	Standard Microsystems Corp.*	232,800

		1,984,984

	Telecommunications — 3.2%
20,000	CommScope, Inc.*	475,400
12,300	General Communication, Inc., Class A*	93,357

		568,757

	Utilities — 2.6%
1,000	AGL Resources, Inc.	35,820
5,000	Hawaiian Electric Industries, Inc.	113,900
6,000	Portland General Electric Co.	109,980
7,500	UGI Corp.	190,800
		450,500

		15,687,344

	Total Common Stocks (Cost $18,240,046)	17,101,944

See Notes which are an integral part of the Financial Statements.

22

Huntington VA Situs Fund

Portfolio of Investments (continued)

June 30, 2010

Shares		Value
	Mutual Funds — 0.8%
	Exchange Traded Funds — 0.8%
3,500	iShares FTSE/Xinhua China 25 Index Fund	$136,955

	Total Mutual Funds (Cost $89,145)	136,955

	Cash Equivalents — 2.1%
362,821	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	362,821

	Total Cash Equivalents (Cost $362,821)	362,821

	Total Investments (Cost $18,692,012) — 99.8%	17,601,720

	Other Assets in Excess of Liabilities — 0.2%	41,156

	Net Assets — 100.0%	$17,642,876

(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of June 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.

ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Liability Co

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

23

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2010

Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Agencies	57.6%
Collateralized Mortgage Obligations	14.9%
U.S. Government Agencies	14.8%
Real Estate Investment Trusts	9.0%
Cash[1]	3.7%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2010, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2010

Shares		Value
	Common Stocks — 9.0%
	Real Estate Investment Trusts — 9.0%
1,553	Acadia Realty Trust	$26,121
900	Alexandria Real Estate Equities, Inc.	57,033
500	AMB Property Corp.	11,855
600	American Campus Communities, Inc.	16,374
500	Associated Estates Realty Corp.	6,475
700	BioMed Realty Trust, Inc.	11,263
600	Boston Properties, Inc.	42,804
1,000	Cogdell Spencer, Inc.	6,760
700	Corporate Office Properties Trust	26,432
100	Developers Diversified Realty Corp.	990
1,200	Digital Reality Trust, Inc.	69,216
2,000	Douglas Emmett, Inc.	28,440
2,300	Duke Realty Corp.	26,105
600	DuPont Fabros Technology, Inc.	14,736
1,300	EastGroup Properties, Inc.	46,254
1,000	Equity Lifestyle Properties, Inc.	48,230
1,100	Equity Residential	45,804
600	Essex Property Trust, Inc.	58,524
1,000	Excel Trust, Inc.*	12,000
300	Federal Realty Investment Trust	21,081
700	HCP, Inc.	22,575
800	Home Properties, Inc.	36,056
2,014	Host Hotels & Resorts, Inc.	27,149
700	Kilroy Realty Corp.	20,811
1,100	Kimco Realty Corp.	14,784
1,500	Kite Realty Group Trust	6,270
2,100	LaSalle Hotel Properties	43,197
1,100	Mack-Cali Realty Corp.	32,703
400	National Retail Properties, Inc.	8,576
500	Nationwide Health Properties, Inc.	17,885
300	Pennsylvania Real Estate Investment Trust	3,666
100	Post Properties, Inc.	2,273
700	ProLogis Trust	7,091
700	Public Storage, Inc.	61,537
500	Regency Centers Corp.	17,200

Shares or Principal Amount		Value
	Real Estate Investment Trusts — (continued)
674	Simon Property Group, Inc.	$54,426
400	SL Green Realty Corp.	22,016
200	Sovran Self Storage, Inc.	6,886
900	Tanger Factory Outlet Centers, Inc.	37,242
300	Terreno Realty Corp.*	5,313
1,213	The Macerich Co.	45,269
816	UDR, Inc.	15,610
1,600	Ventas, Inc.	75,120
716	Vornado Realty Trust	52,232
900	Weingarten Realty Investors	17,145
200	Westfield Group	2,035

	Total Common Stocks (Cost $1,252,676)	1,231,564

	U.S. Government Mortgage Backed Agencies — 57.5%
	Federal Home Loan Mortgage Corporation — 19.6%
$ 33,465	Pool # M80982, 5.000%, 7/1/12	34,430
28,493	Pool # M81004, 5.000%, 1/1/13	29,314
16,027	Pool # B18052, 4.500%, 3/1/15	16,606
32,371	Pool # J03237, 5.500%, 8/1/16	35,095
19,767	Pool # E96459, 5.000%, 5/1/18	21,245
169,701	Pool # J10396, 4.000%, 7/1/19	179,270
18,357	Pool # G18008, 4.500%, 9/1/19	19,569
9,663	Pool # G18015, 4.500%, 10/1/19	10,301
88,569	Pool # G12286, 5.000%, 7/1/21	94,831
66,362	Pool # G12297, 6.000%, 7/1/21	72,322
80,221	Pool # G12425, 5.500%, 10/1/21	86,821
108,812	Pool # E02402, 6.000%, 10/1/22	118,312
51,702	Pool # C90779, 5.000%, 1/1/24	54,823
17,007	Pool # C90837, 5.500%, 6/1/24	18,401
217,820	Pool # G13629, 4.500%, 8/1/24	230,028
229,607	Pool # J11053, 4.500%, 10/1/24	242,475
292,358	Pool # J11829, 4.000%, 3/1/25	304,092

See Notes which are an integral part of the Financial Statements.

24

Huntington VA Mortgage Securities Fund

Portfolio of Investments (continued)

June 30, 2010

Principal Amount		Value
	U.S. Government Mortgage Backed Agencies — (continued)
	Federal Home Loan Mortgage Corporation — (continued)
$ 41,370	Pool # C91000, 6.000%, 11/1/26	$45,226
181,166	Pool # C91175, 5.000%, 5/1/28	192,557
234,748	Pool # C91251, 4.500%, 6/1/29	246,083
297,640	Pool # C91296, 5.000%, 4/1/30	316,532
44,122	Pool # 1G0865, 4.879%, 7/1/35 (a)	46,436
118,573	Pool # A55565, 6.000%, 12/1/36	129,011
137,868	Pool # G03498, 5.500%, 11/1/37	148,144

		2,691,924

	Federal National Mortgage Association — 30.2%
15,736	Pool # 254955, 4.000%, 10/1/10	15,797
11,914	Pool # 255224, 4.000%, 5/1/11	12,067
41,429	Pool # 254717, 4.500%, 4/1/13	42,442
29,247	Pool # 254914, 4.500%, 9/1/13	30,048
160,162	Pool # 786729, 5.500%, 8/1/19	174,014
104,088	Pool # 254501, 5.500%, 9/1/22	112,790
201,496	Pool # 889255, 5.000%, 3/1/23	215,333
17,257	Pool # 254908, 5.000%, 9/1/23	18,431
10,408	Pool # 255360, 5.000%, 8/1/24	11,108
190,192	Pool # 935763, 4.000%, 11/1/24	198,152
584,252	Pool # 932438, 4.000%, 1/1/25	608,706
290,184	Pool # AC9607, 4.000%, 1/1/25	302,058
41,815	Pool # 255711, 5.500%, 4/1/25	45,177
43,110	Pool # 357771, 5.000%, 5/1/25	45,954
39,265	Pool # 255745, 5.500%, 5/1/25	42,533
169,179	Pool # 255834, 4.500%, 6/1/25	178,785
39,940	Pool # 255767, 5.500%, 6/1/25	43,152
32,553	Pool # 255808, 5.000%, 7/1/25	34,897
119,642	Pool # 255984, 4.500%, 11/1/25	126,435
38,805	Pool # 256116, 6.000%, 2/1/26	42,448
195,491	Pool # 257163, 5.000%, 4/1/28	207,927
144,341	Pool # 257238, 5.000%, 6/1/28	153,522
235,303	Pool # MA0115, 4.500%, 7/1/29	244,688
237,167	Pool # AC1219, 4.500%, 8/1/29	248,587
190,769	Pool # MA0171, 4.500%, 9/1/29	199,954
19,709	Pool # 721540, 5.000%, 7/1/33	20,963
105,685	Pool # 746683, 5.500%, 10/1/33	113,998
29,711	Pool # 786457, 5.235%, 7/1/34 (a)	31,720
21,718	Pool # 845573, 5.429%, 2/1/36 (a)	23,181
148,803	Pool # 745511, 5.000%, 4/1/36	157,738
144,823	Pool # 831487, 5.500%, 4/1/36	155,716
135,436	Pool # 868935, 5.500%, 5/1/36	145,624
97,778	Pool # 903812, 5.500%, 12/1/36	105,133
43,645	Pool # 907484, 6.000%, 1/1/37	47,425

		4,156,503

	Government National Mortgage Association — 7.7%
15,601	Pool # 3590, 5.500%, 8/20/19	16,896
40,698	Pool # 3708, 5.500%, 5/20/20	44,043
47,245	Pool # 3741, 4.500%, 8/20/20	50,253
42,489	Pool # 683937, 6.000%, 2/15/23	46,210

Principal Amount		Value
	Government National Mortgage Association — (continued)
$153,060	Pool # 666057, 5.000%, 3/15/23	$164,484
10,851	Pool # 3571, 6.500%, 6/20/34	12,050
157,418	Pool # 605653, 5.500%, 8/15/34	171,109
9,536	Pool # 3637, 5.500%, 11/20/34	10,376
36,847	Pool # 3710, 5.000%, 5/20/35	39,478
38,336	Pool # 650348, 5.500%, 11/15/35	41,640
179,428	Pool # 676974, 5.500%, 5/15/38	194,220
249,313	Pool # 733602, 5.000%, 4/15/40	266,305

		1,057,064

	Total U.S. Government Mortgage Backed Agencies (Cost $7,579,259)	7,905,491

	Collateralized Mortgage Obligations — 14.9%
	Citicorp Mortgage Securities, Inc. — 0.6%
86,703	5.500%, 10/25/35	81,355

	Federal Home Loan Bank — 2.7%
134,136	Series 00-0606, Class Y, 5.270%, 12/28/12	143,692
41,699	Series 6B-2012, Class 1, 5.125%, 4/25/12	44,292
97,573	Series 7I-2012, Class A, 5.000%, 6/15/12	103,432
44,187	Series SK-2015, Class 1, 5.140%, 8/18/15	48,088
29,054	Series Z2-2013, Class A, 4.800%, 2/25/13	30,934

		370,438

	Federal Home Loan Mortgage Corporation — 7.2%
243,076	Series 2541, Class VL, 5.500%, 11/15/20	256,995
137,139	Series 2542, Class DH, 5.500%, 2/15/22	144,134
19,757	Series 2649, Class OL, 4.500%, 4/15/26	19,832
50,000	Series 2672, Class GH, 5.500%, 8/15/31	53,216
60,296	Series 2770, Class TC, 4.000%, 1/15/18	62,459
200,000	Series 2784, Class HJ, 4.000%, 4/15/19	209,442
6,912	Series 3046, Class YA, 5.000%, 2/15/19	6,901
72,402	Series R005, Class AB, 5.500%, 12/15/18	74,912
30,992	Series R007, Class AC, 5.875%, 5/15/16	31,480
133,061	Series R010, Class AB, 5.500%, 12/15/19	138,936

		998,307

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

25

Huntington VA Mortgage Securities Fund

Portfolio of Investments (continued)

June 30, 2010

Principal Amount		Value
	Collateralized Mortgage Obligations — (continued)
	Federal National Mortgage Association — 1.0%
$ 49,786	Series 1999-13, Class PH, 6.000%, 4/25/29	$55,661
75,686	Series 2002-62, Class VK, 5.500%, 12/25/16	76,882

		132,543

	Government National Mortgage Association — 3.4%
200,000	Series 2005-55, Class PD, 5.000%, 5/20/32	213,136
250,000	Series 2008-87, Class BG, 5.500%, 4/20/36	252,561

		465,697

	Total Collateralized Mortgage Obligations (Cost $1,975,518)	2,048,340

	U.S. Government Agencies — 14.8%
	Federal Farm Credit Bank — 5.5%
250,000	2.125%, 6/18/12	256,862
500,000	3.650%, 12/28/18	500,822

		757,684

	Federal Home Loan Bank — 1.9%
250,000	4.125%, 12/13/19	262,322

Principal Amount		Value
	Federal Home Loan Mortgage Corp. — 3.7%
$500,000	2.400%, 3/25/14	$508,107

	Federal National Mortgage Association — 3.7%
500,000	1.500%, 9/25/12	503,220

	Total U.S. Government Agencies (Cost $2,000,765)	2,031,333

	Cash Equivalents — 3.7%
503,877	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	503,877

	Total Cash Equivalents (Cost $503,877)	503,877

	Total Investments (Cost $13,312,095) — 99.9%	13,720,605

	Other Assets in Excess of Liabilities — 0.1%	18,975

	Net Assets — 100.0%	$13,739,580

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2010.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2010.

*	Non-income producing security.

See Notes which are an integral part of the Financial Statements.

26

Huntington Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2010

	Huntington VA Balanced Fund	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund
Assets:
Investments, at cost	$17,143,547	$29,546,028	$14,885,111	$18,978,016

Investments, at value	—	29,779,319	14,453,075	18,570,845
Investments in affiliated securities, at value	16,917,103	201,381	56,505	319,828

Total investments	16,917,103	29,980,700	14,509,580	18,890,673
Income receivable	13,031	69,068	10,049	54,633
Receivable for investments sold	—	194,072	112,882	—
Receivable for shares sold	60,423	38,720	132,098	22,192
Receivable from Advisor	3,386	—	—	—
Prepaid expenses and other assets	7,489	955	1,804	872

Total assets	17,001,432	30,283,515	14,766,413	18,968,370
Liabilities:
Options written, at value (premium received $-, $-, $- and $27,231)	—	—	—	5,405
Cash overdraft	66,670	—	—	—
Payable for investments purchased	—	137,986	50,443	—
Payable for shares redeemed	—	35,680	13,824	11,628
Accrued expenses and other payables
Investment advisor fees	—	15,396	7,572	9,769
Administration fees	2,454	4,623	2,275	2,933
Custodian fees	146	2,056	566	961
Financial administration fees	422	1,008	650	664
Transfer agent fees	1,141	2,503	1,169	1,604
Trustees’ fees	123	622	172	293
Compliance service fees	91	462	128	218
Other	—	4,367	—	470

Total liabilities	71,047	204,703	76,799	33,945

Net Assets	$16,930,385	$30,078,812	$14,689,614	$18,934,425

Net Assets Consist of:
Paid in capital	$17,129,531	$43,204,402	$18,402,280	$26,062,014
Net unrealized appreciation (depreciation) of investments and options transactions	(226,444)	434,672	(375,531)	(65,517)
Accumulated net realized loss on investments and options transactions	(55,506)	(15,585,043)	(3,360,897)	(7,955,697)
Accumulated net investment income	82,804	2,024,781	23,762	893,625

Total Net Assets	$16,930,385	$30,078,812	$14,689,614	$18,934,425

Shares Outstanding	1,439,159	3,443,313	2,277,042	2,532,419

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$11.76	$8.74	$6.45	$7.48

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

27

Huntington Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2010

	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Assets:
Investments, at cost	$18,368,104	$5,663,522	$13,218,025	$11,289,530

Investments, at value	16,409,119	5,016,390	16,345,573	10,380,633
Investments in affiliated securities, at value	1,100,869	266,528	644,589	451,451

Total investments	17,509,988	5,282,918	16,990,162	10,832,084
Foreign currencies, at value (Cost $9,165, $-, $- and $-)	9,183	—	—	—
Income receivable	36,232	6,834	16,127	2,886
Receivable for shares sold	44,258	9,204	18,841	14,635
Tax reclaims receivable	10,538	—	—	—
Prepaid expenses and other assets	831	3,444	962	2,408

Total assets	17,611,030	5,302,400	17,026,092	10,852,013
Liabilities:
Options written, at value (premium received $-, $-, $- and $294,955)	—	—	—	213,145
Payable for investments purchased	8,093	—	—	—
Payable for shares redeemed	10,648	14,155	14,576	18,216
Accrued expenses and other payables
Investment advisor fees	8,815	2,734	8,942	5,524
Administration fees	2,444	822	2,685	1,658
Custodian fees	225	91	798	387
Financial administration fees	178	260	835	524
Transfer agent fees	269	427	1,427	994
Trustees’ fees	43	28	245	119
Compliance service fees	32	21	182	88
Other	501	—	—	—

Total liabilities	31,248	18,538	29,690	240,655

Net Assets	$17,579,782	$5,283,862	$16,996,402	$10,611,358

Net Assets Consist of:
Paid in capital	$20,947,078	$8,220,320	$14,249,203	$14,983,794
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	(858,245)	(380,604)	3,772,137	(375,636)
Accumulated net realized loss on investments, options and foreign currency transactions	(2,907,039)	(2,623,436)	(1,184,697)	(3,992,852)
Accumulated net investment income (loss)	397,988	67,582	159,759	(3,948)

Total Net Assets	$17,579,782	$5,283,862	$16,996,402	$10,611,358

Shares Outstanding	1,486,843	696,825	1,198,711	1,018,605

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$11.82	$7.58	$14.18	$10.42

See Notes which are an integral part of the Financial Statements.

28

Huntington Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2010

	Huntington VA Real Strategies Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund
Assets:
Investments, at cost	$2,150,925	$6,308,557	$18,692,012	$13,312,095

Investments, at value	1,714,065	5,305,512	17,238,899	13,216,728
Investments in affiliated securities, at value	296,912	506,281	362,821	503,877

Total investments	2,010,977	5,811,793	17,601,720	13,720,605
Income receivable	1,653	13,912	12,788	47,172
Receivable for shares sold	3,695	207	51,515	14,687
Tax reclaims receivable	6	—	630	—
Prepaid expenses and other assets	5,637	3,251	882	2,818

Total assets	2,021,968	5,829,163	17,667,535	13,785,282
Liabilities:
Options written, at value (premium received $35,469, $-, $39,699 and $-)	61,363	—	3,000	—
Payable for investments purchased	—	—	—	4,303
Payable for shares redeemed	7,154	8,809	6,030	30,322
Accrued expenses and other payables
Investment advisor fees	986	3,076	9,085	6,766
Administration fees	—	923	2,733	2,037
Custodian fees	20	143	924	272
Financial administration fees	229	251	934	1,171
Transfer agent fees	361	610	1,512	686
Trustees’ fees	6	44	253	83
Compliance service fees	5	33	188	62
Other	—	—	—	—

Total liabilities	70,124	13,889	24,659	45,702

Net Assets	$1,951,844	$5,815,274	$17,642,876	$13,739,580

Net Assets Consist of:
Paid in capital	$2,157,304	$7,053,048	$20,583,171	$13,036,170
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	(165,842)	(496,764)	(1,053,635)	408,510
Accumulated net realized loss on investments, options and foreign currency transactions	(43,989)	(821,215)	(1,987,401)	(193,341)
Accumulated net investment income	4,371	80,205	100,741	488,241

Total Net Assets	$1,951,844	$5,815,274	$17,642,876	$13,739,580

Shares Outstanding	276,547	615,564	1,536,474	1,187,179

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$7.06	$9.45	$11.48	$11.57

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

29

Huntington Funds

Statements of Operations (Unaudited)

Six Months Ended June 30, 2010

	Huntington VA Balanced Fund	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund
Investment Income:
Dividend income	$—	$792,393	$76,161	$420,767
Dividend income from affiliated securities	67,487	19	102	20
Interest income	9	—	12	—

Total investment income	67,496	792,412	76,275	420,787

Expenses:
Investment advisor fees	5,934	99,628	46,214	61,773
Administration fees	10,812	30,254	14,034	18,758
Custodian fees	413	4,421	1,963	2,721
Transfer and dividend disbursing agent fees and expenses	3,390	6,421	4,575	5,215
Trustees’ fees	374	1,642	727	1,017
Auditing fees	944	3,823	1,701	2,363
Legal fees	117	1,165	513	714
Financial administration fees	1,266	2,484	2,530	2,129
Printing and postage	1,274	5,157	2,295	3,188
Insurance premiums	1,187	1,862	1,638	1,698
Compliance service fees	163	660	294	408
Other	281	1,156	514	714

Total expenses	26,155	158,673	76,998	100,698

Reimbursements from Advisor	(20,219)	—	—	—

Net expenses	5,936	158,673	76,998	100,698

Net investment income (loss)	61,560	633,739	(723)	320,089

Net Realized/Unrealized Gain (Loss) on Investments and Options Transactions
Net realized gain (loss) on investment transactions	—	(191,309)	857,550	300,569
Net realized loss on investment transactions of affiliates	(44,453)	—	—	—
Net realized gain (loss) on option transactions	—	—	9,709	(11,835)

Net realized gain (loss) on investments and options	(44,453)	(191,309)	867,259	288,734

Net change in unrealized appreciation/depreciation of investments and options	(548,324)	(868,915)	(2,389,835)	(1,935,830)

Net realized and unrealized gain (loss) on investments and options transactions	(592,777)	(1,060,224)	(1,522,576)	(1,647,096)

Change in net assets resulting from operations	$(531,217)	$(426,485)	$(1,523,299)	$(1,327,007)

See Notes which are an integral part of the Financial Statements.

30

Huntington Funds

Statements of Operations (Unaudited)

Six Months Ended June 30, 2010

	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Investment Income:
Dividend income	$267,527	$50,158	$129,698	$43,994
Dividend income from affiliated securities	79	17	32	48
Foreign dividend taxes withheld	(15,786)	—	—	—

Total investment income	251,820	50,175	129,730	44,042

Expenses:
Investment advisor fees	51,849	17,222	56,554	34,935
Administration fees	15,745	5,230	17,174	10,609
Custodian fees	3,692	708	2,481	1,510
Transfer and dividend disbursing agent fees and expenses	4,616	3,578	5,056	4,305
Trustees’ fees	786	263	927	562
Auditing fees	1,847	619	2,163	1,319
Legal fees	490	178	660	394
Financial administration fees	3,129	2,305	2,972	2,321
Printing and postage	2,492	835	2,918	1,780
Insurance premiums	1,619	1,505	1,682	1,586
Compliance service fees	319	107	373	228
Other	556	187	654	398

Total expenses	87,140	32,737	93,614	59,947

Net investment income (loss)	164,680	17,438	36,116	(15,905)

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(542,451)	(266,989)	639,535	(121)
Net realized loss on option transactions	—	—	—	(6,812)
Net realized loss on foreign currency transactions	(9,173)	—	—	—

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	(551,624)	(266,989)	639,535	(6,933)

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(1,920,858)	(38,769)	(961,531)	(501,588)

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(2,472,482)	(305,758)	(321,996)	(508,521)

Change in net assets resulting from operations	$(2,307,802)	$(288,320)	$(285,880)	$(524,426)

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

31

Huntington Funds

Statements of Operations (Unaudited)

Six Months Ended June 30, 2010

	Huntington VA Real Strategies Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund
Investment Income:
Dividend income	$12,852	$41,850	$88,481	$18,789
Dividend income from affiliated securities	14	25	49	39
Interest income	11	—	—	221,164

Total investment income	12,877	41,875	88,530	239,992

Expenses:
Investment advisor fees	4,757	19,341	55,101	37,495
Administration fees	1,444	5,873	16,732	11,386
Custodian fees	157	810	2,592	1,479
Transfer and dividend disbursing agent fees and expenses	2,817	3,718	4,780	4,114
Trustees’ fees	55	304	849	540
Auditing fees	135	708	2,003	1,278
Legal fees	24	212	544	366
Financial administration fees	1,922	1,580	2,958	7,299
Printing and postage	182	955	2,703	1,724
Insurance premiums	1,512	1,510	1,655	1,560
Compliance service fees	23	122	346	221
Other	41	213	604	385

Total expenses	13,069	35,346	90,867	67,847

Net investment income (loss)	(192)	6,529	(2,337)	172,145

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	9,990	552,420	43,315	64
Net realized gain on option transactions	16,405	—	50,984	—
Net realized gain (loss) on foreign currency transactions	—	—	(76)	—

Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	26,395	552,420	94,223	64

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(212,164)	(1,213,652)	(388,940)	222,851

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(185,769)	(661,232)	(294,717)	222,915

Change in net assets resulting from operations	$(185,961)	$(654,703)	$(297,054)	$395,060

See Notes which are an integral part of the Financial Statements.

32

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Balanced Fund		Huntington VA Dividend Capture Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets Operations:
Net investment income	$61,560	$21,195	$633,739	$1,392,842
Net realized loss on investments	(44,453)	(10,253)	(191,309)	(5,970,182)
Net change in unrealized appreciation/depreciation of investments	(548,324)	318,978	(868,915)	11,316,225

Change in net assets resulting from operations	(531,217)	329,920	(426,485)	6,738,885

Distributions to Shareholders:
From net investment income	—	(3,995)	—	—

Change in net assets resulting from distributions to shareholders	—	(3,995)	—	—

Change in net assets resulting from capital transactions	10,651,635	6,249,589	(3,051,609)	(2,514,401)

Change in net assets	10,120,418	6,575,514	(3,478,094)	4,224,484
Net Assets:
Beginning of period	6,809,967	234,453	33,556,906	29,332,422

End of period	$16,930,385	$6,809,967	$30,078,812	$33,556,906

Accumulated net investment income included in net assets at end of period	$82,804	$21,244	$2,024,781	$1,391,042

Capital Transactions:
Shares sold	$10,948,461	$6,317,200	$2,524,000	$3,249,303
Dividends reinvested	—	3,995	—	—
Shares redeemed	(296,826)	(71,606)	(5,575,609)	(5,763,704)

Net change resulting from capital transactions	$10,651,635	$6,249,589	$(3,051,609)	$(2,514,401)

Share Transactions:
Issued	897,622	549,741	274,083	435,553
Reinvested	—	382	—	—
Redeemed	(24,929)	(6,505)	(612,668)	(790,255)

Net change resulting from share transactions	872,693	543,618	(338,585)	(354,702)

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

33

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Growth Fund		Huntington VA Income Equity Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(723)	$24,485	$320,089	$580,270
Net realized gain (loss) on investments and options	867,259	(1,286,523)	288,734	(3,594,616)
Net change in unrealized appreciation/depreciation of investments	(2,389,835)	3,284,431	(1,935,830)	6,686,497

Change in net assets resulting from operations	(1,523,299)	2,022,393	(1,327,007)	3,672,151

Change in net assets resulting from capital transactions	940,468	589,176	(442,370)	(1,154,899)

Change in net assets	(582,831)	2,611,569	(1,769,377)	2,517,252
Net Assets:
Beginning of period	15,272,445	12,660,876	20,703,802	18,186,550

End of period	$14,689,614	$15,272,445	$18,934,425	$20,703,802

Accumulated net investment income included in net assets at end of period	$23,762	$24,485	$893,625	$573,536

Capital Transactions:
Shares sold	$3,066,500	$2,339,196	$2,242,998	$2,014,927
Shares redeemed	(2,126,032)	(1,750,020)	(2,685,368)	(3,169,826)

Net change resulting from capital transactions	$940,468	$589,176	$(442,370)	$(1,154,899)

Share Transactions:
Issued	438,643	361,601	277,679	301,495
Redeemed	(305,956)	(279,685)	(335,402)	(477,683)

Net change resulting from share transactions	132,687	81,916	(57,723)	(176,188)

See Notes which are an integral part of the Financial Statements.

34

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA International Equity Fund		Huntington VA Macro 100 Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets Operations:
Net investment income	$164,680	$267,976	$17,438	$50,144
Net realized loss on investments and foreign currency transactions	(551,624)	(1,903,030)	(266,989)	(423,626)
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(1,920,858)	5,359,892	(38,769)	1,334,086

Change in net assets resulting from operations	(2,307,802)	3,724,838	(288,320)	960,604

Distributions to Shareholders:
From net investment income	—	(6,126)	—	—

Change in net assets resulting from distributions to shareholders	—	(6,126)	—	—

Change in net assets resulting from capital transactions	3,525,654	2,659,779	(17,528)	164,896

Change in net assets	1,217,852	6,378,491	(305,848)	1,125,500
Net Assets:
Beginning of period	16,361,930	9,983,439	5,589,710	4,464,210

End of period	$17,579,782	$16,361,930	$5,283,862	$5,589,710

Accumulated net investment income included in net assets at end of period	$397,988	$233,308	$67,582	$50,144

Capital Transactions:
Shares sold	$4,790,957	$4,473,348	$1,017,763	$883,733
Dividends reinvested	—	6,126	—	—
Shares redeemed	(1,265,303)	(1,819,695)	(1,035,291)	(718,837)

Net change resulting from capital transactions	$3,525,654	$2,659,779	$(17,528)	$164,896

Share Transactions:
Issued	369,322	389,528	123,811	127,474
Reinvested	—	545	—	—
Redeemed	(101,311)	(163,345)	(128,130)	(109,268)

Net change resulting from share transactions	268,011	226,728	(4,319)	18,206

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

35

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$36,116	$123,643	$(15,905)	$11,957
Net realized gain (loss) on investments and options	639,535	(1,336,524)	(6,933)	(1,596,019)
Net change in unrealized appreciation/depreciation of investments	(961,531)	6,099,546	(501,588)	4,500,924

Change in net assets resulting from operations	(285,880)	4,886,665	(524,426)	2,916,862

Change in net assets resulting from capital transactions	(1,391,213)	(1,626,072)	(308,385)	13,056

Change in net assets	(1,677,093)	3,260,593	(832,811)	2,929,918
Net Assets:
Beginning of period	18,673,495	15,412,902	11,444,169	8,514,251

End of period	$16,996,402	$18,673,495	$10,611,358	$11,444,169

Accumulated net investment income (loss) included in net assets at end of period	$159,759	$123,643	$(3,948)	$11,957

Capital Transactions:
Shares sold	$1,461,741	$1,652,655	$1,129,427	$1,241,549
Shares redeemed	(2,852,954)	(3,278,727)	(1,437,812)	(1,228,493)

Net change resulting from capital transactions	$(1,391,213)	$(1,626,072)	$(308,385)	$13,056

Share Transactions:
Issued	95,935	131,264	99,762	130,831
Redeemed	(188,050)	(269,661)	(128,792)	(132,620)

Net change resulting from share transactions	(92,115)	(138,397)	(29,030)	(1,789)

See Notes which are an integral part of the Financial Statements.

36

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Real Strategies Fund		Huntington VA Rotating Markets Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009

	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(192)	$4,383	$6,529	$73,676
Net realized gain (loss) on investments and options	26,395	(26,776)	552,420	(296,580)
Net change in unrealized appreciation/depreciation of investments	(212,164)	193,088	(1,213,652)	1,810,237

Change in net assets resulting from operations	(185,961)	170,695	(654,703)	1,587,333

Change in net assets resulting from capital transactions	971,708	725,079	(2,696)	(155,964)

Change in net assets	785,747	895,774	(657,399)	1,431,369
Net Assets:
Beginning of period	1,166,097	270,323	6,472,673	5,041,304

End of period	$1,951,844	$1,166,097	$5,815,274	$6,472,673

Accumulated net investment income included in net assets at end of period	$4,371	$4,563	$80,205	$73,676

Capital Transactions:
Shares sold	$1,054,775	$754,235	$1,072,391	$774,313
Shares redeemed	(83,067)	(29,156)	(1,075,087)	(930,277)

Net change resulting from capital transactions	$971,708	$725,079	$(2,696)	$(155,964)

Share Transactions:
Issued	135,131	109,967	101,444	84,636
Redeemed	(11,280)	(4,971)	(103,855)	(108,489)

Net change resulting from share transactions	123,851	104,996	(2,411)	(23,853)

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

37

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Situs Fund		Huntington VA Mortgage Securities Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)		(Unaudited)

Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(2,337)	$98,919	$172,145	$313,795
Net realized gain (loss) on investments, options and foreign currency transactions	94,223	(1,869,149)	64	(76,424)
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(388,940)	5,767,998	222,851	235,154

Change in net assets resulting from operations	(297,054)	3,997,768	395,060	472,525

Change in net assets resulting from capital transactions	904,942	1,527,697	2,386,772	1,495,434

Change in net assets	607,888	5,525,465	2,781,832	1,967,959
Net Assets:
Beginning of period	17,034,988	11,509,523	10,957,748	8,989,789

End of period	$17,642,876	$17,034,988	$13,739,580	$10,957,748

Accumulated net investment income included in net assets at end of period	$100,741	$103,078	$488,241	$316,096

Capital Transactions:
Shares sold	$2,775,676	$2,997,588	$4,160,231	$3,455,833
Shares redeemed	(1,870,734)	(1,469,891)	(1,773,459)	(1,960,399)

Net change resulting from capital transactions	$904,942	$1,527,697	$2,386,772	$1,495,434

Share Transactions:
Issued	224,125	297,997	363,602	314,006
Redeemed	(153,509)	(148,330)	(154,546)	(182,135)

Net change resulting from share transactions	70,616	149,667	209,056	131,871

See Notes which are an integral part of the Financial Statements.

38

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H U N T I N G T O N      F U N D S

39

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital	Total Distributions
Huntington VA Balanced Fund
2008(2)	$10.00	0.18		0.09	0.27	(0.01)	—	—	(0.01)
2009	$10.26	0.13	(6)	1.68	1.81	(0.05)	—	—	(0.05)
2010(7)	$12.02	0.06	(6)	(0.32)	(0.26)	—	—	—	—
Huntington VA Dividend Capture Fund
2005	$12.94	0.39		0.07	0.46	(0.39)	(0.60)	—	(0.99)
2006	$12.41	0.47		1.49	1.96	(0.46)	(0.30)	—	(0.76)
2007	$13.61	0.47		(1.20)	(0.73)	(0.46)	(0.65)	—	(1.11)
2008	$11.77	0.58		(3.57)	(2.99)	(1.05)	(0.58)	(0.06)	(1.69)
2009	$7.09	0.37		1.41	1.78	—	—	—	—
2010(7)	$8.87	0.22		(0.35)	(0.13)	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Reflects operations for the period from November 10, 2008 (commencement of operations) to December 31, 2008.
(3)	Not annualized.
(4)	Computed on an annualized basis.
(5)	Does not include the effect of expenses of underlying funds.
(6)	Per share net investment income has been calculated using the average daily shares method.
(7)	Six months ended June 30, 2010 (Unaudited).

See Notes which are an integral part of the Financial Statements.

40

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

$10.26	2.68	%(3)	0.10	%(4)(5)	14.05	%(4)	31.88	%(4)(5)	$234	19	%(3)
$12.02	17.70%		0.10	%(5)	1.11%		0.61	%(5)	$6,810	20%
$11.76	(2.16	)%(3)	0.10	%(4)(5)	1.04	%(4)	0.44	%(4)(5)	$16,930	12	%(3)

$12.41	3.59%		0.93%		4.41%		0.93	%(5)	$44,194	111%
$13.61	16.59%		0.92%		3.90%		0.92%		$53,671	94%
$11.77	(6.13)%		0.92%		3.82%		0.92%		$51,243	85%
$7.09	(28.08)%		0.91%		4.88%		0.91%		$29,332	65%
$8.87	25.11%		1.00%		4.81%		1.00%		$33,557	94%
$8.74	(1.47	)%(3)	0.96	%(4)	3.82	%(4)	0.96	%(4)	$30,079	49	%(3)

H U N T I N G T O N      F U N D S

41

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital	Total Distributions
Huntington VA Growth Fund
2005	$8.95	0.04		0.02	0.06	(0.04)	— (2)	—	(0.04)
2006	$8.97	0.04		0.65	0.69	(0.04)	(0.11)	—	(0.15)
2007	$9.51	0.05		1.34	1.39	(0.04)	— (2)	—	(0.04)
2008	$10.86	0.05		(3.84)	(3.79)	(0.10)	(0.83)	—	(0.93)
2009	$6.14	0.01		0.97	0.98	—	—	—	—
2010(4)	$7.12	—	(2)	(0.67)	(0.67)	—	—	—	—
Huntington VA Income Equity Fund
2005	$11.62	0.23		0.12	0.35	(0.19)	—	—	(0.19)
2006	$11.78	0.24		1.20	1.44	(0.24)	(0.36)	—	(0.60)
2007	$12.62	0.27		(0.10)	0.17	(0.24)	(0.44)	—	(0.68)
2008	$12.11	0.31		(4.58)	(4.27)	(0.56)	(0.70)	0.01	(1.27)
2009	$6.57	0.22		1.20	1.42	—	—	—	—
2010(4)	$7.99	0.13		(0.64)	(0.51)	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows in and out of the Fund, as well as tactical portfolio adjustments made. The Fund’s investment strategy in terms of market capitalization, style and diversification did not change (Unaudited).
(4)	Six months ended June 30, 2010 (Unaudited).
(5)	Not annualized.
(6)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements.

42

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, at End of Period (000 omitted)	Portfolio Turnover rate

$8.97	0.72%		0.95%		0.45%		0.95%		$19,974	15%
$9.51	7.76%		0.93%		0.48%		0.93%		$21,191	19%
$10.86	14.70%		0.94%		0.52%		0.96%		$23,172	111	%(3)
$6.14	(37.91)%		0.87%		0.46%		0.87%		$12,661	84%
$7.12	15.96%		0.99%		0.19%		0.99%		$15,272	118%
$6.45	(9.41	)%(5)	1.00	%(6)	(0.01	)%(6)	1.00	%(6)	$14,690	134	%(5)

$11.78	2.98%		0.93%		2.15%		0.93%		$35,337	53%
$12.62	12.59%		0.92%		2.03%		0.92%		$38,614	73%
$12.11	0.94%		0.91%		1.97%		0.91%		$36,332	116%
$6.57	(37.83)%		0.92%		2.85%		0.92%		$18,187	96%
$7.99	21.61%		0.97%		3.28%		0.97%		$20,704	96%
$7.48	(6.38	)%(5)	0.98	%(6)	3.11	%(6)	0.98	%(6)	$18,934	41	%(5)

H U N T I N G T O N      F U N D S

43

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital	Total Distributions
Huntington VA International Equity Fund
2005	$11.07	0.06	1.62	1.68	(0.06)	(0.02)	—	(0.08)
2006	$12.67	0.13	3.14	3.27	(0.11)	(0.08)	—	(0.19)
2007	$15.75	0.16	1.99	2.15	— (2)	(0.03)	—	(0.03)
2008	$17.87	0.26	(7.31)	(7.05)	(0.40)	(0.36)	—	(0.76)
2009	$10.06	0.23	3.14	3.37	(0.01)	—	—	(0.01)
2010(3)	$13.42	0.08	(1.68)	(1.60)	—	—	—	—
Huntington VA Macro 100 Fund
2005	$11.13	(0.01)	0.58	0.57	(0.02)	—	—	(0.02)
2006	$11.68	0.05	0.79	0.84	(0.02)	(0.14)	—	(0.16)
2007	$12.36	0.05	(0.34)	(0.29)	(0.05)	(1.70)	(0.18)	(1.93)
2008	$10.14	0.16	(3.60)	(3.44)	(0.16)	—	—	(0.16)
2009	$6.54	0.07	1.36	1.43	—	—	—	—
2010(3)	$7.97	0.03	(0.42)	(0.39)	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2010 (Unaudited).
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals (Unaudited).

See Notes which are an integral part of the Financial Statements.

44

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

$12.67	15.21%		1.00%		0.96%		1.78%		$2,161	7%
$15.75	25.84%		0.97%		1.31%		1.06%		$7,666	10%
$17.87	13.70%		0.98%		1.12%		1.13%		$14,377	21%
$10.06	(40.56)%		0.99%		2.02%		1.03%		$9,983	16%
$13.42	33.47%		1.01%		2.17%		1.05%		$16,362	29%
$11.82	(11.92	)%(4)	1.01	%(5)	1.91	%(5)	1.01	%(5)	$17,580	21	%(4)

$11.68	5.14%		1.00%		0.28%		1.04%		$7,749	82%
$12.36	7.26%		0.97%		0.49%		0.97%		$10,138	213	%(6)
$10.14	(2.79)%		0.95%		0.45%		0.95%		$9,773	148%
$6.54	(33.91)%		0.98%		1.46%		0.98%		$4,464	287%
$7.97	21.87%		1.04%		1.09%		1.06%		$5,590	10%
$7.58	(4.89	)%(4)	1.14	%(5)	0.61	%(5)	1.14	%(5)	$5,284	14	%(4)

H U N T I N G T O N      F U N D S

45

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital	Total Distributions
Huntington VA Mid Corp America Fund
2005	$14.67	0.07	1.79	1.86	(0.02)	(0.02)	—	(0.04)
2006	$16.49	0.11	1.07	1.18	(0.07)	(0.20)	—	(0.27)
2007	$17.40	0.11	1.42	1.53	(0.11)	(0.21)	—	(0.32)
2008	$18.61	0.08	(6.95)	(6.87)	(0.19)	(0.77)	—	(0.96)
2009	$10.78	0.10	3.59	3.69	—	—	—	—
2010(2)	$14.47	0.04	(0.33)	(0.29)	—	—	—	—
Huntington VA New Economy Fund
2005	$14.38	0.02	1.88	1.90	—	(0.01)	—	(0.01)
2006	$16.27	0.04	1.62	1.66	(0.02)	(0.25)	—	(0.27)
2007	$17.66	0.10	2.10	2.20	(0.03)	(0.38)	—	(0.41)
2008	$19.45	0.03	(9.21)	(9.18)	(0.11)	(2.04)	(0.01)	(2.16)
2009	$8.11	0.01	2.80	2.81	—	—	—	—
2010(2)	$10.92	(0.02)	(0.48)	(0.50)	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Six months ended June 30, 2010 (Unaudited).
(3)	Not annualized.
(4)	Computed on an annualized basis.
(5)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The Fund’s investment strategy in terms of market capitalization, style and diversification did not change (Unaudited).

See Notes which are an integral part of the Financial Statements.

46

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

$16.49	12.67%		0.95%		0.49%		0.95%		$25,215	7%
$17.40	7.24%		0.93%		0.65%		0.93%		$28,814	8%
$18.61	8.75%		0.92%		0.56%		0.92%		$30,392	16%
$10.78	(38.83)%		0.93%		0.43%		0.93%		$15,413	19%
$14.47	34.23%		0.97%		0.76%		0.97%		$18,673	23%
$14.18	(2.00	)%(3)	0.99	%(4)	0.38	%(4)	0.99	%(4)	$16,996	12	%(3)

$16.27	13.24%		1.00%		0.18%		1.02%		$10,737	49%
$17.66	10.28%		0.96%		0.24%		0.96%		$15,127	51%
$19.45	12.50%		0.94%		0.59%		0.94%		$18,972	102	%(5)
$8.11	(52.65)%		0.93%		0.18%		0.93%		$8,514	150%
$10.92	34.65%		0.99%		0.12%		1.00%		$11,444	122%
$10.42	(4.58	)%(3)	1.03	%(4)	(0.27	)%(4)	1.03	%(4)	$10,611	107	%(3)

H U N T I N G T O N      F U N D S

47

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital	Total Distributions
Huntington VA Real Strategies Fund
2007(2)	$10.00	0.16		1.34	1.50	—	—	—	—
2008	$11.50	0.04	(5)	(5.50)	(5.46)	(0.13)	(0.21)	(0.03)	(0.37)
2009	$5.67	0.03		1.94	1.97	—	—	—	—
2010(6)	$7.64	(0.01)		(0.57)	(0.58)	—	—	—	—
Huntington VA Rotating Markets Fund
2005	$11.89	0.09		1.04	1.13	(0.08)	(0.24)	—	(0.32)
2006	$12.70	0.14		2.29	2.43	(0.09)	(0.47)	—	(0.56)
2007	$14.57	0.15		1.16	1.31	(0.13)	(0.71)	—	(0.84)
2008	$15.04	0.15		(6.02)	(5.87)	(0.31)	(1.01)	—	(1.32)
2009	$7.85	0.12		2.50	2.62	—	—	—	—
2010(6)	$10.47	0.01		(1.03)	(1.02)	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Reflects operations for the period from August 31, 2007 (commencement of operations) to December 31, 2007.
(3)	Not annualized.
(4)	Computed on an annualized basis.
(5)	Per share net investment income (loss) has been calculated using the average daily shares method.
(6)	Six months ended June 30, 2010 (Unaudited).
(7)	Does not include the effect of expenses of underlying funds.
(8)	The portfolio turnover rate increased significantly during the period. This increase was attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The Fund’s investment strategy did not change (Unaudited).

See Notes which are an integral part of the Financial Statements.

48

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

$11.50	15.00	%(3)	1.00	%(4)	4.35	%(4)	7.01	%(4)	$241	34	%(3)
$5.67	(49.00)%		1.00%		0.41%		3.59%		$270	44%
$7.64	34.74%		1.42%		0.75%		1.79%		$1,166	33%
$7.06	(7.59	)%(3)	1.65	%(4)	(0.02	)%(4)	1.65	%(4)	$1,952	13	%(3)

$12.70	9.66%		1.00	%(7)	0.75%		1.00	%(7)	$6,847	44%
$14.57	19.61%		0.97	%(7)	1.08%		0.97	%(7)	$8,558	31%
$15.04	9.03%		0.98	%(7)	1.17%		0.98	%(7)	$10,538	49%
$7.85	(42.03)%		0.93	%(7)	1.09%		0.93	%(7)	$5,041	221	%(8)
$10.47	33.38%		1.01	%(7)	1.34%		1.02	%(7)	$6,473	229%
$9.45	(9.74	)%(3)	1.10	%(4)(7)	0.20	%(4)	1.10	%(4)(7)	$5,815	147	%(3)

H U N T I N G T O N      F U N D S

49

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Iincome	Distributions from Net Realized Gain on Investment Transactions	Total Distributions
Huntington VA Situs Fund
2005	$11.97	(0.01)		2.07	2.06	— (2)	(0.08)	(0.08)
2006	$13.95	—	(2)	0.68	0.68	(0.01)	(0.18)	(0.19)
2007	$14.44	0.02		1.60	1.62	(0.05)	(0.86)	(0.91)
2008	$15.15	0.02		(6.18)	(6.16)	(0.03)	(0.22)	(0.25)
2009	$8.74	0.07		2.81	2.88	—	—	—
2010(3)	$11.62	—	(2)	(0.14)	(0.14)	—	—	—
Huntington VA Mortgage Securities Fund
2005	$10.59	0.37	(6)	(0.24)	0.13	(0.07)	—	(0.07)
2006	$10.65	0.43	(6)	0.20	0.63	(0.14)	—	(0.14)
2007	$11.14	0.46	(6)	(0.04)	0.42	(0.24)	— (2)	(0.24)
2008	$11.32	0.51		(0.27)	0.24	(0.92)	(0.02)	(0.94)
2009	$10.62	0.32		0.26	0.58	—	—	—
2010(3)	$11.20	0.09		0.28	0.37	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2010 (Unaudited).
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Per share net investment income (loss) has been calculated using the average daily shares method.

See Notes which are an integral part of the Financial Statements.

50

Net Asset Value, End of Period	Total Return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

$13.95	17.18%		0.99%		(0.19)%		1.05%		$8,003	10%
$14.44	4.84%		0.95%		0.01%		0.95%		$14,402	17%
$15.15	11.37%		0.94%		0.19%		0.94%		$19,246	29%
$8.74	(41.23)%		0.95%		0.18%		0.95%		$11,510	21%
$11.62	32.95%		1.01%		0.73%		1.01%		$17,035	10%
$11.48	(1.20	)%(4)	0.99	%(5)	(0.03	)%(5)	0.99	%(5)	$17,643	16	%(4)

$10.65	1.25%		1.00%		3.53%		1.50%		$3,208	19%
$11.14	5.89%		0.99%		3.99%		1.15%		$7,132	36%
$11.32	3.93%		1.00%		4.09%		1.07%		$10,249	17%
$10.62	2.15%		1.00%		3.98%		1.04%		$8,990	23%
$11.20	5.46%		1.05%		3.40%		1.07%		$10,958	29%
$11.57	3.30	%(4)	1.09	%(5)	2.75	%(5)	1.09	%(5)	$13,740	15	%(4)

H U N T I N G T O N      F U N D S

51

Huntington Funds

Notes to Financial Statements (Unaudited)

June 30, 2010

(1)	Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust that retained the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2010, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Huntington VA Balanced Fund (“VA Balanced Fund”)

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA Growth Fund (“VA Growth Fund”)

Huntington VA Income Equity Fund (“VA Income Equity Fund”)

Huntington VA International Equity Fund (“VA International Equity Fund”)

Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)

Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)

Huntington VA New Economy Fund (“VA New Economy Fund”)

Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)

Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public but, pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), the Funds were sold during the six-month reporting period only to separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Sun Life Assurance Company of Canada (U.S.) and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case

52

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except the U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

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53

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•Level 1	- quoted prices in active markets for identical assets

•Level 2	- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•Level 3	- significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 2 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange traded funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2010, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Securities	Other Financial Investments*
VA Balanced Fund
Mutual Funds	$16,511,388	$—	$—		$—	$16,511,388	$—
Cash Equivalents	405,715	—	—		—	405,715	—

Total	16,917,103	—	—		—	16,917,103	—
VA Dividend Capture Fund
Common Stocks	21,570,256	—	—		—	21,570,256	—
Preferred Stocks	7,401,444	—	379,219	(1)	—	7,780,663	—
Mutual Funds	428,400	—	—		—	428,400	—
Cash Equivalents	201,381	—	—		—	201,381	—

Total	29,601,481	—	379,219		—	29,980,700	—
VA Growth Fund
Common Stocks	14,453,075	—	—		—	14,453,075	—
Cash Equivalents	56,505	—	—		—	56,505	—

Total	14,509,580	—	—		—	14,509,580	—
VA Income Equity Fund
Common Stocks	18,570,845	—	—		—	18,570,845	—
Cash Equivalents	319,828	—	—		—	319,828	—
Written Options	—	(5,405)	—		—	—	(5,405)

Total	18,890,673	(5,405)	—		—	18,890,673	(5,405)
VA International Equity Fund
Common Stocks	15,588,761	—	—		—	15,588,761	—
Mutual Funds	820,358	—	—		—	820,358	—
Cash Equivalents	1,100,869	—	—		—	1,100,869	—

Total	17,509,988	—	—		—	17,509,988	—
VA Macro 100 Fund
Common Stocks	5,016,390	—	—		—	5,016,390	—
Cash Equivalents	266,528	—	—		—	266,528	—

Total	5,282,918	—	—		—	5,282,918	—
VA Mid Corp America Fund
Common Stocks	16,345,573	—	—		—	16,345,573	—
Cash Equivalents	644,589	—	—		—	644,589	—

Total	16,990,162	—	—		—	16,990,162	—

54

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
VA New Economy Fund
Common Stocks	$10,380,633	$—	$—	$—	$10,380,633	$—
Cash Equivalents	451,451	—	—	—	451,451	—
Written Options	—	(213,145)	—	—	—	(213,145)

Total	10,832,084	(213,145)	—	—	10,832,084	(213,145)
VA Real Strategies Fund
Common Stocks	1,512,155	—	—	—	1,512,155	—
Corporate Bonds	—	—	52,840	—	52,840	—
Mutual Funds	149,070	—	—	—	149,070	—
Cash Equivalents	296,912	—	—	—	296,912	—
Written Options	—	(61,363)	—	—	—	(61,363)

Total	1,958,137	(61,363)	52,840	—	2,010,977	(61,363)
VA Rotating Markets Fund
Mutual Funds	5,305,512	—	—	—	5,305,512	—
Cash Equivalents	506,281	—	—	—	506,281	—

Total	5,811,793	—	—	—	5,811,793	—
VA Situs Fund
Common Stocks	17,101,944	—	—	—	17,101,944	—
Mutual Funds	136,955	—	—	—	136,955	—
Cash Equivalents	362,821	—	—	—	362,821	—
Written Options	—	(3,000)	—	—	—	(3,000)

Total	17,601,720	(3,000)	—	—	17,601,720	(3,000)
VA Mortgage Securities Fund
Common Stocks	1,231,564	—	—	—	1,231,564	—
U.S. Government Mortgage Backed Agencies	—	—	7,905,491	—	7,905,491	—
Collateralized Mortgage Obligations	—	—	2,048,340	—	2,048,340	—
U.S. Government Agencies	—	—	2,031,333	—	2,031,333	—
Cash Equivalents	503,877	—	—	—	503,877	—

Total	1,735,441	—	11,985,164	—	13,720,605	—

*	Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.
(1)	Consists of Allianz SE, 8.375% listed under Financials.

As of June 30, 2010, there were no significant transfers between levels from the valuation input levels used on March 31, 2010.

B.	Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.	When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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55

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

D.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange in the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At June 30, 2010, VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund did not have any forward foreign currency exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of VA Growth Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	366	$45,847
Options written	329	58,816
Options expired	(90)	(11,036)
Options closed	(403)	(54,263)
Options exercised	(202)	(39,364)

Outstanding at 6/30/10	—	$—

At June 30, 2010, VA Growth Fund had no outstanding options.

The following is a summary of VA Income Equity Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	130	$16,031
Options written	1,080	44,756
Options expired	(255)	(11,109)
Options closed	(95)	(6,416)
Options exercised	(130)	(16,031)

Outstanding at 6/30/2010	730	$27,231

56

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

At June 30, 2010, VA Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
AstraZeneca PLC ADR	Call	July 2010	$50	80	$2,400	$1,520
HCP, Inc.	Call	July 2010	35	100	1,750	2,150
Intel Corp.	Call	July 2010	24	130	195	3,185
Microsoft Corp.	Call	July 2010	32	120	60	5,460
Time Warner, Inc.	Call	July 2010	34	100	500	4,211
XL Capital Ltd., Class A	Call	July 2010	22	200	500	5,300

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$21,826

The following is a summary of VA New Economy Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	74	$19,347
Options written	979	475,656
Options expired	(28)	(10,556)
Options closed	(422)	(178,528)
Options exercised	(42)	(10,964)

Outstanding at 6/30/2010	561	$294,955

At June 30, 2010, VA New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Advance Auto Parts, Inc.	Call	September 2010	$45	14	$8,960	$1,638
Ashland, Inc.	Call	July 2010	50	11	935	5,082
Bucyrus International, Inc.	Call	October 2010	47	27	17,618	2,686
Cree, Inc.	Call	September 2010	65	31	13,252	16,530
Cytec Industries, Inc.	Call	August 2010	35	15	9,675	(1,920)
F5 Networks, Inc.	Call	July 2010	65	28	14,700	5,095
FactSet Research Systems, Inc.	Call	September 2010	75	13	1,332	3,200
Forest Oil Corp.	Call	November 2010	30	25	6,688	1,737
Helmerich & Payne, Inc.	Call	September 2010	38	34	9,350	6,188
Intuitive Surgical, Inc.	Call	October 2010	340	3	6,375	1,580
Lubrizol Corp.	Call	September 2010	80	7	4,795	1,970
Lululemon Athletica, Inc.	Call	September 2010	35	41	23,165	7,173
NewMarket Corp.	Call	September 2010	90	10	7,700	5,280
O'Reilly Automotive, Inc.	Call	August 2010	45	22	8,800	7,194
Patterson-UTI Energy, Inc.	Call	November 2010	15	95	7,600	1,615
Pride International, Inc.	Call	October 2010	23	25	5,875	50
Salesforce.com, Inc.	Call	August 2010	80	13	13,975	(1,924)
SanDisk Corp.	Call	July 2010	40	20	6,950	1,978
True Religion Apparel, Inc.	Call	October 2010	25	70	10,850	10,639
Unit Corp.	Call	September 2010	40	11	4,125	1,892
Veeco Instruments, Inc.	Call	October 2010	25	13	14,495	(4,264)
VMware, Inc., Class A	Call	October 2010	70	18	6,480	3,186
Wynn Resorts Ltd.	Call	September 2010	80	15	9,450	5,205

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$81,810

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57

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

The following is a summary of VA Real Strategies Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	50	$6,415
Options written	463	107,660
Options expired	(150)	(17,187)
Options closed	(238)	(60,449)
Options exercised	(10)	(970)

Outstanding at 6/30/2010	115	$35,469

At June 30, 2010, VA Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Allegheny Corp.	Put	July 2010	$55	8	$8,680	$(5,185)
CF Industries Holdings, Inc.	Put	August 2010	75	3	3,803	435
Devon Energy Corp.	Put	July 2010	68	8	5,420	(4,355)
iShares Silver Trust	Put	January 2011	16	10	890	1,340
Massey Energy Co.	Put	October 2010	43	10	15,900	(10,030)
Petroleo Brasileiro SA ADR	Put	July 2010	40	6	3,420	(1,615)
Suntech Power Holdings Co. Ltd.	Put	July 2010	14	20	9,600	(1,602)
United States National Gas Fund	Put	January 2011	10	50	13,650	(4,882)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(25,894)

The following is a summary of VA Situs Fund’s written option activity for the period ended June 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	—	$—
Options written	744	226,379
Options expired	(154)	(32,904)
Options closed	(80)	(22,959)
Options exercised	(410)	(130,817)

Outstanding at 6/30/2010	100	$39,699

At June 30, 2010, VA Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
Jacobs Engineering Group, Inc.	Call	July 2010	$40	100	$3,000	$36,699

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$36,699

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2010, and the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010.

The fair value of Derivative Instruments as of June 30, 2010 is as follows:

	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Fund	Fair Value
Equity Contracts	Options Written, at value	VA Income Equity Fund	$5,405
		VA New Economy Fund	213,145
		VA Real Strategies Fund	61,363
		VA Situs Fund	3,000

58

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

The effect of Derivative Instruments on the Statements of Operations for the period ended June 30, 2010 is as follows:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts	Net Realized gain (loss) on option transactions/net change in unrealized appreciation/depreciation of investments and options	VA Growth Fund VA Income Equity Fund VA New Economy Fund VA Real Strategies Fund VA Situs Fund	$9,709 (11,835 (6,812 16,405 50,984	) )	$37,243 19,795 81,246 (25,404 36,699)

Derivative positions open during the period and at the period end are reflected for each Fund in the tables presented above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

F.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Brown Brothers Harriman (“BBH”) serves as the sub-custodian for the securities lending program. BBH retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of June 30, 2010, the Funds were not participating in a securities lending program.

G.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales.

Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

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59

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

I.	Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

J.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund have been provided for in accordance with each applicable country’s tax rules and rates.

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
VA Balanced Fund	$17,164,207	$176,515	$(423,619)	$(247,104)
VA Dividend Capture Fund	29,756,325	1,732,999	(1,508,624)	224,375
VA Growth Fund	14,895,078	405,185	(790,683)	(385,498)
VA Income Equity Fund	19,269,613	1,087,881	(1,466,821)	(378,940)
VA International Equity Fund	18,465,759	906,868	(1,862,639)	(955,771)
VA Macro 100 Fund	5,681,228	408,785	(807,095)	(398,310)
VA Mid Corp America Fund	13,229,096	4,656,130	(895,064)	3,761,066
VA New Economy Fund	11,309,639	625,464	(1,103,019)	(477,555)
VA Real Strategies Fund	2,151,592	57,973	(198,588)	(140,615)
VA Rotating Markets Fund	6,308,557	6,243	(503,007)	(496,764)
VA Situs Fund	18,771,306	2,352,938	(3,522,524)	(1,169,586)
VA Mortgage Securities Fund	13,313,062	517,341	(109,798)	407,543

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2010.

The tax character of distributions paid during the fiscal year ended December 31, 2009 were as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions
VA Balanced Fund	$3,995	$—	$3,995
VA International Equity Fund	6,126	—	6,126

*	The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

60

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

As of December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
VA Balanced Fund	$21,244	$21,244	$(11,053)	$321,880	$332,071
VA Dividend Capture Fund	1,391,042	1,391,042	(15,284,981)	1,194,833	(12,699,106)
VA Growth Fund	24,485	24,485	(4,214,242)	2,000,389	(2,189,368)
VA Income Equity Fund	573,536	573,536	(8,011,485)	1,637,368	(5,800,581)
VA International Equity Fund	244,844	244,844	(2,269,270)	964,931	(1,059,495)
VA Macro 100 Fund	50,144	50,144	(2,332,556)	(365,727)	(2,648,139)
VA Mid Corp America Fund	123,643	123,643	(1,813,161)	4,722,597	3,033,079
VA New Economy Fund	11,498	11,498	(3,985,569)	126,060	(3,848,011)
VA Real Strategies Fund	6,506	6,506	(70,384)	44,379	(19,499)
VA Rotating Markets Fund	73,676	73,676	(1,373,635)	716,888	(583,071)
VA Situs Fund	91,867	91,867	(2,062,562)	(672,549)	(2,643,244)
VA Mortgage Securities Fund	316,096	316,096	(192,438)	184,692	308,350

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

As of December 31, 2009, the following Funds had net capital loss carryforwards that expire in the noted fiscal years, to offset future net capital gains, if any, to the extent provided by Treasury regulations:

Fund	2016	2017	Total
VA Balanced Fund	$800	$8,765	$9,565
VA Dividend Capture Fund	4,101,313	10,406,107	14,507,420
VA Growth Fund	2,158,802	2,008,824	4,167,626
VA Income Equity Fund	2,774,215	4,888,207	7,662,422
VA International Equity Fund	226,000	1,984,700	2,210,700
VA Macro 100 Fund	1,759,976	437,242	2,197,218
VA Mid Corp America Fund	438,892	1,348,935	1,787,827
VA New Economy Fund	100,890	3,701,173	3,802,063
VA Real Strategies Fund	23,927	46,457	70,384
VA Rotating Markets Fund	335,513	1,038,122	1,373,635
VA Situs Fund	157,155	1,864,253	2,021,408
VA Mortgage Securities Fund	100,360	92,078	192,438

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2009, the Funds deferred post-October capital losses and post-October currency losses as follows:

Fund	Post-October Capital Losses	Post-October Currency Losses
VA Balanced Fund	$1,488	$—
VA Dividend Capture Fund	777,561	—
VA Growth Fund	46,616	—
VA Income Equity Fund	349,063	—
VA International Equity Fund	49,281	9,289
VA Macro 100 Fund	135,338	—
VA Mid Corp America Fund	25,334	—
VA New Economy Fund	183,506	—
VA Situs Fund	41,154	—

H U N T I N G T O N      F U N D S

61

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

K.	Subsequent Events

The Funds have evaluated subsequent events through the date these financial statements were issued, and there are no subsequent events to report. Based upon this evaluation, as noted below in “Administrative and Financial Administration Fees,” a change in sub-contracted service providers is expected to occur on or about September 1, 2010.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment advisor. The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund, except for VA Balanced Fund, for which the Advisor receives a fee, computed daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of the VA Balanced Fund.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for VA Balanced Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the VA Balanced Fund in order to limit the total direct net annual operating expenses to not more than 0.10% of the average daily net assets of VA Balanced Fund through April 30, 2011. Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Consulting Fee—Laffer Investments, Inc. acts as a consultant (the “Consultant”) to the Advisor for VA Macro 100 Fund. The Advisor pays the Consultant a fee for its services. Neither the Trust nor VA Macro 100 Fund is liable for payment of this fee.

Administrative and Financial Administration Fees—Huntington is the Administrator to the Trust, and Unified Fund Services, Inc. (“Unified”), a subsidiary of Huntington, is the Sub-Administrator. Effective August 1, 2010, Unified was named Huntington Asset Services, Inc. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, Unified provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. The Administrator pays the Sub-Administrator a fee for the services it provides to the Trust. Under the Administrative Services Agreement, Huntington also provides portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to Citi Fund Services Ohio, Inc. (“Citi” or “Sub-Financial Administrator”). Citi is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances. On, or about, September 1, 2010, Huntington will begin sub-contracting certain fund accounting services to Unified.

Huntington provides administrative and financial administration and accounting services at the following annual rate on a tiered basis:

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses—Unified is the transfer and dividend disbursing agent for the Funds. For its services, Unified receives a yearly fixed amount per shareholder account, subject to a yearly minimum of $6,000 for each of the Funds. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. BBH serves as sub-custodian for VA International Equity Fund’s, VA Real Strategies Fund’s and VA Situs Fund’s foreign assets. Huntington and BBH receive fees based on the level of a Fund’s average daily net assets for the period, plus out-of-pocket expenses.

62

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

Compliance Services—The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $125,000 annually.

General—Certain officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/09 Market Value	Purchases	Sales	6/30/10 Market Value	Income
VA Dividend Capture Fund	$850,721	3,257,474	$(3,906,814)	$201,381	$19
VA Growth Fund	1,818,207	9,381,093	(11,142,795)	56,505	102
VA Income Equity Fund	354,364	3,008,508	(3,043,044)	319,828	20
VA International Equity Fund	896,597	5,573,689	(5,369,417)	1,100,869	79
VA Macro 100 Fund	261,103	985,112	(979,687)	266,528	17
VA Mid Corp America Fund	866,180	2,998,869	(3,220,460)	644,589	32
VA New Economy Fund	1,261,950	5,633,839	(6,444,338)	451,451	48
VA Real Strategies Fund	229,580	665,766	(598,434)	296,912	14
VA Rotating Markets Fund	389,619	1,765,070	(1,648,408)	506,281	25
VA Situs Fund	1,709,035	3,895,687	(5,241,901)	362,821	49
VA Mortgage Securities Fund	551,476	4,791,879	(4,839,478)	503,877	39

Additionally, the VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/09 Market Value	Purchases	Sales	6/30/10 Market Value	Income
Huntington Money Market Fund	$47,374	$5,008,501	$(4,650,160)	$405,715	$16
Huntington Fixed Income Securities Fund	2,115,777	3,847,048	(769,897)	5,342,352	67,471
VA Dividend Capture Fund	267,237	448,034	(19,200)	673,476	—
VA Growth Fund	1,200,674	2,282,377	(191,199)	3,019,672	—
VA Income Equity Fund	798,198	1,437,897	(80,512)	2,012,962	—
VA International Equity Fund	668,221	1,275,947	(96,340)	1,674,277	—
VA Macro 100 Fund	332,562	595,833	(115,287)	838,858	—
VA Mid Corp America Fund	265,754	487,864	(49,260)	672,034	—
VA New Economy Fund	299,676	585,374	(79,068)	757,857	—
VA Situs Fund	165,752	307,429	35,221	419,928	—
VA Mortgage Securities Fund	436,045	722,443	—	1,099,972	—

(4)	VA Balanced Fund, VA Real Strategies Fund and VA Rotating Markets Fund Structure

The VA Balanced Fund, VA Real Strategies Fund and VA Rotating Markets Fund (“Investing Funds”), in accordance with their prospectuses, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incur expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(5)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2010, were as follows:

Fund	Purchases	Sales
VA Balanced Fund	$11,990,246	$1,435,984
VA Dividend Capture Fund	15,973,434	17,666,464
VA Growth Fund	20,460,319	18,089,733
VA Income Equity Fund	8,225,561	8,325,994
VA International Equity Fund	6,730,961	3,280,577
VA Macro 100 Fund	743,579	746,689
VA Mid Corp America Fund	2,092,818	3,181,815
VA New Economy Fund	11,929,856	11,179,836
VA Real Strategies Fund	1,248,930	169,404
VA Rotating Markets Fund	8,676,610	8,791,347
VA Situs Fund	5,128,215	2,691,220
VA Mortgage Securities Fund	4,877,440	1,734,539

H U N T I N G T O N      F U N D S

63

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2010

Purchases and sales of long-term U.S. government securities for the period ended June 30, 2010 were as follows:

Fund	Purchases	Sales
VA Mortgage Securities Fund	$4,218,087	$1,691,945

(6)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

64

Huntington Funds

Supplemental Information (Unaudited)

Shareholder Expense Example

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2010 to June 30, 2010.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value, January 1, 2010	Ending Account Value, June 30, 2010	Expenses Paid During Period(1)	Annualized Expense Ratio
VA Balanced Fund
Actual	$1,000.00	$978.40	$0.49	0.10%
Hypothetical(2)	$1,000.00	$1,024.30	$0.50	0.10%
VA Dividend Capture Fund
Actual	$1,000.00	$985.30	$4.73	0.96%
Hypothetical(2)	$1,000.00	$1,020.03	$4.81	0.96%
VA Growth Fund
Actual	$1,000.00	$905.90	$4.73	1.00%
Hypothetical(2)	$1,000.00	$1,019.84	$5.01	1.00%
VA Income Equity Fund
Actual	$1,000.00	$936.20	$4.70	0.98%
Hypothetical(2)	$1,000.00	$1,019.93	$4.91	0.98%
VA International Equity Fund
Actual	$1,000.00	$880.80	$4.71	1.01%
Hypothetical(2)	$1,000.00	$1,019.79	$5.06	1.01%
VA Macro 100 Fund
Actual	$1,000.00	$951.10	$5.51	1.14%
Hypothetical(2)	$1,000.00	$1,019.14	$5.71	1.14%
VA Mid Corp America Fund
Actual	$1,000.00	$980.00	$4.86	0.99%
Hypothetical(2)	$1,000.00	$1,019.89	$4.96	0.99%
VA New Economy Fund
Actual	$1,000.00	$954.20	$4.99	1.03%
Hypothetical(2)	$1,000.00	$1,019.69	$5.16	1.03%
VA Real Strategies Fund
Actual	$1,000.00	$924.10	$7.87	1.65%
Hypothetical(2)	$1,000.00	$1,016.61	$8.25	1.65%
VA Rotating Markets Fund
Actual	$1,000.00	$902.60	$5.19	1.10%
Hypothetical(2)	$1,000.00	$1,019.34	$5.51	1.10%

H U N T I N G T O N      F U N D S

65

Huntington Funds

	Beginning Account Value, January 1, 2010	Ending Account Value, June 30, 2010	Expenses Paid During Period(1)	Annualized Expense Ratio
VA Situs Fund
Actual	$1,000.00	$988.00	$4.88	0.99%
Hypothetical(2)	$1,000.00	$1,019.89	$4.96	0.99%
VA Mortgage Securities Fund
Actual	$1,000.00	$1,033.00	$5.49	1.09%
Hypothetical(2)	$1,000.00	$1,019.39	$5.46	1.09%

(1)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses, if applicable, by the Funds’ Advisor for the period beginning January 1, 2010 through June 30, 2010. “The Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)	Hypothetical assumes 5% annual return before expenses.

66

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting “Form N-Q.”

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Administrator, Financial Administrator and Custodian of The Huntington Funds. Unified Fund Services, Inc. serves as the Sub-Administrator and is affiliated with the Huntington National Bank. Citi Fund Services Ohio, Inc. serves as Sub-Fund Accountant. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Cusip 446327165

Cusip 446771206

Cusip 446771107

Cusip 446771701

Cusip 446771305

Cusip 446771503

Cusip 446771602

Cusip 446771800

Cusip 446771875

Cusip 446771867

Cusip 446771883

Cusip 446327215

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)* /s/ R. Jeffrey Young

                                           R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date    8/25/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Jeffrey Young

                                            R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date    8/25/10

By (Signature and Title)* /s/ Joel B. Engle

                                           Joel B. Engle, Treasurer and Principal Financial Officer

Date    8/31/10